UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05555

SANFORD C. BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J.Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2019

Date of reporting period: December 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund, Inc.

Tax-Managed International Portfolio

Schedule of Investments

December 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.6%
Financials - 19.5%
Banks - 10.0%
Bank Leumi Le-Israel BM	1,092,510	$6,604,234
Bank of Ireland Group PLC	3,301,872	18,364,094
BOC Hong Kong Holdings Ltd.	5,825,000	21,620,805
Credicorp Ltd.	83,940	18,606,980
DBS Group Holdings Ltd.	656,300	11,412,955
DNB ASA	582,579	9,351,355
Erste Group Bank AG (a)	758,158	25,138,661
Hang Seng Bank Ltd.	420,500	9,419,720
HDFC Bank Ltd.	1,144,716	34,788,282
ICICI Bank Ltd.	4,625,450	23,910,950
Mitsubishi UFJ Financial Group, Inc.	6,419,200	31,503,201
Oversea-Chinese Banking Corp., Ltd.	606,520	5,016,883
Royal Bank of Canada	216,860	14,842,806
Seven Bank Ltd.	3,091,900	8,826,278
Sumitomo Mitsui Financial Group, Inc.	200,900	6,622,681
Svenska Handelsbanken AB-Class A	1,207,630	13,435,699
Swedbank AB-Class A	814,150	18,197,182
Toronto-Dominion Bank (The)	263,420	13,093,819
Westpac Banking Corp.	498,010	8,799,779

		299,556,364

Capital Markets - 3.1%
Credit Suisse Group AG (a)	2,537,344	27,737,458
Euronext NV (b)	118,220	6,811,540
London Stock Exchange Group PLC	290,280	15,059,881
Partners Group Holding AG	58,184	35,396,020
Singapore Exchange Ltd.	1,453,500	7,617,519

		92,622,418

Consumer Finance - 0.8%
Bharat Financial Inclusion Ltd. (a)	943,310	13,677,782
Hitachi Capital Corp.	510,700	10,737,803

		24,415,585

Diversified Financial Services - 0.3%
ORIX Corp.	585,500	8,555,278

Insurance - 4.7%
Admiral Group PLC	367,740	9,595,685
AIA Group Ltd.	3,496,000	29,040,607
Allianz SE	161,770	32,508,515
Direct Line Insurance Group PLC	1,530,624	6,221,900
NN Group NV	373,179	14,837,064
PICC Property & Casualty Co., Ltd.-Class H	13,341,000	13,612,686
Prudential PLC	1,094,788	19,549,027
Sampo Oyj-Class A	151,970	6,735,257
Swiss Re AG	95,580	8,793,392

		140,894,133

Thrifts & Mortgage Finance - 0.6%
Housing Development Finance Corp., Ltd.	624,350	17,560,679

		583,604,457

Company	Shares	U.S. $ Value
Consumer Discretionary - 12.3%
Auto Components - 2.6%
Aptiv PLC	248,350	$15,290,910
Hankook Tire Co., Ltd. (a)	374,726	13,468,329
Magna International, Inc.-Class A	404,320	18,376,344
NGK Spark Plug Co., Ltd.	900,800	17,831,261
Valeo SA	422,170	12,312,834

		77,279,678

Automobiles - 1.9%
Honda Motor Co., Ltd.	719,400	18,952,636
Peugeot SA	1,083,670	23,112,283
Subaru Corp.	755,900	16,148,561

		58,213,480

Hotels, Restaurants & Leisure - 1.1%
Aristocrat Leisure Ltd.	686,600	10,569,372
Compass Group PLC	731,570	15,395,758
Merlin Entertainments PLC (b)	1,568,701	6,354,131

		32,319,261

Household Durables - 2.0%
Auto Trader Group PLC (b)	1,612,970	9,360,693
Nikon Corp.	1,857,200	27,663,199
Panasonic Corp.	2,554,400	22,947,246

		59,971,138

Internet & Direct Marketing Retail - 1.0%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	143,909	19,725,607
Ctrip.com International Ltd. (ADR) (a)	233,882	6,328,847
Moneysupermarket.com Group PLC	743,531	2,610,515

		28,664,969

Leisure Products - 1.1%
Amer Sports Oyj (a)	459,256	20,190,245
Bandai Namco Holdings, Inc.	269,600	12,104,828

		32,295,073

Multiline Retail - 0.4%
B&M European Value Retail SA	2,036,462	7,308,092
Wesfarmers Ltd.	208,020	4,725,936

		12,034,028

Textiles, Apparel & Luxury Goods - 2.2%
EssilorLuxottica SA	91,630	11,614,823
HUGO BOSS AG	232,334	14,322,059
LVMH Moet Hennessy Louis Vuitton SE	35,119	10,281,991
Pandora A/S	309,290	12,626,731
Samsonite International SA (a)(b)	1,924,400	5,466,895
Shenzhou International Group Holdings Ltd.	1,095,000	12,445,604

		66,758,103

		367,535,730

Company	Shares	U.S. $ Value
Industrials - 11.9%
Aerospace & Defense - 3.2%
AerCap Holdings NV (a)	255,640	$10,123,344
Airbus SE	303,473	28,933,036
BAE Systems PLC	3,975,731	23,253,466
Leonardo SpA	1,848,725	16,287,668
MTU Aero Engines AG	88,740	16,115,328

		94,712,842

Airlines - 1.7%
Japan Airlines Co., Ltd.	721,000	25,553,006
Qantas Airways Ltd.	6,089,215	24,841,094

		50,394,100

Building Products - 0.9%
Assa Abloy AB-Class B	398,138	7,129,374
Kingspan Group PLC	438,680	18,805,088

		25,934,462

Commercial Services & Supplies - 0.4%
China Everbright International Ltd.	14,312,148	12,825,513

Construction & Engineering - 0.4%
Taisei Corp.	259,200	11,101,121

Electrical Equipment - 1.4%
Nidec Corp.	83,900	9,493,030
Schneider Electric SE	237,240	16,092,275
Vestas Wind Systems A/S	221,260	16,749,071

		42,334,376

Industrial Conglomerates - 0.7%
Siemens AG	188,100	20,992,252

Machinery - 0.8%
FANUC Corp.	45,000	6,829,181
Glory Ltd.	254,000	5,711,980
Hoshizaki Corp.	77,900	4,726,870
KION Group AG	111,740	5,682,393

		22,950,424

Professional Services - 2.3%
Experian PLC	358,210	8,683,695
Intertek Group PLC	112,800	6,903,678
Recruit Holdings Co., Ltd.	437,300	10,564,612
RELX PLC (a)	531,720	10,940,269
RELX PLC (London)	959,680	19,788,974
Wolters Kluwer NV	234,070	13,764,997

		70,646,225

Road & Rail - 0.1%
East Japan Railway Co.	53,400	4,715,758

		356,607,073

Consumer Staples - 11.0%
Beverages - 1.0%
Coca-Cola Bottlers Japan Holdings, Inc.	463,300	13,816,104
Diageo PLC	134,920	4,821,285

Company	Shares	U.S. $ Value
Treasury Wine Estates Ltd.	999,848	$10,426,201

		29,063,590

Food & Staples Retailing - 0.5%
Koninklijke Ahold Delhaize NV	479,680	12,117,760
Seven & i Holdings Co., Ltd.	109,500	4,758,334

		16,876,094

Food Products - 3.9%
Calbee, Inc.	275,900	8,617,572
Danone SA	142,500	10,043,771
Kerry Group PLC-Class A	152,830	15,133,625
Nestle SA	393,730	31,956,208
Orkla ASA	2,658,920	20,819,077
Salmar ASA	222,816	11,051,394
WH Group Ltd. (b)	25,694,500	19,734,574

		117,356,221

Household Products - 1.7%
Henkel AG & Co. KGaA (Preference Shares)	224,580	24,530,646
Reckitt Benckiser Group PLC	142,731	10,929,813
Unicharm Corp.	466,800	15,097,220

		50,557,679

Personal Products - 1.0%
Unilever PLC	551,790	28,970,504

Tobacco - 2.9%
British American Tobacco PLC	1,340,664	42,658,606
Imperial Brands PLC	249,100	7,560,611
Japan Tobacco, Inc.	1,150,900	27,346,628
Philip Morris International, Inc.	152,990	10,213,612

		87,779,457

		330,603,545

Information Technology - 10.4%
Communications Equipment - 0.8%
Nokia Oyj	4,156,250	24,127,513

Electronic Equipment, Instruments & Components - 1.4%
Halma PLC	774,972	13,500,334
Ingenico Group SA	84,361	4,785,580
Keyence Corp.	34,000	17,185,153
Murata Manufacturing Co., Ltd.	54,600	7,357,335

		42,828,402

IT Services - 1.6%
Amadeus IT Group SA-Class A	194,130	13,507,089
Capgemini SE	191,480	19,045,557
Otsuka Corp.	179,200	4,931,842
Wirecard AG	67,720	10,208,941

		47,693,429

Semiconductors & Semiconductor Equipment - 2.8%
ASML Holding NV	125,859	19,717,002
Infineon Technologies AG	737,810	14,772,185
SCREEN Holdings Co., Ltd.	227,000	9,516,864

Company	Shares	U.S. $ Value
SUMCO Corp.	315,100	$3,509,266
Taiwan Semiconductor Manufacturing Co., Ltd.	5,210,000	37,831,004

		85,346,321

Software - 2.9%
Check Point Software Technologies Ltd. (a)	114,220	11,724,683
Constellation Software, Inc./Canada	17,832	11,414,204
Dassault Systemes SE	129,640	15,398,611
Nice Ltd. (a)	189,649	20,546,826
Oracle Corp. Japan	241,700	15,342,595
SAP SE	40,361	4,005,814
Temenos AG (a)	66,090	7,941,557

		86,374,290

Technology Hardware, Storage & Peripherals - 0.9%
Samsung Electronics Co., Ltd.	732,330	25,493,643

		311,863,598

Health Care - 9.9%
Biotechnology - 0.3%
Genmab A/S (a)	51,061	8,395,470

Health Care Equipment & Supplies - 0.8%
Hoya Corp.	231,100	13,935,338
Koninklijke Philips NV	276,690	9,700,610

		23,635,948

Health Care Providers & Services - 0.5%
Apollo Hospitals Enterprise Ltd.	899,680	16,162,590

Life Sciences Tools & Services - 1.9%
Eurofins Scientific SE	21,907	8,181,827
Gerresheimer AG	167,880	11,031,561
ICON PLC (a)	64,560	8,341,797
Lonza Group AG (a)	23,160	6,020,550
QIAGEN NV (a)	289,650	9,897,556
Tecan Group AG	65,420	12,733,087

		56,206,378

Pharmaceuticals - 6.4%
Astellas Pharma, Inc.	848,000	10,834,575
GlaxoSmithKline PLC	323,810	6,171,177
H Lundbeck A/S	158,890	6,993,205
Novo Nordisk A/S-Class B	1,119,550	51,417,650
Ono Pharmaceutical Co., Ltd.	909,000	18,562,419
Roche Holding AG	282,361	70,098,614
Sanofi	116,810	10,133,248
Teva Pharmaceutical Industries Ltd. (a)	11,102	170,778
Teva Pharmaceutical Industries Ltd. (Sponsored ADR) (a)	976,010	15,050,074
Vectura Group PLC (a)	3,945,580	3,525,122

		192,956,862

		297,357,248

Company	Shares	U.S. $ Value
Materials - 6.2%
Chemicals - 3.3%
Air Water, Inc.	743,500	$11,205,477
Chr Hansen Holding A/S	110,890	9,843,336
Covestro AG (b)	108,370	5,366,968
Incitec Pivot Ltd.	206,093	476,390
Johnson Matthey PLC	524,190	18,716,530
Koninklijke DSM NV	217,790	17,668,360
Nippon Shokubai Co., Ltd.	28,200	1,797,695
Sika AG	90,840	11,538,819
Tosoh Corp.	995,800	12,916,615
Umicore SA	81,250	3,242,282
Victrex PLC	239,270	6,982,301

		99,754,773

Construction Materials - 0.9%
Buzzi Unicem SpA	1,040,410	17,945,235
CRH PLC (London)	300,032	7,942,409

		25,887,644

Containers & Packaging - 0.4%
BillerudKorsnas AB	1,113,190	13,297,073

Metals & Mining - 1.6%
First Quantum Minerals Ltd.	999,170	8,080,015
Norsk Hydro ASA	4,164,310	18,868,738
Northern Star Resources Ltd.	1,346,300	8,788,055
Yamato Kogyo Co., Ltd.	535,600	12,518,438

		48,255,246

		187,194,736

Energy - 5.9%
Oil, Gas & Consumable Fuels - 5.9%
Caltex Australia Ltd.	262,980	4,718,214
Equinor ASA	249,480	5,292,000
JXTG Holdings, Inc.	4,380,600	22,750,757
PetroChina Co., Ltd. - Class H	36,060,000	22,375,095
Repsol SA	1,789,580	28,771,162
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	1,652,950	48,720,478
Royal Dutch Shell PLC - Class A	431,800	12,709,096
Royal Dutch Shell PLC - Class B	539,325	16,124,461
Showa Shell Sekiyu KK	531,200	7,359,326
TOTAL SA	140,619	7,416,965

		176,237,554

Communication Services - 5.4%
Diversified Telecommunication Services - 3.5%
Cellnex Telecom SA (a)(b)	335,163	8,571,283
China Unicom Hong Kong Ltd.	19,532,000	20,809,528
Deutsche Telekom AG	823,390	13,994,927
HKT Trust & HKT Ltd.-Class SS	13,633,000	19,638,740
Nippon Telegraph & Telephone Corp.	914,100	37,294,646
TELUS Corp.	162,640	5,390,756

		105,699,880

Company	Shares	U.S. $ Value
Entertainment - 0.9%
CTS Eventim AG & Co. KGaA	58,001	$2,165,975
Daiichikosho Co., Ltd.	129,300	6,145,851
Nintendo Co., Ltd.	69,000	18,322,189

		26,634,015

Interactive Media & Services - 0.8%
Kakaku.com, Inc.	327,300	5,789,530
Tencent Holdings Ltd.	440,400	17,651,374

		23,440,904

Media - 0.2%
Quebecor, Inc.-Class B	316,947	6,672,324

		162,447,123

Utilities - 2.3%
Electric Utilities - 0.9%
EDP-Energias de Portugal SA	6,613,232	23,134,965
Kansai Electric Power Co., Inc. (The)	320,500	4,806,448

		27,941,413

Gas Utilities - 0.7%
ENN Energy Holdings Ltd.	1,566,000	13,918,238
Tokyo Gas Co., Ltd.	271,800	6,874,407

		20,792,645

Multi-Utilities - 0.4%
Suez	894,360	11,814,937

Water Utilities - 0.3%
Beijing Enterprises Water Group Ltd. (a)	19,172,000	9,785,866

		70,334,861

Real Estate - 1.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Merlin Properties Socimi SA	536,826	6,631,600
Nippon Building Fund, Inc.	1,838	11,573,559
Nippon Prologis REIT, Inc.	2,655	5,603,306

		23,808,465

Real Estate Management & Development - 1.0%
Aroundtown SA	2,284,350	18,950,863
Vonovia SE	231,500	10,435,766

		29,386,629

		53,195,094

Total Common Stocks (cost $3,053,456,126)		2,896,981,019

RIGHTS - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Repsol SA, expiring 1/09/19 (a) (cost $835,511)	1,789,580	820,164

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 2.3%
Investment Companies - 2.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.31% (c)(d)(e) (cost $68,174,514)	68,174,514	$68,174,514

Total Investments - 98.9% (cost $3,122,466,151) (f)		2,965,975,697
Other assets less liabilities - 1.1%		32,453,357

Net Assets - 100.0%		$2,998,429,054

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)	Original Value	Value at December 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Mini MSCI EAFE Futures	899	March 2019	USD 45	$79,889,626	$77,134,200	$(2,755,426)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CHF	10,748	USD	10,829	1/17/19	$(118,999)
Bank of America, NA	EUR	7,013	USD	7,997	1/17/19	(47,974)
Bank of America, NA	USD	11,360	NOK	97,928	1/17/19	(27,072)
Bank of America, NA	USD	32,495	SEK	288,542	1/17/19	99,215
Bank of America, NA	USD	2,968	TWD	90,643	3/14/19	14,248
Bank of America, NA	USD	13,490	CHF	13,192	4/16/19	63,983
Barclays Bank PLC	GBP	14,143	USD	18,378	1/17/19	338,820
Barclays Bank PLC	HKD	862,954	USD	110,292	1/17/19	42,835
Barclays Bank PLC	ILS	137,328	USD	38,088	1/17/19	1,321,223
Barclays Bank PLC	SEK	28,611	USD	3,184	1/17/19	(47,806)
Barclays Bank PLC	USD	95,628	CHF	93,841	1/17/19	(37,513)
Barclays Bank PLC	USD	10,175	GBP	7,730	1/17/19	(315,329)
Barclays Bank PLC	USD	3,820	HKD	29,914	1/17/19	1,917
Barclays Bank PLC	USD	29,124	JPY	3,235,428	1/17/19	418,365
Barclays Bank PLC	USD	7,949	NOK	69,676	1/17/19	114,481
Barclays Bank PLC	USD	9,654	NOK	83,287	1/17/19	(15,319)
Barclays Bank PLC	CNY	58,942	USD	8,545	1/24/19	(40,088)
Barclays Bank PLC	USD	4,020	CNY	27,795	1/24/19	28,230
Barclays Bank PLC	USD	6,072	CNY	41,675	1/24/19	(1,144)
BNP Paribas SA	CHF	11,054	USD	11,301	1/17/19	41,001
BNP Paribas SA	JPY	1,052,009	USD	9,313	1/17/19	(293,134)
BNP Paribas SA	USD	9,203	JPY	1,035,613	1/17/19	253,239
Citibank, NA	CAD	93,156	USD	71,734	1/17/19	3,470,845
Citibank, NA	CHF	22,295	USD	22,560	1/17/19	(150,135)
Citibank, NA	EUR	8,820	USD	10,082	1/17/19	(35,092)
Citibank, NA	GBP	7,415	USD	9,523	1/17/19	65,735
Citibank, NA	JPY	2,937,390	USD	26,307	1/17/19	(513,855)
Citibank, NA	USD	79,503	EUR	68,054	1/17/19	(1,439,936)
Citibank, NA	USD	111,221	GBP	83,916	1/17/19	(4,187,810)
Citibank, NA	USD	59,298	JPY	6,652,405	1/17/19	1,445,173
Citibank, NA	KRW	42,800,296	USD	38,121	2/20/19	(366,781)
Citibank, NA	USD	14,444	GBP	11,321	4/16/19	58,450
Credit Suisse International	AUD	25,925	USD	18,313	1/17/19	47,005
Credit Suisse International	CHF	42,544	USD	42,775	1/17/19	(562,274)
Credit Suisse International	USD	55,400	GBP	42,529	1/17/19	(1,154,874)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	USD	18,972	NOK	159,489	1/17/19	$(514,951)
Credit Suisse International	USD	22,357	EUR	19,621	4/16/19	322,863
Credit Suisse International	USD	39,457	JPY	4,319,193	4/16/19	273,671
Deutsche Bank AG	USD	5,507	JPY	619,562	1/17/19	149,801
Deutsche Bank AG	INR	6,276,130	USD	87,956	3/18/19	(1,556,381)
Goldman Sachs Bank USA	GBP	9,250	USD	11,743	1/17/19	(55,026)
Goldman Sachs Bank USA	JPY	2,197,686	USD	19,866	1/17/19	(201,302)
Goldman Sachs Bank USA	SEK	20,556	USD	2,252	1/17/19	(70,009)
Goldman Sachs Bank USA	USD	9,565	GBP	7,300	1/17/19	(254,392)
Goldman Sachs Bank USA	USD	15,059	JPY	1,694,047	1/17/19	409,716
HSBC Bank USA	USD	4,535	HKD	35,499	1/17/19	563
HSBC Bank USA	USD	5,594	NZD	8,584	1/17/19	168,490
HSBC Bank USA	CNY	136,721	USD	19,708	1/24/19	(207,274)
JPMorgan Chase Bank, NA	GBP	6,548	USD	8,560	1/17/19	207,822
JPMorgan Chase Bank, NA	JPY	2,871,137	USD	25,479	1/17/19	(737,688)
JPMorgan Chase Bank, NA	NOK	271,190	USD	32,847	1/17/19	1,462,216
JPMorgan Chase Bank, NA	USD	19,086	AUD	26,267	1/17/19	(579,598)
JPMorgan Chase Bank, NA	USD	3,258	CHF	3,247	1/17/19	49,958
JPMorgan Chase Bank, NA	USD	7,371	EUR	6,298	1/17/19	(146,286)
JPMorgan Chase Bank, NA	USD	16,702	EUR	14,544	4/16/19	109,123
JPMorgan Chase Bank, NA	USD	44,389	JPY	4,989,940	4/16/19	1,511,105
Morgan Stanley & Co., Inc.	EUR	14,176	USD	16,309	1/17/19	48,474
Morgan Stanley & Co., Inc.	EUR	19,012	USD	21,794	1/17/19	(14,148)
Morgan Stanley & Co., Inc.	HKD	39,425	USD	5,053	1/17/19	16,600
Morgan Stanley & Co., Inc.	ILS	26,814	USD	7,435	1/17/19	256,000
Morgan Stanley & Co., Inc.	JPY	6,035,290	USD	53,990	1/17/19	(1,118,202)
Morgan Stanley & Co., Inc.	USD	12,339	EUR	10,724	1/17/19	(37,473)
Morgan Stanley & Co., Inc.	USD	30,437	JPY	3,415,946	1/17/19	753,989
Morgan Stanley & Co., Inc.	PEN	53,657	USD	15,931	1/25/19	15,595
Morgan Stanley & Co., Inc.	TWD	1,155,360	USD	38,030	3/14/19	12,931
Morgan Stanley & Co., Inc.	CAD	10,429	USD	7,691	4/16/19	33,876
Morgan Stanley & Co., Inc.	USD	11,872	EUR	10,351	4/16/19	92,479
Natwest Markets PLC	EUR	7,178	USD	8,284	1/17/19	50,528
Natwest Markets PLC	EUR	9,598	USD	10,944	1/17/19	(65,849)
Natwest Markets PLC	JPY	6,156,906	USD	54,844	1/17/19	(1,375,168)
Natwest Markets PLC	NOK	362,475	USD	44,483	1/17/19	2,534,729
Natwest Markets PLC	USD	4,511	AUD	6,362	1/17/19	(28,770)
Natwest Markets PLC	USD	4,445	CAD	5,805	1/17/19	(191,196)
Natwest Markets PLC	USD	33,706	EUR	29,486	1/17/19	116,637
Natwest Markets PLC	USD	9,765	GBP	7,615	1/17/19	(52,454)
Natwest Markets PLC	USD	26,951	JPY	3,025,295	1/17/19	673,256
Standard Chartered Bank	CAD	2,547	USD	1,943	1/17/19	76,389
Standard Chartered Bank	JPY	1,762,935	USD	15,660	1/17/19	(437,750)
Standard Chartered Bank	USD	6,263	CAD	8,456	1/17/19	(66,654)
Standard Chartered Bank	USD	11,386	JPY	1,280,896	1/17/19	310,218
Standard Chartered Bank	CNY	924,917	USD	132,740	1/24/19	(1,983,873)
Standard Chartered Bank	USD	6,088	CNY	41,976	1/24/19	26,342
Standard Chartered Bank	INR	1,440,909	USD	19,787	3/18/19	(763,578)
Standard Chartered Bank	USD	8,141	INR	591,696	3/18/19	297,905
State Street Bank & Trust Co.	EUR	16,442	USD	18,902	1/17/19	41,694
State Street Bank & Trust Co.	EUR	14,451	USD	16,471	1/17/19	(105,486)
State Street Bank & Trust Co.	JPY	1,187,264	USD	10,835	1/17/19	(5,597)
State Street Bank & Trust Co.	USD	106,057	AUD	148,285	1/17/19	(1,581,341)
State Street Bank & Trust Co.	USD	2,257	ILS	8,347	1/17/19	(22,342)
State Street Bank & Trust Co.	USD	17,550	AUD	24,581	4/16/19	(206,075)
State Street Bank & Trust Co.	USD	8,026	JPY	894,305	4/16/19	200,040
UBS AG	EUR	8,799	USD	10,107	1/17/19	13,914
UBS AG	EUR	14,045	USD	15,929	1/17/19	(181,372)
UBS AG	USD	17,149	EUR	15,092	1/17/19	162,442
UBS AG	USD	44,664	JPY	5,032,281	1/17/19	1,285,791
UBS AG	USD	9,738	GBP	7,690	4/16/19	113,015

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
UBS AG	USD	16,204	JPY	1,805,347	4/16/19	$402,140

						$(1,890,293)

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate market value of these securities amounted to $61,666,084 or 2.1% of net assets.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of December 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $226,610,817 and gross unrealized depreciation of investments was $(387,746,990), resulting in net unrealized depreciation of $(161,136,173).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
EAFE	-	Europe, Australia, and Far East
MSCI	-	Morgan Stanley Capital International
REIT	-	Real Estate Investment Trust

COUNTRY BREAKDOWN1

December 31, 2018 (unaudited)

20.1%	Japan
12.9%	United Kingdom
7.1%	Switzerland
6.9%	Germany
6.4%	France
5.0%	China
3.6%	India
3.6%	Denmark
3.5%	Hong Kong
3.2%	Netherlands
2.6%	Canada
2.5%	Australia
2.4%	Ireland
17.9%	Other
2.3	Short-Term

100.0%	Total Investments

1

All data are as of December 31, 2018. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.2% or less in the following countries: Austria, Belgium, Finland, Israel, Italy, Norway, Peru, Portugal, Singapore, South Korea, Spain, Sweden, Taiwan and United States.

Sanford C. Bernstein Fund, Inc.

Tax-Managed International Portfolio

December 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2018:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$81,331,887		$502,272,570		$	– 0	–	$583,604,457
Consumer Discretionary	59,721,708		307,814,022			– 0	–	367,535,730
Industrials	10,123,344		346,483,729			– 0	–	356,607,073
Consumer Staples	10,213,612		320,389,933			– 0	–	330,603,545
Information Technology	23,138,887		288,724,711			– 0	–	311,863,598
Health Care	23,391,871		273,965,377			– 0	–	297,357,248
Materials	8,080,015		179,114,721			– 0	–	187,194,736
Energy	– 0	–	176,237,554			– 0	–	176,237,554
Communication Services	12,063,080		150,384,043			– 0	–	162,447,123
Utilities	11,814,937		58,519,924			– 0	–	70,334,861
Real Estate	– 0	–	53,195,094			– 0	–	53,195,094
Rights	820,164		– 0	–		– 0	–	820,164
Short-Term Investments	68,174,514		– 0	–		– 0	–	68,174,514

Total Investments in Securities	308,874,019		2,657,101,678	(a)		– 0	–	2,965,975,697
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	– 0	–	20,025,077			– 0	–	20,025,077
Liabilities:
Futures	(2,755,426)		– 0	–		– 0	–	(2,755,426)
Forward Currency Exchange Contracts	– 0	–	(21,915,370)			– 0	–	(21,915,370)

Total(c) (d)	$306,118,593		$2,655,211,385		$	– 0	–	$2,961,329,978

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	An amount of $85,082,533 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(d)	There were deminimis transfers under 1% of net assets from Level 2 to Level 1 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2018 is as follows:

Fund	Market Value 9/30/2018 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2018 (000)	Dividend Income (000)
Government Money Market Portfolio	$123,105	$157,310	$212,240	$68,175	$539

Sanford C. Bernstein Fund, Inc.

International Portfolio

Schedule of Investments

December 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.5%
Financials - 19.5%
Banks - 10.0%
Bank Leumi Le-Israel BM	464,750	$2,809,419
Bank of Ireland Group PLC	1,410,548	7,845,076
BOC Hong Kong Holdings Ltd.	2,503,500	9,292,306
Credicorp Ltd.	36,320	8,051,054
DBS Group Holdings Ltd.	286,200	4,976,974
DNB ASA	249,246	4,000,810
Erste Group Bank AG (a)	336,300	11,150,884
Hang Seng Bank Ltd.	181,300	4,061,344
HDFC Bank Ltd.	494,768	15,036,156
ICICI Bank Ltd.	1,972,480	10,196,602
Mitsubishi UFJ Financial Group, Inc.	2,781,700	13,651,616
Oversea-Chinese Banking Corp., Ltd.	265,429	2,195,519
Royal Bank of Canada	93,960	6,431,015
Seven Bank Ltd.	1,330,500	3,798,106
Sumitomo Mitsui Financial Group, Inc.	87,000	2,867,960
Svenska Handelsbanken AB-Class A	521,990	5,807,491
Swedbank AB-Class A	349,180	7,804,572
Toronto-Dominion Bank (The)	113,960	5,664,610
Westpac Banking Corp.	212,450	3,753,967

		129,395,481

Capital Markets - 3.1%
Credit Suisse Group AG (a)	1,084,413	11,854,467
Euronext NV (b)	50,980	2,937,340
London Stock Exchange Group PLC	123,610	6,412,953
Partners Group Holding AG	25,285	15,382,035
Singapore Exchange Ltd.	630,100	3,302,235

		39,889,030

Consumer Finance - 0.8%
Bharat Financial Inclusion Ltd. (a)	408,160	5,918,228
Hitachi Capital Corp.	217,600	4,575,183

		10,493,411

Diversified Financial Services - 0.3%
ORIX Corp.	251,800	3,679,281

Insurance - 4.7%
Admiral Group PLC	158,210	4,128,279
AIA Group Ltd.	1,506,400	12,513,378
Allianz SE	67,730	13,610,693
Direct Line Insurance Group PLC	667,488	2,713,301
NN Group NV	160,662	6,387,692
PICC Property & Casualty Co., Ltd.-Class H	5,703,000	5,819,140
Prudential PLC	472,589	8,438,761
Sampo Oyj-Class A	65,870	2,919,335
Swiss Re AG	41,330	3,802,374

		60,332,953

Thrifts & Mortgage Finance - 0.6%
Housing Development Finance Corp., Ltd.	270,150	7,598,330

		251,388,486

Company	Shares	U.S. $ Value
Consumer Discretionary - 12.2%
Auto Components - 2.6%
Aptiv PLC	106,170	$6,536,887
Hankook Tire Co., Ltd. (a)	161,070	5,789,147
Magna International, Inc.-Class A	174,920	7,950,114
NGK Spark Plug Co., Ltd.	389,900	7,718,038
Valeo SA	180,400	5,261,471

		33,255,657

Automobiles - 1.9%
Honda Motor Co., Ltd.	306,100	8,064,223
Peugeot SA	460,640	9,824,432
Subaru Corp.	339,800	7,259,268

		25,147,923

Hotels, Restaurants & Leisure - 1.1%
Aristocrat Leisure Ltd.	296,070	4,557,638
Compass Group PLC	313,800	6,603,864
Merlin Entertainments PLC (b)	674,877	2,733,635

		13,895,137

Household Durables - 2.0%
Auto Trader Group PLC (b)	695,530	4,036,431
Nikon Corp.	802,500	11,953,326
Panasonic Corp.	1,081,100	9,711,975

		25,701,732

Internet & Direct Marketing Retail - 0.9%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	61,514	8,431,724
Ctrip.com International Ltd. (ADR) (a)	98,649	2,669,442
Moneysupermarket.com Group PLC	322,327	1,131,681

		12,232,847

Leisure Products - 1.1%
Amer Sports Oyj (a)	196,504	8,638,894
Bandai Namco Holdings, Inc.	116,300	5,221,778

		13,860,672

Multiline Retail - 0.4%
B&M European Value Retail SA	881,520	3,163,442
Wesfarmers Ltd.	87,380	1,985,156

		5,148,598

Textiles, Apparel & Luxury Goods - 2.2%
EssilorLuxottica SA	39,020	4,946,092
HUGO BOSS AG	99,640	6,142,235
LVMH Moet Hennessy Louis Vuitton SE	15,222	4,456,632
Pandora A/S	132,320	5,401,950
Samsonite International SA (a)(b)	825,100	2,343,970
Shenzhou International Group Holdings Ltd.	466,000	5,296,485

		28,587,364

		157,829,930

Company	Shares	U.S. $ Value
Industrials - 11.9%
Aerospace & Defense - 3.2%
AerCap Holdings NV (a)	109,280	$4,327,488
Airbus SE	135,247	12,894,413
BAE Systems PLC	1,763,890	10,316,733
Leonardo SpA	796,055	7,013,417
MTU Aero Engines AG	39,610	7,193,241

		41,745,292

Airlines - 1.7%
Japan Airlines Co., Ltd.	306,800	10,873,318
Qantas Airways Ltd.	2,633,454	10,743,237

		21,616,555

Building Products - 0.8%
Assa Abloy AB-Class B	171,284	3,067,147
Kingspan Group PLC	186,680	8,002,493

		11,069,640

Commercial Services & Supplies - 0.4%
China Everbright International Ltd.	6,183,111	5,540,857

Construction & Engineering - 0.4%
Taisei Corp.	111,100	4,758,235

Electrical Equipment - 1.4%
Nidec Corp.	36,000	4,073,291
Schneider Electric SE	102,650	6,962,873
Vestas Wind Systems A/S	87,240	6,603,945

		17,640,109

Industrial Conglomerates - 0.7%
Siemens AG	78,020	8,707,153

Machinery - 0.8%
FANUC Corp.	19,400	2,944,136
Glory Ltd.	108,500	2,439,960
Hoshizaki Corp.	33,100	2,008,465
KION Group AG	48,180	2,450,131

		9,842,692

Professional Services - 2.4%
Experian PLC	155,250	3,763,557
Intertek Group PLC	48,640	2,976,905
Recruit Holdings Co., Ltd.	189,500	4,578,079
RELX PLC (a)	228,753	4,706,649
RELX PLC (London)	415,280	8,563,235
Wolters Kluwer NV	100,930	5,935,409

		30,523,834

Road & Rail - 0.1%
East Japan Railway Co.	22,500	1,986,977

		153,431,344

Consumer Staples - 11.0%
Beverages - 1.0%
Coca-Cola Bottlers Japan Holdings, Inc.	196,300	5,853,877
Diageo PLC	57,570	2,057,229

Company	Shares	U.S. $ Value
Treasury Wine Estates Ltd.	431,003	$4,494,407

		12,405,513

Food & Staples Retailing - 0.6%
Koninklijke Ahold Delhaize NV	205,730	5,197,187
Seven & i Holdings Co., Ltd.	46,900	2,038,045

		7,235,232

Food Products - 3.9%
Calbee, Inc.	118,800	3,710,647
Danone SA	60,640	4,274,065
Kerry Group PLC-Class A	66,130	6,548,365
Nestle SA	168,890	13,707,576
Orkla ASA	1,179,790	9,237,638
Salmar ASA	93,619	4,643,385
WH Group Ltd. (b)	11,389,000	8,747,283

		50,868,959

Household Products - 1.7%
Henkel AG & Co. KGaA (Preference Shares)	98,180	10,724,102
Reckitt Benckiser Group PLC	61,874	4,738,083
Unicharm Corp.	198,800	6,429,578

		21,891,763

Personal Products - 0.9%
Unilever PLC	228,890	12,017,359

Tobacco - 2.9%
British American Tobacco PLC	587,387	18,690,075
Imperial Brands PLC	107,330	3,257,649
Japan Tobacco, Inc.	486,400	11,557,390
Philip Morris International, Inc.	65,290	4,358,760

		37,863,874

		142,282,700

Information Technology - 10.3%
Communications Equipment - 0.8%
Nokia Oyj	1,777,030	10,315,865

Electronic Equipment, Instruments & Components - 1.4%
Halma PLC	329,785	5,744,991
Ingenico Group SA	36,428	2,066,466
Keyence Corp.	14,500	7,328,962
Murata Manufacturing Co., Ltd.	23,200	3,126,194

		18,266,613

IT Services - 1.6%
Amadeus IT Group SA-Class A	83,710	5,824,336
Capgemini SE	82,733	8,229,037
Otsuka Corp.	76,600	2,108,143
Wirecard AG	28,840	4,347,694

		20,509,210

Semiconductors & Semiconductor Equipment - 2.8%
ASML Holding NV	53,890	8,442,378
Infineon Technologies AG	313,980	6,286,402
SCREEN Holdings Co., Ltd.	101,900	4,272,108

Company	Shares	U.S. $ Value
SUMCO Corp.	134,700	$1,500,153
Taiwan Semiconductor Manufacturing Co., Ltd.	2,223,000	16,141,712

		36,642,753

Software - 2.8%
Check Point Software Technologies Ltd. (a)	49,540	5,085,281
Constellation Software, Inc./Canada	7,780	4,979,952
Dassault Systemes SE	55,170	6,553,081
Nice Ltd. (a)	77,093	8,352,359
Oracle Corp. Japan	98,800	6,271,611
SAP SE	17,401	1,727,043
Temenos AG (a)	28,044	3,369,844

		36,339,171

Technology Hardware, Storage & Peripherals - 0.9%
Samsung Electronics Co., Ltd.	242,080	8,427,213
Samsung Electronics Co., Ltd. (GDR) (London) (b)	3,120	2,703,561

		11,130,774

		133,204,386

Health Care - 9.9%
Biotechnology - 0.3%
Genmab A/S (a)	21,967	3,611,823

Health Care Equipment & Supplies - 0.8%
Hoya Corp.	99,700	6,011,913
Koninklijke Philips NV	117,100	4,105,466

		10,117,379

Health Care Providers & Services - 0.5%
Apollo Hospitals Enterprise Ltd.	382,860	6,878,011

Life Sciences Tools & Services - 1.9%
Eurofins Scientific SE	9,358	3,495,026
Gerresheimer AG	72,640	4,773,246
ICON PLC (a)	27,470	3,549,399
Lonza Group AG (a)	10,010	2,602,146
QIAGEN NV (a)	123,340	4,214,620
Tecan Group AG	28,310	5,510,145

		24,144,582

Pharmaceuticals - 6.4%
Astellas Pharma, Inc.	367,200	4,691,575
GlaxoSmithKline PLC	138,170	2,633,246
H Lundbeck A/S	68,660	3,021,924
Novo Nordisk A/S-Class B	479,010	21,999,525
Ono Pharmaceutical Co., Ltd.	393,500	8,035,547
Roche Holding AG	122,173	30,330,527
Sanofi	50,820	4,408,627
Teva Pharmaceutical Industries Ltd. (a)	4,710	72,452
Teva Pharmaceutical Industries Ltd. (Sponsored ADR) (a)	410,600	6,331,452

Company	Shares	U.S. $ Value
Vectura Group PLC (a)	1,746,660	$1,560,529

		83,085,404

		127,837,199

Materials - 6.3%
Chemicals - 3.4%
Air Water, Inc.	331,100	4,990,092
Chr Hansen Holding A/S	47,190	4,188,899
Covestro AG (b)	47,190	2,337,060
Incitec Pivot Ltd.	88,211	203,902
Johnson Matthey PLC	231,450	8,264,066
Koninklijke DSM NV	92,740	7,523,595
Nippon Shokubai Co., Ltd.	12,100	771,352
Sika AG	38,700	4,915,811
Tosoh Corp.	427,900	5,550,331
Umicore SA	34,600	1,380,713
Victrex PLC	103,510	3,020,596

		43,146,417

Construction Materials - 0.9%
Buzzi Unicem SpA	450,430	7,769,122
CRH PLC (London)	129,078	3,416,937

		11,186,059

Containers & Packaging - 0.4%
BillerudKorsnas AB	475,330	5,677,825

Metals & Mining - 1.6%
First Quantum Minerals Ltd.	449,230	3,632,800
Norsk Hydro ASA	1,780,020	8,065,377
Northern Star Resources Ltd.	574,460	3,749,823
Yamato Kogyo Co., Ltd.	228,400	5,338,333

		20,786,333

		80,796,634

Energy - 5.8%
Oil, Gas & Consumable Fuels - 5.8%
Caltex Australia Ltd.	113,090	2,028,986
Equinor ASA	108,380	2,298,970
JXTG Holdings, Inc.	1,896,400	9,849,001
PetroChina Co., Ltd.-Class H	15,342,000	9,519,654
Repsol SA	764,580	12,292,189
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	694,870	20,481,199
Royal Dutch Shell PLC-Class A	187,616	5,522,070
Royal Dutch Shell PLC-Class B	231,940	6,934,422
Showa Shell Sekiyu KK	228,400	3,164,289
TOTAL SA	60,003	3,164,865

		75,255,645

Communication Services - 5.4%
Diversified Telecommunication Services - 3.5%
Cellnex Telecom SA (a) (b)	144,527	3,696,058
China Unicom Hong Kong Ltd.	8,566,000	9,126,276
Deutsche Telekom AG	350,620	5,959,389
HKT Trust & HKT Ltd.-Class SS	5,879,000	8,468,873

Company	Shares	U.S. $ Value
Nippon Telegraph & Telephone Corp.	395,800	$16,148,365
TELUS Corp.	68,920	2,284,376

		45,683,337

Entertainment - 0.9%
CTS Eventim AG & Co. KGaA	25,011	934,004
Daiichikosho Co., Ltd.	55,200	2,623,751
Nintendo Co., Ltd.	29,500	7,833,400

		11,391,155

Interactive Media & Services - 0.8%
Kakaku.com, Inc.	141,100	2,495,884
Tencent Holdings Ltd.	190,700	7,643,317

		10,139,201

Media - 0.2%
Quebecor, Inc.-Class B	132,226	2,783,604

		69,997,297

Utilities - 2.4%
Electric Utilities - 1.0%
EDP-Energias de Portugal SA	2,910,775	10,182,718
Kansai Electric Power Co., Inc. (The)	135,700	2,035,055

		12,217,773

Gas Utilities - 0.7%
ENN Energy Holdings Ltd.	676,000	6,008,128
Tokyo Gas Co., Ltd.	115,000	2,908,598

		8,916,726

Multi-Utilities - 0.4%
Suez	386,910	5,111,272

Water Utilities - 0.3%
Beijing Enterprises Water Group Ltd.(a)	8,296,000	4,234,485

		30,480,256

Real Estate - 1.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Merlin Properties Socimi SA	219,027	2,705,717
Nippon Building Fund, Inc.	776	4,886,334
Nippon Prologis REIT, Inc.	1,130	2,384,835

		9,976,886

Real Estate Management & Development - 1.0%
Aroundtown SA	977,280	8,107,470
Vonovia SE	99,350	4,478,589
		12,586,059

		22,562,945

Total Common Stocks (cost $1,297,113,132)		1,245,066,822

Company	Shares	U.S. $ Value
RIGHTS - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Repsol SA, expiring 1/09/19 (a) (cost $356,964)	764,580	$350,407

SHORT-TERM INVESTMENTS - 2.5%
Investment Companies - 2.5%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.31% (c)(d)(e) (cost $31,426,990)	31,426,990	31,426,990

Total Investments - 99.0% (cost $1,328,897,086)(f)		1,276,844,219
Other assets less liabilities - 1.0%		12,944,269

Net Assets - 100.0%		$1,289,788,488

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at December 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Mini MSCI EAFE Futures	383	March 2019	USD	19	$33,732,194	$32,861,400	$(870,794)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	1,526	TWD	46,612	3/14/19	$7,327
Bank of America, NA	USD	7,416	CHF	7,276	3/15/19	35,483
Bank of America, NA	USD	7,275	JPY	814,637	3/15/19	197,484
Bank of America, NA	USD	2,690	NZD	3,905	3/15/19	(65,846)
Barclays Bank PLC	USD	1,973	CNY	13,637	1/24/19	13,850
Barclays Bank PLC	CAD	39,169	USD	29,438	3/15/19	697,984
Barclays Bank PLC	CHF	9,463	USD	9,623	3/15/19	(69,032)
Barclays Bank PLC	ILS	60,993	USD	16,429	3/15/19	26,078
Barclays Bank PLC	NOK	208,507	USD	24,599	3/15/19	407,956
Barclays Bank PLC	USD	23,395	CHF	22,937	3/15/19	96,993
Barclays Bank PLC	USD	9,904	EUR	8,607	3/15/19	17,134
Barclays Bank PLC	USD	45,440	GBP	35,843	3/15/19	403,966
BNP Paribas SA	JPY	549,447	USD	4,885	3/15/19	(154,448)
Citibank, NA	CNY	5,803	USD	829	1/24/19	(15,792)
Citibank, NA	KRW	18,697,581	USD	16,653	2/20/19	(160,231)
Citibank, NA	JPY	458,489	USD	4,158	3/15/19	(47,392)
Citibank, NA	USD	43,134	AUD	59,857	3/15/19	(920,990)
Citibank, NA	USD	4,285	EUR	3,711	3/15/19	(7,660)
Citibank, NA	USD	6,676	GBP	5,241	3/15/19	27,474
Citibank, NA	USD	3,793	NOK	33,022	3/15/19	38,776
Credit Suisse International	CHF	3,108	USD	3,141	3/15/19	(41,854)
Credit Suisse International	USD	7,641	EUR	6,725	3/15/19	110,867
Credit Suisse International	USD	23,702	GBP	18,147	3/15/19	(490,997)
Credit Suisse International	USD	15,064	JPY	1,653,785	3/15/19	105,459
Deutsche Bank AG	CAD	4,908	USD	3,604	3/15/19	2,748
Deutsche Bank AG	ILS	10,427	USD	2,855	3/15/19	51,208
Deutsche Bank AG	INR	2,719,871	USD	38,117	3/18/19	(674,485)
Goldman Sachs Bank USA	GBP	3,436	USD	4,374	3/15/19	(20,606)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	JPY	952,306	USD	8,647	3/15/19	$(88,632)
Goldman Sachs Bank USA	USD	1,423	CAD	1,905	3/15/19	(25,481)
Goldman Sachs Bank USA	USD	3,323	NOK	28,405	3/15/19	(27,210)
HSBC Bank USA	CNY	49,394	USD	7,134	1/24/19	(60,746)
JPMorgan Chase Bank, NA	USD	8,261	AUD	11,358	3/15/19	(250,648)
JPMorgan Chase Bank, NA	USD	19,227	JPY	2,167,636	3/15/19	656,247
Morgan Stanley & Co., Inc.	PEN	24,036	USD	7,137	1/25/19	6,986
Morgan Stanley & Co., Inc.	TWD	498,105	USD	16,396	3/14/19	5,575
Morgan Stanley & Co., Inc.	CHF	4,190	USD	4,251	3/15/19	(40,303)
Morgan Stanley & Co., Inc.	EUR	8,452	USD	9,735	3/15/19	(6,562)
Morgan Stanley & Co., Inc.	USD	3,841	EUR	3,359	3/15/19	30,213
Morgan Stanley & Co., Inc.	USD	3,989	NOK	34,559	3/15/19	20,724
Morgan Stanley & Co., Inc.	USD	11,491	SEK	103,143	3/15/19	213,255
Natwest Markets PLC	CNY	4,691	USD	676	1/24/19	(7,745)
Natwest Markets PLC	USD	4,158	JPY	468,589	3/15/19	140,507
Standard Chartered Bank	CNY	405,586	USD	58,206	1/24/19	(871,427)
Standard Chartered Bank	USD	2,595	CNY	17,892	1/24/19	11,228
Standard Chartered Bank	JPY	686,222	USD	6,123	3/15/19	(171,865)
Standard Chartered Bank	USD	8,669	EUR	7,557	3/15/19	41,815
Standard Chartered Bank	INR	622,413	USD	8,547	3/18/19	(329,834)
Standard Chartered Bank	USD	3,728	INR	270,979	3/18/19	136,431
State Street Bank & Trust Co.	EUR	4,202	USD	4,812	3/15/19	(31,337)
State Street Bank & Trust Co.	HKD	371,430	USD	47,622	3/15/19	87,297
State Street Bank & Trust Co.	JPY	423,093	USD	3,878	3/15/19	(2,466)
State Street Bank & Trust Co.	USD	3,899	AUD	5,421	3/15/19	(76,414)
State Street Bank & Trust Co.	USD	3,167	HKD	24,766	3/15/19	2,152
State Street Bank & Trust Co.	USD	10,650	JPY	1,190,799	3/15/19	272,692
UBS AG	CHF	3,135	USD	3,184	3/15/19	(27,114)
UBS AG	USD	6,952	EUR	6,083	3/15/19	59,916
UBS AG	USD	25,780	JPY	2,893,015	3/15/19	757,186

						$(4,106)

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate market value of these securities amounted to $29,535,338 or 2.3% of net assets.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of December 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $97,167,178 and gross unrealized depreciation of investments was $(150,094,945), resulting in net unrealized depreciation of $(52,927,767).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc

CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
EAFE	-	Europe, Australia, and Far East
GDR	-	Global Depositary Receipt
MSCI	-	Morgan Stanley Capital International
REIT	-	Real Estate Investment Trust

COUNTRY BREAKDOWN 1

December 31, 2018 (unaudited)

20.0%	Japan
12.9%	United Kingdom
7.2%	Switzerland
6.9%	Germany
6.4%	France
5.0%	China
3.6%	India
3.5%	Hong Kong
3.5%	Denmark
3.2%	Netherlands
2.6%	Canada
2.5%	Australia
2.4%	Ireland
17.8%	Other
2.5%	Short-Term

100.0%	Total Investments

1

All data are as of December 31, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.2% or less in the following countries: Austria, Belgium, Finland, Israel, Italy, Norway, Peru, Portugal, Singapore, South Korea, Spain, Sweden, Taiwan and United States.

Sanford C. Bernstein Fund, Inc.

International Portfolio

December 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2018:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$35,182,835		$216,205,651		$	– 0	–	$251,388,486
Consumer Discretionary	25,588,167		132,241,763			– 0	–	157,829,930
Industrials	4,327,488		149,103,856			– 0	–	153,431,344
Consumer Staples	4,358,760		137,923,940			– 0	–	142,282,700
Information Technology	10,065,233		123,139,153			– 0	–	133,204,386
Health Care	9,880,851		117,956,348			– 0	–	127,837,199
Materials	3,632,800		77,163,834			– 0	–	80,796,634
Energy	– 0	–	75,255,645			– 0	–	75,255,645
Communication Services	5,067,980		64,929,317			– 0	–	69,997,297
Utilities	5,111,272		25,368,984			– 0	–	30,480,256
Real Estate	– 0	–	22,562,945			– 0	–	22,562,945
Rights	350,407		– 0	–		– 0	–	350,407
Short-Term Investments	31,426,990		– 0	–		– 0	–	31,426,990

Total Investments in Securities	134,992,783		1,141,851,436	(a)		– 0	–	1,276,844,219
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	4,683,011			– 0	–	4,683,011
Liabilities:
Futures	(870,794)		– 0	–		– 0	–	(870,794)
Forward Currency Exchange Contracts	– 0	–	(4,687,117)			– 0	–	(4,687,117)

Total (c)(d)	$134,121,989		$1,141,847,330		$	– 0	–	$1,275,969,319

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	An amount of $36,656,249 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(d)	There were deminimis transfers under 1% of net assets from Level 2 to Level 1 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2018 is as follows:

Fund	Market Value 9/30/2018 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2018 (000)	Dividend Income (000)
Government Money Market Portfolio	$49,494	$73,815	$91,882	$31,427	$181

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

December 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.1%
Financials - 31.3%
Banks - 19.4%
Agricultural Bank of China Ltd.-Class H	24,990,000	$10,945,534
Banco Macro SA (ADR)	275,476	12,181,549
Bank Central Asia Tbk PT	6,392,500	11,560,505
Bank Mandiri Persero Tbk PT	5,318,000	2,727,978
Bank of China Ltd.-Class H	20,596,000	8,878,984
Bank of Georgia Group PLC	43,680	767,307
Bank Tabungan Negara Persero Tbk PT	4,118,500	728,644
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (a)	4,374,200	546,245
China CITIC Bank Corp., Ltd.-Class H	21,804,000	13,228,196
China Construction Bank Corp.-Class H	14,358,000	11,757,091
Credicorp Ltd.	25,840	5,727,953
Equity Group Holdings PLC/Kenya	2,331,200	794,987
Grupo Financiero Banorte SAB de CV-Class O	2,415,040	11,789,016
Grupo Financiero Galicia SA (ADR)	104,040	2,868,383
Hana Financial Group, Inc.	458,420	14,909,114
HDFC Bank Ltd.	556,594	16,915,068
ICICI Bank Ltd.	4,002,080	20,688,481
IndusInd Bank Ltd.	436,512	9,998,567
Industrial Bank Co., Ltd.-Class A	3,816,993	8,318,566
Itau Unibanco Holding SA (ADR)	826,305	7,552,428
Itau Unibanco Holding SA (Preference Shares)	727,410	6,657,348
KB Financial Group, Inc.	393,357	16,409,599
Sberbank of Russia PJSC (Sponsored ADR)	986,344	10,810,330
Shinhan Financial Group Co., Ltd.	163,070	5,781,825
State Bank of India (a)	1,462,890	6,190,167
TCS Group Holding PLC (GDR) (b)	292,445	4,550,444
Turkiye Garanti Bankasi AS	1,972,870	2,957,087

		226,241,396

Capital Markets - 0.7%
China Everbright Ltd.	2,140,000	3,793,133
Edelweiss Financial Services Ltd.	303,270	791,227
Haitong Securities Co., Ltd.-Class H	2,682,400	2,561,179
Noah Holdings Ltd. (Sponsored ADR) (a)	22,755	985,747

		8,131,286

Consumer Finance - 1.3%
Mahindra & Mahindra Financial Services Ltd.	46,680	316,562
Manappuram Finance Ltd.	2,470,350	3,291,801
Muthoot Finance Ltd.	478,445	3,546,840
Repco Home Finance Ltd.	619,009	3,532,521
Samsung Card Co., Ltd. (a)	104,940	3,242,030
Shriram Transport Finance Co., Ltd.	40,830	723,649

		14,653,403

Diversified Financial Services - 0.3%
Fubon Financial Holding Co., Ltd.	1,964,000	3,013,358

Insurance - 6.0%
AIA Group Ltd.	2,053,200	17,055,542
BB Seguridade Participacoes SA	1,521,400	10,831,355
Discovery Ltd.	84,060	933,378
Fanhua, Inc. (Sponsored ADR)	17,640	387,198
ICICI Lombard General Insurance Co., Ltd. (b)	59,570	735,439

Company	Shares	U.S. $ Value
PICC Property & Casualty Co., Ltd.-Class H	12,047,000	$12,292,334
Ping An Insurance Group Co. of China Ltd.-Class H	1,620,500	14,296,074
Prudential PLC	776,782	13,870,568

		70,401,888

Thrifts & Mortgage Finance - 3.6%
Housing Development Finance Corp., Ltd.	789,995	22,219,666
Indiabulls Housing Finance Ltd.	1,115,986	13,618,228
LIC Housing Finance Ltd.	822,650	5,724,039

		41,561,933

		364,003,264

Information Technology - 19.7%
Electronic Equipment, Instruments & Components - 4.3%
Elite Material Co., Ltd.	5,534,000	11,837,227
Hangzhou Hikvision Digital Technology Co., Ltd.-Class A	2,839,954	10,716,295
Hollysys Automation Technologies Ltd.	36,240	634,562
Largan Precision Co., Ltd.	47,000	4,904,214
Samsung SDI Co., Ltd.	15,090	2,966,059
Sunny Optical Technology Group Co., Ltd.	682,400	6,069,290
Tongda Group Holdings Ltd.	20,710,000	2,055,089
Tripod Technology Corp.	1,469,000	3,830,429
Yageo Corp.	491,000	5,085,691
Zhejiang Dahua Technology Co., Ltd.-Class A	1,541,448	2,587,765

		50,686,621

IT Services - 0.3%
Hexaware Technologies Ltd.	71,120	338,120
My EG Services Bhd	9,642,600	2,278,610
TravelSky Technology Ltd.-Class H	147,000	376,755

		2,993,485

Semiconductors & Semiconductor Equipment - 8.7%
eMemory Technology, Inc.	65,000	554,731
Global Unichip Corp.	92,000	609,144
Hua Hong Semiconductor Ltd. (b)	3,486,000	6,445,880
Koh Young Technology, Inc. (a)	29,310	2,169,909
Nanya Technology Corp.	747,000	1,337,739
Parade Technologies Ltd.	38,000	534,492
Realtek Semiconductor Corp.	2,840,000	13,171,741
Silergy Corp.	804,000	11,831,398
SK Hynix, Inc.	145,140	7,912,521
Taiwan Semiconductor Manufacturing Co., Ltd.	7,626,120	55,375,004
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	43,270	1,597,096

		101,539,655

Software - 0.1%
Globant SA (a)	13,810	777,779

Technology Hardware, Storage & Peripherals - 6.3%
Lenovo Group Ltd.	7,716,000	5,212,444
Samsung Electronics Co., Ltd.	1,285,030	44,734,062

Company	Shares	U.S. $ Value
Samsung Electronics Co., Ltd. (Preference Shares)	824,820	$23,568,129

		73,514,635

		229,512,175

Consumer Discretionary - 9.4%
Auto Components - 0.5%
Cub Elecparts, Inc.	58,367	456,328
Endurance Technologies Ltd. (b)	34,150	620,033
Hankook Tire Co., Ltd. (a)	99,510	3,576,569
Hota Industrial Manufacturing Co., Ltd.	179,000	701,022
MRF Ltd.	460	439,712
Nexteer Automotive Group Ltd.	234,000	333,524

		6,127,188

Automobiles - 0.0%
NIO, Inc. (ADR) (a)	39,990	254,736

Diversified Consumer Services - 0.9%
Estacio Participacoes SA	1,047,800	6,416,182
Four Seasons Education Cayman, Inc. (ADR)	234,833	575,341
Fu Shou Yuan International Group Ltd.	3,899,000	2,941,299

		9,932,822

Hotels, Restaurants & Leisure - 2.1%
CVC Brasil Operadora e Agencia de Viagens SA	327,400	5,161,120
Gourmet Master Co., Ltd.	79,872	534,755
Hana Tour Service, Inc.	10,130	626,877
Huazhu Group Ltd. (ADR)	123,950	3,548,688
Modetour Network, Inc. (a)	22,670	489,311
OPAP SA	1,400,518	12,180,682
Premium Leisure Corp.	141,129,000	2,147,069

		24,688,502

Internet & Direct Marketing Retail - 5.4%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	258,770	35,469,604
Baozun, Inc. (Sponsored ADR) (a)	246,940	7,213,117
Ctrip.com International Ltd. (ADR) (a)	551,100	14,912,766
MakeMyTrip Ltd. (a)	221,350	5,385,446

		62,980,933

Multiline Retail - 0.2%
Lojas Renner SA	79,700	869,503
Mitra Adiperkasa Tbk PT	7,668,000	429,259
V-Mart Retail Ltd.	16,150	599,368

		1,898,130

Specialty Retail - 0.2%
Ace Hardware Indonesia Tbk PT	10,020,200	1,039,448
JUMBO SA	38,730	564,449
Via Varejo SA	339,500	385,290

		1,989,187

Textiles, Apparel & Luxury Goods - 0.1%
CCC SA	10,550	547,348

Company	Shares	U.S. $ Value
Eclat Textile Co., Ltd.	46,000	$520,198
JNBY Design Ltd. (b)	442,500	620,184

		1,687,730

		109,559,228

Communication Services - 7.6%
Diversified Telecommunication Services - 1.2%
China Unicom Hong Kong Ltd.	9,814,000	10,455,904
Tower Bersama Infrastructure Tbk PT	14,787,700	3,695,832

		14,151,736

Entertainment - 0.4%
IMAX China Holding, Inc. (b)	1,210,200	3,210,351
JYP Entertainment Corp. (a)	9,880	268,703
NCSoft Corp. (a)	1,990	834,149

		4,313,203

Interactive Media & Services - 4.3%
58.com, Inc. (ADR) (a)	205,980	11,166,176
Info Edge India Ltd.	34,170	701,344
Mail.Ru Group Ltd. (GDR) (a)(b)	155,070	3,637,942
Tencent Holdings Ltd.	700,800	28,088,290
Yandex NV-Class A (a)	258,640	7,073,804

		50,667,556

Media - 0.9%
Megacable Holdings SAB de CV	1,115,090	4,992,775
Naspers Ltd.-Class N	27,740	5,554,004

		10,546,779

Wireless Telecommunication Services - 0.8%
Safaricom PLC	37,740,310	8,240,647
Sarana Menara Nusantara Tbk PT	15,250,500	732,041

		8,972,688

		88,651,962

Materials - 7.3%
Chemicals - 1.9%
Berger Paints India Ltd.	140,570	663,853
Formosa Chemicals & Fibre Corp.	1,129,000	3,862,356
Formosa Plastics Corp.	877,000	2,882,691
Kumho Petrochemical Co., Ltd. (a)	121,420	9,506,834
Pidilite Industries Ltd.	38,040	603,808
Sasol Ltd.	169,070	5,024,169
Supreme Industries Ltd.	20,740	347,208

		22,890,919

Construction Materials - 1.8%
Anhui Conch Cement Co., Ltd.-Class A	1,405,305	6,014,845
Anhui Conch Cement Co., Ltd.-Class H	1,924,500	9,306,441
Grupo Cementos de Chihuahua SAB de CV	578,030	2,969,898
Huaxin Cement Co., Ltd.	1,064,712	2,602,421

		20,893,605

Company	Shares	U.S. $ Value
Metals & Mining - 3.6%
Aluminum Corp. of China Ltd.-Class H (a)	14,966,000	$4,789,176
Antofagasta PLC	618,270	6,183,635
JSW Steel Ltd. ADR	634,880	2,793,713
KGHM Polska Miedz SA (a)	96,046	2,278,617
Polyus PJSC (GDR) (b)	75,640	2,957,524
POSCO	47,398	10,367,439
Real Gold Mining Ltd. (a)(c)(d)(e)	1,788,000	0
Vale SA	477,600	6,260,998
Vedanta Ltd.	2,059,200	5,955,988

		41,587,090

		85,371,614

Consumer Staples - 6.6%
Beverages - 2.6%
Heineken NV	49,140	4,343,326
Kweichow Moutai Co., Ltd.-Class A	196,591	16,981,277
Wuliangye Yibin Co., Ltd.-Class A	1,195,643	8,891,121

		30,215,724

Food & Staples Retailing - 1.0%
BGF retail Co., Ltd. (a)	4,350	794,008
Dino Polska SA (a)(b)	53,290	1,368,491
E-MART, Inc. (a)	47,280	7,721,313
Raia Drogasil SA	49,700	732,067
Shoprite Holdings Ltd.	69,770	921,635

		11,537,514

Food Products - 0.7%
Britannia Industries Ltd.	9,520	425,079
Kaveri Seed Co., Ltd.	54,543	448,985
Vitasoy International Holdings Ltd.	212,000	807,015
WH Group Ltd. (b)	8,866,500	6,809,885

		8,490,964

Personal Products - 1.3%
Cosmax, Inc. (a)	4,005	467,864
TCI Co., Ltd.	57,000	959,155
Unilever PLC	266,350	13,984,113

		15,411,132

Tobacco - 1.0%
ITC Ltd.	2,935,050	11,832,229

		77,487,563

Industrials - 6.1%
Aerospace & Defense - 0.5%
Embraer SA	991,400	5,542,372

Air Freight & Logistics - 0.1%
ZTO Express Cayman, Inc. (ADR)	75,990	1,202,922

Company	Shares	U.S. $ Value
Airlines - 0.3%
Gol Linhas Aereas Inteligentes SA (Preference Shares) (a)	518,700	$3,347,870
InterGlobe Aviation Ltd. (b)	41,500	691,659

		4,039,529

Building Products - 0.1%
Kajaria Ceramics Ltd.	100,760	714,676

Commercial Services & Supplies - 0.1%
S-1 Corp. (a)	6,130	550,762
Sunny Friend Environmental Technology Co., Ltd.	77,000	507,804

		1,058,566

Construction & Engineering - 0.3%
GS Engineering & Construction Corp. (a)	76,670	3,007,001
KEC International Ltd.	80,830	347,172

		3,354,173

Electrical Equipment - 0.1%
Voltronic Power Technology Corp.	43,000	751,244

Industrial Conglomerates - 0.7%
Bidvest Group Ltd. (The)	401,660	5,769,702
Turkiye Sise ve Cam Fabrikalari AS	2,818,568	3,018,437

		8,788,139

Machinery - 0.8%
Airtac International Group	52,000	510,082
Sany Heavy Industry Co., Ltd.	1,172,488	1,426,876
Sinotruk Hong Kong Ltd.	1,724,500	2,599,877
Weichai Power Co., Ltd.-Class H	4,358,000	4,989,292

		9,526,127

Professional Services - 0.8%
51job, Inc. (ADR) (a)	135,966	8,489,717
L&T Technology Services Ltd. (b)	17,940	436,552

		8,926,269

Road & Rail - 1.2%
Globaltrans Investment PLC (Sponsored GDR) (b)	1,355,524	12,281,047
Localiza Rent a Car SA	89,600	685,593
Rumo SA (a)	197,700	865,624

		13,832,264

Trading Companies & Distributors - 1.1%
Barloworld Ltd.	563,360	4,516,246
BOC Aviation Ltd. (b)	1,176,500	8,681,113

		13,197,359

		70,933,640

Company	Shares	U.S. $ Value
Energy - 5.0%
Energy Equipment & Services - 0.1%
TMK PJSC (GDR) (b)	329,380	$1,060,603

Oil, Gas & Consumable Fuels - 4.9%
Gran Tierra Energy, Inc. (a)	923,040	2,014,840
LUKOIL PJSC (Sponsored ADR)	254,177	18,132,987
PetroChina Co., Ltd.-Class H	12,798,000	7,941,111
Petroleo Brasileiro SA (Preference Shares)	805,500	4,698,216
S-Oil Corp.	40,448	3,528,111
Tatneft PJSC (Sponsored ADR)	171,617	10,897,680
Transportadora de Gas del Sur SA (Sponsored ADR)	15,860	237,900
Tupras Turkiye Petrol Rafinerileri AS	228,268	5,028,579
YPF SA (Sponsored ADR)	345,819	4,630,516

		57,109,940

		58,170,543

Health Care - 1.9%
Health Care Equipment & Supplies - 0.2%
Vieworks Co., Ltd. (a)	22,235	658,680
Yestar Healthcare Holdings Co., Ltd.	7,452,500	1,738,077

		2,396,757

Health Care Providers & Services - 0.9%
Dr Lal PathLabs Ltd. (b)	52,690	686,171
MLP Saglik Hizmetleri AS (a)(b)	1,296,290	2,619,890
NMC Health PLC	95,930	3,348,075
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	1,787,000	3,628,550

		10,282,686

Pharmaceuticals - 0.8%
Aurobindo Pharma Ltd.	62,070	650,823
China Resources Pharmaceutical Group Ltd. (b)	5,750,200	7,488,889
Richter Gedeon Nyrt	41,490	803,650

		8,943,362

		21,622,805

Utilities - 1.7%
Electric Utilities - 1.2%
Centrais Eletricas Brasileiras SA (a)	702,700	4,378,440
Centrais Eletricas Brasileiras SA (Preference Shares) (a)	76,100	551,007
Equatorial Energia SA	468,500	8,998,848

		13,928,295

Gas Utilities - 0.5%
China Resources Gas Group Ltd.	756,000	2,995,699
ENN Energy Holdings Ltd.	364,000	3,235,146

		6,230,845

		20,159,140

Company	Shares	U.S. $ Value
Real Estate - 1.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Fibra Uno Administracion SA de CV	4,534,840	$5,042,108

Real Estate Management & Development - 1.0%
Aldar Properties PJSC	9,663,200	4,214,172
China Resources Land Ltd.	500,000	1,923,336
Emaar Malls PJSC	641,720	312,010
Emaar Properties PJSC	311,380	350,061
Parque Arauco SA	123,970	275,289
Times China Holdings Ltd.	4,377,000	4,857,834

		11,932,702

		16,974,810

Total Common Stocks (cost $1,215,325,129)		1,142,446,744

EQUITY LINKED NOTES - 1.6%
Materials - 0.6%
Construction Materials - 0.6%
Huaxin Cement Co., Ltd., UBS AG, expiring 5/06/19 (a)	3,013,142	7,327,428

Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Vincom Retail JSC, Deutsche Bank AG, expiring 11/12/27 (a)	4,001,413	4,814,120
Vincom Retail JSC, Macquarie Bank Ltd., expiring 3/31/20 (a)	283,844	341,494

		5,155,614

Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
FPT Corp., Macquarie Bank Ltd., expiring 3/31/20 (a)	2,606,313	4,742,838

Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Mobile World Investment Corp., Macquarie Bank Ltd., expiring 3/31/20 (a)	451,986	1,695,679

Total Equity Linked Notes (cost $19,876,021)		18,921,559

Total Investments - 99.7% (cost $1,235,201,150) (f)		1,161,368,303
Other assets less liabilities - 0.3%		3,296,217

Net Assets - 100.0%		$1,164,664,520

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	2,915	BRL	11,305	2/04/19	$(3,219)
Bank of America, NA	GBP	1,030	USD	1,346	2/14/19	30,925
Bank of America, NA	ZAR	26,978	USD	1,907	2/14/19	41,614
Barclays Bank PLC	CNY	156,608	USD	22,511	1/24/19	(300,698)
Barclays Bank PLC	USD	22,542	CNY	156,608	1/24/19	269,723
Barclays Bank PLC	USD	1,245	IDR	17,917,668	1/29/19	(5,273)
BNP Paribas SA	USD	5,377	TRY	29,986	2/14/19	157,873
BNP Paribas SA	USD	2,472	ZAR	36,057	2/14/19	21,081
Citibank, NA	USD	5,724	CLP	3,900,997	1/25/19	(99,455)
Citibank, NA	EUR	1,680	USD	1,944	2/14/19	11,993
Citibank, NA	EUR	1,817	USD	2,074	2/14/19	(15,559)
Citibank, NA	GBP	14,470	USD	18,814	2/14/19	332,570
Citibank, NA	HKD	10,028	USD	1,282	2/14/19	(487)
Citibank, NA	MXN	127,251	USD	6,151	2/14/19	(282,510)
Citibank, NA	USD	1,794	HKD	14,010	2/14/19	(2,866)
Citibank, NA	USD	6,201	MXN	127,251	2/14/19	232,885
Deutsche Bank AG	USD	3,759	ZAR	54,159	2/14/19	(13,515)
Deutsche Bank AG	INR	2,116,338	USD	29,659	3/18/19	(524,818)
Goldman Sachs Bank USA	GBP	1,942	USD	2,540	2/14/19	59,886
Goldman Sachs Bank USA	MXN	73,942	USD	3,668	2/14/19	(70,043)
Goldman Sachs Bank USA	USD	5,800	INR	409,631	3/18/19	42,490
HSBC Bank USA	EUR	1,665	USD	1,892	2/14/19	(22,312)
HSBC Bank USA	HKD	20,883	USD	2,675	2/14/19	4,516
HSBC Bank USA	USD	2,041	HUF	572,990	2/14/19	10,113
HSBC Bank USA	USD	4,600	MXN	87,860	2/14/19	(157,443)
HSBC Bank USA	USD	2,538	PLN	9,570	2/14/19	21,503
JPMorgan Chase Bank, NA	USD	44,002	ZAR	634,557	2/14/19	(119,159)
Morgan Stanley Capital Services, Inc.	BRL	26,334	USD	6,796	1/03/19	1,666
Morgan Stanley Capital Services, Inc.	BRL	26,334	USD	6,699	1/03/19	(95,497)
Morgan Stanley Capital Services, Inc.	USD	3,667	BRL	14,290	1/03/19	19,540
Morgan Stanley Capital Services, Inc.	USD	9,946	BRL	38,378	1/03/19	(43,638)
Morgan Stanley Capital Services, Inc.	CNY	60,955	USD	8,770	1/24/19	(108,844)
Morgan Stanley Capital Services, Inc.	RUB	1,763,268	USD	26,471	1/24/19	1,215,387
Morgan Stanley Capital Services, Inc.	USD	8,776	CNY	60,955	1/24/19	103,162
Morgan Stanley Capital Services, Inc.	IDR	84,945,152	USD	5,758	1/29/19	(119,934)
Morgan Stanley Capital Services, Inc.	USD	8,704	IDR	128,034,648	1/29/19	155,875
Morgan Stanley Capital Services, Inc.	USD	6,687	BRL	26,334	2/04/19	95,240
Morgan Stanley Capital Services, Inc.	GBP	3,303	USD	4,288	2/14/19	69,780
Morgan Stanley Capital Services, Inc.	GBP	1,923	USD	2,433	2/14/19	(23,385)
Morgan Stanley Capital Services, Inc.	TRY	29,986	USD	5,175	2/14/19	(360,049)
Morgan Stanley Capital Services, Inc.	USD	16,928	MYR	70,963	2/26/19	262,631
Natwest Markets PLC	USD	2,414	HKD	18,848	2/14/19	(4,146)
Societe Generale	USD	4,732	PLN	17,827	2/14/19	36,048
Standard Chartered Bank	HKD	19,571	USD	2,506	2/14/19	3,727
Standard Chartered Bank	MXN	13,918	USD	686	2/14/19	(17,823)
State Street Bank & Trust Co.	EUR	6,134	USD	7,145	2/14/19	92,417
State Street Bank & Trust Co.	HKD	144,394	USD	18,484	2/14/19	20,835
State Street Bank & Trust Co.	HKD	15,405	USD	1,969	2/14/19	(336)
State Street Bank & Trust Co.	THB	411,957	USD	12,528	2/14/19	(133,672)
State Street Bank & Trust Co.	USD	2,010	CZK	45,620	2/14/19	23,972

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	1,829	PLN	6,902	2/14/19	$16,471
State Street Bank & Trust Co.	USD	29,161	THB	958,171	2/14/19	288,025
State Street Bank & Trust Co.	ZAR	72,349	USD	5,120	2/14/19	116,776
State Street Bank & Trust Co.	ZAR	26,312	USD	1,812	2/14/19	(7,190)

						$1,226,853

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate market value of these securities amounted to $64,902,097 or 5.6% of net assets.

(c)	Illiquid security.
(d)	Fair valued by the Adviser.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)

As of December 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $112,269,854 and gross unrealized depreciation of investments was $(184,875,848), resulting in net unrealized depreciation of $(72,605,994).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PLN	-	Polish Zloty
RUB	-	Russian Ruble
THB	-	Thailand Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
JSC	-	Joint Stock Company
PJSC	-	Public Joint Stock Company

COUNTRY BREAKDOWN1

December 31, 2018 (unaudited)

31.3%	China
14.1%	South Korea
12.3%	India
9.8%	Taiwan
6.4%	Brazil
6.1%	Russia
2.6%	Hong Kong
2.4%	United Kingdom
2.1%	Mexico
2.0%	South Africa
1.8%	Indonesia
1.8%	Argentina
1.2%	Turkey
1.1%	Greece
5.0%	Other

100.0%	Total Investments

1

All data are as of December 31, 2018. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.0% or less in the following countries: Canada, Chile, Georgia, Hungary, Kenya, Malaysia, Netherlands, Peru, Philippines, Poland, United Arab Emirates and Vietnam.

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

December 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2018:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$74,563,103		$289,440,161		$	– 0	–	$364,003,264
Information Technology	3,009,437		226,502,738			– 0	–	229,512,175
Consumer Discretionary	68,353,406		41,205,822			– 0	–	109,559,228
Communication Services	35,111,344		53,540,618			– 0	–	88,651,962
Materials	5,927,422		79,444,192			– 0	– (a)	85,371,614
Consumer Staples	– 0	–	77,487,563			– 0	–	77,487,563
Industrials	22,724,930		48,208,710			– 0	–	70,933,640
Energy	36,974,526		21,196,017			– 0	–	58,170,543
Health Care	– 0	–	21,622,805			– 0	–	21,622,805
Utilities	– 0	–	20,159,140			– 0	–	20,159,140
Real Estate	5,317,397		11,657,413			– 0	–	16,974,810
Equity Linked Notes	– 0	–	18,921,559			– 0	–	18,921,559

Total Investments in Securities	251,981,565		909,386,738	(b)		– 0	–	1,161,368,303
Other Financial Instruments(c):
Assets:
Forward Currency Exchange Contracts	– 0	–	3,758,724			– 0	–	3,758,724
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(2,531,871)			– 0	–	(2,531,871)

Total (d)(e)	$251,981,565		$910,613,591		$	– 0	–	$1,162,595,156

(a)	The Portfolio held securities with zero market value at period end.
(b)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(c)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(d)	An amount of $73,850,763 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(e)	There were deminimis transfers under 1% of net assets from Level 2 to Level 1 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock(a)			Total
Balance as of 9/30/18	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		– 0	–
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 12/31/18	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 12/31/18	$	– 0	–	$	– 0	–

(a)	The Portfolio held securities with zero market value at period end.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Portfolio

Schedule of Investments

December 31, 2018 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 21.8%
Industrial - 11.1%
Basic - 1.3%
Dow Chemical Co. (The)
3.00%, 11/15/22	U.S.$	6	$5,829
DowDuPont, Inc.
4.205%, 11/15/23		4,915	5,025,342
4.493%, 11/15/25		4,913	5,054,593
Eastman Chemical Co.
3.80%, 3/15/25		2,282	2,199,414
Glencore Funding LLC
4.125%, 5/30/23 (a)		2,622	2,595,990
Mexichem SAB de CV
4.00%, 10/04/27 (a)		3,400	3,081,250
4.875%, 9/19/22 (a)		1,519	1,520,899
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (a)		4,316	4,142,561
Suzano Austria GmbH
6.00%, 1/15/29 (a)		4,928	5,020,400
Vale Overseas Ltd.
6.25%, 8/10/26		9,060	9,784,800
Yamana Gold, Inc.
4.95%, 7/15/24		3,776	3,683,639

			42,114,717

Capital Goods - 0.4%
Boeing Co. (The)
1.65%, 10/30/20		15	14,653
Caterpillar Financial Services Corp.
2.00%, 3/05/20		13	12,845
Embraer Netherlands Finance BV
5.40%, 2/01/27		4,960	5,121,200
Emerson Electric Co.
5.00%, 4/15/19		10	10,046
General Electric Co. Series D
5.00%, 1/21/21 (b)		1,879	1,442,959
United Technologies Corp.
3.95%, 8/16/25		6,049	6,007,262

			12,608,965

Communications - Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		2,455	2,436,858
Comcast Corp.
4.15%, 10/15/28		4,460	4,526,989
5.70%, 7/01/19		9	9,114
Cox Communications, Inc.
2.95%, 6/30/23 (a)		2,401	2,311,058
Time Warner Cable LLC
4.00%, 9/01/21		18	17,868
4.125%, 2/15/21		9,385	9,447,223
4.50%, 9/15/42		2,370	1,883,700

	Principal Amount (000)		U.S. $ Value
8.75%, 2/14/19	U.S.$	10	$10,062
Warner Media LLC
3.60%, 7/15/25		6,420	6,090,782

			26,733,654

Communications - Telecommunications - 1.2%
AT&T, Inc.
3.40%, 5/15/25		22,024	20,747,269
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (a)		6,740	6,615,647
Verizon Communications, Inc.
4.862%, 8/21/46		2,993	2,944,932
Vodafone Group PLC
3.75%, 1/16/24		2,639	2,595,298
4.125%, 5/30/25		5,820	5,750,102

			38,653,248

Consumer Cyclical - Automotive - 0.4%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		4,755	4,700,508
General Motors Financial Co., Inc.
3.10%, 1/15/19		5,525	5,524,005
4.00%, 1/15/25		2,955	2,760,738
4.30%, 7/13/25		1,405	1,327,613

			14,312,864

Consumer Non-Cyclical - 2.1%
Bayer US Finance LLC
2.375%, 10/08/19 (a)		5,300	5,275,408
Becton Dickinson and Co.
3.734%, 12/15/24		1,826	1,765,596
Biogen, Inc.
4.05%, 9/15/25		7,188	7,164,926
Celgene Corp.
2.875%, 8/15/20		7	6,948
Cigna Corp.
3.75%, 7/15/23 (a)		2,272	2,266,434
4.125%, 11/15/25 (a)		2,682	2,676,287
4.375%, 10/15/28 (a)		3,600	3,617,028
CVS Health Corp.
2.25%, 8/12/19		8	7,957
4.10%, 3/25/25		4,035	3,993,803
4.30%, 3/25/28		4,035	3,948,893
Medtronic, Inc.
3.50%, 3/15/25		9,065	9,038,893
Mylan, Inc.
3.125%, 1/15/23 (a)		6,600	6,196,806
Reynolds American, Inc.
6.875%, 5/01/20		1,300	1,352,286
Sigma Alimentos SA de CV
4.125%, 5/02/26 (a)		378	352,957
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (a)		6,627	6,702,482
Tyson Foods, Inc.

	Principal Amount (000)		U.S. $ Value
2.65%, 8/15/19	U.S.$	1,788	$1,778,756
3.95%, 8/15/24		5,908	5,869,184
Zimmer Biomet Holdings, Inc.
2.70%, 4/01/20		3,400	3,359,744
Zoetis, Inc.
3.45%, 11/13/20		2,422	2,428,927

			67,803,315

Energy - 3.3%
Cenovus Energy, Inc.
3.00%, 8/15/22		4,694	4,449,490
4.25%, 4/15/27		10,300	9,379,077
5.70%, 10/15/19		630	638,745
Encana Corp.
3.90%, 11/15/21		3,815	3,813,970
Energy Transfer Operating LP
4.65%, 6/01/21		6	6,084
4.75%, 1/15/26		6,615	6,417,939
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		1,196	1,193,046
Enterprise Products Operating LLC
3.35%, 3/15/23		11	10,861
5.20%, 9/01/20		2,133	2,195,753
Hess Corp.
4.30%, 4/01/27		5,930	5,436,031
Kinder Morgan Energy Partners LP
3.45%, 2/15/23		7	6,842
4.15%, 2/01/24		10,000	9,940,600
6.50%, 9/01/39		3,350	3,592,339
Kinder Morgan, Inc./DE
3.15%, 1/15/23		5,150	4,994,470
4.30%, 3/01/28		4,611	4,517,074
Marathon Petroleum Corp.
5.125%, 3/01/21		6	6,170
National Oilwell Varco, Inc.
2.60%, 12/01/22		14	13,217
Noble Energy, Inc.
3.85%, 1/15/28		2,870	2,607,596
3.90%, 11/15/24		6,369	6,144,111
4.15%, 12/15/21		2,244	2,249,722
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		8,819	8,362,705
Sabine Pass Liquefaction LLC
5.00%, 3/15/27		4,443	4,472,146
5.625%, 3/01/25		5,579	5,812,927
5.875%, 6/30/26		1,000	1,060,570
Western Gas Partners LP
4.50%, 3/01/28		2,025	1,898,033
4.75%, 8/15/28		1,275	1,218,632
Williams Cos., Inc. (The)
3.35%, 8/15/22		7	6,794
4.125%, 11/15/20		4,549	4,583,118
4.30%, 3/04/24		3,115	3,097,431
4.50%, 11/15/23		6,712	6,755,896

			104,881,389

	Principal Amount (000)		U.S. $ Value
Other Industrial - 0.1%
Alfa SAB de CV
5.25%, 3/25/24 (a)	U.S.$	3,311	$3,286,168
Services - 0.4%
Expedia Group, Inc.
3.80%, 2/15/28		5,946	5,397,184
S&P Global, Inc.
4.40%, 2/15/26		6,121	6,307,446
Total System Services, Inc.
4.00%, 6/01/23		2,747	2,742,577

			14,447,207

Technology - 0.9%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24		1,666	1,575,403
3.875%, 1/15/27		3,605	3,232,387
Dell International LLC/EMC Corp.
5.45%, 6/15/23 (a)		2,851	2,905,197
6.02%, 6/15/26 (a)		1,615	1,622,655
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (a)		5,868	5,798,758
KLA-Tencor Corp.
4.65%, 11/01/24		6,404	6,558,208
Lam Research Corp.
2.80%, 6/15/21		2,639	2,602,318
Seagate HDD Cayman
4.75%, 1/01/25		3,629	3,229,919

			27,524,845

Transportation - Services - 0.2%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (a)		4,975	4,907,271

			357,273,643

Financial Institutions - 10.1%
Banking - 9.1%
ABN AMRO Bank NV
4.75%, 7/28/25 (a)		1,171	1,169,525
Banco Santander SA
3.25%, 4/04/26 (a)	EUR	400	469,377
3.50%, 4/11/22	U.S.$	5,600	5,486,656
5.179%, 11/19/25		8,200	8,125,790
Bank of America Corp.
5.00%, 5/13/21		10	10,372
Series DD
6.30%, 3/10/26 (b)		1,628	1,654,699
Series L
3.95%, 4/21/25		4,925	4,772,965
Series V
5.125%, 6/17/19 (b)		1,502	1,466,222
Series Z
6.50%, 10/23/24 (b)		2,548	2,614,146
Banque Federative du Credit Mutuel SA
2.75%, 10/15/20 (a)		3,625	3,584,219

	Principal Amount (000)		U.S. $ Value
BB&T Corp.
2.625%, 6/29/20	U.S.$	3,100	$3,071,511
BNP Paribas SA
2.375%, 5/21/20		2,500	2,471,050
3.80%, 1/10/24 (a)		2,928	2,853,775
Series E
2.25%, 1/11/27 (a)	EUR	3,037	3,417,043
BPCE SA
2.65%, 2/03/21	U.S.$	1,790	1,756,294
5.70%, 10/22/23 (a)		1,991	2,067,554
Capital One Financial Corp.
3.30%, 10/30/24		8,359	7,895,326
Citigroup, Inc.
3.875%, 3/26/25		6,580	6,311,536
4.044%, 6/01/24		13,285	13,296,558
4.50%, 1/14/22		11	11,251
Citizens Bank NA/Providence RI
2.25%, 3/02/20		2,370	2,342,887
Commonwealth Bank of Australia/New York NY Series G
2.30%, 3/12/20		2,330	2,309,193
Compass Bank
2.875%, 6/29/22		8,460	8,104,511
5.50%, 4/01/20		14,784	15,014,630
Cooperatieve Rabobank UA
3.95%, 11/09/22		1,581	1,577,237
4.375%, 8/04/25		6,380	6,266,308
Cooperatieve Rabobank UA/NY
2.25%, 1/14/20		3,345	3,318,474
Credit Agricole SA/London
2.75%, 6/10/20 (a)		2,200	2,180,728
3.25%, 10/04/24 (a)		1,287	1,206,099
3.375%, 1/10/22 (a)		576	565,782
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		7,155	7,027,283
4.55%, 4/17/26		5,635	5,595,217
Discover Bank
4.682%, 8/09/28		2,264	2,250,303
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		5,866	5,651,598
3.75%, 5/22/25		2,661	2,544,049
3.85%, 7/08/24		10,315	10,049,492
5.25%, 7/27/21		6	6,224
5.75%, 1/24/22		14	14,659
Series D
6.00%, 6/15/20		6,177	6,392,454
HSBC Bank USA NA
4.875%, 8/24/20		3,370	3,440,366
HSBC Holdings PLC
4.25%, 3/14/24		6,161	6,150,711
4.292%, 9/12/26		3,341	3,282,566
4.30%, 3/08/26		4,000	3,940,720
ING Bank NV
5.80%, 9/25/23 (a)		7,692	8,028,525
JPMorgan Chase & Co.
3.22%, 3/01/25		8,425	8,141,415

	Principal Amount (000)		U.S. $ Value
3.54%, 5/01/28	U.S.$	15,320	$14,586,325
4.50%, 1/24/22		20	20,601
KeyBank NA/Cleveland OH
2.25%, 3/16/20		2,100	2,077,236
Lloyds Banking Group PLC
4.582%, 12/10/25		8,085	7,613,968
Manufacturers & Traders Trust Co.
2.625%, 1/25/21		4,600	4,537,992
Morgan Stanley
5.00%, 11/24/25		5,000	5,085,300
7.25%, 4/01/32		15	18,932
Series G
3.75%, 2/25/23		8	7,986
4.35%, 9/08/26		8,591	8,332,926
MUFG Bank Ltd.
2.30%, 3/05/20 (a)		1,400	1,385,328
National Australia Bank Ltd./New York Series G
2.625%, 7/23/20		2,330	2,304,533
Nationwide Building Society
4.00%, 9/14/26 (a)		8,635	7,845,675
PNC Financial Services Group, Inc.(The)
5.125%, 2/08/20		5	5,105
Royal Bank of Scotland Group PLC
5.125%, 5/28/24		3,244	3,147,880
Santander Holdings USA, Inc.
4.40%, 7/13/27		8,385	7,915,272
Santander UK Group Holdings PLC
3.571%, 1/10/23		6,800	6,506,376
Santander UK PLC
5.00%, 11/07/23 (a)		5,085	4,981,164
Standard Chartered PLC
3.95%, 1/11/23 (a)		1,624	1,584,082
5.20%, 1/26/24 (a)		3,782	3,821,371
UBS AG/Stamford CT
7.625%, 8/17/22		5,982	6,402,595
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (a)		4,794	4,766,818
US Bancorp Series J
5.30%, 4/15/27 (b)		3,485	3,274,402
Wells Fargo & Co.
3.069%, 1/24/23		6,527	6,338,957

			290,468,124

Finance - 0.2%
Synchrony Financial
4.50%, 7/23/25		6,600	5,990,622

Insurance - 0.5%
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (a)		2,851	2,819,354
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20		1,034	1,060,326

	Principal Amount (000)		U.S. $ Value
MetLife Capital Trust IV
7.875%, 12/15/37 (a)	U.S.$	5,200	$5,914,012
MetLife, Inc.
4.75%, 2/08/21		476	490,118
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		2,058	3,083,748
New York Life Global Funding
1.95%, 2/11/20 (a)		400	395,400
Prudential Financial, Inc.
4.50%, 11/15/20		15	15,334
5.70%, 9/15/48		3,250	2,991,202

			16,769,494

REITS - 0.3%
Host Hotels & Resorts LP Series D
3.75%, 10/15/23		202	197,001
Welltower, Inc.
4.00%, 6/01/25		10,111	9,942,045

			10,139,046

			323,367,286

Utility - 0.6%
Electric - 0.6%
Dominion Energy, Inc. Series C
2.00%, 8/15/21		2	1,935
Duke Energy Carolinas LLC
3.90%, 6/15/21		4	4,074
Enel Chile SA
4.875%, 6/12/28		4,545	4,508,435
Exelon Generation Co. LLC
2.95%, 1/15/20		4,261	4,229,000
Israel Electric Corp., Ltd. Series
6 5.00%, 11/12/24 (a)		7,000	7,052,500
TECO Finance, Inc.
5.15%, 3/15/20		3,625	3,694,963

			19,490,907

Total Corporates - Investment Grade (cost $711,926,863)			700,131,836

MORTGAGE PASS-THROUGHS - 19.7%
Agency Fixed Rate 30-Year - 18.0%
Federal Home Loan Mortgage Corp. Gold
Series 2003
5.00%, 8/01/33		1	1,434
Series 2007
5.50%, 7/01/35		1,175	1,258,134
Series 2016
4.00%, 2/01/46		12,695	13,047,571
Series 2017
4.00%, 7/01/44		10,479	10,779,852
Series 2018

	Principal Amount (000)			U.S. $ Value
4.00%, 8/01/48-12/01/48	U.S.$	25,872		$26,379,807
4.50%, 10/01/48-11/01/48		39,084		40,569,439
5.00%, 9/01/48-11/01/48		12,561		13,251,063
Federal National Mortgage Association
Series 2001
6.50%, 8/01/31		3		2,810
Series 2002
6.50%, 9/01/32		0	**	232
Series 2003
5.50%, 4/01/33-11/01/33		3,575		3,833,477
Series 2004
5.50%, 4/01/34-11/01/34		3,120		3,353,584
6.50%, 8/01/34		3		2,933
Series 2005
5.50%, 2/01/35		2,823		3,033,095
Series 2006
5.50%, 4/01/36		524		563,575
Series 2007
5.50%, 9/01/36		1,097		1,179,915
Series 2008
6.00%, 3/01/37		7		7,821
Series 2010
4.00%, 12/01/40		6,404		6,588,529
Series 2013
4.00%, 10/01/43		19,760		20,302,973
Series 2015
3.00%, 5/01/45-8/01/45		26,197		25,640,986
Series 2017
3.50%, 11/01/47-1/01/48		42,259		42,260,773
Series 2018
3.50%, 2/01/48-5/01/48		221,135		221,147,556
4.00%, 8/01/48-12/01/48		37,751		38,632,754
4.50%, 9/01/48		34,934		36,414,435
Series 2019
4.00%, 1/01/49, TBA		22,905		23,346,995
4.50%, 1/01/49, TBA		770		797,070
5.00%, 1/01/49, TBA		30,220		31,646,006
Government National Mortgage Association
Series 1996
8.50%, 11/15/26		0	**	192
Series 2016
3.00%, 4/20/46-12/20/46		12,911		12,743,426

				576,786,437

Agency Fixed Rate 15-Year - 1.7%
Federal National Mortgage Association
Series 2012
2.50%, 4/01/27		31		31,020
Series 2016
2.50%, 2/01/31-1/01/32		47,986		46,951,765
Series 2017
2.50%, 1/01/32-2/01/32		6,780		6,632,637

				53,615,422

	Principal Amount (000)		U.S. $ Value
Other Agency Fixed Rate Programs - 0.0%
Federal National Mortgage Association
Series 2009
4.50%, 7/01/29-10/01/29	U.S.$	776	$806,597
Agency ARMs - 0.0%
Federal Home Loan Mortgage Corp.
Series 2006
4.541% (LIBOR 12 Month + 2.11%), 12/01/36 (c)		1	595
Series 2007
4.121% (LIBOR 12 Month + 2.10%), 3/01/37 (c)		1	782

			1,377

Total Mortgage Pass-Throughs (cost $634,125,584)			631,209,833

GOVERNMENTS - TREASURIES - 17.8%
United States - 17.8%
U.S. Treasury Bonds
2.25%, 8/15/46		5,000	4,271,875
2.50%, 2/15/45-5/15/46		25,872	23,332,709
2.75%, 11/15/47		6,536	6,185,711
3.00%, 5/15/45-8/15/48		62,843	62,591,610
3.375%, 5/15/44		5,710	6,075,265
3.50%, 2/15/39		4,254	4,651,483
3.75%, 11/15/43		10,205	11,522,083
4.50%, 2/15/36		4,048	4,987,402
4.75%, 2/15/37		4,156	5,293,705
5.25%, 11/15/28		16,780	20,434,894
5.50%, 8/15/28		10,214	12,615,886
U.S. Treasury Notes
0.75%, 8/15/19		299	295,636
1.125%, 1/31/19 (d)		53,228	53,161,465
1.125%, 2/28/19		49,987	49,877,155
1.375%, 8/31/20-4/30/21		73,541	72,150,044
1.625%, 11/30/20-4/30/23		49,116	47,414,192
1.75%, 11/30/21 (d)		6,620	6,485,531
1.875%, 1/31/22 (d)		20,770	20,396,789
2.00%, 8/15/25		3,895	3,755,023
2.125%, 8/15/21-12/31/22		14,965	14,757,508
2.25%, 2/15/27		18,127	17,603,114
2.375%, 8/15/24 (d)		22,206	22,004,659
2.50%, 8/15/23		195	194,939
2.875%, 8/15/28		19,530	19,832,105
3.50%, 5/15/20 (d)		80,832	81,817,140

Total Governments - Treasuries (cost $568,714,468)			571,707,923

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.9%
Non-Agency Fixed Rate CMBS - 7.6%
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.544%, 11/15/50		8,525	8,446,854

	Principal Amount (000)		U.S. $ Value
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class A4
3.283%, 5/10/58	U.S.$	3,655	$3,568,720
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (a)		11,325	11,448,723
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class A5
3.137%, 2/10/48		7,490	7,361,833
Series 2015-GC35, Class A4
3.818%, 11/10/48		3,530	3,585,059
Series 2016-C1, Class A4
3.209%, 5/10/49		12,141	11,920,620
Series 2016-GC36, Class A5
3.616%, 2/10/49		3,982	3,990,159
Series 2018-B2, Class A4
4.009%, 3/10/51		5,890	6,000,817
Commercial Mortgage Trust
Series 2012-CR3, Class E
4.753%, 10/15/45 (a)		3,938	3,554,539
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		2,735	2,646,009
Series 2015-CR24, Class A5
3.696%, 8/10/48		3,925	3,969,178
Series 2015-DC1, Class A5
3.35%, 2/10/48		6,250	6,199,874
Series 2015-PC1, Class A5
3.902%, 7/10/50		7,135	7,277,695
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4
3.504%, 6/15/57		3,451	3,448,764
Series 2015-C3, Class A4
3.718%, 8/15/48		6,101	6,155,106
Series 2015-C4, Class A4
3.808%, 11/15/48		7,715	7,817,115
Series 2016-C5, Class XA
1.022%, 11/15/48 (e)		40,448	1,851,995
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (a)		10,584	10,520,144
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31 (a)		451	439,858
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		6,804	6,743,589
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM
5.372%, 5/15/47		1,097	1,097,202
Series 2011-C5, Class D
5.406%, 8/15/46 (a)		1,285	1,278,381
Series 2012-C6, Class E
5.14%, 5/15/45 (a)		3,967	3,602,262
Series 2014-C20, Class A5
3.805%, 7/15/47		9,950	10,125,835
JPMBB Commercial Mortgage Securities Trust

	Principal Amount (000)		U.S. $ Value
Series 2013-C14, Class D
4.566%, 8/15/46 (a)	U.S.$	2,527	$2,270,632
Series 2014-C21, Class A5
3.775%, 8/15/47		6,300	6,397,358
Series 2015-C30, Class A5
3.822%, 7/15/48		3,820	3,891,002
Series 2015-C31, Class A3
3.801%, 8/15/48		9,802	9,970,253
Series 2015-C32, Class C
4.667%, 11/15/48		5,623	5,527,929
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39		1,514	1,045,059
LSTAR Commercial Mortgage Trust
Series 2015-3, Class A2
2.729%, 4/20/48 (a)		3,124	3,094,624
Series 2016-4, Class A2
2.579%, 3/10/49 (a)		6,295	6,142,174
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56 (f)		3,478	3,234,036
Series 2016-UB12, Class A4
3.596%, 12/15/49		6,180	6,180,092
UBS Commercial Mortgage Trust
Series 2018-C10, Class A4
4.313%, 5/15/51		7,900	8,249,336
Series 2018-C8, Class A4
3.983%, 2/15/51		6,400	6,523,734
Series 2018-C9, Class A4
4.117%, 3/15/51		10,270	10,574,356
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45		9,507	9,399,314
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C
4.468%, 9/15/48		5,778	5,580,880
Series 2016-C35, Class XA
1.977%, 7/15/48 (e)		24,304	2,680,885
Series 2018-C43, Class A4
4.012%, 3/15/51		4,550	4,655,068
WF-RBS Commercial Mortgage Trust
Series 2013-C11, Class XA
1.21%, 3/15/45 (a)(e)		71,788	2,884,897
Series 2014-C19, Class A5
4.101%, 3/15/47		1,600	1,654,154
Series 2014-C20, Class A2
3.036%, 5/15/47		4,517	4,510,154
Series 2014-C21, Class A5
3.678%, 8/15/47		6,200	6,291,674

			243,807,942

Non-Agency Floating Rate CMBS - 2.3%
Ashford Hospitality Trust
Series 2018-ASHF, Class A

	Principal Amount (000)		U.S. $ Value
3.355% (LIBOR 1 Month + 0.90%), 4/15/35 (a)(c)	U.S.$	4,466	$4,405,142
Series 2018-KEYS, Class A
3.455% (LIBOR 1 Month + 1.00%), 5/15/35 (a)(c)		7,150	7,129,671
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
3.455% (LIBOR 1 Month + 1.00%), 11/15/33 (a)(c)		10,570	10,503,060
BHMS
Series 2018-ATLS, Class A		6,885	6,804,793
3.705% (LIBOR 1 Month + 1.25%), 7/15/35 (a)(c)
Braemar Hotels & Resorts Trust
Series 2018-PRME, Class A
3.275% (LIBOR 1 Month + 0.82%), 6/15/35 (a)(c)		4,000	3,945,349
BX Trust
Series 2017-IMC, Class A
3.505% (LIBOR 1 Month + 1.05%), 10/15/32 (a)(c)		8,330	8,241,960
Series 2018-EXCL, Class A
3.543% (LIBOR 1 Month + 1.09%), 9/15/37 (a)(c)		6,315	6,253,863
Credit Suisse Mortgage Trust
Series 2016-MFF, Class D
7.055% (LIBOR 1 Month + 4.60%), 11/15/33 (a)(c)		2,270	2,267,368
DBWF Mortgage Trust
Series 2018-GLKS, Class A
3.41% (LIBOR 1 Month + 1.03%), 11/19/35 (a)(c)		5,912	5,849,166
Great Wolf Trust
Series 2017-WOLF, Class A
3.455% (LIBOR 1 Month + 0.85%), 9/15/34 (a)(c)		5,685	5,578,860
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class SNMA
4.35% (LIBOR 1 Month + 1.95%), 11/15/26 (a)(c)		2,464	2,458,640
RETL
Series 2018-RVP, Class A
3.555% (LIBOR 1 Month + 1.10%), 3/15/33 (a)(c)		2,046	2,041,477
Starwood Retail Property Trust
Series 2014-STAR, Class A
3.675% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(c)		10,090	10,078,316

			75,557,665

Total Commercial Mortgage-Backed Securities (cost $325,507,385)			319,365,607

	Principal Amount (000)		U.S. $ Value
ASSET-BACKED SECURITIES - 6.7%
Autos - Fixed Rate - 3.6%
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class A2A
1.69%, 12/18/20	U.S.$	1,118	$1,114,796
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (a)		5,615	5,613,378
Series 2016-1A, Class A
2.99%, 6/20/22 (a)		3,918	3,894,113
Series 2018-2A, Class A
4.00%, 3/20/25 (a)		6,700	6,874,010
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20		1,209	1,204,229
CPS Auto Receivables Trust
Series 2016-C, Class E
8.39%, 9/15/23 (a)		4,440	4,684,890
CPS Auto Trust
Series 2017-A, Class A
1.68%, 8/17/20 (a)		209	208,615
Drive Auto Receivables Trust
Series 2017-3, Class B
2.30%, 5/17/21		2,395	2,392,296
DT Auto Owner Trust
Series 2018-1A, Class A
2.59%, 5/17/21 (a)		3,220	3,214,488
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (a)		3,040	3,202,218
Series 2017-2A, Class A
2.11%, 6/15/21 (a)		738	737,073
Series 2018-2A, Class A
2.79%, 7/15/21 (a)		3,581	3,576,589
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (a)		3,030	3,210,506
Series 2016-4, Class A2
1.96%, 2/16/21 (a)		1,294	1,292,168
Series 2016-4, Class D
3.89%, 11/15/22 (a)		3,395	3,405,210
Series 2017-1, Class A
1.93%, 12/15/21 (a)		936	933,610
Series 2017-3, Class A
1.88%, 10/15/21 (a)		2,418	2,404,405
Series 2017-4, Class A
2.07%, 4/15/22 (a)		2,148	2,133,301
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (a)		14,327	14,228,124
Series 2016-1, Class A
2.31%, 8/15/27 (a)		1,899	1,872,636
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1

	Principal Amount (000)		U.S. $ Value
1.98%, 1/15/22	U.S.$	9,202	$9,101,807
Series 2016-1, Class A1
1.76%, 2/15/21		4,164	4,155,164
Series 2017-1, Class A1
2.07%, 5/15/22		5,045	4,977,069
Hertz Vehicle Financing II LP
Series 2015-1A, Class B
3.52%, 3/25/21 (a)		3,692	3,673,589
Series 2016-1A, Class A
2.32%, 3/25/20 (a)		6,809	6,793,249
Series 2017-1A, Class A
2.96%, 10/25/21 (a)		6,830	6,762,108
Hertz Vehicle Financing LLC
Series 2018-2A, Class A
3.65%, 6/27/22 (a)		4,175	4,209,550
Westlake Automobile Receivables Trust
Series 2016-3A, Class E
5.69%, 10/16/23 (a)		4,725	4,801,764
Series 2018-3A, Class A1
2.53%, 9/16/19 (a)		3,489	3,487,021

			114,157,976

Other ABS - Fixed Rate - 1.8%
CLUB Credit Trust
Series 2017-P2, Class A
2.61%, 1/15/24 (a)		2,861	2,845,297
CNH Equipment Trust
Series 2015-A, Class A4
1.85%, 4/15/21		4,097	4,079,874
Consumer Loan Underlying Bond Credit Trust
Series 2018-P1, Class A
3.39%, 7/15/25 (a)		3,064	3,057,213
Marlette Funding Trust
Series 2017-1A, Class A
2.827%, 3/15/24 (a)		378	377,560
Series 2017-2A, Class A
2.39%, 7/15/24 (a)		795	793,568
Series 2017-3A, Class A
2.36%, 12/15/24 (a)		987	984,463
Series 2017-3A, Class B
3.01%, 12/15/24 (a)		1,725	1,712,427
Series 2018-1A, Class A
2.61%, 3/15/28 (a)		2,495	2,488,848
Series 2018-3A, Class A
3.20%, 9/15/28 (a)		6,156	6,147,542
Series 2018-4A, Class A
3.71%, 12/15/28 (a)		2,926	2,933,511
Prosper Marketplace Issuance Trust
Series 2017-2A, Class B
3.48%, 9/15/23 (a)		1,500	1,497,565
SBA Tower Trust
Series 2015-1A,Class C
3.156%, 10/08/20 (a)		7,996	7,916,280

	Principal Amount (000)		U.S. $ Value
SoFi Consumer Loan Program LLC
Series 2016-3, Class A
3.05%, 12/26/25 (a)	U.S.$	836	$835,922
Series 2017-1, Class A
3.28%, 1/26/26 (a)		2,085	2,085,455
Series 2017-2, Class A
3.28%, 2/25/26 (a)		2,049	2,043,470
Series 2017-5, Class A2
2.78%, 9/25/26 (a)		5,740	5,680,414
Series 2017-6, Class A2
2.82%, 11/25/26 (a)		6,740	6,705,360
SoFi Consumer Loan Program Trust
Series 2018-3, Class A2
3.67%, 8/25/27 (a)		5,315	5,370,687

			57,555,456

Credit Cards - Fixed Rate - 1.3%
Barclays Dryrock Issuance Trust
Series 2014-3, Class A 2.41%, 7/15/22		10,316	10,271,347
GE Capital Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		12,000	11,995,504
World Financial Network Credit Card Master Trust
Series 2017-B, Class A
1.98%, 6/15/23		6,400	6,356,486
Series 2018-A, Class A
3.07%, 12/16/24		8,300	8,275,283
Series 2018-B, Class M
3.81%, 7/15/25		4,490	4,540,025

			41,438,645

Home Equity Loans - Floating Rate - 0.0%
ABFC Trust
Series 2003-WF1, Class A2
3.631% (LIBOR 1 Month + 1.13%), 12/25/32 (c)		609	609,017
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
Series 2004-1, Class 1A
2.806% (LIBOR 1 Month + 0.30%), 4/25/34 (c)		5	5,194

			614,211

Total Asset-Backed Securities (cost $213,686,129)			213,766,288

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.7%
Risk Share Floating Rate - 3.9%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B
3.856% (LIBOR 1 Month + 1.35%), 8/25/28 (a)(c)		1,763	1,771,789
Series 2018-3A, Class M1B

	Principal Amount (000)		U.S. $ Value
4.356% (LIBOR 1 Month + 1.85%), 10/25/27 (a)(c)	U.S.$	3,230	$3,224,860
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2
4.906% (LIBOR 1 Month + 2.40%), 4/25/31 (a)(c)		3,743	3,710,470
Eagle RE Ltd.
Series 2018-1, Class M2
5.279% (LIBOR 1 Month + 3.00%), 11/25/28 (a)(c)		617	617,198
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
6.756% (LIBOR 1 Month + 4.25%), 11/25/23 (c)		9,654	10,513,467
Series 2014-DN3, Class M3
6.506% (LIBOR 1 Month + 4.00%), 8/25/24 (c)		7,663	8,240,987
Series 2014-DN4, Class M3
7.056% (LIBOR 1 Month + 4.55%), 10/25/24 (c)		1,847	2,021,009
Series 2014-HQ3, Class M3
7.256% (LIBOR 1 Month + 4.75%), 10/25/24 (c)		3,698	4,048,029
Series 2015-DNA2, Class M2
5.106% (LIBOR 1 Month + 2.60%), 12/25/27 (c)		2,925	2,967,602
Series 2015-HQA1, Class M2
5.156% (LIBOR 1 Month + 2.65%), 3/25/28 (c)		3,007	3,045,515
Series 2017-DNA2, Class M2
5.956% (LIBOR 1 Month + 3.45%), 10/25/29 (c)		1,510	1,597,989
Series 2017-DNA3, Class M2
5.006% (LIBOR 1 Month + 2.50%), 3/25/30 (c)		2,175	2,175,005
Series 2017-HQA2, Class M2
5.156% (LIBOR 1 Month + 2.65%), 12/25/29 (c)		1,400	1,417,432
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M2
5.506% (LIBOR 1 Month + 3.00%), 7/25/24 (c)		2,333	2,452,624
Series 2014-C04, Class 2M2
7.506% (LIBOR 1 Month + 5.00%), 11/25/24 (c)		2,838	3,133,522
Series 2015-C01, Class 1M2
6.806% (LIBOR 1 Month + 4.30%), 2/25/25 (c)		2,648	2,858,615
Series 2015-C01, Class 2M2
7.056% (LIBOR 1 Month + 4.55%), 2/25/25 (c)		2,349	2,505,731
Series 2015-C02, Class 2M2

	Principal Amount (000)		U.S. $ Value
6.506% (LIBOR 1 Month + 4.00%), 5/25/25 (c)	U.S.$	2,451	$2,606,439
Series 2015-C03, Class 1M2
7.506% (LIBOR 1 Month + 5.00%), 7/25/25 (c)		4,835	5,336,560
Series 2015-C03, Class 2M2
7.506% (LIBOR 1 Month + 5.00%), 7/25/25 (c)		4,755	5,191,209
Series 2015-C04, Class 1M2
8.206% (LIBOR 1 Month + 5.70%), 4/25/28 (c)		1,618	1,827,027
Series 2015-C04, Class 2M2
8.056% (LIBOR 1 Month + 5.55%), 4/25/28 (c)		4,809	5,357,032
Series 2016-C01, Class 1M2
9.256% (LIBOR 1 Month + 6.75%), 8/25/28 (c)		6,033	7,082,159
Series 2016-C01, Class 2M2
9.456% (LIBOR 1 Month + 6.95%), 8/25/28 (c)		4,257	4,939,049
Series 2016-C02, Class 1M2
8.506% (LIBOR 1 Month + 6.00%), 9/25/28 (c)		4,864	5,583,162
Series 2016-C03, Class 2M2
8.406% (LIBOR 1 Month + 5.90%), 10/25/28 (c)		9,288	10,504,462
Series 2016-C05, Class 2M2
6.956% (LIBOR 1 Month + 4.45%), 1/25/29 (c)		6,550	7,149,506
Series 2017-C03, Class 1M2
5.506% (LIBOR 1 Month + 3.00%), 10/25/29 (c)		2,860	2,958,206
Home Re Ltd.
Series 2018-1, Class M1
4.106% (LIBOR 1 Month + 1.60%), 10/25/28 (a)(c)		2,944	2,933,344
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
6.756% (LIBOR 1 Month + 4.25%), 11/25/24 (c)(g)		864	939,054
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
7.756% (LIBOR 1 Month + 5.25%), 11/25/25 (c)(g)		3,592	4,041,205
Series 2015-WF1, Class 2M2
8.006% (LIBOR 1 Month + 5.50%), 11/25/25 (c)(g)		1,143	1,320,433

			124,070,691

Agency Floating Rate - 1.1%
Federal Home Loan Mortgage Corp. REMICs
Series 4416, Class BS

	Principal Amount (000)		U.S. $ Value
3.645% (6.10% - LIBOR 1 Month), 12/15/44 (c)(h)	U.S.$	19,622	$3,126,656
Series 4585, Class DS
3.545% (6.00% - LIBOR 1 Month), 5/15/46 (c)(h)		9,985	1,728,068
Series 4693, Class SL
3.695% (6.15% - LIBOR 1 Month), 6/15/47 (c)(h)		6,573	1,140,923
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
4.034% (6.54% - LIBOR 1 Month), 12/25/41 (c)(h)		10,294	1,915,764
Series 2012-70, Class SA
4.044% (6.55% - LIBOR 1 Month), 7/25/42 (c)(h)		18,254	3,521,335
Series 2014-17, Class SA
3.544% (6.05% - LIBOR 1 Month), 4/25/44 (c)(h)		17,288	2,780,740
Series 2015-26, Class SH
3.944% (6.45% - LIBOR 1 Month), 5/25/45 (c)(h)		14,805	2,526,696
Series 2016-106, Class ES
3.494% (6.00% - LIBOR 1 Month), 1/25/47 (c)(h)		8,597	1,405,327
Series 2017-16, Class SG
3.544% (6.05% - LIBOR 1 Month), 3/25/47 (c)(h)		17,843	2,840,130
Series 2017-62, Class AS
3.644% (6.15% - LIBOR 1 Month), 8/25/47 (c)(h)		11,496	1,871,051
Series 2017-81, Class SA
3.694% (6.20% - LIBOR 1 Month), 10/25/47 (c)(h)		17,308	2,956,004
Series 2017-97, Class SW
3.694% (6.20% - LIBOR 1 Month), 12/25/47 (c)(h)		13,373	2,393,502
Government National Mortgage Association
Series 2017-122, Class SA
3.73% (6.20% - LIBOR 1 Month), 8/20/47 (c)(h)		13,573	2,418,252
Series 2017-134, Class MS
3.73% (6.20% - LIBOR 1 Month), 9/20/47 (c)(h)		13,162	2,540,996
Series 2017-43, Class ST
3.63% (6.10% - LIBOR 1 Month), 3/20/47 (c)(h)		17,353	2,823,543

			35,988,987

Non-Agency Fixed Rate - 0.4%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35		578	537,425
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		1,567	1,324,575

	Principal Amount (000)		U.S. $ Value
Series 2006-24CB, Class A16
5.75%, 8/01/36	U.S.$	3,247	$2,662,731
Series 2006-28CB, Class A14
6.25%, 10/25/36		2,163	1,721,353
Series 2006-J1, Class 1A13
5.50%, 2/25/36		1,028	912,917
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
3.897%, 5/25/35		1,476	1,479,440
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-13, Class 1A19
6.25%, 9/25/36		1,117	854,662
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		2,431	1,929,679
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8, Class 2A5
5.75%, 7/25/37		689	670,635

			12,093,417

Non-Agency Floating Rate - 0.2%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
2.696% (LIBOR 1 Month + 0.19%), 12/25/36 (c)		5,770	3,227,296
HomeBanc Mortgage Trust
Series 2005-1, Class A1
2.756% (LIBOR 1 Month + 0.25%), 3/25/35 (c)		1,833	1,576,026

			4,803,322

Agency Fixed Rate - 0.1%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
2.855%, 5/28/35		1,605	1,496,822
Federal National Mortgage Association REMICs
Series 2015-30, Class EI
5.00%, 5/25/45 (e)		16,605	3,220,930

			4,717,752

Total Collateralized Mortgage Obligations (cost $173,642,557)			181,674,169

INFLATION-LINKED SECURITIES - 4.7%
Japan - 1.1%
Japanese Government CPI Linked Bond
Series 22
0.10%, 3/10/27	JPY	3,569,474	33,642,059

United States - 3.6%
U.S. Treasury Inflation Index

	Principal Amount (000)		U.S. $ Value
0.125%, 4/15/21-7/15/26 (TIPS)	U.S.$	43,922	$42,376,082
0.375%, 7/15/25 (TIPS)		51,535	49,707,355
0.625%, 7/15/21 (TIPS)		25,053	24,783,260

			116,866,697

Total Inflation-Linked Securities (cost $153,144,999)			150,508,756

CORPORATES - NON-INVESTMENT GRADE - 3.3%
Industrial - 1.8%
Communications - Media - 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 3/01/23 (a)		4,420	4,129,871
CSC Holdings LLC
6.75%, 11/15/21		1,340	1,379,088
Ziggo BV
5.50%, 1/15/27 (a)		1,732	1,558,800

			7,067,759

Communications - Telecommunications - 0.3%
Sprint Capital Corp.
6.90%, 5/01/19		10,125	10,196,584

Consumer Cyclical - Other - 0.2%
International Game Technology PLC
6.50%, 2/15/25 (a)		4,910	4,870,474
KB Home
4.75%, 5/15/19		3,146	3,139,362

			8,009,836

Consumer Non-Cyclical - 0.3%
HCA, Inc.
5.375%, 9/01/26		3,813	3,709,362
Spectrum Brands, Inc.
5.75%, 7/15/25		4,532	4,305,219

			8,014,581

Energy - 0.6%
Antero Resources Corp.
5.125%, 12/01/22		869	816,817
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		3,212	1,793,709
Nabors Industries, Inc.
5.50%, 1/15/23		6,604	5,232,217
PDC Energy, Inc.
5.75%, 5/15/26		4,354	3,858,994
Range Resources Corp.
5.00%, 8/15/22		3,398	3,042,297
Sunoco LP/Sunoco Finance Corp.
4.875%, 1/15/23		4,048	3,954,694

			18,698,728

	Principal Amount (000)		U.S. $ Value
Technology - 0.1%
Western Digital Corp.
4.75%, 2/15/26	U.S.$	5,367	$4,655,765

Transportation - Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (a)		2,909	2,522,074

			59,165,327

Financial Institutions - 1.4%
Banking - 1.2%
American Express Co.
Series C
4.90%, 3/15/20 (b)		1,130	1,085,512
Barclays Bank PLC
6.86%, 6/15/32 (a)(b)		1,250	1,289,712
CIT Group, Inc.
5.25%, 3/07/25		3,376	3,310,303
Citigroup, Inc.
5.95%, 1/30/23 (b)		2,569	2,334,759
Series O
5.875%, 3/27/20 (b)		2,554	2,482,692
Series Q
5.95%, 8/15/20 (b)		250	241,625
Citizens Financial Group, Inc.
Series A
5.50%, 4/06/20 (b)		755	736,518
Credit Suisse Group AG
7.50%, 7/17/23-12/11/23 (a)(b)		3,914	3,894,503
Goldman Sachs Group, Inc. (The)
Series M
5.375%, 5/10/20 (b)		2,000	1,929,420
ING Groep NV
6.875%, 4/16/22 (a)(b)		2,028	2,025,587
Intesa Sanpaolo SpA
5.017%, 6/26/24(a)		6,204	5,613,069
Series E
3.928%, 9/15/26 (a)	EUR	852	977,135
Morgan Stanley
Series J
5.55%, 7/15/20 (b)	U.S.$	1,620	1,580,456
Royal Bank of Scotland Group PLC
8.625%, 8/15/21 (b)		3,756	3,888,699
Series U
5.123% (LIBOR 3 Month + 2.32%), 9/30/27 (b)(c)		2,900	2,598,458
Standard Chartered PLC
4.03% (LIBOR 3 Month + 1.51%), 1/30/27 (a)(b)(c)		300	234,327
7.50%, 4/02/22 (a)(b)		1,882	1,886,588
7.75%, 4/02/23 (a)(b)		822	813,928

	Principal Amount (000)		U.S. $ Value
SunTrust Banks, Inc.
5.625%, 12/15/19 (b)	U.S.$	1,400	$1,384,936

			38,308,227

Finance - 0.2%
Navient Corp.
6.625%, 7/26/21		4,130	3,989,126
7.25%, 1/25/22		875	845,372

			4,834,498

Insurance - 0.0%
Voya Financial, Inc.
5.65%, 5/15/53		1,693	1,589,676

			44,732,401

Utility - 0.1%
Electric - 0.1%
AES Corp./VA
4.00%, 3/15/21		3,334	3,277,355

Total Corporates - Non-Investment Grade (cost $115,291,920)			107,175,083

AGENCIES - 2.4%
Agency Debentures - 2.4%
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20 (cost $76,965,693)		81,666	78,516,142

EMERGING MARKETS - CORPORATE BONDS - 0.4%
Industrial - 0.3%
Capital Goods - 0.0%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)(i)(j)		4,212	572,832
7.125%, 6/26/42 (a)(i)(j)		1,125	166,781

			739,613

Communications - Telecommunications - 0.1%
Millicom International Cellular SA
6.625%, 10/15/26 (a)		3,300	3,350,754

Consumer Non-Cyclical - 0.1%
BRF GmbH
4.35%, 9/29/26 (a)		600	519,000
BRF SA
3.95%, 5/22/23 (a)		462	414,068
Minerva Luxembourg SA
5.875%, 1/19/28 (a)		380	329,175
6.50%, 9/20/26 (a)		1,148	1,066,205

			2,328,448

Energy - 0.0%
Cosan Luxembourg SA 7.00%, 1/20/27 (a)		204	205,275

	Principal Amount (000)		U.S. $ Value
Transportation - Services - 0.1%
Rumo Luxembourg SARL 5.875%, 1/18/25 (a)	U.S.$	3,438	$3,291,885

			9,915,975

Utility - 0.1%
Electric - 0.1%
Genneia SA
8.75%, 1/20/22 (a)		2,335	2,104,419
Terraform Global Operating LLC
6.125%, 3/01/26 (a)		1,352	1,250,532

			3,354,951

Total Emerging Markets - Corporate Bonds (cost $17,839,228)			13,270,926

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.4%
United States - 0.4%
State of California
Series 2010
7.625%, 3/01/40 (cost $8,648,574)		8,520	12,130,691

QUASI-SOVEREIGNS - 0.3%
Quasi-Sovereign Bonds - 0.3%
Indonesia - 0.2%
Pertamina Persero PT
6.45%, 5/30/44 (a)		3,100	3,227,875
Perusahaan Listrik Negara PT
5.45%, 5/21/28 (a)		4,723	4,734,808

			7,962,683

Mexico - 0.1%
Petroleos Mexicanos
6.50%, 1/23/29		2,004	1,869,271

Total Quasi-Sovereigns (cost $10,062,447)			9,831,954

GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Mexico - 0.1%
Mexico Government International Bond
3.60%, 1/30/25 (cost $5,129,557)		5,218	4,979,276

	Shares
COMMON STOCKS - 0.1%
Financials - 0.1%
Insurance - 0.1%
Mt. Logan Re Ltd. (Preference Shares) (j)(k) (cost $2,813,000)		2,813	2,785,780

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - SOVEREIGNS - 0.1%
Egypt - 0.1%
Egypt Government International Bond
6.125%, 1/31/22 (a) (cost $2,046,000)	U.S.$	2,046	$2,005,080

EMERGING MARKETS - TREASURIES - 0.1%
Argentina - 0.1%
Argentina POM Politica Monetaria
Series POM
65.509% (ARLLMONP), 6/21/20 (c) (cost $3,534,066)	ARS	58,000	1,638,478

SHORT-TERM INVESTMENTS - 4.6%
Governments - Treasuries - 3.2%
Japan - 3.2%
Japan Treasury Discount Bill
Series 792
Zero Coupon, 2/04/19	JPY	7,050,000	64,330,245
Series 802
Zero Coupon, 3/25/19		4,200,000	38,330,532

Total Governments - Treasuries (cost $99,348,015)			102,660,777

Agency Discount Note - 1.3%
Federal Home Loan Bank Discount Notes
Zero Coupon, 1/02/19-3/01/19 (cost $42,726,727)	U.S.$	42,785	42,747,297

Asset-Backed Securities - 0.1%
Autos - Fixed Rate - 0.1%
Drive Auto Receivables Trust
Series 2018-5, Class A1
2.685%, 11/15/19 (cost $4,960,721)		4,961	4,959,461

Total Short-Term Investments (cost $147,035,463)			150,367,535

Total Investments - 98.1% (cost $3,170,113,933)			3,151,065,357
Other assets less liabilities - 1.9%			60,043,853

Net Assets - 100.0%			$3,211,109,210

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at December 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	268	March 2019	USD	26,800	$34,257,685	$34,860,937	$603,252
U.S. T-Note 2 Yr (CBT) Futures	1,852	March 2019	USD	370,400	390,654,517	393,202,750	2,548,233
U.S. T-Note 5 Yr (CBT) Futures	574	March 2019	USD	57,400	65,026,850	65,830,625	803,775
U.S. T-Note 10 Yr (CBT) Futures	606	March 2019	USD	60,600	72,956,311	73,941,469	985,158

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at December 31, 2018	Unrealized Appreciation/ (Depreciation)
U.S. Ultra Bond (CBT) Futures	972	March 2019	USD	97,200	$149,024,964	$156,157,875	$7,132,911
Sold Contracts
10 Yr Japan Bond (OSE) Futures	27	March 2019	JPY	2,700,000	37,400,346	37,561,790	(161,444)
Euro-BOBL Futures	586	March 2019	EUR	58,600	88,746,298	88,975,161	(228,863)
Long Gilt Futures	316	March 2019	GBP	31,600	49,225,405	49,609,616	(384,211)

							$11,298,811

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	4,267	EUR	3,746	1/09/19	$27,607
Bank of America, NA	MXN	91,546	USD	4,501	1/25/19	(142,383)
BNP Paribas SA	USD	4,508	MXN	90,907	1/25/19	103,094
Citibank, NA	JPY	15,036,124	USD	132,770	1/15/19	(4,503,246)
Credit Suisse International	CHF	4,839	USD	4,870	1/17/19	(59,322)
Credit Suisse International	USD	6,813	NOK	59,836	1/23/19	113,925
Deutsche Bank AG	INR	1,274,637	USD	17,463	3/18/19	(716,493)
Deutsche Bank AG	USD	18,360	INR	1,310,054	3/18/19	324,872
Goldman Sachs Bank USA	GBP	8,623	USD	10,942	2/28/19	(78,454)
HSBC Bank USA	CHF	4,851	USD	4,910	1/17/19	(30,593)
HSBC Bank USA	USD	6,382	KRW	7,143,385	2/20/19	41,320
HSBC Bank USA	USD	11,344	TWD	347,929	3/14/19	104,395
JPMorgan Chase Bank, NA	CHF	3,215	USD	3,206	1/17/19	(68,871)
JPMorgan Chase Bank, NA	USD	8,110	PLN	30,623	1/18/19	74,381
Morgan Stanley Capital Services, Inc.	BRL	18,378	USD	4,743	1/03/19	1,163
Morgan Stanley Capital Services, Inc.	BRL	18,378	USD	4,675	1/03/19	(66,646)
Morgan Stanley Capital Services, Inc.	USD	4,717	BRL	18,378	1/03/19	25,131
Morgan Stanley Capital Services, Inc.	USD	4,743	BRL	18,378	1/03/19	(1,163)
Morgan Stanley Capital Services, Inc.	CAD	11,558	USD	8,715	1/17/19	245,464
Morgan Stanley Capital Services, Inc.	USD	4,667	BRL	18,378	2/04/19	66,467
Natwest Markets PLC	SEK	4,657	USD	517	1/23/19	(9,095)
Natwest Markets PLC	USD	14,773	TWD	449,851	3/14/19	29,491
Standard Chartered Bank	EUR	5,101	USD	5,792	1/09/19	(55,584)
Standard Chartered Bank	USD	6,514	KRW	7,260,781	2/20/19	15,298
Standard Chartered Bank	TWD	449,390	USD	14,739	3/14/19	(47,854)
Standard Chartered Bank	CNY	79,322	USD	11,468	3/20/19	(66,141)
State Street Bank & Trust Co.	EUR	285	USD	331	1/09/19	4,297
State Street Bank & Trust Co.	USD	1,287	EUR	1,130	1/09/19	7,452
State Street Bank & Trust Co.	PLN	30,575	USD	8,274	1/18/19	102,562
State Street Bank & Trust Co.	USD	304	NOK	2,571	1/23/19	(6,357)
State Street Bank & Trust Co.	USD	481	AUD	661	2/20/19	(15,080)
UBS AG	EUR	7,841	USD	9,064	1/09/19	75,874

						$(4,504,489)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAIG Series 31, 5 Year Index, 12/20/2023*	(1.00)%	Quarterly	0.88%	USD	50,370	$(301,188)	$(882,032)	$580,844

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
NOK	2,958,020	6/22/20	6 Month NIBOR	1.378%	Semi-Annual/ Annual	$2,000,140	$	– 0	–	$2,000,140
USD	24,430	8/22/22	3 Month LIBOR	2.886%	Quarterly/ Semi-Annual	446,938		– 0	–	446,938
USD	82,460	9/10/23	3 Month LIBOR	2.896%	Quarterly/ Semi-Annual	1,755,219		– 0	–	1,755,219
NOK	325,520	8/31/28	2.186%	6 Month NIBOR	Annual/ Semi-Annual	(488,706)		– 0	–	(488,706)
USD	11,770	8/31/28	3 Month LIBOR	2.986%	Quarterly /Semi-Annual	364,885		– 0	–	364,885

						$4,078,476	$	– 0	–	4,078,476

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Sprint Communications, Inc., 7.000%, 8/15/20, 6/20/19*	(5.00)%	Quarterly	0.44%	USD	4,718	$(109,381)	$(26,847)	$(82,534)
Sprint Communications, Inc., 7.000%, 8/15/20, 6/20/19*	(5.00)	Quarterly	0.44	USD	5,407	(125,355)	(31,903)	(93,452)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)%	Monthly	0.57%	USD	208	$747	$2,596	$(1,849)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	5.35	USD	3,618	428,070	296,352	131,718
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	5.35	USD	7,235	856,021	557,978	298,043
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	5.35	USD	7,235	856,021	538,977	317,044
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	5.35	USD	8,912	1,054,438	641,497	412,941
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	5.35	USD	1,786	211,313	125,087	86,226
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	5.35	USD	1,787	211,432	125,157	86,275
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	5.35	USD	1,867	220,897	133,691	87,206
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.57	USD	19,805	71,078	245,444	(174,366)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.57	USD	182	653	1,644	(991)
Deutsche Bank AG
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.57	USD	2,519	9,040	33,657	(24,617)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.57	USD	24,563	88,153	257,492	(169,339)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.57	USD	7,369	26,447	76,588	(50,141)
Goldman Sachs International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.57	USD	2,757	9,894	36,536	(26,642)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.57	USD	1,604	5,756	15,066	(9,310)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)%	Monthly	0.57%	USD	2,970	$10,659	$38,311	$(27,652)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.57	USD	5,939	21,315	76,610	(55,295)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,257	(202,021)	(168,516)	(33,505)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,870	(300,385)	(253,575)	(46,810)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,955	(314,038)	(271,395)	(42,643)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	305	(48,993)	(50,230)	1,237
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	2,038	(327,371)	(310,544)	(16,827)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	2,520	(405,006)	(294,974)	(110,032)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	3,618	(581,473)	(423,498)	(157,975)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	5,041	(810,173)	(577,031)	(233,142)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	7,235	(1,162,785)	(828,172)	(334,613)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	7,235	(1,162,785)	(811,911)	(350,874)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	5,040	(810,012)	(565,588)	(244,424)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	8,912	(1,432,307)	(976,717)	(455,590)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	5,401	(868,030)	(594,946)	(273,084)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	8.38%	USD	1,998	$(321,112)	$(219,810)	$(101,302)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,772	(284,789)	(229,873)	(54,916)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,526	(245,254)	(197,961)	(47,293)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	2,481	(398,738)	(321,849)	(76,889)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,797	(288,808)	(240,793)	(48,015)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,813	(291,228)	(284,574)	(6,654)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	5,023	(806,861)	(332,239)	(474,622)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	8,500	(1,365,383)	(600,880)	(764,503)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	2,160	(346,968)	(131,529)	(215,439)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	6,266	(1,006,529)	(519,542)	(486,987)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,375	(220,870)	(114,007)	(106,863)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,776	(285,284)	(150,386)	(134,898)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	3,438	(552,257)	(335,383)	(216,874)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	2,204	(354,035)	(334,311)	(19,724)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1	(161)	(128)	(33)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	3.37%	USD	7,805	$(336,830)	$(156,108)	$(180,722)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	4,586	(736,665)	(336,397)	(400,268)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,496	(240,307)	(192,744)	(47,563)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	4,853	(779,554)	(408,138)	(371,416)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	345	(55,418)	(41,349)	(14,069)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,727	(277,414)	(222,506)	(54,908)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	3,315	(532,499)	(387,697)	(144,802)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	3,315	(532,500)	(387,546)	(144,954)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	2,455	(394,355)	(270,418)	(123,937)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	640	(102,806)	(77,293)	(25,513)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	2,418	(388,411)	(336,468)	(51,943)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	5,342	(858,104)	(628,906)	(229,198)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,687	(270,988)	(281,921)	10,933
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	2,355	(378,291)	(399,216)	20,925
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	148	(23,774)	(22,983)	(791)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,647	(264,563)	(179,412)	(85,151)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	8.38%	USD	1,982	$(318,375)	$(311,514)	$(6,861)
JP Morgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	616	(98,950)	(80,372)	(18,578)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,997	(320,785)	(143,983)	(176,802)

						$(18,257,047)	$(11,861,400)	$(6,395,647)

*	Termination date

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG
AUD/JPY 1/14/20*	11.12%	Maturity	AUD	3,748	$93,753	$	– 0	–	$93,753
AUD/JPY 3/03/20*	12.75	Maturity	AUD	2,150	(40,654)		– 0	–	(40,654)
Goldman Sachs Bank USA
AUD/JPY 3/10/20*	12.90	Maturity	AUD	985	(21,998)		– 0	–	(21,998)
AUD/JPY 3/11/20*	12.80	Maturity	AUD	1,180	(22,690)		– 0	–	(22,690)

					$8,411	$	– 0	–	$8,411

*	Termination date
**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate market value of these securities amounted to $480,271,447 or 15.0% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2018.
(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(e)	IO - Interest Only.
(f)	Illiquid security.
(g)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.20% of net assets as of December 31, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
6.756%, 11/25/24	11/06/15	$855,284	$939,054	0.03%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
7.756%, 11/25/25	9/28/15	3,591,966	4,041,205	0.13%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
8.006%, 11/25/25	9/28/15	1,135,909	1,320,433	0.04%

(h)	Inverse interest only security.
(i)	Defaulted.
(j)	Non-income producing security.
(k)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt. Logan Re Ltd.
(Preference Shares)	12/30/14	$2,813,000	$2,785,780	0.09%

(l)

As of December 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $53,150,210 and gross unrealized depreciation of investments was $(67,132,380), resulting in net unrealized depreciation of $(13,982,170).

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
PLN	-	Polish Zloty
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ARLLMONP	-	Argentina Blended Policy Rate
ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
LIBOR	-	London Interbank Offered Rates
NIBOR	-	Norwegian Interbank Offered Rate
OSE	-	Osaka Securities Exchange
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Portfolio

December 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$700,131,836		$	– 0	–	$700,131,836
Mortgage Pass-Throughs		– 0	–	631,209,833			– 0	–	631,209,833
Governments - Treasuries		– 0	–	571,707,923			– 0	–	571,707,923
Commercial Mortgage-Backed Securities		– 0	–	273,555,093			45,810,514		319,365,607
Asset-Backed Securities		– 0	–	159,676,495			54,089,793		213,766,288
Collateralized Mortgage Obligations		– 0	–	180,177,347			1,496,822		181,674,169
Inflation-Linked Securities		– 0	–	150,508,756			– 0	–	150,508,756
Corporates - Non-Investment Grade		– 0	–	107,175,083			– 0	–	107,175,083
Agencies		– 0	–	78,516,142			– 0	–	78,516,142
Emerging Markets - Corporate Bonds		– 0	–	13,270,926			– 0	–	13,270,926
Local Governments - US Municipal Bonds		– 0	–	12,130,691			– 0	–	12,130,691
Quasi-Sovereigns		– 0	–	9,831,954			– 0	–	9,831,954
Governments - Sovereign Bonds		– 0	–	4,979,276			– 0	–	4,979,276
Common Stocks		– 0	–	– 0	–		2,785,780		2,785,780
Emerging Markets - Sovereigns		– 0	–	2,005,080			– 0	–	2,005,080
Emerging Markets - Treasuries		– 0	–	1,638,478			– 0	–	1,638,478
Short-Term Investments:
Governments - Treasuries		– 0	–	102,660,777			– 0	–	102,660,777
Agency Discount Notes		– 0	–	42,747,297			– 0	–	42,747,297
Asset-Backed Securities		– 0	–	4,959,461			– 0	–	4,959,461

Total Investments in Securities		– 0	–	3,046,882,448			104,182,909		3,151,065,357
Other Financial Instruments(a):
Assets:
Futures		12,073,329		– 0	–		– 0	–	12,073,329
Forward Currency Exchange Contracts		– 0	–	1,362,793			– 0	–	1,362,793
Centrally Cleared Interest Rate Swaps		– 0	–	4,567,182			– 0	–	4,567,182
Credit Default Swaps		– 0	–	4,081,934			– 0	–	4,081,934
Variance Swaps		– 0	–	93,753			– 0	–	93,753
Liabilities:
Futures		(774,518)		– 0	–		– 0	–	(774,518)
Forward Currency Exchange Contracts		– 0	–	(5,867,282)			– 0	–	(5,867,282)
Centrally Cleared Credit Default Swaps		– 0	–	(301,188)			– 0	–	(301,188)
Centrally Cleared Interest Rate Swaps		– 0	–	(488,706)			– 0	–	(488,706)
Credit Default Swaps		– 0	–	(22,338,981)			– 0	–	(22,338,981)
Variance Swaps		– 0	–	(85,342)			– 0	–	(85,342)

Total (b)		$11,298,811		$3,027,906,611			$104,182,909		$3,143,388,331

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities		Asset-Backed Securities		Collateralized Mortgage Obligations
Balance as of 9/30/18	$41,296,165		$57,229,149		$1,502,523
Accrued discounts/(premiums)	7,590		24		– 0	–
Realized gain (loss)	(3,943)		5		– 0	–
Change in unrealized appreciation/depreciation	(147,756)		123,820		(5,701)
Purchases/Payups	5,849,166		2,999,762		– 0	–
Sales/Paydowns	(1,190,708)		(6,262,967)		– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 12/31/18	$45,810,514		$54,089,793		$1,496,822

Net change in unrealized appreciation/depreciation from investments held as of 12/31/18	$(147,756)		$123,820		$(5,701)

	Common Stocks		Total
Balance as of 9/30/18	$2,821,285		$102,849,122
Accrued discounts/(premiums)	– 0	–	7,614
Realized gain (loss)	– 0	–	(3,938)
Change in unrealized appreciation/depreciation	(35,505)		(65,142)
Purchases/Payups	– 0	–	8,848,928
Sales/Paydowns	– 0	–	(7,453,675)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/18	$2,785,780		$104,182,909

			– 0	–
Net change in unrealized appreciation/depreciation			– 0	–
from investments held as of 12/31/18	$(35,505)		$(65,142)

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at December 31, 2018. Securities priced by i) brokers or ii) third party vendors, which approximates fair value, are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/18	Valuation Technique	Unobservable Input	Input
Common Stocks	$2,785,780	Market Approach	NAV Equivalent	$990.32/ N/A

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in NAV equivalent in isolation would be expected to result in a significantly higher (lower) fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Short Duration Plus Portfolio

December 31, 2018 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 39.9%
United States - 39.9%
U.S. Treasury Notes
1.375%, 8/31/20-10/31/20	U.S.	$ 19,770	$19,395,475
1.375%, 1/31/21 (a)		16,161	15,792,327
1.50%, 8/15/20-3/31/23		1,197	1,155,302
1.625%, 8/15/22		1,171	1,136,053
1.75%, 10/31/20		10,904	10,754,070
2.00%, 1/15/21		10,482	10,377,180
2.375%, 4/15/21		14,135	14,099,662
2.625%, 12/31/23		441	443,544
2.875%, 11/15/21		3,095	3,128,931
3.50%, 5/15/20		8,713	8,819,190
3.625%, 2/15/21		2,150	2,199,383

Total Governments - Treasuries (cost $87,120,395)			87,301,117

CORPORATES - INVESTMENT GRADE - 17.0%
Financial Institutions - 10.5%
Banking - 10.1%
American Express Credit Corp.
2.125%, 3/18/19		684	682,878
Banco Santander SA
3.50%, 4/11/22		200	195,952
Banque Federative du Credit Mutuel SA
2.75%, 10/15/20 (b)		235	232,356
BB&T Corp.
2.25%, 2/01/19		834	833,433
BNP Paribas SA
2.375%, 5/21/20		925	914,288
Capital One NA
1.85%, 9/13/19		1,000	988,950
Citigroup, Inc.
2.05%, 6/07/19		717	713,745
3.142%, 1/24/23		650	638,131
Cooperatieve Rabobank UA/NY
2.25%, 1/14/20		250	248,018
Danske Bank A/S
1.65%, 9/06/19 (b)		1,000	984,970
Deutsche Bank AG
Series G
2.85%, 5/10/19		717	714,698
Goldman Sachs Group, Inc. (The)
3.637% (LIBOR 3 Month + 1.16%), 4/23/20 (c)		730	732,314
Huntington National Bank (The)
2.375%, 3/10/20		650	643,799
ING Bank NV
2.50%, 10/01/19 (b)		1,000	995,450
5.80%, 9/25/23 (b)		475	495,781
JPMorgan Chase & Co.
2.295%, 8/15/21		474	461,610
Morgan Stanley
5.625%, 9/23/19		740	750,967
Nordea Bank Abp
2.375%, 4/04/19 (b)		975	973,411

	Principal Amount (000)		U.S. $ Value
PNC Bank NA
2.719% (LIBOR 3 Month + 0.25%), 1/22/21 (c)	U.S.$	875	$864,159
Santander UK Group Holdings PLC
3.571%, 1/10/23		1,297	1,240,996
Sumitomo Mitsui Banking Corp.
1.966%, 1/11/19		1,039	1,038,751
Svenska Handelsbanken AB
1.50%, 9/06/19		995	984,592
US Bank NA/Cincinnati OH
1.40%, 4/26/19		870	865,928
2.989% (LIBOR 3 Month + 0.48%), 10/28/19 (c)		714	714,157
Wells Fargo & Co.
2.125%, 4/22/19		1,190	1,186,835
3.069%, 1/24/23		554	538,039
Westpac Banking Corp.
1.60%, 8/19/19		292	289,778
1.65%, 5/13/19		1,150	1,144,652
2.65%, 1/25/21		1,002	990,397

			22,059,035

Insurance - 0.4%
Pricoa Global Funding
I 1.45%, 9/13/19 (b)		834	824,876
Principal Life Global Funding II
1.50%, 4/18/19 (b)		197	196,100

			1,020,976

			23,080,011

Industrial - 6.0%
Capital Goods - 0.5%
Caterpillar Financial Services Corp.
1.931%, 10/01/21		272	263,296
2.10%, 1/10/20		729	721,827

			985,123

Communications - Media - 0.5%
NBCUniversal Media LLC
5.15%, 4/30/20		1,059	1,086,936

Consumer Cyclical - Automotive - 2.4%
American Honda Finance Corp.
1.20%, 7/12/19		988	979,167
Daimler Finance North America LLC
1.50%, 7/05/19 (b)		1,125	1,114,301
General Motors Financial Co., Inc.
3.10%, 1/15/19		800	799,856
3.15%, 1/15/20		667	662,738
Harley-Davidson Financial Services, Inc.
2.25%, 1/15/19 (b)		930	929,740
Hyundai Capital Services, Inc.
1.625%, 8/30/19 (b)		830	820,825

			5,306,627

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Retailers - 0.1%
Lowe’s Cos., Inc.
1.15%, 4/15/19	U.S.$	228	$226,728
Consumer Non-Cyclical - 0.9%
CVS Health Corp.
3.35%, 3/09/21		669	666,980
Kroger Co. (The)
6.15%, 1/15/20		609	626,089
Molson Coors Brewing Co.
2.25%, 3/15/20		267	263,099
Mylan NV
2.50%, 6/07/19		390	388,502

			1,944,670

Energy - 0.7%
Enterprise Products Operating LLC
2.80%, 2/15/21		400	395,564
TransCanada PipeLines Ltd.
9.875%, 1/01/21		290	323,579
Williams Cos., Inc. (The)
4.125%, 11/15/20		742	747,565

			1,466,708

Services - 0.4%
Visa, Inc.
2.20%, 12/14/20		984	972,340

Technology - 0.5%
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (b)		438	432,831
Microsoft Corp.
1.10%, 8/08/19		700	693,560

			1,126,391

			13,115,523

Utility - 0.5%
Electric - 0.5%
Dominion Energy, Inc. Series B
1.60%, 8/15/19		704	696,059
Exelon Generation Co. LLC
2.95%, 1/15/20		354	351,341

			1,047,400

Total Corporates - Investment Grade (cost $37,586,769)			37,242,934

ASSET-BACKED SECURITIES - 7.7%
Autos - Fixed Rate - 3.7%
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class A2A
1.69%, 12/18/20		86	86,090

	Principal Amount (000)		U.S. $ Value
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (b)	U.S.$	511	$510,822
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20		303	302,045
CPS Auto Receivables Trust
Series 2017-D, Class A
1.87%, 3/15/21 (b)		196	195,533
CPS Auto Trust
Series 2017-A, Class A
1.68%, 8/17/20 (b)		32	32,399
DT Auto Owner Trust
Series 2018-1A, Class A
2.59%, 5/17/21 (b)		170	169,489
Exeter Automobile Receivables Trust
Series 2017-2A, Class A
2.11%, 6/15/21 (b)		57	56,795
Flagship Credit Auto Trust
Series 2016-4, Class A2
1.96%, 2/16/21 (b)		330	329,191
Series 2017-3, Class A
1.88%, 10/15/21 (b)		173	172,477
Series 2017-4, Class A
2.07%, 4/15/22 (b)		171	170,238
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (b)		1,062	1,054,671
Series 2016-1, Class A
2.31%, 8/15/27 (b)		607	598,573
Ford Credit Floorplan Master Owner Trust
Series 2016-1, Class A1
1.76%, 2/15/21		489	487,962
Series 2017-1, Class A1
2.07%, 5/15/22		660	651,113
Series 2017-2, Class A1
2.16%, 9/15/22		558	549,731
GMF Floorplan Owner Revolving Trust
Series 2016-1, Class A1
1.96%, 5/17/21 (b)		711	708,048
Hertz Vehicle Financing II LP
Series 2015-1A, Class A
2.73%, 3/25/21 (b)		546	541,382
Series 2017-1A, Class A
2.96%, 10/25/21 (b)		550	544,533
Honda Auto Receivables Owner Trust
Series 2015-4, Class A3
1.23%, 9/23/19		18	18,305
Wheels SPV 2 LLC
Series 2016-1A, Class A3
1.87%, 5/20/25 (b)		841	834,627

			8,014,024

	Principal Amount (000)		U.S. $ Value
Credit Cards - Fixed Rate - 2.1%
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22	U.S.$	1,050	$1,045,455
GE Capital Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		995	994,627
Synchrony Credit Card Master Note Trust
Series 2016-1, Class A
2.04%, 3/15/22		684	682,641
World Financial Network Credit Card Master Trust
Series 2017-B, Class A
1.98%, 6/15/23		470	466,804
Series 2017-C, Class A
2.31%, 8/15/24		935	921,941
Series 2018-A, Class A
3.07%, 12/16/24		590	588,243

			4,699,711

Other ABS - Fixed Rate - 1.1%
CLUB Credit Trust
Series 2017-P1, Class A
2.42%, 9/15/23 (b)(d)		122	122,000
CNH Equipment Trust
Series 2015-A, Class A4
1.85%, 4/15/21		350	348,171
Marlette Funding Trust
Series 2017-1A, Class A
2.827%, 3/15/24 (b)(d)		37	36,878
Series 2017-2A, Class A
2.39%, 7/15/24 (b)(d)		54	54,292
Series 2017-3A, Class A
2.36%, 12/15/24 (b)(d)		74	73,898
Series 2017-3A, Class B
3.01%, 12/15/24 (b)(d)		166	164,790
Series 2018-3A, Class A
3.20%, 9/15/28 (b)(d)		413	412,335
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (b)(d)		102	101,594
Series 2016-3, Class A
3.05%, 12/26/25 (b)(d)		160	160,116
Series 2017-2, Class A
3.28%, 2/25/26 (b)(d)		202	201,289
Series 2017-5, Class A2
2.78%, 9/25/26 (b)(d)		430	425,536
SoFi Consumer Loan Program Trust
Series 2018-3, Class A2
3.67%, 8/25/27 (b)(d)		203	205,127

			2,306,026

	Principal Amount (000)		U.S. $ Value
Credit Cards - Floating Rate - 0.4%
Discover Card Execution Note Trust
Series 2014-A1, Class A1
2.885% (LIBOR 1 Month + 0.43%), 7/15/21 (c)	U.S.$	895	$895,076

Autos - Floating Rate - 0.4%
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A2
3.025% (LIBOR 1 Month + 0.57%), 1/15/22 (c)		836	838,351

Total Asset-Backed Securities (cost $16,835,435)			16,753,188

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.9%
Non-Agency Fixed Rate CMBS - 5.1%
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class XA
1.399%, 4/10/46 (e)		9,137	443,451
Series 2015-GC29, Class A2
2.674%, 4/10/48		812	806,202
Commercial Mortgage Trust
Series 2013-LC6, Class XA
1.36%, 1/10/46 (e)		3,351	149,665
Series 2014-CR16, Class A2
3.042%, 4/10/47		989	988,954
Series 2014-CR19, Class A2
2.965%, 8/10/47		1,300	1,298,280
GS Mortgage Securities Corp. II
Series 2013-GC10, Class XA
1.518%, 2/10/46 (e)		8,610	441,523
GS Mortgage Securities Trust
Series 2012-GCJ7, Class AS
4.085%, 5/10/45		500	512,723
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2010-C2, Class D
5.599%, 11/15/43 (b)(d)		546	551,954
Series 2013-C13, Class A2
2.665%, 1/15/46		275	273,902
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA
0.878%, 9/15/47 (e)		11,266	434,099
Series 2015-C28, Class A2
2.773%, 10/15/48		904	896,732
Series 2015-C29, Class A2
2.921%, 5/15/48		435	431,917
LSTAR Commercial Mortgage Trust
Series 2016-4, Class A2
2.579%, 3/10/49 (b)		587	572,677
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class A2
3.119%, 8/15/47		890	889,236
Series 2015-C23, Class A2
2.982%, 7/15/50		775	770,968

	Principal Amount (000)		U.S. $ Value
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56 (d)(f)	U.S.$	335	$311,501
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class A2
2.632%, 5/15/48		464	461,698
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class C
5.392%, 2/15/44 (b)(d)		516	527,385
Series 2012-C10, Class XA
1.565%, 12/15/45 (b)(e)		1,168	59,112
Series 2014-C24, Class A2
2.863%, 11/15/47		416	415,273

			11,237,252

Non-Agency Floating Rate CMBS - 1.2%
Ashford Hospitality Trust
Series 2018-KEYS, Class A
3.455% (LIBOR 1 Month + 1.00%), 5/15/35 (b)(c)		475	473,650
BX Trust
Series 2017-IMC, Class A
3.505% (LIBOR 1 Month + 1.05%), 10/15/32 (b)(c)		540	534,293
DBWF Mortgage Trust
Series 2018-GLKS, Class A
3.41% (LIBOR 1 Month + 1.03%), 11/19/35 (b)(c)(d)		297	293,700
Great Wolf Trust
Series 2017-WOLF, Class A
3.455% (LIBOR 1 Month + 0.85%), 9/15/34 (b)(c)		459	450,430
Starwood Retail Property Trust
Series 2014-STAR, Class A
3.675% (LIBOR 1 Month + 1.22%), 11/15/27 (b)(c)		879	878,133

			2,630,206

Agency CMBS - 0.6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series K033, Class A1
2.871%, 2/25/23		1,193	1,191,869
Government National Mortgage Association
Series 2006-51, Class IO
0.939%, 8/16/46 (e)		419	1,270

			1,193,139

Total Commercial Mortgage-Backed Securities (cost $15,393,288)			15,060,597

	Principal Amount (000)		U.S. $ Value
AGENCIES - 5.5%
Agency Callables - 1.6%
Federal Home Loan Bank
2.28%, 9/20/19	U.S.$	3,520	$3,518,641

Agency Debentures - 3.9%
Federal Home Loan Bank
2.625%, 5/28/20		3,650	3,655,267
3.00%, 10/12/21		1,450	1,468,496
Federal National Mortgage Association
2.875%, 10/30/20		1,042	1,047,716
2.75%, 6/22/21		2,217	2,229,440

			8,400,919

Total Agencies (cost $11,878,485)			11,919,560

INFLATION-LINKED SECURITIES - 5.4%
United States - 5.4%
U.S. Treasury Inflation Index
0.125%, 4/15/21 (TIPS)		4,433	4,311,876
0.625%, 7/15/21 (TIPS)		2,597	2,569,335
1.25%, 7/15/20 (TIPS)		4,910	4,899,741

Total Inflation-Linked Securities (cost $11,903,866)			11,780,952

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.3%
Risk Share Floating Rate - 2.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2015-DN1, Class M3
6.656% (LIBOR 1 Month + 4.15%), 1/25/25 (c)		367	390,068
Series 2015-DNA3, Class M2
5.356% (LIBOR 1 Month + 2.85%), 4/25/28 (c)		510	523,534
Series 2015-HQ2, Class M2
4.456% (LIBOR 1 Month + 1.95%), 5/25/25 (c)		557	565,967
Series 2015-HQA1, Class M2
5.156% (LIBOR 1 Month + 2.65%), 3/25/28 (c)		294	297,298
Series 2016-DNA4, Class M1
3.306% (LIBOR 1 Month + 0.80%), 3/25/29 (c)		3	2,790
Series 2016-HQA2, Class M2
4.756% (LIBOR 1 Month + 2.25%), 11/25/28 (c)		385	390,844
Series 2017-DNA1, Class M1
3.706% (LIBOR 1 Month + 1.20%), 7/25/29 (c)		237	238,182
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2

	Principal Amount (000)		U.S. $ Value
7.756% (LIBOR 1 Month + 5.25%), 10/25/23 (c)	U.S.$	262	$293,435
Series 2014-C01, Class M1
4.106% (LIBOR 1 Month + 1.60%), 1/25/24 (c)		135	135,590
Series 2014-C02, Class 1M1
3.456% (LIBOR 1 Month + 0.95%), 5/25/24 (c)		91	91,455
Series 2014-C04, Class 1M2
7.406% (LIBOR 1 Month + 4.90%), 11/25/24 (c)		451	503,262
Series 2016-C02, Class 1M1
4.656% (LIBOR 1 Month + 2.15%), 9/25/28 (c)		35	34,960
Series 2016-C03, Class 1M1
4.506% (LIBOR 1 Month + 2.00%), 10/25/28 (c)		366	368,708
Series 2016-C04, Class 1M1
3.956% (LIBOR 1 Month + 1.45%), 1/25/29 (c)		97	96,915
Series 2016-C05, Class 2M1
3.856% (LIBOR 1 Month + 1.35%), 1/25/29 (c)		38	37,582
Series 2016-C06, Class 1M1
3.806% (LIBOR 1 Month + 1.30%), 4/25/29 (c)		453	455,393
Series 2017-C01, Class 1M1
3.806% (LIBOR 1 Month + 1.30%), 7/25/29 (c)		191	191,444
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 2M1
5.356% (LIBOR 1 Month + 2.85%), 11/25/25 (c)(g)		12	11,779

			4,629,206

Agency Floating Rate - 2.0%
Federal Home Loan Mortgage Corp. REMICs
Series 4248, Class QF
2.955% (LIBOR 1 Month + 0.50%), 6/15/39 (c)		657	660,854
Series 4286, Class VF
2.905% (LIBOR 1 Month + 0.45%), 12/15/43 (c)		645	645,041
Federal National Mortgage Association REMICs
Series 2013-57, Class FN
2.856% (LIBOR 1 Month + 0.35%), 6/25/43 (c)		549	546,727
Series 2014-49, Class AF
2.619% (LIBOR 1 Month + 0.32%), 8/25/44 (c)		849	846,470

	Principal Amount (000)		U.S. $ Value
NCUA Guaranteed Notes Trust
Series 2010-R3, Class 1A
2.94% (LIBOR 1 Month + 0.56%), 12/08/20 (c)	U.S.$	1,636	$1,640,495

			4,339,587

Agency Fixed Rate - 1.2%
Federal Home Loan Mortgage Corp. REMICs
Series 3948, Class DA
3.00%, 12/15/24		349	348,815
Series 4029, Class NE
2.50%, 3/15/41		1,195	1,178,863
Federal National Mortgage Association REMICs
Series 2010-9, Class EA
3.50%, 1/25/24		17	16,627
Series 2014-54, Class LA
3.00%, 2/25/44		395	395,265
Series 2015-72, Class PC
3.00%, 10/25/43		778	777,941

			2,717,511

Total Collateralized Mortgage Obligations (cost $11,727,637)			11,686,304

MORTGAGE PASS-THROUGHS - 1.1%
Agency ARMs - 0.0%
Federal National Mortgage Association
Series 2007
3.891% (LIBOR 6 Month + 1.37%), 1/01/37 (c)		2	2,211

Agency Fixed Rate 15-Year - 0.2%
Federal Home Loan Mortgage Corp. Gold
Series 2011
5.00%, 7/01/25		183	188,776
6.50%, 3/01/26		254	267,541
Federal National Mortgage Association
Series 2006
6.00%, 12/01/21		2	2,318

			458,635

Agency Fixed Rate 30-Year - 0.9%
Federal National Mortgage Association
Series 2010
5.00%, 2/01/40		1,334	1,425,980
Government National Mortgage Association
Series 2002
7.50%, 3/15/32		63	72,295
Series 2009
5.00%, 10/15/39		521	552,458

			2,050,733

Total Mortgage Pass-Throughs (cost $2,564,368)			2,511,579

Company	Principal Amount (000)		U.S. $ Value
SHORT-TERM INVESTMENTS - 3.0%
Governments - Treasuries - 3.0%
Japan - 3.0%
Japan Treasury Discount Bill
Series 792
Zero Coupon, 2/04/19	JPY	452,100	$4,125,348
Series 802
Zero Coupon, 3/25/19		260,000	2,372,842

Total Governments - Treasuries (cost $6,288,576)			6,498,190

Total Investments - 91.8% (cost $201,298,819) (h)			200,754,421

Other assets less liabilities - 8.2%			17,886,664

Net Assets - 100.0%			$218,641,085

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at December 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	278	March 2019	USD	55,600	$58,684,420	$59,022,875	$338,455
U.S. T-Note 5 Yr (CBT) Futures	26	March 2019	USD	2,600	2,946,307	2,981,875	35,568
Sold Contracts
U.S. Long Bond (CBT) Futures	1	March 2019	USD	100	139,421	146,000	(6,579)
U.S. T-Note 10 Yr (CBT) Futures	17	March 2019	USD	1,700	2,023,094	2,074,266	(51,172)

							$316,272

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	JPY	723,679	USD	6,390	1/15/19	$(216,738)
State Street Bank & Trust Co.	USD	96	JPY	10,852	2/15/19	3,149

						$(213,589)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency		Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)%	Monthly	%	0.57%	USD	87	$313	$1,086	$(773)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly		5.35	USD	363	42,949	26,129	16,820
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly		5.35	USD	295	34,903	21,976	12,927
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly		5.35	USD	295	34,903	22,751	12,152
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly		5.35	USD	119	14,079	8,334	5,745
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly		5.35	USD	118	13,961	8,264	5,697
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly		5.35	USD	147	17,393	12,041	5,352
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly		5.35	USD	113	13,370	8,092	5,278
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly		0.57	USD	1,564	5,613	19,383	(13,770)
Deutsche Bank AG
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly		0.57	USD	1,048	3,761	14,003	(10,242)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly		8.38	USD	24	(3,856)	(3,953)	97
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly		8.38	USD	147	(23,612)	(23,074)	(538)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly		8.38	USD	23	(3,697)	(3,029)	(668)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	8.38%	USD	99	$(15,911)	$(12,843)	$(3,068)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	117	(18,804)	(15,678)	(3,126)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	118	(18,965)	(15,308)	(3,657)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	165	(26,518)	(21,405)	(5,113)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	147	(23,625)	(17,207)	(6,418)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	295	(47,412)	(33,768)	(13,644)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	295	(47,412)	(33,105)	(14,307)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	363	(58,340)	(39,783)	(18,557)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	132	(21,204)	(10,945)	(10,259)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	168	(26,987)	(14,226)	(12,761)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	209	(33,573)	(12,727)	(20,846)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	330	(53,009)	(32,192)	(20,817)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	607	(97,504)	(50,329)	(47,175)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	504	(80,959)	(33,336)	(47,623)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	860	(138,145)	(60,795)	(77,350)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	3.37%	USD	800	$(34,525)	$(16,001)	$(18,524)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	499	(80,156)	(41,966)	(38,190)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	445	(71,482)	(32,642)	(38,840)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	186	(29,877)	(31,530)	1,653
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	133	(21,364)	(22,226)	862
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	160	(25,701)	(25,147)	(554)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	58	(9,321)	(7,605)	(1,716)
JP Morgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	40	(6,425)	(5,219)	(1,206)

						$(837,139)	$(473,980)	$(363,159)

*	Termination date

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate market value of these securities amounted to $20,218,608 or 9.2% of net assets.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2018.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	IO - Interest Only.
(f)	Illiquid security.
(g)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.01% of net assets as of December 31, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M1 5.356%, 11/25/25	9/28/15	$11,756	$11,779	0.01%

(h)

As of December 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,022,888 and gross unrealized depreciation of investments was $(1,827,762), resulting in net unrealized depreciation of $(804,874).

Currency Abbreviations:

JPY	-	Japanese Yen
USD	-	United States Dollar
Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CMBS	-	Commercial Mortgage-Backed Securities
LIBOR	-	London Interbank Offered Rates
NCUA	-	National Credit Union Administration
REMICs	-	Real Estate Mortgage Investment Conduits
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

December 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$87,301,117		$	– 0	–	$87,301,117
Corporates - Investment Grade		– 0	–	37,242,934			– 0	–	37,242,934
Asset-Backed Securities		– 0	–	14,795,333			1,957,855		16,753,188
Commercial Mortgage-Backed Securities		– 0	–	13,376,057			1,684,540		15,060,597
Agencies		– 0	–	11,919,560			– 0	–	11,919,560
Inflation-Linked Securities		– 0	–	11,780,952			– 0	–	11,780,952
Collateralized Mortgage Obligations		– 0	–	11,686,304			– 0	–	11,686,304
Mortgage Pass-Throughs		– 0	–	2,511,579			– 0	–	2,511,579
Short-Term Investments		– 0	–	6,498,190			– 0	–	6,498,190
Total Investments in Securities		– 0	–	197,112,026			3,642,395		200,754,421
Other Financial Instruments (a):
Assets:
Futures		374,023		– 0	–		– 0	–	374,023
Forward Currency Exchange Contracts		– 0	–	3,149			– 0	–	3,149
Credit Default Swaps		– 0	–	181,245			– 0	–	181,245
Liabilities:
Futures		(57,751)		– 0	–		– 0	–	(57,751)
Forward Currency Exchange Contracts		– 0	–	(216,738)			– 0	–	(216,738)
Credit Default Swaps		– 0	–	(1,018,384)			– 0	–	(1,018,384)

Total (b)		$316,272		$196,061,298			$3,642,395		$200,019,965

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Total
Balance as of 9/30/18	$2,366,871		$1,389,688		$3,756,559
Accrued discounts/(premiums)	12		(346)		(334)
Realized gain (loss)	60		– 0	–	60
Change in unrealized appreciation/depreciation	6,112		1,498		7,610
Purchases/Payup	– 0	–	293,700		293,700
Sales/Paydown	(415,200)		– 0	–	(415,200)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 12/31/18	$1,957,855		$1,684,540		$3,642,395

Net change in unrealized appreciation/depreciation from investments held as of 12/31/18	$6,112		$1,498		$7,610

As of December 31, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

Schedule of Investments

December 31, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 96.9%
Long-Term Municipal Bonds - 79.5%
Alabama - 0.7%
Southeast Alabama Gas District (The) (Goldman Sachs Group, Inc. (The))
Series 2018A
5.00%, 4/01/20	$1,250	$1,287,700

Arizona - 1.4%
City of Phoenix Civic Improvement Corp.
Series 2016
5.00%, 7/01/20	2,500	2,617,450

California - 2.0%
City of Long Beach CA Harbor Revenue
Series 2018A
5.00%, 12/15/20	3,565	3,796,048

Colorado - 0.1%
Centerra Metropolitan District No. 1
Series 2017
2.70%, 12/01/19 (a)(b)	267	266,949

Connecticut - 3.1%
State of Connecticut
Series 2016A
5.00%, 3/15/19	5,935	5,972,509

Florida - 1.6%
Florida’s Turnpike Enterprise
Series 2017A
5.00%, 7/01/20	1,000	1,046,980
Overoaks Community Development District
Series 2010A-1
6.125%, 5/01/35 (a)	30	30,034
Series 2010A-2
6.125%, 5/01/35 (a)	60	60,069
Seacoast Utility Authority
Series 2016A
5.00%, 3/01/20	1,880	1,949,654

		3,086,737

Georgia - 2.5%
Georgia State Road & Tollway Authority
Series 2017B
5.00%, 6/01/19	2,000	2,026,460
State of Georgia
Series 2018A
5.00%, 7/01/20	2,560	2,681,805

		4,708,265

Illinois - 6.4%
Chicago Board of Education
Series 2017D
5.00%, 12/01/20	1,000	1,029,150
Madison County Community Unit School District No. 7 Edwardsville
BAM Series 2017
4.00%, 12/01/19-12/01/20	3,840	3,927,498

	Principal Amount (000)	U.S. $ Value
Railsplitter Tobacco Settlement Authority
Series 2017
5.00%, 6/01/22	$4,945	$5,350,094
State of Illinois
Series 2017D
5.00%, 11/01/21	1,690	1,766,878

		12,073,620

Kentucky - 1.4%
Kentucky Asset Liability Commission (Commonwealth of Kentucky Fed Hwy Grant)
Series 2015A
5.00%, 9/01/23	1,000	1,118,190
Louisville & Jefferson County Metropolitan Sewer District
Series 2016C
5.00%, 5/15/21	1,470	1,576,002

		2,694,192

Louisiana - 1.4%
Louisiana Public Facilities Authority (Tulane University)
Series 2016A
5.00%, 12/15/19	2,515	2,586,828

Maryland - 1.7%
State of Maryland
Series 2014A
5.00%, 3/01/19	1,075	1,080,741
State of Maryland Department of Transportation
Series 2016
5.00%, 11/01/21	1,930	2,097,813

		3,178,554

Michigan - 5.3%
City of Detroit MI
5.00%, 4/01/20-4/01/23	3,570	3,711,980
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue)
Series 2012A
5.00%, 7/01/20	2,020	2,103,608
AGM Series 2006D
2.205% (LIBOR 3 Month + 0.60%), 7/01/32 (c)	1,530	1,460,094
Michigan Finance Authority (City of Detroit MI)
Series 2016C
5.00%, 4/01/20	2,690	2,788,293

		10,063,975

Minnesota - 6.7%
Minnesota Public Facilities Authority
Series 2005B
5.00%, 3/01/19	5,220	5,247,718
State of Minnesota
Series 2009F

	Principal Amount (000)	U.S. $ Value
5.00%, 8/01/20	$2,720	$2,856,054
Series 2012A
5.00%, 8/01/19	4,590	4,676,109

		12,779,881

Missouri - 1.2%
Missouri State Environmental Improvement & Energy Resources Authority
Series 2010B
5.00%, 7/01/23 (Pre-refunded/ETM) (a)	2,205	2,340,387

Nebraska - 1.6%
Lancaster County School District 001
Series 2016
5.00%, 1/15/20	2,955	3,052,279

New Jersey - 6.9%
County of Monmouth NJ
Series 2017
5.00%, 7/15/20	3,325	3,488,291
New Jersey Economic Development Authority
Series 2011G
5.00%, 9/01/20 (Pre-refunded/ETM)	1,720	1,805,295
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2011G
5.00%, 9/01/20	190	198,118
Series 2015X
5.00%, 6/15/19	3,000	3,037,230
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/19	4,425	4,481,684

		13,010,618

New York - 3.3%
Metropolitan Transportation Authority
Series 2018C
5.00%, 9/01/20	2,085	2,180,847
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2017A
5.00%, 2/15/20	2,960	3,064,873
New York Transportation Development Corp. (American Airlines, Inc.)
Series 2016
5.00%, 8/01/19	1,000	1,012,960

		6,258,680

North Carolina - 1.0%
State of North Carolina
Series 2013E
5.00%, 5/01/20	1,765	1,840,401

Ohio - 2.5%
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009C

	Principal Amount (000)	U.S. $ Value
5.625%, 6/01/19 (a)(d)(e)	$210	$203,700
State of Ohio COP
Series 2018
5.00%, 9/01/20	4,395	4,618,134

		4,821,834

Oklahoma - 3.1%
Grand River Dam Authority
Series 2010A
5.00%, 6/01/30 (Pre-refunded/ETM)	4,030	4,209,416
Oklahoma County Finance Authority (Oklahoma County Independent School District No. 52 Midwest City-Del City)
Series 2018
5.00%, 10/01/21	1,500	1,608,720

		5,818,136

Oregon - 3.0%
City of Portland OR Sewer System Revenue
Series 2016B
5.00%, 6/15/19	5,540	5,620,275

Pennsylvania - 5.3%
Allentown Neighborhood Improvement Zone Development Authority
Series 2018
5.00%, 5/01/23 (b)	700	732,627
Commonwealth Financing Authority (Commonwealth Financing Authority State Lease)
Series 2018
5.00%, 6/01/21	535	569,202
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Unemployment)
Series 2012A
5.00%, 7/01/19	3,120	3,170,014
Pennsylvania Infrastructure Investment Authority (Pennsylvania Infrastructure Investment Authority SRF)
Series 2018A
5.00%, 1/15/21	4,390	4,670,126
Philadelphia Authority for Industrial Development (City of Philadelphia PA)
Series 2018
5.00%, 5/01/23	800	889,168
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A
4.60%, 7/01/15 (a)(d)(f)(g)	65	650

		10,031,787

Texas - 4.6%
Cypress-Fairbanks Independent School District
Series 2016
5.00%, 2/15/20	4,000	4,140,800
Texas Transportation Commission State Highway Fund

	Principal Amount (000)	U.S. $ Value
Series 2015
5.00%, 10/01/23	$2,150	$2,437,369
University of Houston
Series 2017A
5.00%, 2/15/20	2,065	2,137,688

		8,715,857

Virginia - 3.5%
County of Henrico VA
Series 2018
5.00%, 8/01/20	4,405	4,626,043
Virginia Resources Authority (Virginia Resources Authority SRF)
Series 2010A
5.00%, 10/01/19	1,935	1,981,691

		6,607,734

Washington - 9.2%
Energy Northwest (Bonneville Power Administration)
Series 2012A
5.00%, 7/01/19	5,835	5,929,410
King County School District No. 415 Kent
Series 2017
5.00%, 12/01/20	4,530	4,795,775
State of Washington
Series 2017D
5.00%, 2/01/20	1,380	1,427,665
University of Washington
Series 2018
5.00%, 4/01/21	5,055	5,405,666

		17,558,516

Total Long-Term Municipal Bonds (cost $151,064,073)		150,789,212

Short-Term Municipal Notes - 17.4%
California - 3.8%
City of Los Angeles CA
Series 2018
4.00%, 6/27/19	7,145	7,225,953

Colorado - 3.9%
State of Colorado
Series 2018
4.00%, 6/26/19	7,370	7,447,311

Ohio - 4.8%
County of Franklin /OH Sales Tax Revenue
Series 2018
5.00%, 6/01/19	8,900	9,019,260

Texas - 4.9%
State of Texas
Series 2018
4.00%, 8/29/19	6,345	6,435,797
5.00%, 8/01/19	2,755	2,806,050

Total Short-Term Municipal Notes (cost $32,938,377)		32,934,371

Company	Shares	U.S. $ Value
Total Municipal Obligations (cost $184,002,450)		$183,723,583

SHORT-TERM INVESTMENTS - 1.6%
Investment Companies - 1.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.31% (h)(i)(j) (cost $2,962,432)	2,962,432	2,962,432

Total Investments - 98.5% (cost $186,964,882) (k)		186,686,015
Other assets less liabilities - 1.5%		2,854,310

Net Assets - 100.0%		$189,540,325

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	9,000	8/24/20	2.168%	CPI	#	Maturity	$(141,291)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate market value of these securities amounted to $999,576 or 0.5% of net assets.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2018.
(d)	Non-income producing security.
(e)	Defaulted.
(f)	Illiquid security.
(g)	Defaulted matured security.
(h)	Affiliated investments.
(i)	The rate shown represents the 7-day yield as of period end.
(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(k)

As of December 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $212,129 and gross unrealized depreciation of investments was $(632,287), resulting in net unrealized depreciation of $(420,158).

As of December 31, 2018, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.9% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
SRF	-	State Revolving Fund

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

December 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$147,887,423		$2,901,789		$150,789,212
Short-Term Municipal Notes		– 0	–	32,934,371		– 0	–	32,934,371
Investment Companies		2,962,432		– 0	–	– 0	–	2,962,432

Total Investments in Securities		2,962,432		180,821,794		2,901,789		186,686,015
Other Financial Instruments (a):
Assets:		– 0	–	– 0	–	– 0	–	– 0	–
Liabilities:
Inflation (CPI) Swaps		– 0	–	(141,291)		– 0	–	(141,291)

Total (b)		$2,962,432		$180,680,503		$2,901,789		$186,544,724

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/18	$3,146,677		$3,146,677
Accrued discounts/(premiums)	(17,592)		(17,592)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	7,704		7,704
Purchases	– 0	–	– 0	–
Sales	(235,000)		(235,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/18	$2,901,789		$2,901,789

Net change in unrealized appreciation/depreciation from investments held as of 12/31/18	$7,745		$7,745

As of December 31, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2018 is as follows:

Fund	Market Value 9/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,754	$25,625	$24,417	$2,962	$12

Sanford C. Bernstein Fund, Inc.

California Municipal Portfolio

Schedule of Investments

December 31, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 100.7%
Long-Term Municipal Bonds - 100.4%
California - 82.0%
Abag Finance Authority for Nonprofit Corps. (Odd Fellows Home of California)
Series 2012A
5.00%, 4/01/20-4/01/22	$2,000	$2,142,590
Anaheim Public Financing Authority (City of Anaheim CA Lease)
Series 2014A
5.00%, 5/01/21-5/01/24	4,050	4,505,638
Bay Area Toll Authority
Series 2012
5.00%, 4/01/24-4/01/25	13,845	15,266,202
Bay Area Water Supply & Conservation Agency
Series 2013A
5.00%, 10/01/25	4,710	5,310,760
Brea Redevelopment Agency
Series 2017A
5.00%, 8/01/31	1,605	1,892,664
California Econ Recovery
Series 2009A
5.00%, 7/01/20 (Pre-refunded/ETM)	22,500	22,889,925
California Educational Facilities Authority (Claremont Mckenna College)
Series 2015A
5.00%, 1/01/27	1,300	1,552,447
California Educational Facilities Authority (University of the Pacific)
Series 2015
5.00%, 11/01/28	1,545	1,793,374
California Health Facilities Financing Authority (Cedars-Sinai Medical Center)
Series 2015
5.00%, 11/15/27-11/15/29	19,500	22,973,615
California Health Facilities Financing Authority (Children’s Hospital Los Angeles)
Series 2017A
5.00%, 8/15/32	1,215	1,386,376
California Health Facilities Financing Authority (Kaiser Credit Group)
Series 2017P
5.00%, 11/01/27-11/01/32	16,880	19,816,365
California Health Facilities Financing Authority (Sutter Health Obligated Group)
Series 2018A
5.00%, 11/15/23-11/15/29	11,365	13,407,017
California Infrastructure & Economic Development Bank (Broad Collection (The))
Series 2011A
5.00%, 6/01/21	20,650	22,324,302
California Infrastructure & Economic Development Bank (California Infrastructure & Economic Development Bank SRF)
Series 2017
5.00%, 10/01/24	5,000	5,902,250

	Principal Amount (000)	U.S. $ Value
Series 2018
5.00%, 10/01/32	$13,965	$16,817,491
California Infrastructure & Economic Development Bank (Segerstrom Center for the Arts)
Series 2016
5.00%, 7/01/26	2,370	2,808,213
Series 2016B
5.00%, 7/01/23	12,760	14,432,836
California Municipal Finance Authority (LAX Integrated Express Solutions LLC)
Series 2018A
5.00%, 12/31/23-12/31/31	15,730	17,893,758
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/27 (a)	4,000	4,255,320
California School Finance Authority (Rocketship Education Obligated Group)
Series 2015A
4.25%, 3/01/28 (a)(b)	1,755	1,765,723
Series 2016A
5.00%, 6/01/31 (a)(b)	1,000	1,035,990
California State Public Works Board
Series 2009E
5.00%, 4/01/21 (Pre-refunded/ETM)	5,890	5,940,242
5.00%, 4/01/22 (Pre-refunded/ETM)	4,935	4,977,096
Series 2011G
5.00%, 12/01/23 (Pre-refunded/ETM)	1,545	1,693,814
California State Public Works Board (California State Public Works Board Lease)
Series 2014A
5.00%, 9/01/30	11,220	12,717,085
Series 2014B
5.00%, 10/01/29	4,445	5,064,100
Series 2017H
5.00%, 4/01/30-4/01/32	5,270	6,188,418
AMBAC Series 1993A
5.00%, 12/01/19	705	726,517
California State University
Series 2010A
5.00%, 11/01/24	1,490	1,554,860
Series 2011A
5.25%, 11/01/26	5,500	6,020,740
Series 2012A
5.00%, 11/01/26	10,930	12,217,882
Series 2014A
5.00%, 11/01/28	16,650	19,314,832
Series 2017A
5.00%, 11/01/33	5,620	6,587,202
Series 2018A
5.00%, 11/01/30	2,330	2,857,489
California Statewide Communities Development Authority (CHF-Irvine LLC)
Series 2017A
5.00%, 5/15/29	1,210	1,391,706

	Principal Amount (000)	U.S. $ Value
California Statewide Communities Development Authority (Loma Linda University Medical Center)
Series 2018A
5.00%, 12/01/27-12/01/33 (a)	$1,250	$1,355,030
City & County of San Francisco CA
Series 2018C
5.00%, 6/15/22-6/15/25	17,590	20,235,111
Series 2018E
5.00%, 6/15/23	1,490	1,703,308
City & County of San Francisco CA COP
Series 2015R
5.00%, 9/01/21-9/01/24	7,405	8,276,332
City of Hayward CA COP
Series 2015
5.00%, 11/01/20-11/01/23	9,255	10,201,319
City of Long Beach CA Harbor Revenue
Series 2010A
5.00%, 5/15/22-5/15/25	16,895	17,636,875
Series 2010B
5.00%, 5/15/21	6,500	6,792,045
City of Los Angeles CA Wastewater System Revenue
Series 2012C
5.00%, 6/01/23	2,765	3,071,943
Series 2017A
5.00%, 6/01/30	4,800	5,765,568
City of Los Angeles Department of Airports
Series 2009A
5.25%, 5/15/23-5/15/24	15,955	16,160,051
Series 2010A
5.00%, 5/15/23-5/15/25	25,915	27,078,493
Series 2010D
5.00%, 5/15/23	5,000	5,226,750
Series 2017A
5.00%, 5/15/28-5/15/29	4,015	4,704,270
Series 2018C
5.00%, 5/15/25	2,955	3,417,369
City of Riverside CA Sewer Revenue
Series 2015A
5.00%, 8/01/27-8/01/30	5,320	6,176,420
Series 2018A
5.00%, 8/01/31	2,785	3,356,287
City of Roseville CA (Fiddyment Ranch Community Facilities District No.1)
Series 2017A
5.00%, 9/01/28-9/01/30 (b)	2,305	2,589,870
City of Roseville CA (HP Campus Oaks Community Facilities District No.1)
Series 2016
5.00%, 9/01/31 (b)	1,170	1,245,687
City of San Francisco CA Public Utilities Commission Water Revenue
Series 2009A
5.00%, 11/01/28 (Pre-refunded/ETM)	2,000	2,056,820
Series 2011A

	Principal Amount (000)	U.S. $ Value
5.00%, 11/01/25 (Pre-refunded/ETM)	$11,320	$12,363,251
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC)
Series 2014A
5.00%, 3/01/25	3,600	4,036,824
Contra Costa Transportation Authority (Contra Costa Transportation Authority Sales Tax)
Series 2015A
5.00%, 3/01/22	3,000	3,315,090
Series 2017A
5.00%, 3/01/30	1,250	1,496,700
Coronado Community Development Agency Successor Agency
Series 2018A
5.00%, 9/01/33	4,780	5,452,211
Cotati-Rohnert Park Unified School District
AGM Series 2015B
5.00%, 8/01/21	3,000	3,244,650
County of San Diego CA (Sanford Burnham Prebys Medical Discovery Institute)
Series 2015A
5.00%, 11/01/21	1,725	1,866,053
Desert Sands Unified School District
Series 2015
5.00%, 8/01/21	1,680	1,824,547
Fontana Redevelopment Agency Successor Agency
Series 2017A
5.00%, 10/01/29-10/01/31	5,350	6,403,087
Fremont Community Facilities District No. 1
Series 2015
5.00%, 9/01/27 (b)	1,000	1,106,540
Golden State Tobacco Securitization Corp.
Series 2017A
5.00%, 6/01/19-6/01/20	11,585	11,777,987
Series 2018A
3.50%, 6/01/36	9,820	9,672,896
Lake Elsinore Public Financing Authority
Series 2015
5.00%, 9/01/21-9/01/23 (b)	1,560	1,686,566
Long Beach Bond Finance Authority (Aquarium of the Pacific)
Series 2012
5.00%, 11/01/23	4,025	4,368,010
Long Beach Unified School District
Series 2010A
5.00%, 8/01/25	1,000	1,049,540
Los Angeles County Metropolitan Transportation Authority
Series 2010A
5.00%, 7/01/21	2,000	2,103,060
Los Angeles Department of Water
Series 2012C
5.00%, 7/01/23	1,540	1,716,145
Series 2018A
5.00%, 7/01/31	1,345	1,622,769

	Principal Amount (000)	U.S. $ Value
Los Angeles Department of Water & Power Power System Revenue
Series 2013A
5.00%, 7/01/21	$1,505	$1,633,873
Series 2014B
5.00%, 7/01/27	2,190	2,503,039
Series 2014C
5.00%, 7/01/25-7/01/26	21,670	25,192,999
Los Angeles Unified School District/CA
Series 2014C
5.00%, 7/01/27	10,365	11,940,376
Series 2016A
5.00%, 7/01/21-7/01/27	27,595	32,348,224
Series 2017A
5.00%, 7/01/24	1,470	1,706,685
Series 2018B
5.00%, 7/01/29	9,020	10,972,199
Mammoth Unified School District/CA
NATL Series 1998
Zero Coupon, 8/01/21-8/01/22	2,100	1,972,792
Metropolitan Water District of Southern California
Series 1993A
5.75%, 7/01/21	1,775	1,860,236
5.75%, 7/01/21 (Pre-refunded/ETM)	710	781,951
Natomas Unified School District
BAM Series 2014
5.00%, 8/01/22-8/01/23	4,950	5,540,209
Northern California Power Agency
Series 2012A
5.00%, 7/01/25-7/01/27	3,980	4,393,803
Oakland Unified School District/Alameda County
Series 2015A
5.00%, 8/01/23	1,575	1,785,121
Orange County Sanitation District COP
Series 2009A
5.00%, 2/01/19	4,690	4,702,757
5.00%, 2/01/20 (Pre-refunded/ETM)	1,890	1,895,254
Palm Desert Redevelopment Agency Successor Agency
BAM Series 2017A
5.00%, 10/01/24	1,000	1,169,110
Palomar Health (Palomar Health Obligated Group)
Series 2016
4.00%, 11/01/19	625	632,256
Peralta Community College District
Series 2014A
5.00%, 8/01/28	1,820	2,097,441
Pittsburg Successor Agency Redevelopment Agency
AGM Series 2016A
5.00%, 9/01/27	2,785	3,263,379
Port of Los Angeles
Series 2011B
5.00%, 8/01/23	2,500	2,702,575
Series 2014A
5.00%, 8/01/26-8/01/27	2,565	2,917,722
Port of Oakland
Series 2012P

	Principal Amount (000)	U.S. $ Value
5.00%, 5/01/22-5/01/25	$16,945	$18,462,900
Series 2017E
5.00%, 11/01/19	3,910	4,021,435
Riverside County Public Financing Authority (County of Riverside CA Lease)
Series 2015
5.00%, 11/01/28	3,395	3,940,780
Riverside County Transportation Commission (Riverside County Transportation Commission Sales Tax)
Series 2017B
5.00%, 6/01/33	10,310	12,339,111
Romoland School District
Series 2015
5.00%, 9/01/23 (b)	955	1,048,810
Sacramento City Financing Authority (Sacramento City Financing Authority Lease)
Series 1993B
5.40%, 11/01/20	740	771,213
Sacramento City Unified School District/CA
Series 2011
5.00%, 7/01/24	4,945	5,328,040
Sacramento County Sanitation Districts Financing Authority
AMBAC Series 2001
5.50%, 12/01/21	1,175	1,305,883
Sacramento Municipal Utility District
Series 2012Y
5.00%, 8/15/25	4,555	5,068,166
Sacramento Regional Transit District
Series 2012
5.00%, 3/01/24 (Pre-refunded/ETM) (b)	370	390,406
5.00%, 3/01/24	630	660,920
San Bernardino Community College District
Series 2013A
5.00%, 8/01/21	1,000	1,084,980
San Diego County Regional Transportation Commission (San Diego County Regional Transportation Commission Sales Tax)
Series 2018A
4.00%, 4/01/21	12,000	12,610,440
San Diego County Water Authority COP
AGM Series 2008A
5.00%, 5/01/19	1,460	1,463,694
San Diego County Water Authority Financing Corp.
Series 2015
5.00%, 5/01/21	1,000	1,079,270
San Diego Public Facilities Financing Authority
Series 2009B
5.00%, 5/15/21 (Pre-refunded/ETM)	14,905	15,098,020
San Diego Public Facilities Financing Authority (City of San Diego CA Sewer Utility Revenue)
Series 2015
5.00%, 5/15/22	4,785	5,321,064
San Francisco City & County Airport Comm-San Francisco International Airport

	Principal Amount (000)	U.S. $ Value
Series 2011S
5.00%, 5/01/25 (Pre-refunded/ETM) (b)	$855	$920,690
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2011C
5.00%, 5/01/21	3,900	4,171,167
Series 2011S
5.00%, 5/01/25	2,145	2,307,870
Series 2016S
5.00%, 5/01/26	3,810	4,565,294
San Francisco City & County Public Utilities Commission Wastewater Revenue
Series 2013B
5.00%, 10/01/25	4,000	4,467,520
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp)
Series 2013A
5.00%, 8/01/19-8/01/24 (b)	3,855	4,142,999
San Francisco City & County Redevelopment Agency Successor Agency (Successor Agency to the Redev of San Francisco - Mission Bay South)
Series 2016B
5.00%, 8/01/26	1,070	1,269,020
San Joaquin Delta Community College District
Series 2015A
5.00%, 8/01/20-8/01/22	3,685	3,967,410
San Mateo Joint Powers Financing Authority (County of San Mateo CA Lease)
Series 2019A
5.00%, 7/15/22-7/15/26 (c)	20,760	23,241,506
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No.06-01)
Series 2016
5.00%, 9/01/29-9/01/30 (b)	2,365	2,603,994
South Placer Wastewater Authority/CA
Series 2011C
5.00%, 11/01/19-11/01/20	5,520	5,734,254
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR)
Series 2010
5.00%, 7/01/22-7/01/25	12,235	12,695,266
Series 2014A
5.00%, 7/01/30	1,030	1,183,666
Southwestern Community College District
Series 2015
5.00%, 8/01/20-8/01/25	14,850	17,019,878
State of California
Series 2013
5.00%, 10/01/20-9/01/28	29,390	31,643,474
Series 2014
5.00%, 12/01/22-5/01/29	18,665	20,972,763
Series 2015
5.00%, 3/01/21	17,455	18,664,108
Series 2015B

	Principal Amount (000)	U.S. $ Value
5.00%, 9/01/24	$3,330	$3,869,860
Series 2017
5.00%, 8/01/24	5,540	6,425,680
Series 2018
5.00%, 10/01/22	5,000	5,574,800
Series 2018C
5.00%, 8/01/27	6,060	7,342,781
State of California Department of Water Resources
Series 2011A
5.00%, 12/01/20	1,745	1,859,961
5.00%, 12/01/20 (Pre-refunded/ETM) (b)	50	53,216
Series 2014A
5.00%, 12/01/27 (Pre-refunded/ETM)	5,690	6,637,499
State of California Department of Water Resources Power Supply Revenue
Series 2010L
5.00%, 5/01/20	13,940	14,569,391
Series 2011N
5.00%, 5/01/20	12,685	13,257,728
Stockton Unified School District
Series 2016
5.00%, 8/01/28	7,770	9,055,702
Sweetwater Union High School District
BAM Series 2014
5.00%, 8/01/28-8/01/29	7,980	9,122,403
University of California
Series 2009Q
5.25%, 5/15/22	155	155,436
Series 2010U
5.00%, 5/15/24	4,215	4,408,468
Series 2012G
5.00%, 5/15/25 (Pre-refunded/ETM) (b)	4,625	5,127,090
5.00%, 5/15/25	5,375	5,947,330
Series 2013A
5.00%, 5/15/48	4,785	5,407,959
Series 2014A
5.00%, 5/15/28	1,000	1,151,370
Series 2015A
5.00%, 5/15/20-5/15/24	4,780	5,273,050
Series 2015I
5.00%, 5/15/21	2,935	3,169,360
Series 2017A
5.00%, 5/15/28-5/15/31	9,465	11,357,832
Series 2017M
5.00%, 5/15/30-5/15/32	7,010	8,278,375
Series 2018O
4.00%, 5/15/25	8,320	9,368,237
Vacaville Unified School District
BAM Series 2015C
5.00%, 8/01/20-8/01/22	2,390	2,574,590
Vista Unified School District
Series 2015
5.00%, 8/01/20	2,100	2,212,119

		1,023,358,562

	Principal Amount (000)	U.S. $ Value
Alabama - 4.1%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The))
Series 2018A
4.00%, 12/01/48	$8,000	$8,351,440
Southeast Alabama Gas Supply District (The) (Goldman Sachs Group, Inc. (The))
Series 2018A
4.00%, 4/01/49	16,575	17,315,902
Southeast Alabama Gas Supply District (The) (Morgan Stanley)
Series 2018A
4.00%, 6/01/49	24,615	25,735,229

		51,402,571

American Samoa - 0.1%
American Samoa Economic Development Authority (Territory of American Samoa)
6.50%, 9/01/28 (a)	735	739,807

Arizona - 0.1%
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017B
4.00%, 10/01/23 (a)(b)	1,700	1,701,343

Colorado - 0.5%
City & County of Denver CO (United Airlines, Inc.)
Series 2017
5.00%, 10/01/32	3,000	3,154,770
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2011A
5.75%, 11/15/20	1,700	1,816,195
Denver Urban Renewal Authority (Stapleton Development Corp.)
Series 2013A
5.00%, 12/01/20	1,625	1,722,549

		6,693,514

Connecticut - 1.5%
State of Connecticut
Series 2018B
5.00%, 4/15/26-4/15/28	13,755	15,636,365
Series 2018D
5.00%, 4/15/27	2,280	2,606,770

		18,243,135

Florida - 0.3%
County of Miami-Dade FL Aviation Revenue
Series 2009A
5.75%, 10/01/21	1,055	1,086,524
Miami-Dade County Expressway Authority
Series 2013A
5.00%, 7/01/21	1,280	1,372,339

	Principal Amount (000)	U.S. $ Value
New River Community Development District
Series 2006B
5.00%, 5/01/13 (b)(d)(e)(f)(g)	$405	$0
Sarasota County Health Facilities Authority (Village On the Isle)
Series 2017B
2.70%, 1/01/22	1,100	1,080,090

		3,538,953

Illinois - 4.6%
Chicago Board of Education
Series 2017F
5.00%, 12/01/24	6,000	6,300,000
Metropolitan Pier & Exposition Authority
Series 2012B
5.00%, 12/15/28	2,185	2,260,404
Series 2017B
5.00%, 12/15/26	3,250	3,503,825
State of Illinois
Series 2006A
5.00%, 6/01/21	1,000	1,040,710
Series 2012
5.00%, 8/01/21	4,950	5,157,454
Series 2013
5.00%, 7/01/20-7/01/22	3,870	3,991,674
Series 2014
5.00%, 2/01/21	3,365	3,484,357
Series 2016
5.00%, 1/01/21-11/01/24	4,935	5,174,324
Series 2017D
5.00%, 11/01/23-11/01/24	13,465	14,318,933
Series 2018A
5.00%, 10/01/23	8,050	8,540,647
Village of Bolingbrook IL (Village of Bolingbrook IL Sales Tax)
Series 2005
6.00%, 1/01/26 (b)	4,450	4,223,629

		57,995,957

Massachusetts - 0.1%
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group)
Series 2016
5.00%, 7/01/27	1,055	1,207,859

Michigan - 0.2%
City of Detroit MI
5.00%, 4/01/31	1,745	1,846,821

New Jersey - 3.6%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/27-6/15/29	8,070	8,973,991
Series 2018A
5.00%, 6/15/28	2,710	3,019,617

	Principal Amount (000)	U.S. $ Value
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2012A
5.00%, 6/15/21	$2,870	$3,035,943
Series 2013A
5.00%, 12/15/19-6/15/20	23,060	23,818,444
Tobacco Settlement Financing Corp./NJ
Series 2018A
5.00%, 6/01/21-6/01/28	6,000	6,621,770

		45,469,765

Ohio - 0.2%
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29 (b)	920	892,400
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33 (b)	100	97,000
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016B
4.375%, 6/01/33 (b)	1,125	1,091,250

		2,080,650

Pennsylvania - 0.4%
Allentown Neighborhood Improvement Zone Development Authority
Series 2018
5.00%, 5/01/28-5/01/33 (a)	2,250	2,393,983
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group)
Series 2017
5.00%, 7/01/22-7/01/24	2,815	3,061,835

		5,455,818

Puerto Rico - 0.3%
Puerto Rico Highway & Transportation Authority
NATL Series 2005L
5.25%, 7/01/35	3,650	3,722,854

South Carolina - 0.4%
Patriots Energy Group Financing Agency (Royal Bank of Canada)
Series 2018A
4.00%, 10/01/48	5,000	5,282,050

Texas - 1.4%
City of Houston TX Airport System Revenue
Series 2011A
5.00%, 7/01/19	10,290	10,442,601

	Principal Amount (000)	U.S. $ Value
Mission Economic Development Corp. (Natgasoline LLC)
Series 2018
4.625%, 10/01/31 (a)	$3,205	$3,260,126
North Texas Tollway Authority (North Texas Tollway System)
Series 2015A
5.00%, 1/01/23	1,915	2,117,415
Texas Municipal Gas Acquisition & Supply Corp. I (Bank of America Corp.)
Series 2008D
6.25%, 12/15/26	1,675	1,913,905

		17,734,047

West Virginia - 0.1%
West Virginia Economic Development Authority (Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	725	698,364

Wisconsin - 0.5%
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24 (a)	5,335	5,711,384

Total Long-Term Municipal Bonds (cost $1,234,422,148)		1,252,883,454

Short-Term Municipal Notes - 0.3%
California - 0.3%
County of Riverside CA
Series 2018
4.00%, 6/28/19 (cost $4,208,982)	4,160	4,207,174

Total Municipal Obligations (cost $1,238,631,130)		1,257,090,628

GOVERNMENTS - TREASURIES - 0.3%
United States - 0.3%
U.S. Treasury Notes
2.50%, 5/31/20 (h) (cost $3,322,185)	3,328	3,324,880

Total Investments - 101.0% (cost $1,241,953,315) (i)		1,260,415,508
Other assets less liabilities - (1.0)%		(12,183,871)

Net Assets - 100.0%		$1,248,231,637

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	8.38%	USD	121	$(19,447)	$(12,350)	$(7,097)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,399	(224,842)	(187,552)	(37,290)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,242	(199,610)	(124,799)	(74,811)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	66	(10,607)	(6,798)	(3,809)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	825	(132,523)	(85,083)	(47,440)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1	(161)	(128)	(33)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,076	(172,931)	(104,943)	(67,988)

						$(760,121)	$(521,653)	$(238,468)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	22,804	8/31/20	2.235%	CPI	#	Maturity	$(391,353)
Barclays Bank PLC	USD	22,804	9/04/20	2.248%	CPI	#	Maturity	(391,553)
Barclays Bank PLC	USD	25,891	9/20/20	2.263%	CPI	#	Maturity	(442,061)
Barclays Bank PLC	USD	22,583	10/15/20	2.208%	CPI	#	Maturity	(349,477)
Barclays Bank PLC	USD	13,259	10/15/20	2.210%	CPI	#	Maturity	(205,835)
Citibank, NA	USD	16,430	10/17/20	2.220%	CPI	#	Maturity	(256,323)
JPMorgan Chase Bank, NA	USD	23,372	8/30/20	2.210%	CPI	#	Maturity	(388,434)

								$(2,425,036)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate market value of these securities amounted to $22,218,706 or 1.8% of net assets.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	When-Issued or delayed delivery security.
(d)	Fair valued by the Adviser.
(e)	Non-income producing security.
(f)	Illiquid security.
(g)	Defaulted matured security.
(h)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(i)

As of December 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,966,073 and gross unrealized depreciation of investments was $(6,167,384), resulting in net unrealized appreciation of $15,798,689.

As of December 31, 2018, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.7% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund

Sanford C. Bernstein Fund, Inc.

California Municipal Portfolio

December 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,221,160,251		$31,723,203	(a)	$1,252,883,454
Short-Term Investments		– 0	–	4,207,174		– 0	–	4,207,174
Governments - Treasuries		– 0	–	3,324,880		– 0	–	3,324,880

Total Investments in Securities		– 0	–	1,228,692,305		31,723,203		1,260,415,508
Other Financial Instruments (b):
Assets		– 0	–	– 0	–	– 0	–	– 0	–
Liabilities:
Credit Default Swaps		– 0	–	(760,121)		– 0	–	(760,121)
Inflation (CPI) Swaps		– 0	–	(2,425,036)		– 0	–	(2,425,036)

Total (c)	$	– 0	–	$1,225,507,148		$31,723,203		$1,257,230,351

(a)	The Portfolio held securities with zero market value at period end.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds(a)		Total
Balance as of 9/30/18	$31,915,661		$31,915,661
Accrued discounts/(premiums)	(74,389)		(74,389)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(118,069)		(118,069)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/18	$31,723,203		$31,723,203

Net change in unrealized appreciation/depreciation from investments held as of 12/31/18	$(118,069)		$(118,069)

(a)	The Portfolio held securities with zero market value at period end.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at December 31, 2018. Securities priced by third party vendors are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/18			Valuation Technique	Unobservable Input	Input
Long-Term Municipal Bonds	$	– 0	–	Qualitative Assessment		$0.00/N/A

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

New York Municipal Portfolio

Schedule of Investments

December 31, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.9%
Long-Term Municipal Bonds - 98.9%
New York - 81.0%
Albany County Airport Authority
AGM Series 2010A
5.00%, 12/15/21-12/15/22	$6,135	$6,382,593
Battery Park City Authority
Series 2013A
5.00%, 11/01/22	4,325	4,829,511
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System Obligated Group)
Series 2015
5.00%, 7/01/22-7/01/23	2,000	2,195,600
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.00%, 11/01/23-11/01/25	3,335	3,456,525
5.25%, 11/01/29	1,900	1,957,494
City of New York NY
Series 1993E-3
5.00%, 8/01/23	6,855	7,369,056
Series 2011A
5.00%, 8/01/26	14,275	15,285,955
Series 2011D-1
5.00%, 10/01/24	2,860	3,083,938
Series 2012I
5.00%, 8/01/22	2,320	2,563,345
Series 2013B
5.00%, 8/01/20	10,000	10,498,600
Series 2013E
5.00%, 8/01/20	1,730	1,816,258
Series 2013I
5.00%, 8/01/20	18,775	19,711,121
Series 2017-1
5.00%, 8/01/29	2,080	2,465,070
Series 20171
5.00%, 8/01/25	1,130	1,322,755
Series 2017C
5.00%, 8/01/23-8/01/24	5,870	6,738,107
Series 2018A
5.00%, 8/01/26	7,690	9,132,106
Series 2018E
5.00%, 8/01/24	6,335	7,297,096
County of Monroe NY
Series 2015
5.00%, 6/01/21-6/01/22	10,660	11,470,083
BAM Series 2015
5.00%, 6/01/21-6/01/22	5,860	6,322,492
County of Nassau NY
Series 2011A
5.00%, 4/01/21-4/01/22	5,915	6,304,321
Series 2013A
5.00%, 4/01/19-4/01/20	5,610	5,725,435
Series 2014A
5.00%, 4/01/25	10,190	11,504,000
Series 2017C
5.00%, 10/01/26-10/01/27	22,095	25,915,672

	Principal Amount (000)	U.S. $ Value
Dutchess County Local Development Corp. (Health QuestSystems Obligated Group)
Series 2016B
5.00%, 7/01/32	$4,890	$5,545,553
Erie County Fiscal Stability Authority
Series 2011C
5.00%, 12/01/23 (Pre-refunded/ETM)	5,925	6,469,093
Erie County Industrial Development Agency (The) (Buffalo City School District)
Series 2011B
5.00%, 5/01/22	5,800	6,215,628
Hudson Yards Infrastructure Corp.
Series 2017A
5.00%, 2/15/31-2/15/32	22,650	26,388,388
Jefferson County Industrial Development Agency (ReEnergy Black River LLC)
Series 2014
4.75%, 1/01/20 (a)(b)	475	471,371
5.25%, 1/01/24 (a)(b)	1,250	1,204,838
Metropolitan Transportation Authority
5.00%, 11/15/28	4,020	4,751,077
Series 2010D
5.25%, 11/15/24 (Pre-refunded/ETM)	10,755	11,449,235
Series 2010G
5.00%, 11/15/21 (Pre-refunded/ETM)	9,305	9,863,114
5.25%, 11/15/22 (Pre-refunded/ETM)	5,000	5,322,750
5.25%, 11/15/23 (Pre-refunded/ETM)	20,075	21,351,770
5.25%, 11/15/26 (Pre-refunded/ETM)	8,805	9,373,363
Series 2011
5.00%, 11/15/24 (Pre-refunded/ETM) (a)	925	1,008,676
Series 2011C
5.00%, 11/15/24	1,965	2,122,121
Series 2011D
5.00%, 11/15/22 (Pre-refunded/ETM)	5,000	5,452,300
5.00%, 11/15/23 (Pre-refunded/ETM)	4,275	4,661,717
5.00%, 11/15/25 (Pre-refunded/ETM)	2,500	2,726,150
Series 2012F
5.00%, 11/15/22	3,470	3,817,347
Series 2016C
5.00%, 11/15/34	4,480	4,625,555
Series 2016D
5.00%, 11/15/27	1,210	1,403,225
Series 2017B
5.00%, 11/15/26-11/15/27	7,460	8,726,703
Series 2017C
5.00%, 11/15/25-11/15/31	71,305	82,636,119
Series 2018B
5.00%, 5/15/20	39,770	41,312,280
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax)
Series 2012A
5.00%, 11/15/24	14,130	15,682,746
Series 2017A
5.00%, 11/15/31	2,025	2,371,660
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2014

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/24	$4,550	$5,133,083
New York City Housing Development Corp.
Series 2013A
5.00%, 7/01/25	2,000	2,226,620
New York City Municipal Water Finance Authority
Series 2010FF
5.00%, 6/15/25	24,730	25,842,850
Series 2011HH
5.00%, 6/15/26	9,055	9,678,799
Series 2014D
5.00%, 6/15/22-6/15/29	14,350	15,950,859
Series 2015F
5.00%, 6/15/27-6/15/28	7,830	9,103,870
Series 2015G
5.00%, 6/15/28	11,465	13,295,731
Series 2018AA
5.00%, 6/15/24	8,280	9,616,806
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease)
Series 2011S-1A
5.00%, 7/15/25	4,420	4,739,124
Series 2012S
5.00%, 7/15/25	7,390	8,126,709
Series 2018S
5.00%, 7/15/31-7/15/32	18,040	21,283,391
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2011A
5.00%, 11/01/20	1,160	1,226,422
Series 2011A-1
5.00%, 11/01/23	15,315	16,620,144
Series 2011B
5.00%, 2/01/20-2/01/24	15,135	15,972,350
Series 2011C
5.00%, 11/01/20	9,480	10,022,825
Series 2012B
5.00%, 11/01/23-11/01/24	10,805	11,991,685
Series 2012D
5.00%, 11/01/20-11/01/23	29,575	32,117,220
Series 2012E
5.00%, 2/01/21-2/01/26	11,600	12,479,376
Series 2014A
5.00%, 8/01/27-8/01/29	6,655	7,534,546
Series 2014C
5.00%, 11/01/26	6,345	7,216,295
Series 2014D-1
5.00%, 2/01/28-2/01/29	9,535	10,698,627
Series 2015C
5.00%, 11/01/20-11/01/26	23,000	26,372,580
Series 2016B
5.00%, 8/01/31	2,150	2,482,003
Series 2017
5.00%, 11/01/26	4,175	4,988,081
Series 2017A
5.00%, 8/01/21	1,740	1,879,618
New York City Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.)

	Principal Amount (000)	U.S. $ Value
Series 2016A
5.00%, 12/01/26	$7,175	$8,563,075
New York City Trust for Cultural Resources (Whitney Museum of American Art)
Series 2011
5.00%, 7/01/21	4,745	5,037,292
New York State Dormitory Authority
Series 2009D
5.00%, 6/15/20 (Pre-refunded/ETM)	2,230	2,264,052
Series 2011A
5.00%, 7/01/24 (Pre-refunded/ETM)	3,125	3,372,625
Series 2012D
5.00%, 2/15/22 (Pre-refunded/ETM) (a)	1,290	1,405,932
5.00%, 2/15/23 (Pre-refunded/ETM) (a)	865	942,738
5.00%, 2/15/24 (Pre-refunded/ETM) (a)	815	888,244
5.00%, 2/15/25 (Pre-refunded/ETM) (a)	880	959,086
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai)
Series 2010A
5.00%, 7/01/19	4,390	4,457,299
Series 2015A
5.00%, 7/01/22-7/01/26	6,415	7,240,424
New York State Dormitory Authority (New York State Dormitory Authority Lease)
Series 2009A
5.00%, 7/01/22	6,050	6,141,234
New York State Dormitory Authority (New York State Sales Tax)
Series 2015-2
5.00%, 3/15/22	29,830	32,716,351
Series 2015A
5.00%, 3/15/19-3/15/23	34,200	35,414,822
Series 2018E
5.00%, 3/15/29	5,155	6,283,584
New York State Dormitory Authority (New York University)
Series 2015A
5.00%, 7/01/23	2,040	2,309,321
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group)
Series 2017
5.00%, 12/01/23-12/01/26(c)	4,600	5,175,756
New York State Dormitory Authority (St. John’s University)
Series 2015A
5.00%, 7/01/24	1,130	1,291,014
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012A
5.00%, 12/15/21	5,905	6,434,797
Series 2012B
5.00%, 3/15/22	3,905	4,277,732
Series 2012D
5.00%, 2/15/22-2/15/25	18,285	19,933,166
Series 2014A
5.00%, 2/15/28-2/15/29	13,825	15,575,590

	Principal Amount (000)	U.S. $ Value
Series 2014C
5.00%, 3/15/28-3/15/29	$14,485	$16,382,576
Series 2015B
5.00%, 2/15/23	1,160	1,297,332
Series 2015E
5.00%, 3/15/21-3/15/23	5,380	5,976,828
Series 2016D
5.00%, 2/15/21	5,970	6,362,348
AMBAC Series 2005B
5.50%, 3/15/23	5,000	5,697,100
New York State Dormitory Authority (State University of New York Dormitory Fees)
Series 2015A
5.00%, 7/01/19	2,720	2,764,146
New York State Dormitory Authority (Wyckoff Heights Medical Center)
Series 2015
5.00%, 2/15/21	3,135	3,330,248
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.)
Series 2014
3.75%, 12/01/44 (c)	1,075	1,077,655
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority)
Series 2009A
5.25%, 6/15/24	7,300	7,415,267
New York State Environmental Facilities Corp. (State of New York SRF)
Series 2015D
5.00%, 3/15/22-9/15/22	9,320	10,361,919
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2012A
5.00%, 4/01/21-4/01/25	26,175	28,411,493
AMBAC Series 2005B
5.50%, 4/01/20	9,215	9,639,443
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2012I
5.00%, 1/01/25	5,155	5,569,514
Series 2013A
5.00%, 5/01/19	23,560	23,810,678
Series 2014
5.00%, 1/01/26-1/01/28	4,345	4,960,929
Series 2014J
5.00%, 1/01/26-1/01/27	33,900	38,106,630
Series 2018L
5.00%, 1/01/20	3,780	3,897,936
New York State Thruway Authority (State of New York Pers Income Tax)
Series 2010A
5.00%, 3/15/25	5,425	5,707,697
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2010A
5.00%, 3/15/19	10,000	10,067,500

	Principal Amount (000)	U.S. $ Value
Series 2013C
5.00%, 3/15/20	$9,945	$10,317,241
Series 2016A
5.00%, 3/15/21-3/15/28	28,805	32,421,786
New York Transportation Development Corp. (American Airlines, Inc.)
Series 2016
5.00%, 8/01/19-8/01/31	32,020	33,158,677
New York Transportation Development Corp. (Delta Air Lines, Inc.)
Series 2018
5.00%, 1/01/27-1/01/30	26,490	29,828,863
New York Transportation Development Corp. (Terminal One Group Association LP)
Series 2015
5.00%, 1/01/21	3,690	3,913,577
Niagara Area Development Corp. (Covanta Holding Corp.)
Series 2018B
3.50%, 11/01/24 (c)	3,400	3,359,268
Niagara Falls City School District
Series 2016
5.00%, 6/15/22-6/15/25	11,580	12,969,017
Niagara Frontier Transportation Authority
AGM Series 2004A-1
5.011%, 4/01/24 (d)	25	25,000
Port Authority of New York & New Jersey
Series 2011
5.00%, 9/15/24	2,000	2,114,680
Series 2011O
5.00%, 10/15/21	5,215	5,628,967
Series 2013-178
5.00%, 12/01/23	10,480	11,786,751
Series 2014
5.00%, 9/01/23-9/01/27	12,470	14,018,637
Series 2014-1
5.00%, 10/15/23	3,455	3,876,821
Series 2014-186
5.00%, 10/15/21-10/15/22	12,575	13,683,603
Series 2015E
5.00%, 10/15/22-10/15/26	16,390	18,595,798
Series 2017
5.00%, 10/15/28	6,925	8,060,769
Series 20182
5.00%, 9/15/27	9,310	10,952,191
Sales Tax Asset Receivable Corp.
Series 2014A
5.00%, 10/15/19-10/15/26	20,810	23,108,302
Town of Oyster Bay NY
Series 2018
5.00%, 2/15/22-2/15/23	11,660	12,543,062
Triborough Bridge & Tunnel Authority
Series 2011A
5.00%, 1/01/27 (Pre-refunded/ETM)	7,000	7,660,870
Series 2012B
5.00%, 11/15/21-11/15/23	25,760	28,461,792
Series 2013A
5.00%, 11/15/28	5,000	5,573,100

	Principal Amount (000)	U.S. $ Value
Series 2013B
5.00%, 11/15/20-11/15/22	$10,970	$12,044,828
Series 2016A
5.00%, 11/15/24	8,120	9,461,992
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute)
Series 2010B
5.00%, 9/01/21	1,000	1,048,920
TSASC, Inc./NY
Series 2017A
5.00%, 6/01/20-6/01/23	3,000	3,218,210
Utility Debt Securitization Authority
Series 2013T
5.00%, 6/15/26-12/15/29	34,825	39,247,059

		1,463,500,680

Alabama - 0.9%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The))
Series 2018A
4.00%, 12/01/48	5,935	6,195,725
Southeast Alabama Gas Supply District (The) (Goldman Sachs Group, Inc. (The))
Series 2018A
4.00%, 4/01/49	10,000	10,447,000

		16,642,725

American Samoa - 0.1%
American Samoa Economic Development Authority (Territory of American Samoa)
6.50%, 9/01/28 (c)	1,055	1,061,900

Arizona - 0.1%
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017B
4.00%, 10/01/23 (a)(c)	2,400	2,401,896

California - 0.3%
Golden State Tobacco Securitization Corp.
Series 2018A
3.50%, 6/01/36	3,690	3,634,724
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2009E
5.00%, 5/01/21	1,280	1,295,117

		4,929,841

Colorado - 0.1%
City & County of Denver CO (United Airlines, Inc.)
Series 2017
5.00%, 10/01/32	2,425	2,550,106

Connecticut - 1.5%
State of Connecticut

	Principal Amount (000)	U.S. $ Value
Series 2018B
5.00%, 4/15/25	$14,565	$16,407,764
Series 2018C
5.00%, 6/15/27	4,690	5,370,425
Series 2018F
5.00%, 9/15/27	4,025	4,617,319

		26,395,508

District of Columbia - 0.3%
Metropolitan Washington Airports Authority
Series 2010B
5.00%, 10/01/19-10/01/21	5,795	5,958,550

Florida - 0.2%
County of Miami-Dade FL Aviation Revenue
Series 2009A
5.75%, 10/01/20	1,680	1,729,308
Durbin Crossing Community Development District
Series 2006-1
5.25%, 11/01/15 (a)(e)(f)(g)	2,060	20
Overoaks Community Development District
Series 2010A-1
6.125%, 5/01/35 (a)	65	65,074
Series 2010A-2
6.125%, 5/01/35 (a)	170	170,194
Volusia County School Board COP
Series 2014B
5.00%, 8/01/26	1,000	1,140,000

		3,104,596

Guam - 0.6%
Guam Department of Education COP
Series 2010A
6.00%, 12/01/20	870	880,049
Guam Government Waterworks Authority
Series 2017
5.00%, 7/01/28-7/01/31	4,250	4,686,875
Guam Power Authority
Series 2017A
5.00%, 10/01/25-10/01/27	3,945	4,412,556

		9,979,480

Illinois - 3.6%
Chicago Board of Education
Series 2017C
5.00%, 12/01/23	8,160	8,527,689
Metropolitan Pier & Exposition Authority
Series 2012B
5.00%, 12/15/28	5,090	5,265,656
Series 2017B
5.00%, 12/15/28	2,000	2,166,400
State of Illinois
Series 2012
5.00%, 3/01/21-8/01/25	13,135	13,724,531
Series 2013
5.50%, 7/01/25	7,435	8,029,205
Series 2014

	Principal Amount (000)	U.S. $ Value
5.00%, 5/01/24	$2,540	$2,700,731
Series 2016
5.00%, 2/01/24	4,200	4,458,510
Series 2017A
5.00%, 12/01/24	2,060	2,198,700
Series 2017D
5.00%, 11/01/23-11/01/24	13,005	13,838,360
Series 2018A
5.00%, 10/01/24	2,910	3,104,010
Series 2018B
5.00%, 5/01/24	1,405	1,493,908
Town of Cortland IL (Town of Cortland IL Spl Tax)
Series 2006
5.50%, 3/01/17 (a)(e)(f)(g)	1,307	261,400

		65,769,100

Indiana - 0.3%
Indiana Bond Bank
Series 2007A
5.25%, 10/15/21	5,885	6,350,268

Louisiana - 0.0%
Juban Parc Community Development District
Series 2006
5.15%, 10/01/14 (a)(e)(f)(g)	1,155	323,400

Michigan - 1.2%
City of Detroit MI
5.00%, 4/01/29-4/01/32	1,255	1,325,278
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue)
Series 2012A
5.00%, 7/01/22	3,055	3,317,578
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project)
Series 2018
5.00%, 12/31/29-6/30/32	14,290	16,241,689

		20,884,545

Nebraska - 0.7%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2018
5.00%, 3/01/50	12,000	13,081,920

Nevada - 0.4%
County of Clark Department of Aviation (Las Vegas-McCarran International Airport)
AGM Series 2009C
5.00%, 7/01/23	7,400	7,508,706

New Jersey - 3.8%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)

	Principal Amount (000)	U.S. $ Value
Series 2011G
5.00%, 9/01/21	$3,295	$3,462,155
Series 2013
5.00%, 3/01/21-3/01/28	3,945	4,164,864
Series 2015X
5.00%, 6/15/19-6/15/21	23,895	25,132,786
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/24-6/15/27	10,000	11,150,700
Series 2018A
5.00%, 6/15/28	11,630	12,958,728
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2011A
5.00%, 6/15/21	2,195	2,321,915
Series 2012A
5.00%, 6/15/22	1,000	1,076,640
Series 2018A
5.00%, 12/15/30	3,350	3,703,827
AMBAC Series 2005B
5.25%, 12/15/23	4,700	5,237,915

		69,209,530

Ohio - 0.2%
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29 (a)	1,305	1,265,850
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016B
4.375%, 6/01/33 (a)	1,650	1,600,500

		2,866,350

Pennsylvania - 1.0%
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group)
Series 2017
5.00%, 7/01/23-7/01/24	3,775	4,122,231
Philadelphia Parking Authority (The)
Series 2009
5.00%, 9/01/21	11,405	11,920,848
5.25%, 9/01/23	2,435	2,552,976

		18,596,055

Puerto Rico - 0.1%
Puerto Rico Electric Power Authority
NATL Series 2007V
5.25%, 7/01/29	210	218,757
Puerto Rico Highway & Transportation Authority
AGC Series 2007N
5.25%, 7/01/36	1,465	1,567,330

	Principal Amount (000)	U.S. $ Value
NATL Series 2005L
5.25%, 7/01/35	$100	$101,996
NATL Series 2007N
5.25%, 7/01/32	275	284,122

		2,172,205

South Carolina - 0.4%
Patriots Energy Group Financing Agency (Royal Bank of Canada)
Series 2018A
4.00%, 10/01/48	6,440	6,803,280

Tennessee - 1.0%
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The))
Series 2006A
5.25%, 9/01/21	17,375	18,564,666

Texas - 0.4%
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2018
5.00%, 7/15/28	1,750	1,980,912
Mission Economic Development Corp. (Natgasoline LLC)
Series 2018
4.625%, 10/01/31 (c)	4,540	4,618,088

		6,599,000

Washington - 0.6%
Port of Seattle WA
Series 2010C
5.00%, 2/01/21	11,085	11,732,697

West Virginia - 0.1%
West Virginia Economic Development Authority (Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	970	934,362

Total Municipal Obligations (cost $1,764,907,624)		1,787,921,366

GOVERNMENTS - TREASURIES - 0.2%
United States - 0.2%
U.S. Treasury Notes
2.50%, 5/31/20 (h) (cost $3,594,195)	3,600	3,596,625

SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bills - 0.1%
U.S. Treasury Bill
Zero Coupon, 1/24/19 (h) (cost $998,632)	1,000	998,585

Total Investments - 99.2% (cost $1,769,500,451) (i)		$1,792,516,576
Other assets less liabilities - 0.8%		13,879,201

Net Assets - 100.0%		$1,806,395,777

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	8.38%	USD	169	$(27,161)	$(17,249)	$(9,912)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	560	(90,002)	(73,738)	(16,264)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	37	(5,947)	(4,725)	(1,222)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	93	(14,946)	(9,579)	(5,367)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,142	(183,538)	(144,864)	(38,674)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,151	(184,889)	(118,704)	(66,185)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,734	(278,683)	(174,236)	(104,447)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	216	(34,715)	(28,323)	(6,392)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,503	(241,557)	(146,589)	(94,968)

						$(1,061,438)	$(718,007)	$(343,431)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	50,206	8/31/20	2.235%	CPI	#	Maturity	$(861,615)
Barclays Bank PLC	USD	50,207	9/04/20	2.248%	CPI	#	Maturity	(862,072)
Barclays Bank PLC	USD	1,832	9/20/20	2.263%	CPI	#	Maturity	(31,279)
Barclays Bank PLC	USD	31,666	10/15/20	2.208%	CPI	#	Maturity	(490,038)
Barclays Bank PLC	USD	938	10/15/20	2.210%	CPI	#	Maturity	(14,562)
Citibank, NA	USD	23,030	10/17/20	2.220%	CPI	#	Maturity	(359,290)
JPMorgan Chase Bank, NA	USD	51,457	8/30/20	2.210%	CPI	#	Maturity	(855,195)

								$(3,474,051)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.10% of net assets as of December 31, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2014
5.25%, 1/01/24	11/13/14	$1,250,000	$1,204,838	0.07%
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2014
4.75%, 1/01/20	11/13/14	475,000	471,371	0.03%

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate market value of these securities amounted to $17,694,563 or 1.0% of net assets.

(d)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2018 and the aggregate market value of this security amounted to $25,000 or 0.00% of net assets.

(e)	Non-income producing security.
(f)	Defaulted matured security.
(g)	Illiquid security.
(h)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(i)

As of December 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $29,168,250 and gross unrealized depreciation of investments was $(9,969,607), resulting in net unrealized appreciation of $19,198,643.

As of December 31, 2018, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.4% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund

Sanford C. Bernstein Fund, Inc.

New York Municipal Portfolio

December 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,774,952,147		$12,969,219		$1,787,921,366
Governments - Treasuries		– 0	–	3,596,625		– 0	–	3,596,625
Short-Term Investments		– 0	–	998,585		– 0	–	998,585
Total Investments in Securities		– 0	–	1,779,547,357		12,969,219		1,792,516,576

Other Financial Instruments (a):
Assets		– 0	–	– 0	–	– 0	–	– 0	–
Liabilities:
Credit Default Swaps		– 0	–	(1,061,438)		– 0	–	(1,061,438)
Inflation (CPI) Swaps		– 0	–	(3,474,051)		– 0	–	(3,474,051)

Total (b)	$	– 0	–	$1,775,011,868		$12,969,219		$1,787,981,087

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

New York Municipal Portfolio	Long-Term Municipal Bonds		Total
Balance as of 9/30/18	$13,665,288		$13,665,288
Accrued discounts/(premiums)	(28,409)		(28,409)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	27,255		27,255
Purchases	– 0	–	– 0	–
Sales	(694,915)		(694,915)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/18	$12,969,219		$12,969,219

Net change in unrealized appreciation/depreciation from investments held as of 12/31/18	$27,705		$27,705

As of December 31, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Diversified Municipal Portfolio

Schedule of Investments

December 31, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 100.4%
Long-Term Municipal Bonds - 100.4%
Alabama - 2.2%
Alabama Federal Aid Highway Finance Authority
Series 2012
5.00%, 9/01/24 (Pre-refunded/ETM)	$18,230	$20,219,075
Alabama Federal Aid Highway Finance Authority (State of Alabama Fed Hwy Grant)
Series 2015
5.00%, 9/01/25	1,390	1,603,254
Alabama Public School & College Authority
Series 2014B
5.00%, 1/01/22	3,200	3,490,368
Birmingham Airport Authority (Birmingham-Shuttlesworth Intl Airport)
AGM Series 2010
6.00%, 7/01/21	5,510	5,835,421
Southeast Alabama Gas Supply District (The) (Goldman Sachs Group, Inc. (The))
Series 2018A
4.00%, 4/01/49	23,915	24,984,001
Southeast Alabama Gas Supply District (The) (Morgan Stanley)
Series 2018A
4.00%, 6/01/49	69,310	72,464,298
Water Works Board of the City of Birmingham (The)
Series 2010A
5.00%, 1/01/21-1/01/22	13,295	14,103,531

		142,699,948

Alaska - 0.8%
Municipality of Anchorage AK
Series 2015B
5.00%, 9/01/21-9/01/24	12,935	14,431,594
Series 2015C
5.00%, 9/01/22-9/01/24	7,370	8,340,329
Series 2015D
5.00%, 9/01/21	3,565	3,857,152
State of Alaska
Series 2016A
5.00%, 8/01/22-8/01/27	21,840	25,248,229

		51,877,304

American Samoa - 0.0%
American Samoa Economic Development Authority (Territory of American Samoa)
6.50%, 9/01/28 (a)	1,920	1,932,557

Arizona - 2.2%
Arizona Board of Regents COP (University of Arizona COP)
Series 2012C
5.00%, 6/01/25	2,365	2,575,721
Arizona Department of Transportation State Highway Fund Revenue
Series 2011A

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/24-7/01/25	$17,210	$18,484,679
Arizona Health Facilities Authority (HonorHealth)
Series 2014A
5.00%, 12/01/23-12/01/24	2,770	3,145,354
Arizona Transportation Board (Arizona Transportation Board Excise Tax)
Series 2016
5.00%, 7/01/20	3,095	3,240,403
City of Glendale AZ (City of Glendale AZ Excise Tax)
Series 2015A
5.00%, 7/01/23-7/01/26	33,315	38,226,049
City of Phoenix Civic Improvement Corp.
Series 2010A
5.00%, 7/01/21 (Pre-refunded/ETM)	4,085	4,276,913
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport)
Series 2010A
5.00%, 7/01/20	3,140	3,284,189
Series 2010C
5.00%, 7/01/23-7/01/25	19,665	20,548,456
Maricopa County Special Health Care District
Series 2018C
5.00%, 7/01/28	6,000	7,171,140
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.25%, 12/01/21	1,430	1,546,416
State of Arizona Lottery Revenue
5.00%, 7/01/21-7/01/27 (b)	30,105	33,466,930
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017B
4.00%, 10/01/23 (a)(c)	9,215	9,222,280

		145,188,530

California - 6.3%
California Econ Recovery
Series 2009A
5.00%, 7/01/19 (Pre-refunded/ETM)	16,765	17,055,538
5.00%, 7/01/20 (Pre-refunded/ETM)	5,675	5,773,348
5.25%, 7/01/21 (Pre-refunded/ETM)	2,735	2,785,734
California State Public Works Board (California State Public Works Board Lease)
Series 2014B
5.00%, 10/01/28	1,225	1,399,158
City of Los Angeles Department of Airports
Series 2010D
5.00%, 5/15/22-5/15/23	24,415	25,525,836
Fresno Unified School District
NATL Series 2002A
6.00%, 2/01/20	3,255	3,399,848
Golden State Tobacco Securitization Corp.
Series 2018A
3.50%, 6/01/36	14,155	13,942,958
Sacramento City Financing Authority (Sacramento City Financing Authority Lease)

	Principal Amount (000)	U.S. $ Value
Series 1993B
5.40%, 11/01/20	$370	$385,607
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2009E
5.25%, 5/01/22-5/01/23	10,380	10,511,284
Series 2011C
5.00%, 5/01/22	5,880	6,298,538
State of California
Series 2009
5.25%, 10/01/20	5,085	5,221,685
Series 2013
5.00%, 11/01/24-11/01/25	43,465	49,417,863
Series 2014
5.00%, 5/01/25-5/01/29	130,465	149,083,397
State of California Department of Water Resources Power Supply Revenue
Series 2010L
5.00%, 5/01/19 (d)	115,720	117,040,365

		407,841,159

Colorado - 2.3%
Centerra Metropolitan District No. 1
Series 2017
5.00%, 12/01/29 (a)(c)	12,180	12,803,616
City & County of Broomfield CO COP
Series 2010
5.00%, 12/01/20 (Pre-refunded/ETM)	3,820	4,048,589
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2010A
5.00%, 11/15/21-11/15/23	19,685	20,856,919
Series 2011A
5.50%, 11/15/19	2,290	2,359,273
Series 2012A
5.00%, 11/15/22-11/15/24	6,630	7,276,444
Series 2016A
5.00%, 11/15/23	4,085	4,638,313
Series 2018A
5.00%, 12/01/25-12/01/28	69,615	81,596,283
Denver Urban Renewal Authority (Stapleton Development Corp.)
Series 2015B
5.00%, 12/01/19	1,185	1,219,092
PV Water & Sanitation Metropolitan District
Series 2006
Zero Coupon, 12/15/17 (c)(e)(f)(g)	13,168	2,765,280
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
5.00%, 1/15/21	2,800	2,832,480
5.25%, 1/15/24-7/15/24	7,745	7,834,497

		148,230,786

	Principal Amount (000)	U.S. $ Value
Connecticut - 3.6%
City of Bridgeport CT
Series 2017A
5.00%, 11/01/23-11/01/28	$2,420	$2,698,966
Series 2017B
5.00%, 8/15/25-8/15/27	12,455	14,172,827
5.00%, 8/15/27 (Pre-refunded/ETM) (c)	495	592,500
Series 2017C
5.00%, 8/15/24-8/15/28	8,950	10,125,191
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.)
Series 2018K-1
5.00%, 7/01/26-7/01/29	4,400	4,957,046
Connecticut State Health & Educational Facilities Authority (Yale University)
Series 2017B-2
5.00%, 7/01/37	3,150	3,295,121
State of Connecticut
Series 2013A
5.00%, 10/15/21	3,370	3,611,022
Series 2014A
5.00%, 3/01/28	6,360	6,935,135
Series 2015B
5.00%, 6/15/32	7,345	7,967,268
Series 2015F
5.00%, 11/15/27	1,570	1,741,899
Series 2016A
5.00%, 3/15/20-3/15/29	68,735	73,912,260
Series 2016B
5.00%, 5/15/21	17,090	18,142,402
Series 2016E
5.00%, 10/15/24-10/15/25	20,025	22,507,396
Series 2016G
5.00%, 11/01/19	4,845	4,964,429
Series 2017A
5.00%, 4/15/22	8,450	9,131,070
Series 2017B
5.00%, 4/15/28	2,515	2,891,244
Series 2018C
5.00%, 6/15/26	5,500	6,256,965
Series 2018D
5.00%, 4/15/26	16,645	18,901,063
State of Connecticut Clean Water Fund - State Revolving Fund
Series 2017A
5.00%, 5/01/29-5/01/31	9,000	10,674,600
State of Connecticut Special Tax Revenue
Series 2012
5.00%, 1/01/22-1/01/24	8,575	9,351,374

		232,829,778

Delaware - 0.1%
Delaware River & Bay Authority
Series 2014C
5.00%, 1/01/26-1/01/27	5,470	6,171,261

	Principal Amount (000)	U.S. $ Value
District of Columbia - 1.3%
District of Columbia
Series 2013A
5.00%, 6/01/25-6/01/27	$59,115	$66,348,953
District of Columbia (District of Columbia Pers Income Tax)
Series 2012C
5.00%, 12/01/26	5,545	6,139,091
Metropolitan Washington Airports Authority
Series 2010F-1
5.00%, 10/01/20	11,905	12,545,489

		85,033,533

Florida - 5.2%
Brevard County School District COP
Series 2013A
5.00%, 7/01/21-7/01/22	15,275	16,634,137
Citizens Property Insurance Corp.
Series 2011A
5.00%, 6/01/20	6,640	6,918,548
Series 2012A
5.00%, 6/01/22	27,105	29,772,945
Series 2012A-1
5.00%, 6/01/20-6/01/21	20,875	21,929,658
Series 2015A
5.00%, 6/01/22	1,795	1,941,759
City of Tampa FL Water & Wastewater System Revenue
Series 2011
5.00%, 10/01/26	3,895	4,207,574
Collier County School Board COP
Series 2015
5.00%, 2/15/19	8,560	8,592,357
County of Broward FL Airport System Revenue (Fort Lauderdale Hollywood Intl Airport)
Series 2012Q
5.00%, 10/01/23	5,000	5,521,250
County of Lee FL Airport Revenue (Southwest Florida Intl Airport)
Series 2011A
5.50%, 10/01/23-10/01/24	13,095	14,137,548
5.625%, 10/01/25	2,550	2,749,869
County of Miami-Dade FL
Series 2015A
5.00%, 11/01/20-11/01/21	7,205	7,720,204
Series 2015B
5.00%, 7/01/22	3,715	4,094,636
County of Miami-Dade FL Aviation Revenue
Series 2015A
5.00%, 10/01/22-10/01/24	4,975	5,526,159
Durbin Crossing Community Development District
Series 2006-1
5.25%, 11/01/15 (c)(e)(f)(g)	985	10
Duval County School Board COP
Series 2015B
5.00%, 7/01/26	4,280	4,928,848
Florida Department of Environmental Protection
Series 2011B

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/20	$7,645	$8,001,792
Series 2012A
5.00%, 7/01/22	10,225	11,280,833
Florida Municipal Power Agency
Series 2015B
5.00%, 10/01/24-10/01/28	3,765	4,361,546
Florida State Board of Education (State of Florida)
Series 2014A
5.00%, 6/01/22	3,545	3,906,271
Series 2017F
5.00%, 6/01/21	2,775	2,984,929
Greater Orlando Aviation Authority
Series 2017A
5.00%, 10/01/29-10/01/31	13,335	15,337,216
Hillsborough County School Board (Hillsborough County School Board Sales Tax)
AGM Series 2015
5.00%, 10/01/23	2,650	2,987,557
Hillsborough County School Board COP
Series 2015
5.00%, 7/01/26	1,480	1,713,026
Hollywood Community Redevelopment Agency
Series 2015
5.00%, 3/01/20-3/01/23	7,245	7,697,265
JEA Water & Sewer System Revenue
Series 2014A
5.00%, 10/01/25 (Pre-refunded/ETM) (c)	1,565	1,790,047
5.00%, 10/01/25	1,495	1,715,587
Series 2017A
5.00%, 10/01/26	22,290	25,968,742
Manatee County School District COP
Series 2016A
5.00%, 7/01/28-7/01/29	14,010	15,640,372
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25 (a)	11,765	11,915,239
North Broward Hospital District
Series 2017B
5.00%, 1/01/28-1/01/30	8,410	9,414,361
Orange County School Board COP
Series 2014A
5.00%, 8/01/28 (Pre-refunded/ETM)	25,075	28,983,189
5.00%, 8/01/29 (Pre-refunded/ETM)	21,280	24,596,701
Overoaks Community Development District
Series 2010A-1
6.125%, 5/01/35 (c)	205	205,234
Series 2010A-2
6.125%, 5/01/35 (c)	460	460,524
Reedy Creek Improvement District
Series 2013A
5.00%, 6/01/21	1,820	1,952,314
South Broward Hospital District (South Broward Hospital District Obligated Group)
Series 2015
5.00%, 5/01/27	3,350	3,833,003

	Principal Amount (000)	U.S. $ Value
South Miami Health Facilities Authority (Baptist Health South Florida Obligated Group)
Series 2017
5.00%, 8/15/31	$5,000	$5,762,400
St. Lucie County School Board (St. Lucie County School Board Sales Tax)
AGM Series 2015
5.00%, 10/01/22	3,150	3,459,298
Tampa Bay Water
Series 2011A
5.00%, 10/01/23	2,050	2,215,661
Tampa Sports Authority (Tampa Sports Authority Sales Tax)
Series 2015
5.00%, 1/01/21	3,490	3,707,113
Tohopekaliga Water Authority
Series 2016
5.00%, 10/01/25	2,500	2,933,025

		337,498,747

Georgia - 2.1%
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2010B
5.00%, 1/01/20-1/01/22	22,650	23,332,829
Series 2010C
5.00%, 1/01/19	5,000	5,000,000
5.25%, 1/01/20	6,500	6,718,725
5.50%, 1/01/21	7,500	8,030,550
5.75%, 1/01/22-1/01/23	20,000	21,442,730
5.875%, 1/01/24	2,925	3,140,163
Series 2014A
5.00%, 1/01/28	12,250	13,808,322
Main Street Natural Gas, Inc. (Royal Bank of Canada)
Series 2018A
4.00%, 4/01/48	34,735	36,590,196
Series 2018C
4.00%, 8/01/48	18,000	19,006,560

		137,070,075

Hawaii - 0.7%
City & County Honolulu HI Wastewater System Revenue
Series 2009A
5.00%, 7/01/21 (Pre-refunded/ETM)	3,690	3,749,889
5.00%, 7/01/22 (Pre-refunded/ETM)	3,210	3,262,098
Series 2010A
5.00%, 7/01/24	16,500	17,215,275
State of Hawaii
Series 2015E
5.00%, 10/01/22-10/01/23	16,045	18,008,729
Series 2016F
5.00%, 10/01/20-10/01/21	4,850	5,188,378

		47,424,369

	Principal Amount (000)	U.S. $ Value
Idaho - 0.1%
Idaho Housing & Finance Association (State of Idaho Fed Hwy Grant)
Series 2015A
5.00%, 7/15/21-7/15/23	$6,915	$7,567,337

Illinois - 5.9%
Chicago Board of Education
Series 2017F
5.00%, 12/01/23	7,000	7,315,420
Series 2018A
4.00%, 12/01/20-12/01/22	17,620	17,779,588
5.00%, 12/01/26	1,000	1,054,030
Series 2018B
4.00%, 12/01/21	1,145	1,157,526
Chicago O’Hare International Airport
Series 2016C
5.00%, 1/01/27	3,020	3,478,708
Chicago Transit Authority
Series 2017
5.00%, 6/01/22	7,460	8,066,033
County of Du Page IL
Series 1993
5.60%, 1/01/21	2,530	2,625,836
Illinois Development Finance Authority (Adventist Health System/Sunbelt Obligated Group)
NATL Series 1997B
3.984% (CPIYOYX + 2.10%), 1/01/19 (h)	3,145	3,145,000
Illinois Finance Authority (OSF Healthcare System Obligated Group)
Series 2015A
5.00%, 11/15/20-11/15/28	4,745	5,217,469
Illinois Municipal Electric Agency
Series 2015A
5.00%, 2/01/27-2/01/29	42,820	48,817,605
Illinois State Toll Highway Authority
Series 2014A
5.00%, 12/01/20-12/01/22	33,375	36,019,873
Series 2014D
5.00%, 1/01/23	1,165	1,294,268
Metropolitan Pier & Exposition Authority
Series 2012B
5.00%, 12/15/20-12/15/28	24,425	25,370,795
5.00%, 6/15/23 (Pre-refunded/ETM) (c)	565	620,636
Metropolitan Water Reclamation District of Greater Chicago
Series 2015D
5.00%, 12/01/20	8,320	8,777,517
Railsplitter Tobacco Settlement Authority
Series 2017
5.00%, 6/01/22	9,240	9,996,941
Regional Transportation Authority (Regional Transportation Authority Sales Tax)
NATL Series 1994C
7.75%, 6/01/20	390	410,362
State of Illinois
Series 2010
5.00%, 1/01/19	10,000	10,000,000

	Principal Amount (000)	U.S. $ Value
Series 2012
5.00%, 8/01/21-8/01/25	$22,260	$23,189,194
Series 2013
5.00%, 7/01/19-7/01/20	12,290	12,487,607
5.50%, 7/01/24	5,405	5,853,291
Series 2013A
5.00%, 4/01/23	4,390	4,638,518
Series 2014
5.00%, 5/01/22-5/01/27	45,185	47,727,658
Series 2016
5.00%, 2/01/22-2/01/24	24,860	26,239,767
Series 2017A
5.00%, 12/01/24	8,590	9,168,365
Series 2017D
5.00%, 11/01/24	51,185	54,614,395
State of Illinois (State of Illinois Ded Tax)
AMBAC Series 1991
6.25%, 12/15/20	855	884,096
State of Illinois (State of Illinois Sales Tax)
Series 2016A
4.00%, 6/15/19	5,090	5,129,142
Series 2016C
5.00%, 6/15/22	2,525	2,685,034
Town of Cortland IL (Town of Cortland IL Spl Tax)
Series 2006
5.50%, 3/01/17 (c)(e)(f)(g)	5,078	1,015,600

		384,780,274

Kansas - 0.3%
City of Junction City KS
Series 2016A
5.00%, 9/01/20-9/01/23	14,160	15,390,803
City of Wichita KS Water & Sewer Utility Revenue
Series 2016B
5.00%, 10/01/19	2,020	2,067,389

		17,458,192

Kentucky - 2.3%
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group)
Series 2017B
5.00%, 8/15/29	1,000	1,114,650
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 6/01/28-6/01/30	8,620	9,478,647
Kentucky Public Energy Authority (Morgan Stanley)
Series 2018A
4.00%, 4/01/48	41,090	42,946,857
Series 2018C
4.00%, 12/01/49	36,455	38,232,546

	Principal Amount (000)	U.S. $ Value
Kentucky Public Energy Authority (Royal Bank of Canada)
Series 2018B
4.00%, 1/01/49	$24,850	$26,269,681
Kentucky Turnpike Authority
Series 2012A
5.00%, 7/01/26 (Pre-refunded/ETM)	8,490	9,363,621
Series 2016A
5.00%, 7/01/22-7/01/27	18,425	20,850,123

		148,256,125

Louisiana - 0.5%
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge (City of Baton Rouge/Parish of East Baton Rouge LA Sales Tax)
Series 2015
5.00%, 8/01/27-8/01/28	8,985	10,330,328
Louisiana Local Government Environmental Facilities & Community Development Auth
Series 2010
5.00%, 10/01/21 (Pre-refunded/ETM)	6,415	6,760,127
5.00%, 10/01/25 (Pre-refunded/ETM)	2,000	2,107,600
Series 2010A
5.00%, 10/01/23 (Pre-refunded/ETM)	7,720	8,135,336
Orange Grove Community Development District
Series 2006
5.30%, 11/01/21 (c)(e)(f)(i)	1,695	288,150
St. Tammany Parish Finance Authority (Christwood)
Series 2015
5.25%, 11/15/29 (c)	1,200	1,274,460
State of Louisiana Gasoline & Fuels Tax Revenue
Series 2015B
5.00%, 5/01/25	3,250	3,774,290

		32,670,291

Maine - 0.0%
Maine Municipal Bond Bank
Series 2014A
5.00%, 9/01/25	1,000	1,135,130

Maryland - 0.4%
City of Baltimore MD (Baltimore Hotel Corp.)
Series 2017
5.00%, 9/01/25-9/01/26	2,000	2,241,700
County of Anne Arundel MD
Series 2013
5.00%, 4/01/20	4,415	4,590,761
State of Maryland
Series 2012
5.00%, 3/15/20	1,905	1,978,152
State of Maryland Department of Transportation
Series 2018
5.00%, 10/01/26	13,345	16,023,475
University System of Maryland
Series 2017A

	Principal Amount (000)	U.S. $ Value
5.00%, 4/01/21	$1,125	$1,204,065

		26,038,153

Massachusetts - 1.6%
Commonwealth of Massachusetts
Series 2013B
5.00%, 8/01/20	13,465	14,138,519
Series 2016B
5.00%, 7/01/23	3,865	4,373,479
Series 2017C
5.00%, 10/01/25-10/01/26	15,170	18,053,669
AGM Series 2006C
3.402% (CPIYOYX + 0.88%), 11/01/19 (h)	1,815	1,827,505
Commonwealth of Massachusetts (Commonwealth of Massachusetts Fed Hwy Grant)
Series 2013
5.00%, 6/15/20	1,040	1,087,871
Massachusetts Development Finance Agency (Partners Healthcare System, Inc.)
Series 2017S
5.00%, 7/01/25-7/01/29	41,750	49,274,601
Massachusetts Health & Educational Facilities Authority (President & Fellows of Harvard College)
Series 1991N
6.25%, 4/01/20	2,820	2,976,877
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2012A
5.00%, 8/15/22-8/15/23	10,680	11,839,127

		103,571,648

Michigan - 4.1%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue)
Series 2012A
5.00%, 7/01/19-7/01/20	20,980	21,468,074
Great Lakes Water Authority Water Supply System Revenue
Series 2016C
5.00%, 7/01/24-7/01/25	12,505	14,471,858
Lake Orion Community School District
Series 2016
5.00%, 5/01/24	2,915	3,321,555
Michigan Finance Authority (City of Detroit MI Income Tax)
Series 2015F
3.40%, 10/01/20	500	505,485
3.60%, 10/01/21	500	510,215
3.80%, 10/01/22	500	516,200
3.875%, 10/01/23	2,000	2,082,180
4.00%, 10/01/24	3,000	3,158,730
4.50%, 10/01/29	12,065	12,777,559

	Principal Amount (000)	U.S. $ Value
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue)
AGM Series 2014C
5.00%, 7/01/25-7/01/27	$39,940	$45,103,420
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue)
AGM Series 2014D2
5.00%, 7/01/24-7/01/27	54,330	61,424,301
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/27	4,990	5,478,820
Michigan Finance Authority (Trinity Health Corp.)
Series 2015
5.00%, 12/01/23-12/01/25	13,075	14,924,466
5.50%, 12/01/26-12/01/27	7,220	8,505,489
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project)
Series 2018
5.00%, 12/31/24-6/30/28	31,630	35,903,508
South Lyon Community Schools
Series 2016
5.00%, 5/01/22	3,060	3,354,035
State of Michigan Trunk Line Revenue
Series 2009
5.00%, 11/01/19-11/01/23	11,510	11,817,188
University of Michigan
Series 2017A
5.00%, 4/01/20	1,670	1,736,266
Walled Lake Consolidated School District
Series 2015
5.00%, 5/01/20	4,635	4,826,147
Wayne State University
Series 2009A
5.00%, 11/15/21 (Pre-refunded/ETM) (c)	1,190	1,222,059
5.00%, 11/15/21-11/15/23	6,125	6,274,886
5.00%, 11/15/22 (Pre-refunded/ETM) (c)	4,380	4,497,997
5.00%, 11/15/23 (Pre-refunded/ETM) (c)	2,405	2,469,791

		266,350,229

Minnesota - 0.1%
State of Minnesota
Series 2015B
5.00%, 8/01/22	3,745	4,148,786

Missouri - 0.1%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group)
Series 2017A
5.00%, 3/01/25-3/01/28	2,820	3,142,542
Missouri Joint Municipal Electric Utility Commission
Series 2014

	Principal Amount (000)	U.S. $ Value
5.00%, 1/01/25	$2,630	$3,004,933
Springfield Public Utilities Board COP
Series 2012
5.00%, 12/01/19	1,295	1,332,620

		7,480,095

Montana - 0.3%
Montana Facility Finance Authority (Benefis Health System Obligated Group)
Series 2016
5.00%, 2/15/25-2/15/28	15,015	17,382,441

Nebraska - 1.0%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2018
5.00%, 3/01/50	57,445	62,624,241

Nevada - 2.0%
City of Las Vegas NV
Series 2015C
5.00%, 9/01/20-9/01/26	18,625	20,533,154
Clark County School District
Series 2015B
5.00%, 6/15/22	17,785	19,399,522
Series 2016D
5.00%, 6/15/24	26,915	30,425,524
County of Clark Department of Aviation (Las Vegas-McCarran International Airport)
AGM Series 2009C
5.00%, 7/01/24	9,175	9,308,863
County of Clark NV
Series 2016B
5.00%, 11/01/19	4,160	4,270,198
Series 2017
5.00%, 6/01/24	6,530	7,504,537
County of Clark NV (County of Clark NV Fuel Tax)
Series 2011
5.00%, 7/01/19	8,390	8,522,814
Las Vegas Valley Water District
Series 2016B
5.00%, 6/01/28	4,590	5,409,407
State of Nevada
Series 2014A
5.00%, 4/01/21	15,245	16,295,533
Series 2015D
5.00%, 4/01/23	10,205	11,440,111

		133,109,663

New Hampshire - 0.0%
New Hampshire Business Finance Authority (Covanta Holding Corp.)
Series 2018A
4.00%, 11/01/27 (a)	2,250	2,210,468

New Jersey - 7.0%
New Jersey Economic Development Authority
Series 2011EE

	Principal Amount (000)	U.S. $ Value
5.00%, 9/01/20 (Pre-refunded/ETM) (c)	$4,640	$4,870,098
5.50%, 9/01/21 (Pre-refunded/ETM) (c)	990	1,064,210
Series 2011G
5.00%, 9/01/20 (Pre-refunded/ETM)	2,605	2,734,182
Series 2013NN
5.00%, 3/01/20 (Pre-refunded/ETM) (c)	1,530	1,585,615
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2011EE
5.00%, 9/01/20	1,720	1,793,496
5.50%, 9/01/21	370	392,633
Series 2011G
5.00%, 9/01/20	290	302,392
Series 2013
5.00%, 3/01/20	13,965	14,389,257
Series 2014P
5.00%, 6/15/20	1,425	1,478,509
Series 2014U
5.00%, 6/15/20-6/15/21	14,200	14,913,861
Series 2015X
5.00%, 6/15/19	10,585	10,716,360
Series 2017B
5.00%, 11/01/20-11/01/21	33,960	36,012,514
AMBAC Series 2005K
5.25%, 12/15/20	2,340	2,467,647
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013
5.00%, 1/01/22	1,075	1,146,939
5.50%, 1/01/26-1/01/27	2,000	2,220,030
New Jersey Economic Development Authority (Port Newark Container Terminal LLC)
Series 2017
5.00%, 10/01/21-10/01/25	9,515	10,394,708
New Jersey Economic Development Authority (Rutgers The State University of New Jersey)
Series 2013
5.00%, 6/15/25-6/15/26	4,500	5,025,240
New Jersey Health Care Facilities Financing Authority (Trinitas Regional Medical Center Obligated Group)
Series 2017A
5.00%, 7/01/20-7/01/21	3,750	3,945,525
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/19-9/15/21	44,100	45,957,191
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/27-6/15/28	13,130	14,720,169
Series 2018A
5.00%, 6/15/29	3,035	3,369,032
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2006A

	Principal Amount (000)	U.S. $ Value
5.25%, 12/15/20	$3,730	$3,933,471
5.50%, 12/15/21	6,155	6,662,295
Series 2011B
5.00%, 6/15/20	1,310	1,359,191
Series 2013A
5.00%, 6/15/20	3,960	4,108,698
Series 2018A
5.00%, 12/15/29-12/15/30	37,415	41,644,237
New Jersey Turnpike Authority
Series 2012B
5.00%, 1/01/26-1/01/27	12,700	13,983,515
Series 2014A
5.00%, 1/01/27-1/01/29	75,940	85,847,976
Series 2014C
5.00%, 1/01/24	14,720	16,704,109
Series 2017A
5.00%, 1/01/29	7,235	8,469,725
Series 2017B
5.00%, 1/01/29-1/01/31	39,985	47,214,491
AGM Series 2005D-3
5.25%, 1/01/26	14,770	17,499,791
Tobacco Settlement Financing Corp./NJ
Series 2018A
5.00%, 6/01/19-6/01/28	24,625	26,782,602

		453,709,709

New York - 14.0%
City of New York NY
Series 2009C
5.00%, 8/01/20-8/01/22	15,190	15,471,342
Series 2010B
5.00%, 8/01/19	12,225	12,453,608
Series 2013I
5.00%, 8/01/19	7,260	7,395,762
Series 2014A
5.00%, 8/01/27	1,130	1,289,477
Series 2015A
5.00%, 8/01/22-8/01/23	12,040	13,354,365
Series 2015B
5.00%, 8/01/23	6,370	7,198,928
County of Nassau NY
Series 2017C
5.00%, 10/01/26	8,840	10,346,248
Metropolitan Transportation Authority
Series 2012D
5.00%, 11/15/28	6,890	7,465,315
Series 2012E
5.00%, 11/15/24 (Pre-refunded/ETM)	6,055	6,773,062
Series 2012F
5.00%, 11/15/22-11/15/26	55,610	60,818,170
Series 2012H
5.00%, 11/15/26 (Pre-refunded/ETM) (c)	3,335	3,730,498
5.00%, 11/15/26	2,730	2,976,819
Series 2013B
5.00%, 11/15/26 (Pre-refunded/ETM)	9,505	10,882,560
Series 2014A
5.00%, 11/15/26 (Pre-refunded/ETM)	4,205	4,814,431
5.00%, 11/15/27 (Pre-refunded/ETM)	4,040	4,625,517

	Principal Amount (000)	U.S. $ Value
Series 2014C
5.00%, 11/15/27 (Pre-refunded/ETM)	$5,000	$5,847,450
Series 2017C
5.00%, 11/15/27-11/15/33	79,840	92,387,826
Series 2018B
5.00%, 5/15/20	34,840	36,191,096
AGC Series 2003B
5.25%, 11/15/20	8,415	8,924,612
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax)
Series 2012A
5.00%, 11/15/27	4,505	4,971,763
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease)
Series 2018S
5.00%, 7/15/31-7/15/32	53,935	63,732,987
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2011A
5.00%, 11/01/22-11/01/25	34,430	37,340,776
Series 2011C
5.00%, 11/01/19-11/01/25	23,420	25,060,900
Series 2012A
5.00%, 8/01/25	12,345	13,563,575
Series 2012B
5.00%, 11/01/23-11/01/26	55,535	61,449,789
Series 2012E
5.00%, 11/01/21	8,545	9,292,944
Series 2017
5.00%, 11/01/26	5,570	6,654,758
Series 2017A
5.00%, 8/01/33	4,860	5,650,090
Series 2017B
5.00%, 8/01/31	13,675	16,045,835
New York State Dormitory Authority
Series 2009G
5.00%, 3/15/19 (Pre-refunded/ETM)	2,900	2,919,691
5.00%, 3/15/21 (Pre-refunded/ETM)	2,500	2,516,975
New York State Dormitory Authority (New York State Dormitory Authority Lease)
Series 2009A
5.00%, 7/01/19-7/01/24	25,150	25,531,519
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2011E
5.00%, 8/15/21	3,880	4,191,758
Series 2012A
5.00%, 12/15/22	20,745	23,138,973
Series 2012B
5.00%, 3/15/22	21,800	23,880,810
Series 2013A
5.00%, 2/15/20	4,635	4,799,218
Series 2014C
5.00%, 3/15/27	2,015	2,283,317
Series 2017A
5.00%, 2/15/21	33,360	35,552,419

	Principal Amount (000)	U.S. $ Value
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2012A
5.00%, 4/01/23	$17,940	$19,663,496
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2013A
5.00%, 5/01/19	3,055	3,087,505
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2013C
5.00%, 3/15/25-3/15/26	63,625	70,867,590
Series 2013D
5.00%, 3/15/23	32,000	35,861,760
Series 2016A
5.00%, 3/15/24	4,010	4,584,152
New York Transportation Development Corp. (American Airlines, Inc.)
Series 2016
5.00%, 8/01/19	4,100	4,153,136
New York Transportation Development Corp. (Delta Air Lines, Inc.)
Series 2018
5.00%, 1/01/27-1/01/29	74,370	84,286,958
Port Authority of New York & New Jersey
Series 2013-178
5.00%, 12/01/28	3,335	3,695,213

		907,724,993

North Carolina - 0.2%
North Carolina Eastern Municipal Power Agency
Series 1988A
6.00%, 1/01/26 (Pre-refunded/ETM)	1,720	1,927,535
Series 2012B
5.00%, 1/01/21 (Pre-refunded/ETM)	13,270	14,098,181

		16,025,716

North Dakota - 0.1%
County of Ward ND (Trinity Health Obligated Group)
Series 2017C
5.00%, 6/01/28-6/01/30	5,000	5,575,760

Ohio - 3.8%
City of Columbus OH
Series 2013-1
5.00%, 7/01/20	4,580	4,796,542
County of Allen OH Hospital Facilities Revenue (Mercy Health/OH)
Series 2017A
5.00%, 8/01/26-8/01/28	20,420	23,771,647
County of Cuyahoga /OH (County of Cuyahoga OH Lease)
Series 2010F
5.00%, 12/01/19-12/01/24	93,725	98,795,303
County of Cuyahoga /OH (MetroHealth System (The))

	Principal Amount (000)	U.S. $ Value
Series 2017
5.00%, 2/15/26-2/15/27	$5,455	$6,067,617
County of Franklin OH (Nationwide Children’s Hospital, Inc.)
Series 2017A
5.00%, 11/01/29-11/01/31	3,100	3,653,979
Hamilton County Convention Facilities Authority
Series 2014
5.00%, 12/01/22-12/01/23	3,440	3,795,105
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33 (c)	2,330	2,260,100
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016B
4.375%, 6/01/33 (c)	6,325	6,135,250
State of Ohio
Series 2011A
5.00%, 8/01/20-8/01/21	57,430	60,886,451
State of Ohio Major New State Infrastrucure Project
Series 20181
4.00%, 12/15/19	19,880	20,286,148
5.00%, 12/15/20	8,675	9,189,080
University of Cincinnati
Series 2010F
5.00%, 6/01/20-6/01/21	6,795	7,106,083
University of Toledo
Series 2010
5.00%, 6/01/21 (Pre-refunded/ETM)	2,610	2,726,197

		249,469,502

Oklahoma - 0.2%
Comanche County Memorial Hospital
Series 2015
5.00%, 7/01/20-7/01/28	9,270	9,682,344
McGee Creek Authority
NATL Series 1992
6.00%, 1/01/23	1,875	2,005,069

		11,687,413

Oregon - 0.5%
City of Portland OR Sewer System Revenue
Series 2013A
5.00%, 8/01/22	8,685	9,605,523
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront)
Series 2014A
5.00%, 10/01/24 (c)	1,000	1,073,620
Port of Portland OR Airport Revenue (Portland Intl Airport)
Series 2010-20C
5.00%, 7/01/23	1,405	1,463,996

	Principal Amount (000)	U.S. $ Value
State of Oregon Department of Administrative Services COP
Series 2009D
5.00%, 11/01/21 (Pre-refunded/ETM) (c)	$4,025	$4,128,563
5.00%, 11/01/21-11/01/23	10,275	10,536,601
5.00%, 11/01/22 (Pre-refunded/ETM) (c)	3,120	3,200,278
5.00%, 11/01/23 (Pre-refunded/ETM) (c)	1,115	1,143,689
Tri-County Metropolitan Transportation District of Oregon
Series 2018A
5.00%, 10/01/28	2,335	2,773,770

		33,926,040

Pennsylvania - 7.4%
Allegheny County Sanitary Authority
Series 2015
5.00%, 12/01/23	3,500	3,948,560
Beaver County Industrial Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 1/01/35 (c)	2,120	2,056,400
City of Philadelphia PA
Series 2013A
5.00%, 7/15/19-7/15/21	4,495	4,714,285
AGM Series 2017A
5.00%, 8/01/27-8/01/32	46,290	53,141,128
City of Philadelphia PA Airport Revenue (Philadelphia Intl Airport)
Series 2010A
5.00%, 6/15/21	6,225	6,490,496
Series 2010D
5.00%, 6/15/19-6/15/20	18,065	18,515,204
Series 2011A
5.00%, 6/15/19	4,025	4,076,922
City of Philadelphia PA Water & Wastewater Revenue
Series 2016
5.00%, 10/01/24-10/01/26	17,425	20,222,264
Commonwealth of Pennsylvania
Series 2016
5.00%, 9/15/24	9,575	10,931,873
Series 2017
5.00%, 1/01/25-1/01/27	130,480	149,968,745
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group)
Series 2017
5.00%, 7/01/25	6,000	6,643,620
Montgomery County Higher Education & Health Authority (Philadelphia Presbytery Homes Obligated Group)
Series 2017
5.00%, 12/01/27-12/01/32	5,000	5,392,205
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group)

	Principal Amount (000)	U.S. $ Value
Series 2018
5.00%, 9/01/26-9/01/30	$10,650	$12,419,680
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 6/30/26-12/31/28	51,190	57,018,675
Pennsylvania Turnpike Commission
Series 2009B
5.00%, 6/01/19	10,000	10,129,400
5.00%, 6/01/20 (Pre-refunded/ETM)	5,425	5,497,261
Series 2017B
5.00%, 6/01/28-6/01/30	13,255	15,029,095
Series 2019
5.00%, 12/01/22 (b)	5,250	5,634,352
Philadelphia Parking Authority (The)
Series 2009
5.00%, 9/01/19-9/01/20	21,700	22,516,330
5.125%, 9/01/22	9,080	9,501,494
School District of Philadelphia (The)
Series 2016D
5.00%, 9/01/24	8,360	9,390,872
Series 2016F
5.00%, 9/01/23-9/01/24	29,155	32,673,153
Southeastern Pennsylvania Transportation Authority
Series 2010
5.00%, 3/01/23 (Pre-refunded/ETM) (c)	3,870	4,010,674
5.00%, 3/01/23-3/01/24	2,830	2,926,360
5.00%, 3/01/24 (Pre-refunded/ETM) (c)	5,545	5,746,561

		478,595,609

Puerto Rico - 0.3%
Puerto Rico Highway & Transportation Authority
AGC Series 2007N
5.25%, 7/01/36	5,425	5,803,936
NATL Series 2005L
5.25%, 7/01/35	300	305,988
NATL Series 2007N
5.25%, 7/01/32	1,050	1,084,828
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico)
NATL Series 2007
6.00%, 7/01/25	3,250	3,531,385
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue
Series 2009A
5.375%, 8/01/20 (Pre-refunded/ETM)	10,315	10,525,839

		21,251,976

Rhode Island - 0.6%
Rhode Island Commerce Corp.
Series 2016B
5.00%, 6/15/27	10,565	12,256,667
Rhode Island Depositors Economic Protection Corp.
Series 1993A

	Principal Amount (000)	U.S. $ Value
6.375%, 8/01/22 (Pre-refunded/ETM) (c)	$5,780	$6,648,792
AGM Series 1993A
5.50%, 8/01/20 (Pre-refunded/ETM)	1,500	1,570,830
Tobacco Settlement Financing Corp./RI
Series 2015A
5.00%, 6/01/21-6/01/23	14,635	15,754,107

		36,230,396

South Carolina - 1.0%
Kershaw County School District/SC (Kershaw County School District/SC Lease)
Series 2015
5.00%, 12/01/21	1,185	1,277,347
Patriots Energy Group Financing Agency (Royal Bank of Canada)
Series 2018A
4.00%, 10/01/48	48,725	51,473,577
SCAGO Educational Facilities Corp. for Pickens School District (SCAGO Educational Facilities Corp. for Pickens School District Lease)
Series 2015
5.00%, 12/01/22-12/01/27	7,000	7,951,955
South Carolina Public Service Authority
Series 2016A
5.00%, 12/01/30-12/01/34	2,435	2,676,875

		63,379,754

South Dakota - 0.1%
South Dakota Health & Educational Facilities Authority (Regional Health System Obligated Group/SD)
Series 2017
5.00%, 9/01/29-9/01/30	7,025	8,077,096

Tennessee - 0.8%
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The))
Series 2006A
5.25%, 9/01/21	2,115	2,259,814
Series 2017A
4.00%, 5/01/48	50,910	52,897,017

		55,156,831

Texas - 9.5%
Austin Independent School District
Series 2014B
5.00%, 8/01/20-8/01/21	6,700	7,080,353
Bell County Health Facility Development Corp.
Series 1989
6.50%, 7/01/19 (Pre-refunded/ETM)	275	281,443
Brownsville Independent School District
Series 2013A
5.00%, 2/15/19	4,000	4,015,360
Central Texas Turnpike System
Series 2015A
5.00%, 8/15/42	19,480	20,164,722
Series 2015C

	Principal Amount (000)	U.S. $ Value
5.00%, 8/15/23-8/15/25	$4,860	$5,396,131
City of Dallas TX
Series 2014
5.00%, 2/15/21	7,500	7,970,325
Series 2015
5.00%, 2/15/21	3,240	3,443,180
City of Garland TX
Series 2010
5.00%, 2/15/24	3,800	3,927,756
City of Houston TX
Series 2017A
5.00%, 3/01/25	16,370	18,986,744
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2015
5.00%, 9/01/23-9/01/25	3,800	4,277,620
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2015B
5.00%, 7/15/20	6,400	6,595,200
Series 2018
5.00%, 7/15/28	9,135	10,340,363
City of Houston TX Combined Utility System Revenue
Series 2014C
5.00%, 5/15/23-5/15/28	24,850	28,104,309
City of San Antonio TX
Series 2014
5.00%, 2/01/21	3,905	4,151,249
City of San Antonio TX Electric & Gas Systems Revenue
Series 2009D
5.00%, 2/01/20	32,315	32,398,696
Series 2018
5.00%, 2/01/28	6,825	8,246,033
City of Waco TX
Series 2015
5.00%, 2/01/21	5,505	5,847,521
County of Harris TX
Series 2010A
5.00%, 10/01/23-10/01/25	17,725	18,657,322
Dallas Independent School District
Series 2011
5.00%, 2/15/22	5,165	5,498,866
Dallas/Fort Worth International Airport
Series 2012F
5.00%, 11/01/21-11/01/25	17,905	18,747,153
Series 2014A
5.25%, 11/01/28	11,550	12,802,597
Denton Independent School District
Series 2016
5.00%, 8/15/27	1,220	1,428,083
Grand Parkway Transportation Corp.
Series 2018
5.00%, 2/01/23	84,825	93,723,991
Harris County Hospital District
Series 2016
5.00%, 2/15/20-2/15/27	7,155	7,754,642
Houston Independent School District

	Principal Amount (000)	U.S. $ Value
Series 2016A
5.00%, 2/15/23	$5,070	$5,672,367
Irving Hospital Authority (Baylor Medical Center at Irving)
Series 2017A
5.00%, 10/15/26-10/15/31	3,220	3,623,389
Mission Economic Development Corp. (Natgasoline LLC)
Series 2018
4.625%, 10/01/31 (a)	10,680	10,863,696
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Corpus Christi I LLC)
Series 2017A
5.00%, 4/01/28	1,130	1,159,866
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Obligated Group)
Series 2017A
5.00%, 8/15/25-8/15/28	7,250	8,502,578
North Texas Tollway Authority
Series 2011D
5.00%, 9/01/24 (Pre-refunded/ETM) (c)	5,000	5,394,800
5.25%, 9/01/25 (Pre-refunded/ETM) (c)	18,130	19,678,665
5.25%, 9/01/26 (Pre-refunded/ETM) (c)	17,810	19,331,330
North Texas Tollway Authority (North Texas Tollway System)
Series 2014A
5.00%, 1/01/21-1/01/24	16,745	18,279,404
Series 2015B
5.00%, 1/01/23-1/01/28	12,275	13,897,660
San Antonio Water System
Series 2011A
5.00%, 5/15/23-5/15/26	21,200	22,087,109
Series 2013E
5.00%, 5/15/25	3,000	3,350,490
Spring Branch Independent School District
Series 2015A
5.00%, 2/01/23-2/01/24	6,715	7,563,457
Series 2015B
5.00%, 2/01/23-2/01/24	10,435	11,750,214
Spring Independent School District
Series 2011
5.00%, 8/15/20-8/15/21	8,365	8,786,685
State of Texas
Series 2011
5.00%, 10/01/22-10/01/25	33,370	36,112,983
5.00%, 10/01/23 (Pre-refunded/ETM) (c)	5,500	5,932,190
5.00%, 10/01/24 (Pre-refunded/ETM) (c)	5,440	5,867,475
5.00%, 10/01/25 (Pre-refunded/ETM) (c)	3,025	3,262,705
Series 2014A
5.00%, 10/01/23	13,680	15,508,469
Series 2015A
5.00%, 10/01/23	10,615	12,033,801
Texas Transportation Commission State Highway Fund

	Principal Amount (000)	U.S. $ Value
Series 2015
5.00%, 10/01/23	$16,920	$19,181,527
University of Houston
Series 2017A
5.00%, 2/15/19-2/15/21	19,955	20,746,945
University of Texas System (The)
Series 2016D
5.00%, 8/15/25	5,580	6,552,036

		614,979,500

Utah - 0.1%
Davis School District
Series 2017
5.00%, 6/01/22	1,015	1,118,439
Utah Transit Authority (Utah Transit Authority Sales Tax)
Series 2015A
5.00%, 6/15/26-6/15/28	5,455	6,260,042

		7,378,481

Virginia - 1.0%
Virginia College Building Authority (Virginia College Building Authority State Lease)
Series 2015A
5.00%, 2/01/23	4,345	4,867,443
Series 2015B
5.00%, 9/01/21	13,065	14,139,204
Series 2017E
5.00%, 2/01/27	36,590	43,983,741

		62,990,388

Washington - 7.0%
Chelan County Public Utility District No. 1
Series 2011A
5.00%, 7/01/20	3,110	3,250,914
Series 2011B
5.00%, 7/01/21	5,000	5,343,050
5.25%, 7/01/22	3,670	3,952,296
City of Seattle WA Drainage & Wastewater Revenue
Series 2016
5.00%, 4/01/20	3,910	4,064,680
City of Seattle WA Municipal Light & Power Revenue
Series 2016B
5.00%, 4/01/26	4,280	5,065,765
Series 2016C
5.00%, 10/01/21	11,130	12,057,463
City of Seattle WA Water System Revenue
Series 2017
5.00%, 8/01/20-8/01/22	9,440	10,138,226
County of Cowlitz WA (County of Cowlitz WA Spl Swr)
NATL Series 2002
5.50%, 11/01/19	510	525,081
County of King WA
Series 2015
5.00%, 7/01/23	2,485	2,808,497

	Principal Amount (000)	U.S. $ Value
County of King WA Sewer Revenue
Series 2011B
5.00%, 1/01/23 (Pre-refunded/ETM) (c)	$1,160	$1,230,052
5.00%, 1/01/23 (Pre-refunded/ETM)	3,255	3,454,857
Energy Northwest (Bonneville Power Administration)
Series 2012A
5.00%, 7/01/19-7/01/21	49,105	50,747,558
Series 2016A
5.00%, 7/01/25-7/01/27	50,640	59,761,704
Series 2017A
5.00%, 7/01/28-7/01/29	29,545	35,359,154
Franklin County School District No. 1 Pasco
Series 2015
5.00%, 12/01/23	4,750	5,403,790
Grant County Public Utility District No. 2
Series 2011I
5.00%, 1/01/20 (Pre-refunded/ETM)	1,780	1,836,604
5.00%, 1/01/21 (Pre-refunded/ETM)	6,570	6,980,034
5.00%, 1/01/23 (Pre-refunded/ETM)	5,375	5,710,454
King County School District No. 49 Tahoma
Series 2015
5.00%, 12/01/22	2,710	3,018,669
Port of Seattle WA
Series 2010B
5.00%, 6/01/22	1,995	2,076,975
Series 2015C
5.00%, 4/01/21-4/01/23	4,320	4,698,853
Series 2018A
5.00%, 5/01/25	8,320	9,503,936
Series 2018B
5.00%, 5/01/25	4,695	5,363,099
Snohomish County School District No. 2 Everett
Series 2014
5.00%, 12/01/21	3,600	3,931,668
State of Washington
Series 2012
5.00%, 7/01/22-7/01/23	27,935	30,814,989
Series 2012R
5.00%, 7/01/23-7/01/24	22,715	25,021,837
Series 20152
5.00%, 7/01/23	9,895	11,178,579
Series 2015A-1
5.00%, 8/01/23	8,010	9,063,555
Series 2015B
5.00%, 2/01/22	4,480	4,896,013
State of Washington (State of Washington Fed Hwy Grant)
Series 2012F-1
5.00%, 9/01/21-9/01/23	36,690	40,037,432
Series 2013C
5.00%, 9/01/19	6,060	6,186,715
State of Washington COP
Series 2015C
5.00%, 7/01/21-7/01/23	26,825	29,653,292
Washington Health Care Facilities Authority (Multicare Health System Obligated Group)
Series 2015B

	Principal Amount (000)	U.S. $ Value
5.00%, 8/15/28-8/15/30	$31,550	$36,079,674
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group)
Series 2017
5.00%, 8/15/25-8/15/30	15,880	17,788,737

		457,004,202

West Virginia - 0.2%
West Virginia Economic Development Authority
Series 2017
5.00%, 6/15/19-6/15/21	11,965	12,507,138
West Virginia Economic Development Authority (Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	3,830	3,689,286

		16,196,424

Wisconsin - 1.1%
State of Wisconsin
Series 2019A
5.00%, 5/01/25-5/01/29 (b)	57,500	68,238,255
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24 (a)	1,000	1,070,550
Wisconsin Public Finance Authority (Mary’s Woods at Marylhurst, Inc.)
Series 2017B-3
3.00%, 11/15/22 (a)	1,200	1,200,084
WPPI Energy
Series 2014A
5.00%, 7/01/29	1,000	1,127,050

		71,635,939

Total Municipal Obligations (cost $6,449,871,004)		6,529,576,849

GOVERNMENTS - TREASURIES - 0.1%
United States - 0.1%
U.S. Treasury Notes
2.125%, 11/30/23 (d)	4,000	3,927,500
2.50%, 5/31/20 (d)	1,500	1,498,594

Total Governments - Treasuries (cost $5,452,764)		5,426,094

SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bills - 0.1%
U.S. Treasury Bill
Zero Coupon, 1/24/19 (d)	6,500	6,490,804
Zero Coupon, 1/24/19	2,000	1,997,171

Total Short-Term Investments (cost $8,488,273)		8,487,975

Total Investments - 100.6% (cost $6,463,812,041) (j)		$6,543,490,918
Other assets less liabilities - (0.6)%		(36,010,798)

Net Assets - 100.0%		$6,507,480,120

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	8.38%	USD	505	$(81,162)	$(51,542)	$(29,620)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,677	(269,522)	(220,818)	(48,704)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	112	(18,000)	(14,302)	(3,698)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	277	(44,518)	(28,532)	(15,986)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	3,414	(548,686)	(433,071)	(115,615)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	3,451	(554,346)	(355,905)	(198,441)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	5,192	(834,441)	(521,703)	(312,738)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	647	(103,983)	(84,837)	(19,146)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	4,500	(723,225)	(438,888)	(284,337)

						$(3,177,883)	$(2,149,598)	$(1,028,285)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	123,114	8/31/20	2.235%	CPI	#	Maturity	$(2,112,833)
Barclays Bank PLC	USD	123,114	9/04/20	2.248%	CPI	#	Maturity	(2,113,912)
Barclays Bank PLC	USD	131,082	9/20/20	2.263%	CPI	#	Maturity	(2,238,085)
Barclays Bank PLC	USD	115,780	10/15/20	2.208%	CPI	#	Maturity	(1,791,721)
Barclays Bank PLC	USD	67,128	10/15/20	2.210%	CPI	#	Maturity	(1,042,109)
Citibank, NA	USD	84,230	10/17/20	2.220%	CPI	#	Maturity	(1,314,064)
JPMorgan Chase Bank, NA	USD	126,182	8/30/20	2.210%	CPI	#	Maturity	(2,097,095)

								$(12,709,819)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate market value of these securities amounted to $51,218,490 or 0.8% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(e)	Illiquid security.
(f)	Non-income producing security.
(g)	Defaulted matured security.
(h)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2018.
(i)	Defaulted.
(j)

As of December 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $112,039,544 and gross unrealized depreciation of investments was $(46,098,771), resulting in net unrealized appreciation of $65,940,773.

As of December 31, 2018, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.6% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
COP	-	Certificate of Participation
CPIYOYX	-	Consumer Price Index Year Over Year Change
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
OSF	-	Order of St. Francis
SD	-	School District

Sanford C. Bernstein Fund, Inc.

Intermediate Diversified Municipal Portfolio

December 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$6,381,997,100		$147,579,749		$6,529,576,849
Governments - Treasuries		– 0	–	5,426,094		– 0	–	5,426,094
Short-Term Investments		– 0	–	8,487,975		– 0	–	8,487,975

Total Investments in Securities		– 0	–	6,395,911,169		147,579,749		6,543,490,918
Other Financial Instruments (a):
Assets		– 0	–	– 0	–	– 0	–	– 0	–
Liabilities:
Credit Default Swaps		– 0	–	(3,177,883)		– 0	–	(3,177,883)
Inflation (CPI) Swaps		– 0	–	(12,709,819)		– 0	–	(12,709,819)

Total (b)	$	– 0	–	$6,380,023,467		$147,579,749		$6,527,603,216

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/18	$148,218,121		$148,218,121
Accrued discounts/(premiums)	(369,336)		(369,336)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	52,210		52,210
Purchases	– 0	–	– 0	–
Sales	(321,246)		(321,246)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/18	$147,579,749		$147,579,749

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/18	$53,192		$53,192

As of December 31, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Overlay A Portfolio

Schedule of Investments

December 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 48.9%
Information Technology - 9.8%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	2,090	$440,363
Ciena Corp. (a)	11,335	384,370
Cisco Systems, Inc.	228,575	9,904,154
Finisar Corp. (a)	26,190	565,704
NetScout Systems, Inc. (a)	16,430	388,241
Nokia Oyj (Sponsored ADR)-Class A	1,073,739	6,249,161

		17,931,993

Electronic Equipment, Instruments & Components - 0.3%
Anixter International, Inc. (a)	2,214	120,243
Avnet, Inc.	12,400	447,640
CDW Corp./DE	57,844	4,688,256
Littelfuse, Inc.	2,850	488,718

		5,744,857

IT Services - 2.1%
Amdocs Ltd.	6,360	372,569
Booz Allen Hamilton Holding Corp.	9,025	406,757
Cognizant Technology Solutions Corp.-Class A	90,607	5,751,732
Fidelity National Information Services, Inc.	80,065	8,210,666
Genpact Ltd.	20,030	540,610
Total System Services, Inc.	81,658	6,637,979
Twilio, Inc.-Class A (a)	6,150	549,195
Visa, Inc.-Class A	139,810	18,446,531

		40,916,039

Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro Devices, Inc. (a)	23,710	437,687
Cree, Inc. (a)	7,200	307,980
Cypress Semiconductor Corp.	28,670	364,682
Intel Corp.	178,132	8,359,735
Kulicke & Soffa Industries, Inc.	9,018	182,795
MaxLinear, Inc.-Class A (a)	16,189	284,926
Mellanox Technologies Ltd. (a)	1,980	182,912
Semtech Corp. (a)	9,120	418,335
Texas Instruments, Inc.	73,534	6,948,963
Universal Display Corp.	3,390	317,202
Xilinx, Inc.	94,410	8,040,900

		25,846,117

Software - 3.2%
2U, Inc. (a)	6,339	315,175
Adobe, Inc. (a)	36,499	8,257,534
ANSYS, Inc. (a)	2,580	368,785
Aspen Technology, Inc. (a)	6,437	528,993
CommVault Systems, Inc. (a)	4,052	239,433
Guidewire Software, Inc. (a)	5,632	451,855
HubSpot, Inc. (a)	3,830	481,546
Microsoft Corp. (b)	340,596	34,594,336
New Relic, Inc. (a)	6,088	492,945

Company	Shares	U.S. $ Value
Nuance Communications, Inc. (a)	30,944	$409,389
Nutanix, Inc.-Class A (a)	6,920	287,803
Oracle Corp. (b)	302,895	13,675,709
SailPoint Technologies Holding, Inc. (a)	21,592	507,196
Splunk, Inc. (a)	3,328	348,941
Tableau Software, Inc.-Class A (a)	4,600	552,000
Trade Desk, Inc. (The)-Class A (a)	4,476	519,484
Verint Systems, Inc. (a)	11,515	487,200
Zendesk, Inc. (a)	9,260	540,506

		63,058,830

Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc. (b)	170,698	26,925,902
HP, Inc.	286,710	5,866,086
NCR Corp. (a)	21,296	491,512
Pure Storage, Inc.-Class A (a)	27,170	436,894
Xerox Corp.	245,272	4,846,575

		38,566,969

		192,064,805

Financials - 7.2%
Banks - 3.4%
Associated Banc-Corp.	17,890	354,043
Bank of America Corp.	703,170	17,326,109
Cadence BanCorp	24,599	412,771
Citigroup, Inc.	162,381	8,453,555
Comerica, Inc.	5,900	405,271
Huntington Bancshares, Inc./OH	20,922	249,390
JPMorgan Chase & Co.	215,821	21,068,446
Sterling Bancorp./DE	25,150	415,227
SVB Financial Group (a)	2,157	409,657
Synovus Financial Corp.	10,765	344,372
Texas Capital Bancshares, Inc. (a)	7,767	396,816
Umpqua Holdings Corp.	26,642	423,608
Webster Financial Corp.	7,901	389,440
Wells Fargo & Co. (b)	337,061	15,531,771
Wintrust Financial Corp.	6,950	462,106
Zions Bancorp NA	14,822	603,848

		67,246,430

Capital Markets - 0.7%
Affiliated Managers Group, Inc.	2,985	290,859
Goldman Sachs Group, Inc. (The)	48,705	8,136,170
Lazard Ltd.-Class A	15,107	557,599
S&P Global, Inc.	28,708	4,878,638
Stifel Financial Corp.	11,231	465,188

		14,328,454

Consumer Finance - 0.3%
OneMain Holdings, Inc. (a)	10,230	248,486
Synchrony Financial	232,719	5,459,588

		5,708,074

Company	Shares	U.S. $ Value
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc.-Class B (a)	100,536	$20,527,441

Insurance - 1.7%
American Financial Group, Inc./OH	4,712	426,577
Everest Re Group Ltd.	58,475	12,733,516
Fidelity National Financial, Inc.	255,789	8,042,006
First American Financial Corp.	9,832	438,901
Hanover Insurance Group, Inc. (The)	2,550	297,764
Kemper Corp.	830	55,095
Old Republic International Corp.	17,521	360,407
Progressive Corp. (The)	154,144	9,299,508
Reinsurance Group of America, Inc.-Class A	5,240	734,805
Selective Insurance Group, Inc.	5,084	309,819

		32,698,398

Thrifts & Mortgage Finance - 0.0%
BankUnited, Inc.	15,418	461,615
Essent Group Ltd. (a)	11,969	409,100

		870,715

		141,379,512

Health Care - 6.2%
Biotechnology - 1.4%
Aimmune Therapeutics, Inc. (a)	8,300	198,536
Allogene Therapeutics, Inc. (a)	5,782	155,709
Ascendis Pharma A/S (Sponsored ADR) (a)	3,265	204,552
BeiGene Ltd. (Sponsored ADR) (a)	1,714	240,406
Biogen, Inc. (a)	30,717	9,243,360
Biohaven Pharmaceutical Holding Co., Ltd. (a)	6,011	222,287
Blueprint Medicines Corp. (a)	3,343	180,221
Exact Sciences Corp. (a)	11,856	748,113
Gilead Sciences, Inc.	169,891	10,626,682
Incyte Corp. (a)	4,030	256,268
Loxo Oncology, Inc. (a)	1,902	266,413
Madrigal Pharmaceuticals, Inc. (a)	1,300	146,536
Neurocrine Biosciences, Inc. (a)	5,480	391,327
Rubius Therapeutics, Inc. (a)	10,594	170,351
Sage Therapeutics, Inc. (a)	2,428	232,578
Sarepta Therapeutics, Inc. (a)	2,920	318,660
Ultragenyx Pharmaceutical, Inc. (a)	3,823	166,224
Vertex Pharmaceuticals, Inc. (a)	27,315	4,526,369

		28,294,592

Health Care Equipment & Supplies - 0.8%
AxoGen, Inc. (a)	12,693	259,318
Edwards Lifesciences Corp. (a)	43,385	6,645,280
Inogen, Inc. (a)	2,780	345,193
Medtronic PLC	83,078	7,556,775
Penumbra, Inc. (a)	4,466	545,745

		15,352,311

Company	Shares	U.S. $ Value
Health Care Providers & Services - 1.8%
Amedisys, Inc. (a)	5,710	$668,698
Anthem, Inc.	49,508	13,002,286
Guardant Health, Inc. (a)	3,934	147,879
Molina Healthcare, Inc. (a)	3,205	372,485
UnitedHealth Group, Inc.	80,358	20,018,785
WellCare Health Plans, Inc. (a)	1,231	290,627

		34,500,760

Health Care Technology - 0.0%
Teladoc Health, Inc. (a)	11,680	578,978

Life Sciences Tools & Services - 0.1%
ICON PLC (a)	8,838	1,141,958

Pharmaceuticals - 2.1%
GW Pharmaceuticals PLC (Sponsored ADR) (a)	1,389	135,275
Merck & Co., Inc.	154,151	11,778,678
Pfizer, Inc.	438,885	19,157,330
Revance Therapeutics, Inc. (a)	6,746	135,797
Zoetis, Inc.	106,955	9,148,930

		40,356,010

		120,224,609

Consumer Discretionary - 5.7%
Auto Components - 0.5%
Cooper-Standard Holdings, Inc. (a)	4,392	272,831
Lear Corp.	2,378	292,161
Magna International, Inc.-Class A	194,532	8,841,479

		9,406,471

Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	6,609	736,573
Chegg, Inc. (a)	22,257	632,544
Grand Canyon Education, Inc. (a)	6,172	593,376
Houghton Mifflin Harcourt Co. (a)	31,112	275,652
Sotheby’s (a)	9,917	394,102

		2,632,247

Hotels, Restaurants & Leisure - 0.6%
Bloomin’ Brands, Inc.	25,010	447,429
Chipotle Mexican Grill, Inc.-Class A (a)	1,070	462,015
Hilton Grand Vacations, Inc. (a)	22,340	589,553
McDonald’s Corp.	51,858	9,208,425
Planet Fitness, Inc. (a)	13,398	718,401

		11,425,823

Household Durables - 0.0%
Lennar Corp.-Class A	9,767	382,378
Taylor Morrison Home Corp.-Class A (a)	20,020	318,318

		700,696

Company	Shares	U.S. $ Value
Internet & Direct Marketing Retail - 0.4%
Booking Holdings, Inc. (a)	3,694	$6,362,619
Etsy, Inc. (a)	12,124	576,739
GrubHub, Inc. (a)	7,210	553,800
Wayfair, Inc.-Class A (a)	4,950	445,896

		7,939,054

Multiline Retail - 0.3%
Dollar General Corp.	51,944	5,614,108
Ollie’s Bargain Outlet Holdings, Inc. (a)	6,889	458,187

		6,072,295

Specialty Retail - 3.1%
AutoZone, Inc. (a)	13,424	11,253,876
Burlington Stores, Inc. (a)	4,520	735,268
Five Below, Inc. (a)	6,378	652,597
Home Depot, Inc. (The)	100,859	17,329,593
Michaels Cos., Inc. (The) (a)	23,690	320,763
National Vision Holdings, Inc. (a)	15,493	436,438
Ross Stores, Inc.	127,349	10,595,437
Signet Jewelers Ltd.	8,210	260,832
TJX Cos., Inc. (The)	308,198	13,788,779
Ulta Salon Cosmetics & Fragrance, Inc. (a)	16,567	4,056,264

		59,429,847

Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc.-Class B	171,693	12,729,319
Skechers U.S.A., Inc.-Class A (a)	13,629	311,968

		13,041,287

		110,647,720

Communication Services - 5.3%
Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	254,649	14,316,367

Entertainment - 0.6%
Take-Two Interactive Software, Inc. (a)	3,071	316,129
Walt Disney Co. (The) (b)	102,870	11,279,695

		11,595,824

Interactive Media & Services - 2.7%
Alphabet, Inc.-Class C (a)(b)	34,087	35,300,838
Facebook, Inc.-Class A (a)(b)	125,800	16,491,122

		51,791,960

Media - 1.0%
Comcast Corp.-Class A	538,922	18,350,294
Criteo SA (Sponsored ADR) (a)	8,904	202,299
Scholastic Corp.	5,820	234,313

		18,786,906

Company	Shares	U.S. $ Value
Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. (a)	98,765	$6,282,442

		102,773,499

Consumer Staples - 4.0%
Beverages - 1.0%
Constellation Brands, Inc.-Class A	40,196	6,464,321
Cott Corp.	30,441	424,348
PepsiCo, Inc.	111,065	12,270,461

		19,159,130

Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	54,677	11,138,252
US Foods Holding Corp. (a)	263,306	8,331,001
Walmart, Inc.	179,825	16,750,699

		36,219,952

Food Products - 0.0%
Ingredion, Inc.	4,179	381,961
Nomad Foods Ltd. (a)	26,070	435,890

		817,851

Household Products - 0.7%
Procter & Gamble Co. (The)	143,848	13,222,508

Tobacco - 0.5%
Altria Group, Inc.	184,303	9,102,725

		78,522,166

Industrials - 3.4%
Aerospace & Defense - 1.5%
AAR Corp.	3,567	133,192
Boeing Co. (The)	34,621	11,165,272
Hexcel Corp.	8,411	482,287
Northrop Grumman Corp.	32,099	7,861,045
Raytheon Co.	61,331	9,405,109

		29,046,905

Air Freight & Logistics - 0.0%
Atlas Air Worldwide Holdings, Inc. (a)	4,990	210,528
Expeditors International of Washington, Inc.	5,198	353,932
XPO Logistics, Inc. (a)	6,780	386,731

		951,191

Airlines - 0.4%
Alaska Air Group, Inc.	8,380	509,923
Delta Air Lines, Inc.	132,431	6,608,307
Hawaiian Holdings, Inc.	11,100	293,151
SkyWest, Inc.	9,307	413,882

		7,825,263

Building Products - 0.1%
Armstrong World Industries, Inc.	8,011	466,320
Lennox International, Inc.	2,610	571,225

		1,037,545

Company	Shares	U.S. $ Value
Commercial Services & Supplies - 0.0%
Copart, Inc. (a)	6,430	$307,226
Steelcase, Inc.-Class A	20,505	304,089

		611,315

Construction & Engineering - 0.1%
AECOM (a)	10,732	284,398
Dycom Industries, Inc. (a)	5,230	282,629
Granite Construction, Inc.	7,770	312,976
Jacobs Engineering Group, Inc.	7,580	443,127
Quanta Services, Inc.	14,222	428,082
Tutor Perini Corp. (a)	17,250	275,482

		2,026,694

Electrical Equipment - 0.1%
AMETEK, Inc.	6,826	462,120
EnerSys	4,498	349,090
Regal Beloit Corp.	6,264	438,793

		1,250,003

Industrial Conglomerates - 0.6%
Carlisle Cos., Inc.	2,764	277,837
Honeywell International, Inc.	82,830	10,943,500

		11,221,337

Machinery - 0.1%
Gardner Denver Holdings, Inc. (a)	22,360	457,262
Gates Industrial Corp. PLC (a)	21,191	280,569
IDEX Corp.	5,078	641,148
Lincoln Electric Holdings, Inc.	6,492	511,894
Nordson Corp.	5,100	608,685
Oshkosh Corp.	6,320	387,479
SPX FLOW, Inc. (a)	4,886	148,632
Terex Corp.	8,350	230,210

		3,265,879

Professional Services - 0.0%
CoStar Group, Inc. (a)	1,040	350,834

Road & Rail - 0.4%
Knight-Swift Transportation Holdings, Inc.	16,670	417,917
Norfolk Southern Corp.	50,482	7,549,078

		7,966,995

Trading Companies & Distributors - 0.1%
BMC Stock Holdings, Inc. (a)	16,312	252,510
MRC Global, Inc. (a)	22,770	278,477
SiteOne Landscape Supply, Inc. (a)	6,444	356,160
United Rentals, Inc. (a)	4,300	440,879

		1,328,026

		66,881,987

Company	Shares	U.S. $ Value
Real Estate - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.5%
American Campus Communities, Inc.	13,810	$571,596
Camden Property Trust	6,558	577,432
CubeSmart	312,698	8,971,306
Empire State Realty Trust, Inc.-Class A	32,765	466,246
MGM Growth Properties LLC-Class A	13,146	347,186
Mid-America Apartment Communities, Inc.	164,538	15,746,287
Park Hotels & Resorts, Inc.	16,508	428,878
Regency Centers Corp.	204,199	11,982,397
STAG Industrial, Inc.	19,670	489,390
Sun Communities, Inc.	89,948	9,148,610

		48,729,328

Real Estate Management & Development - 0.4%
CBRE Group, Inc.-Class A (a)	186,904	7,483,636

		56,212,964

Energy - 2.4%
Energy Equipment & Services - 0.3%
Cactus, Inc.-Class A (a)	11,001	301,537
Dril-Quip, Inc. (a)	7,088	212,853
Helix Energy Solutions Group, Inc. (a)	20,140	108,957
National Oilwell Varco, Inc.	163,036	4,190,025
Oceaneering International, Inc. (a)	20,390	246,719
Oil States International, Inc. (a)	15,570	222,340
Patterson-UTI Energy, Inc.	23,870	247,055
RPC, Inc.	24,160	238,459

		5,767,945

Oil, Gas & Consumable Fuels - 2.1%
Chevron Corp.	115,056	12,516,942
EOG Resources, Inc.	81,497	7,107,353
Exxon Mobil Corp.	91,372	6,230,657
HollyFrontier Corp.	4,470	228,506
Marathon Petroleum Corp.	108,013	6,373,847
Matador Resources Co. (a)	8,430	130,918
Oasis Petroleum, Inc. (a)	42,850	236,961
QEP Resources, Inc. (a)	55,647	313,293
Royal Dutch Shell PLC (Sponsored ADR)	109,448	6,560,313
SM Energy Co.	18,640	288,547
SRC Energy, Inc. (a)	22,380	105,186

		40,092,523

		45,860,468

Utilities - 1.5%
Electric Utilities - 1.0%
Alliant Energy Corp.	12,913	545,574
American Electric Power Co., Inc.	230,278	17,210,978
PNM Resources, Inc.	9,320	382,959
Portland General Electric Co.	9,468	434,108

		18,573,619

Company	Shares	U.S. $ Value
Gas Utilities - 0.0%
Southwest Gas Holdings, Inc.	5,050	$386,325

Multi-Utilities - 0.5%
Black Hills Corp.	5,257	330,034
NiSource, Inc.	410,342	10,402,170

		10,732,204

		29,692,148

Materials - 0.5%
Chemicals - 0.5%
LyondellBasell Industries NV-Class A	95,420	7,935,127
Orion Engineered Carbons SA	12,467	315,166
PolyOne Corp.	14,694	420,248
Trinseo SA	8,090	370,360

		9,040,901

Containers & Packaging - 0.0%
Graphic Packaging Holding Co.	33,953	361,260
Sealed Air Corp.	2,780	96,855

		458,115

Metals & Mining - 0.0%
Alcoa Corp. (a)	12,360	328,529

		9,827,545

Total Common Stocks (cost $805,091,345)		954,087,423

INVESTMENT COMPANIES - 40.7%
Funds and Investment Trusts - 40.7% (c)
AB All Market Real Return Portfolio-Class Z (d)	24,240,011	185,920,887
Bernstein Fund, Inc.-International Small Cap Portfolio-Class Z (d)	8,510,716	81,532,658
Bernstein Fund, Inc.-International Strategic Equities Portfolio-Class Z (d)	26,050,328	274,830,961
Bernstein Fund, Inc.-Small Cap Core Portfolio-Class Z (d)	4,084,688	38,804,533
Sanford C. Bernstein Fund, Inc.-Emerging Markets Portfolio-Class Z (d)	1,480,202	34,636,717
Sanford C. Bernstein Fund, Inc.-International Portfolio-Class Z (d)	10,675,857	150,636,339
SPDR S&P 500 ETF Trust	106,123	26,522,260

Total Investment Companies (cost $849,814,587)		792,884,355

SHORT-TERM INVESTMENTS - 10.5%
Investment Companies - 10.1%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.31% (c)(d)(e) (cost $197,243,518)	197,243,518	197,243,518

	Principal Amount (000)	U.S. $ Value
U.S. Treasury Bills - 0.4%
U.S. Treasury Bill
Zero Coupon, 1/03/19-3/28/19 (cost $7,976,668)	$8,000	$7,977,701

Total Short-Term Investments (cost $205,220,186)		205,221,219

Total Investments - 100.1% (cost $1,860,126,118) (f)		1,952,192,997
Other assets less liabilities - (0.1)%		(1,373,043)

Net Assets - 100.0%		$1,950,819,954

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at December 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	245	March 2019	AUD	24,500	$22,627,737	$22,895,149	$267,412
Euro Buxl 30 Yr Bond Futures	35	March 2019	EUR	3,500	7,202,342	7,243,086	40,744
Euro-BOBL Futures	116	March 2019	EUR	11,600	17,566,398	17,612,831	46,433
Euro-Bund Futures	75	March 2019	EUR	7,500	13,984,360	14,053,193	68,833
FTSE 100 Index Futures	114	March 2019	GBP	1	9,686,381	9,675,818	(10,563)
Japan 10 Yr Bond (OSE) Futures	11	March 2019	JPY	1,100,000	15,236,276	15,302,952	66,676
MSCI Emerging Markets Futures	3,653	March 2019	USD	183	178,308,388	176,586,020	(1,722,368)
TOPIX Index Futures	239	March 2019	JPY	2,390	34,570,210	32,566,626	(2,003,584)
U.S. T-Note 2 Yr (CBT) Futures	566	March 2019	USD	113,200	119,382,299	120,168,875	786,576
U.S. T-Note 10 Yr (CBT) Futures	1,237	March 2019	USD	123,700	147,453,087	150,933,328	3,480,241
U.S. Ultra Bond (CBT) Futures	309	March 2019	USD	30,900	47,293,757	49,642,781	2,349,024
Sold Contracts
10 Yr Canadian Bond Futures	135	March 2019	CAD	13,500	13,367,053	13,524,722	(157,669)
Euro STOXX 50 Index Futures	1,036	March 2019	EUR	10	35,529,158	35,301,281	227,877
Hang Seng Index Futures	205	January 2019	HKD	10	33,473,131	33,842,475	(369,344)
Long Gilt Futures	201	March 2019	GBP	20,100	31,311,144	31,555,483	(244,339)
Russell 2000 E-Mini Futures	38	March 2019	USD	2	2,773,211	2,563,100	210,111
S&P 500 E-Mini Futures	6,287	March 2019	USD	314	826,294,692	787,509,620	38,785,072
S&P Mid 400 E-Mini Futures	12	March 2019	USD	1	2,137,422	1,994,640	142,782
S&P TSX 60 Index Futures	193	March 2019	CAD	39	24,845,689	24,239,511	606,178
SPI 200 Futures	352	March 2019	AUD	9	34,150,088	34,468,628	(318,540)

							$42,251,552

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CAD	39,011	USD	29,359	2/14/19	$753,741
Bank of America, NA	USD	39,603	CAD	52,845	2/14/19	(853,613)
Barclays Bank PLC	CHF	19,328	USD	19,529	2/14/19	(210,613)
Barclays Bank PLC	USD	35,295	CAD	46,153	2/14/19	(1,452,073)
BNP Paribas SA	AUD	52,744	USD	38,086	2/14/19	906,071
BNP Paribas SA	CAD	18,957	USD	14,702	2/14/19	801,125
BNP Paribas SA	NZD	3,227	USD	2,212	2/14/19	44,562
BNP Paribas SA	USD	53,218	AUD	74,452	2/14/19	(735,118)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	34,495	JPY	3,888,155	2/14/19	$1,086,534
Citibank, NA	EUR	16,335	USD	18,826	2/14/19	44,661
Citibank, NA	USD	49,523	JPY	5,548,046	2/14/19	1,247,723
Credit Suisse International	JPY	9,129,861	USD	81,636	2/14/19	(1,912,975)
Credit Suisse International	USD	27,538	AUD	38,240	2/14/19	(581,976)
Credit Suisse International	USD	3,932	CHF	3,883	2/14/19	34,260
Credit Suisse International	USD	13,560	NOK	109,846	2/14/19	(831,227)
Goldman Sachs Bank USA	CAD	23,209	USD	17,908	2/14/19	889,316
Goldman Sachs Bank USA	USD	22,364	GBP	17,439	2/14/19	(89,718)
JPMorgan Chase Bank, NA	SEK	128,061	USD	14,270	2/14/19	(228,258)
JPMorgan Chase Bank, NA	USD	81,220	EUR	70,946	2/14/19	352,371
JPMorgan Chase Bank, NA	USD	114,812	JPY	12,809,291	2/14/19	2,407,456
JPMorgan Chase Bank, NA	USD	13,650	NOK	115,991	2/14/19	(209,322)
JPMorgan Chase Bank, NA	USD	27,662	NZD	41,484	2/14/19	202,788
JPMorgan Chase Bank, NA	USD	28,474	SEK	255,393	2/14/19	439,906
Morgan Stanley & Co., Inc.	CAD	33,774	USD	25,136	2/14/19	370,593
Morgan Stanley & Co., Inc.	USD	15,488	JPY	1,746,355	2/14/19	493,040
Natwest Markets PLC	USD	629	NOK	5,294	2/14/19	(15,383)
State Street Bank & Trust Co.	AUD	3,002	USD	2,141	2/14/19	24,305
State Street Bank & Trust Co.	EUR	12,454	USD	14,509	2/14/19	189,449
State Street Bank & Trust Co.	EUR	10,801	USD	12,279	2/14/19	(139,294)
State Street Bank & Trust Co.	GBP	2,580	USD	3,387	2/14/19	91,687
State Street Bank & Trust Co.	JPY	1,519,444	USD	13,690	2/14/19	(214,650)
State Street Bank & Trust Co.	USD	891	CAD	1,155	2/14/19	(43,530)
UBS AG	AUD	38,444	USD	27,211	2/14/19	111,389
UBS AG	CHF	15,173	USD	15,184	2/14/19	(312,390)
UBS AG	EUR	36,740	USD	41,941	2/14/19	(300,947)
UBS AG	JPY	12,118,008	USD	107,379	2/14/19	(3,515,215)
UBS AG	USD	11,017	EUR	9,615	2/14/19	38,653
UBS AG	USD	27,440	JPY	3,071,604	2/14/19	669,224

						$(447,448)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
Goldman Sachs International S&P 500 Total Return Index	27,815	LIBOR Plus 0.50%	Maturity	USD 150,926	1/15/19	$13,101,640

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of December 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $181,413,347 and gross unrealized depreciation of investments was $(34,440,724), resulting in net unrealized appreciation of $146,972,623.

Currency Abbreviations:
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar
Glossary:
ADR	-	American Depositary Receipt
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
OSE	-	Osaka Securities Exchange
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay A Portfolio

December 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$954,087,423		$	– 0	–	$	– 0	–	$954,087,423
Investment Companies	792,884,355			– 0	–		– 0	–	792,884,355
Short-Term Investments:
Investment Companies	197,243,518			– 0	–		– 0	–	197,243,518
U.S. Treasury Bills	– 0	–		7,977,701			– 0	–	7,977,701

Total Investments in Securities	1,944,215,296			7,977,701			– 0	–	1,952,192,997
Other Financial Instruments (b):
Assets:
Futures	46,850,082			227,877			– 0	–	47,077,959
Forward Currency Exchange Contracts	– 0	–		11,198,854			– 0	–	11,198,854
Total Return Swaps	– 0	–		13,101,640			– 0	–	13,101,640
Liabilities:
Futures	(2,124,376)			(2,702,031)			– 0	–	(4,826,407)
Forward Currency Exchange Contracts	– 0	–		(11,646,302)			– 0	–	(11,646,302)

Total (c)	$1,988,941,002			$18,157,739		$	– 0	–	$2,007,098,741

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2018 is as follows:

Distributions
Affiliated Issuer	Market Value 9/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 12/31/18 (000)	Dividend Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$391,778	$3,693	$170,283	$125	$(39,392)	$185,921	$3,693	$	– 0	–
Bernstein Fund, Inc. - International Small Cap Portfolio	96,171	7,590	– 0	–	– 0	–	(22,228)	81,533	2,426	5,144
Bernstein Fund, Inc. - International Strategic Equities Portfolio	315,933	8,612	– 0	–	– 0	–	(49,714)	274,831	5,321	3,291
Bernstein Fund, Inc. - Small Cap Core Portfolio	49,000	3,099	– 0	–	– 0	–	(13,294)	38,805	692	2,407
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	38,844	2,713	– 0	–	– 0	–	(6,920)	34,637	537	2,176
Sanford C. Bernstein Fund, Inc. - International Portfolio	176,840	8,466	– 0	–	– 0	–	(34,670)	150,636	3,984	4,482
Government Money Market Portfolio	26,860	416,534	246,150	– 0	–	– 0	–	197,244	– 0	–	642

Total	$1,095,426	$450,707	$416,433	$125	$(166,218)	$963,607	$16,653	$18,142

Sanford C. Bernstein Fund, Inc.

Overlay B Portfolio

Schedule of Investments

December 31, 2018 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 23.5%
Japan - 1.8%
Japanese Government CPI Linked Bond
Series 21
0.10%, 3/10/26	JPY	775,287	$7,304,484
Series 22
0.10%, 3/10/27		640,138	6,033,255
Series 23
0.10%, 3/10/28		875,624	8,244,706

			21,582,445

New Zealand - 0.1%
New Zealand Government Inflation Linked Bond
Series 925
2.00%, 9/20/25 (a)	NZD	975	687,570

United States - 21.6%
U.S. Treasury Inflation Index
0.125%, 4/15/19-7/15/26(TIPS)	U.S.$	98,865	95,614,850
0.375%, 7/15/23-7/15/27 (TIPS)		55,206	53,153,011
0.625%, 7/15/21-1/15/26 (TIPS)		61,083	60,055,617
0.75%, 7/15/28 (TIPS)		4,377	4,286,148
1.25%, 7/15/20 (TIPS)		3,032	3,025,460
1.75%, 1/15/28 (TIPS)		2,595	2,756,521
2.00%, 1/15/26 (TIPS)		7,612	8,125,100
2.375%, 1/15/25-1/15/27 (TIPS)		25,038	27,499,904
2.50%, 1/15/29 (TIPS)		3,881	4,419,282

			258,935,893

Total Inflation-Linked Securities (cost $288,816,528)			281,205,908

	Shares
INVESTMENT COMPANIES - 17.5%
Funds and Investment Trusts - 17.5% (b)
AB All Market Real Return Portfolio-Class Z (c)		6,687,240	51,291,133
iShares Core MSCI EAFE ETF		397,000	21,835,000
SPDR S&P 500 ETF Trust		524,541	131,093,287
SPDR S&P MidCap 400 ETF Trust		16,292	4,931,099

Total Investment Companies (cost $209,919,290)			209,150,519

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 15.8%
Australia - 0.5%
Australia Government Bond
Series 142
4.25%, 4/21/26 (a)	AUD	1,036	829,735

	Principal Amount (000)		U.S. $ Value
Series 152
2.75%, 11/21/28 (a)	AUD	7,060	$5,157,744

			5,987,479

Belgium - 0.4%
Kingdom of Belgium Government Bond
Series 72
2.60%, 6/22/24 (a)	EUR	1,489	1,938,692
Series 79
0.20%, 10/22/23 (a)		2,765	3,203,701

			5,142,393

Canada - 1.3%
Canadian Government Bond
1.75%, 3/01/23	CAD	18,830	13,715,197
2.00%, 6/01/28		2,410	1,770,252

			15,485,449

France - 0.8%
French Republic Government Bond OAT
0.75%, 5/25/28 (a)	EUR	734	848,162
1.00%, 5/25/27 (a)		4,841	5,767,438
1.75%, 6/25/39 (a)		1,045	1,282,700
2.50%, 5/25/30 (a)		131	177,140
3.50%, 4/25/26 (a)		823	1,162,160

			9,237,600

Germany - 1.0%
Bundesrepublik Deutschland Bundesanleihe
0.50%, 2/15/28 (a)		2,220	2,618,650
1.00%, 8/15/24 (a)		48	58,947
2.50%, 7/04/44-8/15/46 (a)		4,924	7,858,671
Series 3
4.75%, 7/04/34 (a)		920	1,718,314

			12,254,582

Ireland - 0.2%
Ireland Government Bond
1.00%, 5/15/26 (a)		1,772	2,090,526

Italy - 0.9%
Italy Buoni Poliennali Del Tesoro
1.20%, 4/01/22		685	784,446
1.35%, 4/15/22		3,038	3,493,284
1.85%, 5/15/24		690	787,310
2.05%, 8/01/27		669	738,238
2.20%, 6/01/27		4,395	4,917,536
4.00%, 9/01/20		111	134,553

			10,855,367

Japan - 1.0%
Japan Government Thirty Year Bond
Series 30
2.30%, 3/20/39	JPY	37,900	464,396

	Principal Amount (000)		U.S. $ Value
Series 36
2.00%, 3/20/42	JPY	35,600	$424,153
Japan Government Twenty Year Bond
Series 112
2.10%, 6/20/29		208,100	2,307,393
Series 128
1.90%, 6/20/31		169,750	1,884,790
Series 143
1.60%, 3/20/33		176,850	1,923,043
Series 150
1.40%, 9/20/34		387,400	4,127,071
Series 158
0.50%, 9/20/36		58,200	539,005

			11,669,851

Malaysia - 0.3%
Malaysia Government Bond
Series 0313
3.48%, 3/15/23	MYR	2,640	629,489
Series 3/04
5.734%, 7/30/19		5,080	1,245,154
Series 414
3.654%, 10/31/19		5,727	1,387,783
Series 515
3.759%, 3/15/19		1,361	329,637

			3,592,063

Singapore - 0.0%
Singapore Government Bond
3.375%, 9/01/33	SGD	341	283,018

Spain - 0.7%
Spain Government Bond
1.95%, 4/30/26 (a)	EUR	5,087	6,220,274
2.35%, 7/30/33 (a)		1,590	1,913,011

			8,133,285

United Kingdom - 0.2%
United Kingdom Gilt
1.50%, 7/22/47 (a)	GBP	257	304,544
4.25%, 3/07/36 (a)		977	1,723,323

			2,027,867

United States - 8.5%
U.S. Treasury Bonds
2.25%, 8/15/46	U.S.$	854	729,636
2.50%, 2/15/45-5/15/46		3,313	2,989,770
2.875%, 8/15/45-11/15/46		6,072	5,906,077
3.00%, 11/15/44-11/15/45		4,846	4,833,244
3.125%, 8/15/44-5/15/48		3,574	3,645,147
3.50%, 2/15/39		383	418,787
3.625%, 8/15/43		2,621	2,899,858
4.50%, 2/15/36		1,933	2,381,819
5.50%, 8/15/28		1,230	1,519,242
6.25%, 5/15/30		2,004	2,688,894

	Principal Amount (000)		U.S. $ Value
U.S. Treasury Notes
1.125%, 2/28/19	U.S.$	10,158	$10,135,879
1.375%, 2/15/20		1,535	1,513,654
1.625%, 8/31/22-2/15/26		10,108	9,727,634
1.75%, 11/30/21		3,378	3,309,384
1.875%, 7/31/22		6,574	6,437,384
2.00%, 10/31/22-8/15/25 (d)		17,386	16,888,454
2.125%, 12/31/22-5/15/25		3,705	3,621,384
2.25%, 1/31/24-8/15/27		2,818	2,774,156
2.375%, 8/15/24		7,828	7,756,662
2.625%, 8/15/20		6,703	6,711,779
2.75%, 4/30/23-2/15/28		2,879	2,903,146
2.875%, 8/15/28		1,415	1,436,888

			101,228,878

Uruguay - 0.0%
Uruguay Government International Bond
8.50%, 3/15/28 (a)	UYU	8,095	211,646
9.875%, 6/20/22 (a)		6,243	190,192

			401,838

Total Governments - Treasuries (cost $188,539,787)			188,390,196

CORPORATES - INVESTMENT GRADE - 13.0%
Financial Institutions - 6.7%
Banking - 5.9%
ABN AMRO Bank NV
4.75%, 7/28/25 (a)	U.S.$	395	394,502
AIB Group PLC
4.75%, 10/12/23 (a)		753	747,187
Banco Santander SA
3.25%, 4/04/26 (a)	EUR	600	704,065
3.50%, 4/11/22	U.S.$	1,400	1,371,664
5.179%, 11/19/25		400	396,380
Bank of America Corp.
2.375%, 6/19/24 (a)	EUR	580	707,351
3.824%, 1/20/28	U.S.$	890	861,164
4.00%, 1/22/25		105	102,514
4.20%, 8/26/24		320	317,798
Series DD
6.30%, 3/10/26 (e)		466	473,642
Series L
3.95%, 4/21/25		2,009	1,946,982
Series V
5.125%, 6/17/19 (e)		886	864,895
Series Z
6.50%, 10/23/24 (e)		538	551,967
Bank of Ireland Group PLC
4.50%, 11/25/23 (a)		1,055	1,034,765
Bank of New York Mellon Corp. (The)
Series E
4.95%, 6/20/20 (e)		295	288,770
Bank of Nova Scotia (The)
2.50%, 1/08/21		154	152,194

	Principal Amount (000)		U.S. $ Value
Banque Federative du Credit Mutuel SA
2.75%, 10/15/20 (a)	U.S.$	545	$538,869
Barclays PLC
3.684%, 1/10/23		745	715,208
BB&T Corp.
2.625%, 6/29/20		466	461,717
BNP Paribas SA
2.375%, 5/21/20		518	512,001
3.80%, 1/10/24 (a)		316	307,989
7.625%, 3/30/21 (a)(e)		281	286,120
Series E
2.25%, 1/11/27 (a)	EUR	369	415,176
BPCE SA
5.15%, 7/21/24 (a)	U.S.$	295	296,065
5.70%, 10/22/23 (a)		1,106	1,148,526
CaixaBank SA
1.125%, 1/12/23-5/17/24 (a)	EUR	900	1,009,909
Capital One Financial Corp.
3.30%, 10/30/24	U.S.$	1,378	1,301,562
Citigroup, Inc.
0.75%, 10/26/23 (a)	EUR	364	409,713
3.875%, 3/26/25	U.S.$	200	191,840
4.044%, 6/01/24		1,842	1,843,603
Citizens Bank NA/Providence RI
2.25%, 3/02/20		300	296,568
Commonwealth Bank of Australia/New York NY
Series G
2.30%, 3/12/20		250	247,767
Compass Bank
2.875%, 6/29/22		1,935	1,853,691
5.50%, 4/01/20		549	557,565
Cooperatieve Rabobank UA
3.95%, 11/09/22		285	284,322
4.375%, 8/04/25		1,197	1,175,670
Cooperatieve Rabobank UA/NY
2.25%, 1/14/20		299	296,629
Credit Agricole SA
6.50%, 6/23/21 (a)(e)	EUR	250	292,166
Credit Agricole SA/London
2.75%, 6/10/20 (a)	U.S.$	553	548,156
3.375%, 1/10/22 (a)		738	724,908
Credit Suisse Group AG
4.207%, 6/12/24 (a)		390	387,562
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		810	795,542
4.55%, 4/17/26		528	524,272
Danske Bank A/S
3.875%, 9/12/23 (a)		742	718,501
Discover Bank
4.682%, 8/09/28		550	546,672
Fifth Third Bancorp
2.30%, 3/01/19		646	645,321
Goldman Sachs Group, Inc. (The)
2.00%, 7/27/23 (a)	EUR	601	709,212

	Principal Amount (000)		U.S. $ Value
2.905%, 7/24/23	U.S.$	280	$266,498
3.75%, 5/22/25		246	235,188
5.75%, 1/24/22		2,629	2,752,669
HSBC Bank USA NA
4.875%, 8/24/20		530	541,066
HSBC Holdings PLC
4.25%, 3/14/24		936	934,437
4.292%, 9/12/26		1,806	1,774,413
6.00%, 9/29/23 (a)(e)	EUR	650	788,379
ING Bank NV
5.80%, 9/25/23 (a)	U.S.$	685	714,969
ING Groep NV
4.10%, 10/02/23		650	650,045
Intesa Sanpaolo SpA
3.125%, 7/14/22 (a)		905	834,826
3.375%, 1/12/23 (a)		600	552,324
3.875%, 1/12/28 (a)		705	602,147
JPMorgan Chase & Co.
2.295%, 8/15/21		127	123,680
3.22%, 3/01/25		1,235	1,193,429
3.782%, 2/01/28		995	964,772
Series V
5.00%, 7/01/19 (e)		300	291,189
Series X
6.10%, 10/01/24 (e)		430	426,827
Series Z
5.30%, 5/01/20 (e)		124	122,605
KeyBank NA/Cleveland OH
2.25%, 3/16/20		550	544,038
Lloyds Banking Group PLC
1.00%, 11/09/23 (a)	EUR	1,019	1,122,523
4.582%, 12/10/25	U.S.$	1,342	1,263,815
Manufacturers & Traders Trust Co.
2.625%, 1/25/21		933	920,423
Morgan Stanley
3.737%, 4/24/24		593	587,847
5.00%, 11/24/25		600	610,236
Series G
1.375%, 10/27/26	EUR	1,428	1,586,965
1.75%, 3/11/24		600	703,069
3.70%, 10/23/24	U.S.$	1,075	1,058,219
4.35%, 9/08/26		1,065	1,033,007
MUFG Bank Ltd.
2.30%, 3/05/20 (a)		360	356,227
National Australia Bank Ltd./New York
Series G
2.625%, 7/23/20		250	247,268
Nationwide Building Society
2.00%, 7/25/29 (a)	EUR	151	160,277
4.00%, 9/14/26 (a)	U.S.$	1,615	1,467,373
Nordea Bank Abp
3.75%, 8/30/23 (a)		347	342,118
PNC Bank NA
2.60%, 7/21/20		250	247,703

	Principal Amount (000)		U.S. $ Value
Rabobank Capital Funding Trust IV
5.556%, 12/31/19 (a)(e)	GBP	85	$111,042
Royal Bank of Scotland Group PLC
5.125%, 5/28/24	U.S.$	251	243,563
Santander Holdings USA, Inc.
4.40%, 7/13/27		1,983	1,871,913
Santander UK Group Holdings PLC
2.875%, 8/05/21		470	455,148
3.571%, 1/10/23		610	583,660
4.796%, 11/15/24		450	446,449
Santander UK PLC
5.00%, 11/07/23 (a)		1,110	1,087,334
Standard Chartered PLC
4.247%, 1/20/23 (a)		1,055	1,043,595
5.20%, 1/26/24 (a)		950	959,889
Sumitomo Mitsui Banking Corp.
1.966%, 1/11/19		477	476,886
3.00%, 1/18/23		384	377,176
UBS AG/Stamford CT
7.625%, 8/17/22		280	299,687
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (a)		920	914,784
UniCredit SpA
3.75%, 4/12/22 (a)		502	479,546
US Bancorp
Series J
5.30%, 4/15/27 (e)		833	782,661
Wells Fargo & Co.
3.069%, 1/24/23		953	925,544
4.125%, 8/15/23		1,680	1,688,098
Series E
2.625%, 8/16/22 (a)	EUR	211	258,869

			69,985,077

Finance - 0.1%
Synchrony Financial
4.50%, 7/23/25	U.S.$	1,670	1,515,809

Insurance - 0.5%
Allianz SE
2.241%, 7/07/45 (a)	EUR	600	676,203
American International Group, Inc.
Series A-9
5.75%, 4/01/48	U.S.$	340	297,531
Aquarius & Investments PLC for Swiss Reinsurance Co., Ltd.
6.375%, 9/01/24 (a)		380	383,184
Assicurazioni Generali SpA
5.50%, 10/27/47 (a)	EUR	331	395,016
Aviva PLC
3.375%, 12/04/45 (a)		592	654,802
Series E
6.125%, 7/05/43 (a)		344	438,254

	Principal Amount (000)		U.S. $ Value
Caisse Nationale de Reassurance Mutuelle Agricole Groupama
6.00%, 1/23/27	EUR	300	$381,191
CNP Assurances
4.50%, 6/10/47 (a)		300	359,261
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (a)	U.S.$	513	507,305
MetLife, Inc.
4.75%, 2/08/21		336	345,966
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		460	689,273
New York Life Global Funding
1.95%, 2/11/20 (a)		301	297,539
Reliance Standard Life Global Funding II
2.50%, 4/24/19 (a)		655	653,476

			6,079,001

REITS - 0.2%
American Tower Corp.
3.40%, 2/15/19		206	205,887
3.50%, 1/31/23		525	516,495
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23		25	24,381
SITE Centers Corp.
3.625%, 2/01/25		280	267,949
Welltower, Inc.
4.00%, 6/01/25		1,231	1,210,430
WPC Eurobond BV
2.125%, 4/15/27	EUR	601	659,426

			2,884,568

			80,464,455

Industrial - 6.0%
Basic - 0.7%
Anglo American Capital PLC
3.75%, 4/10/22 (a)	U.S.$	200	195,872
DowDuPont, Inc.
4.205%, 11/15/23		1,425	1,456,991
4.493%, 11/15/25		825	848,777
Eastman Chemical Co.
3.80%, 3/15/25		276	266,012
Equate Petrochemical BV
3.00%, 3/03/22 (a)		625	603,125
Glencore Finance Europe Ltd.
1.875%, 9/13/23 (a)	EUR	180	205,695
Glencore Funding LLC
4.00%, 3/27/27 (a)	U.S.$	206	187,291
4.125%, 5/30/23 (a)		295	292,074
4.625%, 4/29/24 (a)		89	88,708
LyondellBasell Industries NV
5.00%, 4/15/19		297	297,193
5.75%, 4/15/24		685	730,833

	Principal Amount (000)		U.S. $ Value
SABIC Capital II BV
4.00%, 10/10/23 (a)	U.S.$	467	$465,379
Suzano Austria GmbH
6.00%, 1/15/29 (a)		833	848,619
Vale Overseas Ltd.
6.25%, 8/10/26		1,390	1,501,200
Yamana Gold, Inc.
4.95%, 7/15/24		725	707,266

			8,695,035

Capital Goods - 0.2%
Embraer Netherlands Finance BV
5.40%, 2/01/27		725	748,563
General Electric Co.
Series D
5.00%, 1/21/21 (e)		238	182,769
United Technologies Corp.
3.95%, 8/16/25		849	843,142
Wabtec Corp.
4.15%, 3/15/24		210	202,415

			1,976,889

Communications - Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, 7/23/20		320	319,597
4.908%, 7/23/25		615	610,455
5.75%, 4/01/48		150	140,342
Cox Communications, Inc.
2.95%, 6/30/23 (a)		402	386,941
NBCUniversal Enterprise, Inc.
1.974%, 4/15/19 (a)		799	796,579
Time Warner Cable LLC
4.50%, 9/15/42		604	480,065
Warner Media LLC
3.55%, 6/01/24		685	663,320
3.60%, 7/15/25		1,100	1,043,592
4.75%, 3/29/21		1,000	1,025,440

			5,466,331

Communications - Telecommunications - 0.6%
AT&T, Inc.
3.40%, 5/15/25		2,435	2,293,843
3.95%, 1/15/25		181	176,718
4.125%, 2/17/26		2,162	2,114,177
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (a)		1,345	1,320,184
Verizon Communications, Inc.
4.862%, 8/21/46		448	440,805
Vodafone Group PLC
3.75%, 1/16/24		439	431,730
4.125%, 5/30/25		962	950,447

			7,727,904

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 0.3%
Ford Motor Credit Co. LLC
2.597%, 11/04/19	U.S.$	479	$473,511
3.81%, 1/09/24		219	200,702
General Motors
Co. 4.20%, 10/01/27		220	199,146
General Motors Financial Co., Inc.
3.10%, 1/15/19		675	674,878
3.70%, 5/09/23		116	111,024
4.00%, 1/15/25		335	312,977
Volkswagen Bank GmbH
1.25%, 6/10/24 (a)	EUR	700	775,863
Volkswagen International Finance NV
Series 10Y
1.875%, 3/30/27 (a)		400	434,496
Volkswagen Leasing GmbH
2.625%, 1/15/24 (a)		370	440,609

			3,623,206

Consumer Cyclical - Entertainment - 0.1%
Carnival Corp.
1.625%, 2/22/21		1,190	1,399,914

Consumer Non-Cyclical - 1.2%
AmerisourceBergen Corp.
4.30%, 12/15/47	U.S.$	240	204,499
Baxalta, Inc.
3.60%, 6/23/22		66	66,520
Bayer US Finance LLC
2.375%, 10/08/19 (a)		448	445,921
Becton Dickinson and Co.
3.734%, 12/15/24		159	153,740
Biogen, Inc.
4.05%, 9/15/25		663	660,872
Cigna Corp.
3.75%, 7/15/23 (a)		606	604,516
4.125%, 11/15/25 (a)		718	716,471
4.375%, 10/15/28 (a)		506	508,393
CVS Health Corp.
4.10%, 3/25/25		1,260	1,247,135
4.30%, 3/25/28		1,260	1,233,111
Gilead Sciences, Inc.
2.55%, 9/01/20		612	606,969
Laboratory Corp. of America Holdings
3.20%, 2/01/22		245	243,025
3.60%, 2/01/25		113	108,570
Mylan, Inc.
3.125%, 1/15/23 (a)		900	845,019
4.20%, 11/29/23		292	284,770
Philip Morris International, Inc.
0.625%, 11/08/24	EUR	640	708,268
Reynolds American, Inc.
4.45%, 6/12/25	U.S.$	500	480,920
6.875%, 5/01/20		275	286,061
Sigma Alimentos SA de CV
4.125%, 5/02/26 (a)		207	193,286

	Principal Amount (000)		U.S. $ Value
Takeda Pharmaceutical Co., Ltd.
1.125%, 11/21/22 (a)	EUR	930	$1,071,440
4.40%, 11/26/23 (a)	U.S.$	1,493	1,510,006
Tyson Foods, Inc.
3.95%, 8/15/24		760	755,007
Zimmer Biomet Holdings, Inc.
2.70%, 4/01/20		556	549,417
Zoetis, Inc.
3.45%, 11/13/20		263	263,752

			13,747,688

Energy - 1.3%
Cenovus Energy, Inc.
3.00%, 8/15/22		54	51,187
4.25%, 4/15/27		913	831,369
5.70%, 10/15/19		85	85,842
Encana Corp.
3.90%, 11/15/21		410	409,889
Energy Transfer Operating LP
3.60%, 2/01/23		55	53,297
4.65%, 6/01/21		175	177,457
4.75%, 1/15/26		600	582,126
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		195	194,519
Enterprise Products Operating LLC
3.70%, 2/15/26		1,326	1,295,463
Hess Corp.
4.30%, 4/01/27		1,960	1,796,731
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		255	254,962
4.15%, 2/01/24		1,200	1,192,872
Kinder Morgan, Inc./DE
4.30%, 3/01/28		414	405,567
Noble Energy, Inc.
3.85%, 1/15/28		425	386,142
3.90%, 11/15/24		1,235	1,191,392
4.15%, 12/15/21		424	425,081
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		1,242	1,177,739
Sabine Pass Liquefaction LLC
5.00%, 3/15/27		601	604,943
5.625%, 3/01/25		648	675,171
Spectra Energy Partners LP
3.50%, 3/15/25		795	758,239
Sunoco Logistics Partners Operations LP
3.90%, 7/15/26		487	445,595
Tengizchevroil Finance Co. International Ltd.
4.00%, 8/15/26 (a)		363	334,414
TransCanada PipeLines Ltd.
9.875%, 1/01/21		252	281,179
Western Gas Partners LP
4.50%, 3/01/28		325	304,622
4.75%, 8/15/28		220	210,274

	Principal Amount (000)		U.S. $ Value
Williams Cos., Inc. (The)
3.90%, 1/15/25	U.S.$	245	$237,770
4.125%, 11/15/20		575	579,312

			14,943,154

Other Industrial - 0.1%
Alfa SAB de CV
5.25%, 3/25/24 (a)		1,013	1,005,403

Services - 0.2%
Expedia Group, Inc.
3.80%, 2/15/28		1,395	1,266,241
S&P Global, Inc.
4.40%, 2/15/26		762	785,211
Total System Services, Inc.
4.00%, 6/01/23		458	457,263

			2,508,715

Technology - 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24		420	397,160
3.875%, 1/15/27		773	693,102
Dell International LLC/EMC Corp.
4.42%, 6/15/21 (a)		176	175,861
5.45%, 6/15/23 (a)		433	441,231
6.02%, 6/15/26 (a)		788	791,735
Fidelity National Information Services, Inc.
0.40%, 1/15/21	EUR	314	360,463
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (a)	U.S.$	960	948,672
4.90%, 10/15/25		800	807,968
KLA-Tencor Corp.
4.65%, 11/01/24		1,340	1,372,267
Lam Research Corp.
2.80%, 6/15/21		405	399,371
Seagate HDD Cayman
4.75%, 6/01/23-1/01/25		521	466,225
4.875%, 3/01/24		682	620,566
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		294	294,251

			7,768,872

Transportation - Services - 0.2%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (a)		1,245	1,228,051
4.00%, 7/30/27 (a)		645	574,149
Penske Truck Leasing Co. Lp/PTL Finance Corp.
3.375%, 2/01/22 (a)		695	686,156

			2,488,356

			71,351,467

	Principal Amount (000)		U.S. $ Value
Utility - 0.3%
Electric - 0.3%
Adani Transmission Ltd.
4.00%, 8/03/26 (a)	U.S.$	650	$556,259
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		249	296,980
Enel Chile SA
4.875%, 6/12/28		756	749,918
Enel Finance International NV
4.25%, 9/14/23 (a)		499	486,720
Exelon Generation Co. LLC
2.95%, 1/15/20		778	772,157
Israel Electric Corp., Ltd. Series 6
5.00%, 11/12/24 (a)		776	781,819
Monongahela Power Co.
4.10%, 4/15/24 (a)		305	312,973

			3,956,826

Total Corporates - Investment Grade (cost $159,291,968)			155,772,748

MORTGAGE PASS-THROUGHS - 7.0%
Agency Fixed Rate 30-Year - 6.6%
Federal Home Loan Mortgage Corp. Gold
Series 2016
4.00%, 2/01/46		1,411	1,449,730
Series 2017
4.00%, 7/01/44		1,106	1,137,766
Series 2018
4.00%, 11/01/48-12/01/48		3,204	3,266,639
4.50%, 11/01/48		3,552	3,676,725
5.00%, 11/01/48		764	805,874
Federal National Mortgage Association
Series 2007
5.50%, 8/01/37		218	235,491
Series 2010
4.00%, 12/01/40		658	676,904
Series 2013
3.50%, 3/01/43		13	12,791
4.00%, 10/01/43		1,834	1,884,130
Series 2014
5.50%, 9/01/41		879	945,335
Series 2015
3.00%, 5/01/45-8/01/45		2,328	2,278,731
Series 2017
3.50%, 1/01/47-1/01/48		4,718	4,719,756
Series 2018
3.50%, 2/01/48-4/01/48		24,785	24,790,175
4.00%, 8/01/48-12/01/48		8,149	8,339,268
4.00%, 1/01/49, TBA		205	208,956
4.00%, 1/01/49, TBA		2,060	2,099,752
4.50%, 9/01/48		7,762	8,091,263
Series 2019
4.50%, 1/01/49, TBA		3,983	4,123,027
4.50%, 1/01/49, TBA		1,900	1,966,797
5.00%, 1/01/49, TBA		2,875	3,010,664

	Principal Amount (000)		U.S. $ Value
5.00%, 1/01/49, TBA	U.S.$	3,445	$3,607,561
Government National Mortgage Association
Series 2016
3.00%, 4/20/46-5/20/46		1,074	1,059,848

			78,387,183

Agency Fixed Rate 15-Year - 0.4%
Federal National Mortgage Association
Series 2013
2.50%, 3/01/28-6/01/28		96	94,424
Series 2014
2.50%, 9/01/29		286	281,924
Series 2016
2.50%, 11/01/31-1/01/32		4,341	4,246,654
Series 2017
2.50%, 2/01/32		177	173,285

			4,796,287

Total Mortgage Pass-Throughs (cost $83,483,569)			83,183,470

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.5%
Non-Agency Fixed Rate CMBS - 3.1%
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.544%, 11/15/50		615	609,363
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class A4
3.283%, 5/10/58		1,250	1,220,493
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (a)		2,120	2,143,161
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class A5
3.137%, 2/10/48		838	824,153
Series 2015-GC27, Class XA
1.381%, 2/10/48 (f)		6,696	433,169
Series 2015-GC35, Class A4
3.818%, 11/10/48		525	533,188
Series 2016-C1, Class A4
3.209%, 5/10/49		1,411	1,385,388
Series 2016-GC36, Class A5
3.616%, 2/10/49		645	646,321
Series 2018-B2, Class A4
4.009%, 3/10/51		450	458,466
Commercial Mortgage Trust
Series 2010-C1, Class D
6.126%, 7/10/46 (a)(g)		1,070	1,091,452
Series 2014-UBS3, Class A4
3.819%, 6/10/47		570	581,615
Series 2014-UBS5, Class A4
3.838%, 9/10/47		990	1,010,914
Series 2015-CR24, Class A5
3.696%, 8/10/48		655	662,373
Series 2015-DC1, Class A5
3.35%, 2/10/48		1,005	996,940

	Principal Amount (000)		U.S. $ Value
Series 2015-LC21, Class XA
0.775%, 7/10/48 (f)	U.S.$	5,991	$203,263
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4
3.504%, 6/15/57		486	485,507
Series 2015-C3, Class A4
3.718%, 8/15/48		671	676,711
Series 2015-C4, Class A4
3.808%, 11/15/48		1,775	1,798,494
GS Mortgage Securities Trust
Series 2011-GC5, Class D
5.391%, 8/10/44 (a)(g)		755	728,158
Series 2013-G1, Class A1
2.059%, 4/10/31 (a)		268	260,899
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		1,094	1,083,931
Series 2014-GC18, Class D
4.996%, 1/10/47 (a)(g)		200	173,784
Series 2018-GS9, Class A4
3.992%, 3/10/51		1,640	1,668,532
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM
5.372%, 5/15/47 (g)		316	315,822
Series 2011-C5, Class D
5.406%, 8/15/46 (a)(g)		116	115,141
Series 2012-C6, Class E
5.14%, 5/15/45 (a)(g)		375	340,203
Series 2012-C8, Class AS
3.424%, 10/15/45 (a)		650	647,788
Series 2012-CBX, Class E
5.191%, 6/15/45 (a)(g)		305	279,748
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5
3.775%, 8/15/47		1,085	1,101,767
Series 2014-C22, Class XA
0.878%, 9/15/47 (f)		16,087	619,881
Series 2015-C30, Class A5
3.822%, 7/15/48		655	667,174
Series 2015-C31, Class A3
3.801%, 8/15/48		1,344	1,367,419
Series 2015-C32, Class C
4.667%, 11/15/48 (g)		704	691,864
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP7, Class XA
1.085%, 9/15/50 (f)		4,314	283,215
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39(g)		374	257,787
LSTAR Commercial Mortgage Trust
Series 2015-3, Class A2
2.729%, 4/20/48(a)		382	378,870
Series 2016-4, Class A2
2.579%, 3/10/49(a)		1,327	1,294,504

	Principal Amount (000)		U.S. $ Value
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56 (g)(h)	U.S.$	464	$431,453
Series 2016-UB12, Class A4
3.596%, 12/15/49		1,005	1,005,015
UBS Commercial Mortgage Trust
Series 2018-C10, Class A4
4.313%, 5/15/51		1,220	1,273,948
Series 2018-C8, Class A4
3.983%, 2/15/51		1,020	1,039,720
Series 2018-C9, Class A4
4.117%, 3/15/51		1,690	1,740,084
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45		2,030	2,007,366
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C
4.468%, 9/15/48 (g)		669	646,522
Series 2016-LC25, Class C
4.42%, 12/15/59 (g)		125	123,659
Series 2016-NXS6, Class C
4.312%, 11/15/49 (g)		750	748,194
Series 2018-C43, Class A4
4.012%, 3/15/51		450	460,391

			37,513,810

Non-Agency Floating Rate CMBS - 1.4%
Ashford Hospitality Trust
Series 2018-ASHF, Class A
3.355% (LIBOR 1 Month + 0.90%), 4/15/35 (a)(i)		1,014	1,000,334
Series 2018-KEYS, Class A
3.455% (LIBOR 1 Month + 1.00%), 5/15/35 (a)(i)		1,700	1,695,166
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
3.455% (LIBOR 1 Month + 1.00%), 11/15/33 (a)(g)(i)		1,935	1,922,745
BHMS
Series 2018-ATLS, Class A
3.705% (LIBOR 1 Month + 1.25%), 7/15/35 (a)(i)		1,865	1,843,275
BX Trust
Series 2017-IMC, Class A
3.505% (LIBOR 1 Month + 1.05%), 10/15/32 (a)(i)		1,180	1,167,528
Series 2018-EXCL, Class A
3.543% (LIBOR 1 Month + 1.09%), 9/15/37 (a)(i)		1,635	1,619,171
Credit Suisse Mortgage Trust
Series 2016-MFF, Class D
7.055% (LIBOR 1 Month + 4.60%), 11/15/33 (a)(g)(i)		640	639,258

	Principal Amount (000)		U.S. $ Value
DBWF Mortgage Trust
Series 2018-GLKS, Class A
3.41% (LIBOR 1 Month + 1.03%), 11/19/35 (a)(g)(i)	U.S.$	1,631	$1,613,792
Great Wolf Trust
Series 2017-WOLF, Class A
3.455% (LIBOR 1 Month + 0.85%), 9/15/34 (a)(i)		914	896,936
Invitation Homes Trust
Series 2018-SFR4, Class A
3.555% (LIBOR 1 Month + 1.10%), 1/17/38 (a)(i)		919	919,517
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class SNMA
4.35% (LIBOR 1 Month + 1.95%), 11/15/26 (a)(i)		246	245,276
RETL
Series 2018-RVP, Class A
3.555% (LIBOR 1 Month + 1.10%), 3/15/33 (a)(i)		678	676,977
Starwood Retail Property Trust
Series 2014-STAR, Class A
3.675% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(i)		2,302	2,299,421
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class A
3.805% (LIBOR 1 Month + 1.35%), 6/15/29 (a)(i)		209	208,592

			16,747,988

Total Commercial Mortgage-Backed Securities (cost $55,325,102)			54,261,798

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.5%
Risk Share Floating Rate - 2.9%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B
3.856% (LIBOR 1 Month + 1.35%), 8/25/28 (a)(i)		680	683,843
Series 2018-3A, Class M1B
4.356% (LIBOR 1 Month + 1.85%), 10/25/27 (a)(i)		660	658,950
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2
4.906% (LIBOR 1 Month + 2.40%), 4/25/31 (a)(i)		637	631,321
Eagle RE Ltd.
Series 2018-1, Class M1
3.98% (LIBOR 1 Month + 1.70%), 11/25/28 (a)(i)		858	857,122
Series 2018-1, Class M2
5.28% (LIBOR 1 Month + 3.00%), 11/25/28 (a)(i)		295	294,999

	Principal Amount (000)		U.S. $ Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
6.756% (LIBOR 1 Month + 4.25%), 11/25/23 (i)	U.S.$	545	$593,067
Series 2014-DN4, Class M3
7.056% (LIBOR 1 Month + 4.55%), 10/25/24 (i)		923	1,010,505
Series 2014-HQ3, Class M3
7.256% (LIBOR 1 Month + 4.75%), 10/25/24 (i)		779	853,067
Series 2015-DNA1, Class M2
4.356% (LIBOR 1 Month + 1.85%), 10/25/27 (i)		290	293,229
Series 2015-DNA2, Class M2
5.106% (LIBOR 1 Month + 2.60%), 12/25/27 (i)		750	761,371
Series 2015-DNA3, Class M3
7.206% (LIBOR 1 Month + 4.70%), 4/25/28 (i)		308	354,890
Series 2015-HQ1, Class M2
4.706% (LIBOR 1 Month + 2.20%), 3/25/25 (i)		19	18,633
Series 2015-HQA1, Class M2
5.156% (LIBOR 1 Month + 2.65%), 3/25/28 (i)		614	622,125
Series 2015-HQA2, Class M3
7.306% (LIBOR 1 Month + 4.80%), 5/25/28 (i)		539	614,654
Series 2016-DNA1, Class M2
5.406% (LIBOR 1 Month + 2.90%), 7/25/28 (i)		302	307,566
Series 2016-DNA1, Class M3
8.056% (LIBOR 1 Month + 5.55%), 7/25/28 (i)		318	376,150
Series 2016-DNA2, Class M3
7.156% (LIBOR 1 Month + 4.65%), 10/25/28 (i)		842	946,800
Series 2016-DNA3, Class M2
4.506% (LIBOR 1 Month + 2.00%), 12/25/28 (i)		219	221,180
Series 2016-DNA4, Class M2
3.806% (LIBOR 1 Month + 1.30%), 3/25/29 (i)		300	300,768
Series 2016-HQA1, Class M3
8.856% (LIBOR 1 Month + 6.35%), 9/25/28 (i)		386	463,485
Series 2017-DNA1, Class M2
5.756% (LIBOR 1 Month + 3.25%), 7/25/29 (i)		265	278,721
Series 2017-DNA2, Class M2
5.956% (LIBOR 1 Month + 3.45%), 10/25/29 (i)		434	458,884
Series 2017-DNA3, Class M2
5.006% (LIBOR 1 Month + 2.50%), 3/25/30 (i)		630	630,002

	Principal Amount (000)		U.S. $ Value
Series 2017-HQA2, Class M2
5.156% (LIBOR 1 Month + 2.65%), 12/25/29 (i)	U.S.$	250	$253,113
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C02, Class 1M1
3.456% (LIBOR 1 Month + 0.95%), 5/25/24 (i)		42	42,130
Series 2014-C03, Class 1M2
5.506% (LIBOR 1 Month + 3.00%), 7/25/24 (i)		438	460,155
Series 2014-C04, Class 1M2
7.406% (LIBOR 1 Month + 4.90%), 11/25/24 (i)		1,095	1,221,834
Series 2014-C04, Class 2M2
7.506% (LIBOR 1 Month + 5.00%), 11/25/24 (i)		807	891,282
Series 2015-C01, Class 1M2
6.806% (LIBOR 1 Month + 4.30%), 2/25/25 (i)		1,574	1,699,534
Series 2015-C01, Class 2M2
7.056% (LIBOR 1 Month + 4.55%), 2/25/25 (i)		590	629,651
Series 2015-C02, Class 1M2
6.506% (LIBOR 1 Month + 4.00%), 5/25/25 (i)		883	945,996
Series 2015-C02, Class 2M2
6.506% (LIBOR 1 Month + 4.00%), 5/25/25 (i)		1,169	1,242,433
Series 2015-C03, Class 1M2
7.506% (LIBOR 1 Month + 5.00%), 7/25/25 (i)		1,167	1,288,545
Series 2015-C03, Class 2M2
7.506% (LIBOR 1 Month + 5.00%), 7/25/25 (i)		1,221	1,332,876
Series 2015-C04, Class 1M2
8.206% (LIBOR 1 Month + 5.70%), 4/25/28 (i)		824	929,762
Series 2015-C04, Class 2M2
8.056% (LIBOR 1 Month + 5.55%), 4/25/28 (i)		606	674,512
Series 2016-C01, Class 1M2
9.256% (LIBOR 1 Month + 6.75%), 8/25/28 (i)		1,355	1,591,045
Series 2016-C01, Class 2M2
9.456% (LIBOR 1 Month + 6.95%), 8/25/28 (i)		793	920,419
Series 2016-C02, Class 1M2
8.506% (LIBOR 1 Month + 6.00%), 9/25/28 (i)		1,393	1,598,846
Series 2016-C03, Class 1M1
4.506% (LIBOR 1 Month + 2.00%), 10/25/28 (i)		37	37,346

	Principal Amount (000)		U.S. $ Value
Series 2016-C03, Class 1M2
7.806% (LIBOR 1 Month + 5.30%), 10/25/28 (i)	U.S.$	134	$154,534
Series 2016-C03, Class 2M2
8.406% (LIBOR 1 Month + 5.90%), 10/25/28 (i)		1,972	2,230,582
Series 2016-C04, Class 1M2
6.756% (LIBOR 1 Month + 4.25%), 1/25/29 (i)		331	366,397
Series 2016-C05, Class 2M2
6.956% (LIBOR 1 Month + 4.45%), 1/25/29 (i)		1,578	1,722,584
Series 2016-C07, Class 2M2
5.106% (LIBOR 1 Month + 4.35%), 5/25/29 (i)		275	298,024
Series 2017-C02, Class 2M2
6.156% (LIBOR 1 Month + 3.65%), 9/25/29 (i)		276	293,033
Series 2017-C04, Class 2M2
5.356% (LIBOR 1 Month + 2.85%), 11/25/29 (i)		540	552,444
Series 2018-C01, Class 1M2
4.756% (LIBOR 1 Month + 2.25%), 7/25/30 (i)		350	341,767
Home Re Ltd.
Series 2018-1, Class M1
4.106% (LIBOR 1 Month + 1.60%), 10/25/28 (a)(i)		525	523,373
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
6.756% (LIBOR 1 Month + 4.25%), 11/25/24 (i)(j)		84	90,800
Series 2015-CH1, Class M1
4.506% (LIBOR 1 Month + 2.00%), 10/25/25 (i)(j)		77	77,802
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
7.756% (LIBOR 1 Month + 5.25%), 11/25/25 (i)(j)		459	516,429
Series 2015-WF1, Class 2M2
8.006% (LIBOR 1 Month + 5.50%), 11/25/25 (i)(j)		142	164,361

			35,322,941

Agency Floating Rate - 0.5%
Federal Home Loan Mortgage Corp. REMICs
Series 4116, Class LS
3.745% (6.20% - LIBOR 1 Month), 10/15/42 (i)(k)		1,018	179,596
Series 4693, Class SL
3.695% (6.15% - LIBOR 1 Month), 6/15/47 (i)(k)		3,054	530,203
Series 4719, Class JS
3.695% (6.15% - LIBOR 1 Month), 9/15/47 (i)(k)		1,408	221,036

	Principal Amount (000)		U.S. $ Value
Series 4727, Class SA
3.745% (6.20% - LIBOR 1 Month), 11/15/47 (i)(k)	U.S.$	3,344	$563,949
Federal National Mortgage Association REMICs
Series 2011 - 131, Class ST
4.034% (6.54% - LIBOR 1 Month), 12/25/41 (i)(k)		1,427	265,551
Series 2012-70, Class SA
4.044% (6.55% - LIBOR 1 Month), 7/25/42 (i)(k)		1,896	365,695
Series 2014-17, Class SA
3.544% (6.05% - LIBOR 1 Month), 4/25/44 (i)(k)		3,781	608,219
Series 2014-78, Class SE
3.594% (6.10% - LIBOR 1 Month), 12/25/44 (i)(k)		1,320	206,357
Series 2014-92, Class SX
3.594% (6.10% - LIBOR 1 Month), 1/25/45 (i)(k)		3,417	566,543
Series 2016-77, Class DS
3.494% (6.00% - LIBOR 1 Month), 10/25/46 (i)(k)		2,838	448,912
Series 2017-16, Class SG
3.544% (6.05% - LIBOR 1 Month), 3/25/47 (i)(k)		1,442	229,607
Series 2017-62, Class AS
3.644% (6.15% - LIBOR 1 Month), 8/25/47 (i)(k)		1,450	236,054
Series 2017-81, Class SA
3.694% (6.20% - LIBOR 1 Month), 10/25/47 (i)(k)		1,217	207,785
Series 2017-97, Class LS
3.694% (6.20% - LIBOR 1 Month), 12/25/47 (i)(k)		2,198	393,811
Series 2017-97, Class SW
3.694% (6.20% - LIBOR 1 Month), 12/25/47 (i)(k)		1,185	212,082
Government National Mortgage Association
Series 2017-122, Class SA
3.73% (6.20% - LIBOR 1 Month), 8/20/47 (i)(k)		1,357	241,825
Series 2017-134, Class SE
3.73% (6.20% - LIBOR 1 Month), 9/20/47 (i)(k)		1,357	221,067
Series 2017-65, Class ST
3.68% (6.15% - LIBOR 1 Month), 4/20/47 (i)(k)		1,594	260,230

			5,958,522

Non-Agency Fixed Rate - 0.1%
Alternative Loan Trust
Series 2005-57CB, Class 4A
3 5.50%, 12/25/35		936	791,717

Total Collateralized Mortgage Obligations (cost $39,742,786)			42,073,180

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 2.9%
Industrial - 1.4%
Communications - Media - 0.1%
Altice France SA/France
7.375%, 5/01/26 (a)	U.S.$	505	$463,186
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 3/01/23 (a)		725	677,410
CSC Holdings LLC
6.75%, 11/15/21		285	293,314

			1,433,910

Communications - Telecommunications - 0.2%
CenturyLink, Inc.
Series S
6.45%, 6/15/21		249	248,009
Series T
5.80%, 3/15/22		250	240,098
Sprint Capital Corp.
6.90%, 5/01/19		1,230	1,238,696

			1,726,803

Consumer Cyclical - Other - 0.1%
International Game Technology PLC
4.75%, 2/15/23 (a)	EUR	305	371,277
6.50%, 2/15/25 (a)	U.S.$	885	877,876
KB Home
4.75%, 5/15/19		265	264,441

			1,513,594

Consumer Non-Cyclical - 0.2%
HCA, Inc.
5.375%, 9/01/26		862	838,571
5.625%, 9/01/28		225	217,501
Hill-Rom Holdings, Inc.
5.75%, 9/01/23 (a)		95	95,062
Spectrum Brands, Inc.
5.75%, 7/15/25		821	779,917
Tenet Healthcare Corp.
4.375%, 10/01/21		174	168,468
4.50%, 4/01/21		255	249,609

			2,349,128

Energy - 0.6%
Antero Resources Corp.
5.125%, 12/01/22		591	555,511
Cheniere Energy Partners LP
5.25%, 10/01/25		381	354,940
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		501	279,778
Energy Transfer LP
4.25%, 3/15/23		450	433,971

	Principal Amount (000)		U.S. $ Value
EnLink Midstream Partners LP
4.15%, 6/01/25	U.S.$	515	$463,515
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (a)		766	744,744
Nabors Industries, Inc.
5.50%, 1/15/23		1,244	985,596
PDC Energy, Inc.
5.75%, 5/15/26		1,050	930,625
Range Resources Corp.
5.00%, 8/15/22		563	504,065
SM Energy Co.
6.625%, 1/15/27		140	123,901
Southern Star Central Corp.
5.125%, 7/15/22 (a)		412	395,520
Sunoco LP/Sunoco Finance Corp.
4.875%, 1/15/23		1,034	1,010,167

			6,782,333

Other Industrial - 0.0%
Belden, Inc.
3.375%, 7/15/27 (a)	EUR	111	115,735
ProGroup AG
3.00%, 3/31/26 (a)		204	224,788

			340,523

Services - 0.0%
Aramark Services, Inc.
5.00%, 2/01/28 (a)	U.S.$	231	216,038

Technology - 0.1%
EMC Corp.
3.375%, 6/01/23		645	564,207
Western Digital Corp.
4.75%, 2/15/26		795	689,647

			1,253,854

Transportation - Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (a)		717	621,632
Europcar Mobility Group
5.75%, 6/15/22 (a)	EUR	173	200,817
Hertz Corp. (The)
5.50%, 10/15/24 (a)	U.S.$	300	219,795
Loxam SAS
4.25%, 4/15/24 (a)	EUR	160	185,153

			1,227,397

			16,843,580

Financial Institutions - 1.4%
Banking - 1.2%
ABN AMRO Bank NV
5.75%, 9/22/20 (a)(e)		200	233,733

	Principal Amount (000)		U.S. $ Value
Allied Irish Banks PLC
7.375%, 12/03/20 (a)(e)	EUR	584	$695,883
American Express Co.
Series C
4.90%, 3/15/20 (e)	U.S.$	558	536,032
Banco Bilbao Vizcaya Argentaria SA
5.875%, 5/24/22 (a)(e)	EUR	400	435,215
Banco Santander SA
6.25%, 9/11/21 (a)(e)		200	224,833
6.75%, 4/25/22 (a)(e)		500	582,184
Barclays Bank PLC
6.86%, 6/15/32 (a)(e)	U.S.$	205	211,513
Barclays PLC
8.00%, 12/15/20 (e)	EUR	630	764,229
CIT Group, Inc.
5.25%, 3/07/25	U.S.$	771	755,996
Citigroup, Inc.
5.95%, 1/30/23 (e)		491	446,231
Series O
5.875%, 3/27/20 (e)		270	262,462
Series P
5.95%, 5/15/25 (e)		367	333,970
Series Q
5.95%, 8/15/20 (e)		610	589,565
Credit Suisse Group AG
6.25%, 12/18/24 (a)(e)		555	526,029
7.50%, 7/17/23-12/11/23 (a)(e)		478	476,002
Danske Bank A/S
5.875%, 4/06/22 (a)(e)	EUR	320	367,098
Goldman Sachs Group, Inc. (The)
Series M
5.375%, 5/10/20 (e)	U.S.$	318	306,778
Series P
5.00%, 11/10/22 (e)		1,119	942,633
ING Groep NV
6.875%, 4/16/22 (a)(e)		835	834,007
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)		400	361,900
Series E
3.928%, 9/15/26 (a)	EUR	239	274,102
Morgan Stanley
Series J
5.55%, 7/15/20 (e)	U.S.$	485	473,162
Royal Bank of Scotland Group PLC
8.625%, 8/15/21 (e)		1,035	1,071,566
Series U
5.123% (LIBOR 3 Month + 2.32%), 9/30/27 (e)(i)		1,300	1,164,826
Standard Chartered PLC
4.03% (LIBOR 3 Month + 1.51%), 1/30/27 (a)(e)(i)		800	624,872
7.50%, 4/02/22 (a)(e)		557	558,392

	Principal Amount (000)		U.S. $ Value
SunTrust Banks, Inc.
5.625%, 12/15/19 (e)	U.S.$	272	$269,073
UBS Group Funding Switzerland AG
7.125%, 8/10/21 (a)(e)		545	553,279

			14,875,565

Finance - 0.1%
Navient Corp.
6.625%, 7/26/21		1,140	1,101,115

Insurance - 0.1%
Voya Financial, Inc.
5.65%, 5/15/53		751	705,166

			16,681,846

Utility - 0.1%
Electric - 0.1%
AES Corp./VA
4.00%, 3/15/21		985	968,265

Total Corporates - Non-Investment Grade (cost $37,110,551)			34,493,691

ASSET-BACKED SECURITIES - 2.8%
Autos - Fixed Rate - 1.4%
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class A2A
1.69%, 12/18/20		105	105,059
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (a)		445	444,845
Series 2018-1A, Class A
3.70%, 9/20/24 (a)		1,240	1,256,577
Series 2018-2A, Class A
4.00%, 3/20/25 (a)		500	512,986
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20		188	187,180
CPS Auto Trust
Series 2017-A, Class A
1.68%, 8/17/20 (a)		27	27,297
DT Auto Owner Trust
Series 2018-1A, Class A
2.59%, 5/17/21 (a)		383	382,318
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (a)		390	410,811
Series 2017-2A, Class A
2.11%, 6/15/21 (a)		78	78,251
Series 2018-1A, Class A
2.21%, 5/17/21 (a)		244	243,177
Series 2018-2A, Class A
2.79%, 7/15/21 (a)		401	400,131

	Principal Amount (000)		U.S. $ Value
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (a)	U.S.$	330	$349,659
Series 2016-4, Class A2
1.96%, 2/16/21 (a)		129	128,649
Series 2016-4, Class D
3.89%, 11/15/22 (a)		435	436,308
Series 2017-2, Class A
1.85%, 7/15/21 (a)		203	202,389
Series 2017-3, Class A
1.88%, 10/15/21 (a)		211	209,436
Series 2017-4, Class A
2.07%, 4/15/22 (a)		96	95,759
Series 2018-3, Class B
3.59%, 12/16/24 (a)		600	601,926
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (a)		408	405,184
Ford Credit Auto Owner Trust/Ford Credit
Series 2014-1, Class A
2.26%, 11/15/25(a)		1,500	1,495,386
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22		816	807,115
Series 2016-1, Class A1
1.76%, 2/15/21		649	647,623
Series 2017-1, Class A1
2.07%, 5/15/22		1,090	1,075,323
Hertz Vehicle Financing II LP
Series 2015-1A, Class A
2.73%, 3/25/21 (a)		1,975	1,958,295
Series 2015-1A, Class B
3.52%, 3/25/21 (a)		131	130,347
Series 2015-3A, Class A
2.67%, 9/25/21 (a)		725	714,597
Series 2017-1A, Class A
2.96%, 10/25/21 (a)		1,395	1,381,134
Series 2018-1A, Class A
3.29%, 2/25/24 (a)		450	446,238
Hertz Vehicle Financing LLC
Series 2018-2A, Class A
3.65%, 6/27/22 (a)		500	504,138
Westlake Automobile Receivables Trust
Series 2016-3A, Class E
5.69%, 10/16/23 (a)		350	355,686
Series 2018-3A, Class A1
2.53%, 9/16/19 (a)		328	328,190

			16,322,014

Other ABS - Fixed Rate - 0.9%
CLUB Credit Trust
Series 2017-P2, Class A
2.61%, 1/15/24 (a)(g)		468	465,441

	Principal Amount (000)		U.S. $ Value
CNH Equipment Trust
Series 2015-A, Class A4
1.85%, 4/15/21	U.S.$	732	$729,189
Consumer Loan Underlying Bond Credit Trust
Series 2018-P1, Class A
3.39%, 7/15/25 (a)(g)		281	279,911
Marlette Funding Trust
Series 2017-1A, Class A
2.827%, 3/15/24 (a)(g)		55	54,878
Series 2017-2A, Class A
2.39%, 7/15/24 (a)(g)		104	103,837
Series 2017-3A, Class A
2.36%, 12/15/24 (a)(g)		148	147,797
Series 2017-3A, Class B
3.01%, 12/15/24 (a)(g)		332	329,580
Series 2018-1A, Class A
2.61%, 3/15/28 (a)(g)		512	510,650
Series 2018-3A, Class A
3.20%, 9/15/28 (a)(g)		480	479,808
Series 2018-4A, Class A
3.71%, 12/15/28 (a)(g)		766	767,602
Prosper Marketplace Issuance Trust
Series 2017-2A, Class B
3.48%, 9/15/23 (a)(g)		330	329,464
SBA Tower Trust
Series 2014-1A, Class C
2.898%, 10/15/44 (a)(g)		396	393,666
Series 2014-2A, Class C
3.869%, 10/15/49 (a)(g)		774	767,935
Series 2015-1A, Class C
3.156%, 10/08/20 (a)(g)		538	532,636
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (a)(g)		152	151,760
Series 2016-3, Class A
3.05%, 12/26/25 (a)(g)		216	215,742
Series 2017-2, Class A
3.28%, 2/25/26 (a)(g)		660	658,448
Series 2017-5, Class A2
2.78%, 9/25/26 (a)(g)		940	930,242
Series 2017-6, Class A2
2.82%, 11/25/26 (a)(g)		1,125	1,119,218
SoFi Consumer Loan Program Trust
Series 2018-1, Class A1
2.55%, 2/25/27 (a)(g)		320	318,443
Series 2018-1, Class B
3.65%, 2/25/27 (a)(g)		277	275,410
Series 2018-3, Class A2
3.67%, 8/25/27 (a)(g)		757	764,932

			10,326,589

	Principal Amount (000)		U.S. $ Value
Credit Cards - Fixed Rate - 0.5%
Barclays Dryrock Issuance Trust
Series 2015-1, Class A
2.20%, 12/15/22	U.S.$	1,597	$1,581,775
GE Capital Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		1,664	1,663,377
Synchrony Credit Card Master Note Trust
Series 2016-1, Class A
2.04%, 3/15/22		626	624,756
World Financial Network Credit Card Master Trust
Series 2017-B, Class A
1.98%, 6/15/23		570	566,125
Series 2018-A, Class A
3.07%, 12/16/24		1,340	1,336,009
Series 2018-B, Class M
3.81%, 7/15/25		445	449,958

			6,222,000

Autos - Floating Rate - 0.0%
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A2
3.025% (LIBOR 1 Month + 0.57%), 1/15/22 (i)		210	210,591

Total Asset-Backed Securities (cost $33,134,272)			33,081,194

COVERED BONDS - 1.0%
Banco de Sabadell SA
0.875%, 11/12/21 (a)	EUR	500	585,764
Bank of Montreal
0.20%, 1/26/23 (a)		560	641,748
0.75%, 9/21/22 (a)		473	554,323
Commonwealth Bank of Australia
Series E
0.75%, 11/04/21 (a)		610	712,585
Credit Suisse AG/Guernsey
0.75%, 9/17/21 (a)		755	883,112
1.75%, 1/15/21 (a)		560	665,629
Danske Bank A/S
0.125%, 2/14/22 (a)		420	482,197
1.25%, 6/11/21 (a)		595	703,366
DNB Boligkreditt AS
2.75%, 3/21/22 (a)		960	1,194,920
3.875%, 6/16/21 (a)		473	594,258
National Bank of Canada
1.50%, 3/25/21 (a)		461	546,672
Royal Bank of Canada
1.625%, 8/04/20 (a)		575	677,325
Santander UK PLC
1.625%, 11/26/20 (a)		564	666,429
Turkiye Vakiflar Bankasi TAO
2.375%, 5/04/21 (a)		435	477,199

	Principal Amount (000)		U.S. $ Value
UBS AG/London
1.375%, 4/16/21 (a)	EUR	1,105	$1,308,998
4.00%, 4/08/22 (a)		495	640,138
Westpac Banking Corp.
Series E
1.50%, 3/24/21 (a)		585	692,945

Total Covered Bonds (cost $11,697,138)			12,027,608

GOVERNMENTS - SOVEREIGN AGENCIES - 0.8%
Canada - 0.8%
Canada Housing Trust No. 1
1.25%, 6/15/21 (a)	CAD	8,795	6,319,812
1.90%, 9/15/26 (a)		720	506,679
2.25%, 12/15/25 (a)		3,140	2,274,246

Total Governments - Sovereign Agencies (cost $9,631,846)			9,100,737

COLLATERALIZED LOAN OBLIGATIONS - 0.6%
CLO - Floating Rate - 0.6%
Black Diamond CLO Ltd.
Series 2016-1A, Class A2AR
4.258% (LIBOR 3 Month + 1.75%), 4/26/31 (a)(g)(i)	U.S.$	250	238,885
Dryden CLO Ltd.
Series 2018-57A, Class A
3.624% (LIBOR 3 Month + 1.01%), 5/15/31 (a)(g)(i)		750	742,871
Goldentree Loan Opportunities Ltd.
Series 2015-11A, Class AR2
3.515% (LIBOR 3 Month + 1.07%), 1/18/31 (a)(g)(i)		354	347,236
Greywolf CLO V Ltd.
Series 2015-1A, Class A1R
3.647% (LIBOR 3 Month + 1.16%), 1/27/31 (a)(g)(i)		344	340,074
Greywolf CLO VI Ltd.
Series 2018-1A, Class A1
3.538% (LIBOR 3 Month + 1.03%), 4/26/31(a)g)(i)		250	244,007
Series 2018-1A, Class A2
4.138% (LIBOR 3 Month + 1.63%), 4/26/31 (a)(g)(i)		250	243,776
ICG US CLO Ltd.
Series 2015-1A, Class A1R
3.589% (LIBOR 3 Month + 1.14%), 10/19/28 (a)(g)(i)		570	564,859
Marble Point CLO XI Ltd.
Series 2017-2A, Class A
3.625% (LIBOR 3 Month + 1.18%), 12/18/30 (a)(g)(i)		678	669,418

	Principal Amount (000)		U.S. $ Value
Octagon Loan Funding Ltd.
Series 2014-1A, Class ARR
3.79% (LIBOR 3 Month + 1.18%), 11/18/31 (a)(g)(i)	U.S.$	461	$455,202
OZLM Ltd.
Series 2018-18A, Class A
3.456% (LIBOR 3 Month + 1.02%), 4/15/31 (a)(g)(i)		745	728,611
Series 2018-22A, Class A1
3.519% (LIBOR 3 Month + 1.07%), 1/17/31 (a)(g)(i)		302	296,453
Rockford Tower CLO Ltd.
Series 2017-3A, Class A
3.659% (LIBOR 3 Month + 1.19%), 10/20/30 (a)(g)(i)		668	659,830
Sound Point CLO XIX Ltd.
Series 2018-1A, Class A
3.436% (LIBOR 3 Month + 1.00%), 4/15/31 (a)(g)(i)		1,050	1,022,791
THL Credit Wind River CLO Ltd.
Series 2014-2A, Class AR
3.576% (LIBOR 3 Month + 1.14%), 1/15/31 (a)(g)(i)		722	709,350
Series 2017-4A, Class B
4.095% (LIBOR 3 Month + 1.45%), 11/20/30 (a)(g)(i)		300	290,003

Total Collateralized Loan Obligations (cost $7,691,577)			7,553,366

AGENCIES - 0.5%
Agency Debentures - 0.5%
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20 (cost $6,115,830)6,490			6,239,681

EMERGING MARKETS - CORPORATE BONDS - 0.4%
Industrial - 0.3%
Capital Goods - 0.0%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)(l)(m)		215	29,240
7.125%, 6/26/42 (a)(l)(m)		760	112,670

			141,910

Communications - Telecommunications - 0.1%
Millicom International Cellular SA
6.625%, 10/15/26 (a)		555	563,536

Consumer Non-Cyclical - 0.1%
BRF SA
3.95%, 5/22/23 (a)		708	634,545
Minerva Luxembourg SA
6.50%, 9/20/26 (a)		648	601,830

	Principal Amount (000)		U.S. $ Value
Natura Cosmeticos SA
5.375%, 2/01/23 (a)	U.S.$	244	$244,561

			1,480,936

Energy - 0.0%
Cosan Luxembourg SA
7.00%, 1/20/27 (a)		400	402,500

Transportation - Services - 0.1%
Rumo Luxembourg SARL
5.875%, 1/18/25 (a)		615	588,863
7.375%, 2/09/24 (a)		510	529,762

			1,118,625

			3,707,507

Utility - 0.1%
Electric - 0.1%
Genneia SA
8.75%, 1/20/22 (a)		377	339,771
Terraform Global Operating LLC
6.125%, 3/01/26 (a)		344	318,183

			657,954

Financial Institutions - 0.0%
Banking - 0.0%
Itau Unibanco Holding SA/Cayman Island
6.125%, 12/12/22 (a)(e)		600	561,000

Total Emerging Markets - Corporate Bonds (cost $5,443,263)			4,926,461

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 0.3%
Canada - 0.3%
Province of Manitoba Canada
3.85%, 12/01/21	CAD	1,220	933,284
Province of Ontario Canada
2.60%, 6/02/27		3,045	2,197,989

Total Local Governments - Provincial Bonds (cost $3,680,715)			3,131,273

QUASI-SOVEREIGNS - 0.3%
Quasi-Sovereign Bonds - 0.3%
China - 0.2%
State Grid Overseas Investment 2014 Ltd.
4.125%, 5/07/24 (a)	U.S.$	951	967,582
State Grid Overseas Investment 2016 Ltd.
2.25%, 5/04/20 (a)		700	690,413

			1,657,995

Indonesia - 0.1%
Pertamina Persero PT
6.45%, 5/30/44 (a)		525	546,657

	Principal Amount (000)		U.S. $ Value
Perusahaan Listrik Negara PT
5.45%, 5/21/28 (a)	U.S.$	618	$619,544

			1,166,201

Mexico - 0.0%
Petroleos Mexicanos
6.50%, 1/23/29		186	173,495

Total Quasi-Sovereigns (cost $3,008,178)			2,997,691

EMERGING MARKETS - SOVEREIGNS - 0.3%
Angola - 0.0%
Republic of Angola Via Northern Lights III BV
7.00%, 8/17/19 (a)		130	130,703

Brazil - 0.0%
Brazilian Government International Bond
4.625%, 1/13/28		223	214,494

Costa Rica - 0.1%
Costa Rica Government International Bond
4.37%, 5/22/19 (a)		234	231,584
7.158%, 3/12/45 (a)		206	176,491

			408,075

Dominican Republic - 0.1%
Dominican Republic International Bond
5.95%, 1/25/27 (a)		446	442,989
7.50%, 5/06/21 (a)		380	390,925

			833,914

Egypt - 0.1%
Egypt Government International Bond
6.125%, 1/31/22 (a)		433	424,340
7.50%, 1/31/27 (a)		535	509,587

			933,927

Gabon - 0.0%
Gabon Government International Bond
6.375%, 12/12/24 (a)		305	272,975

Ivory Coast - 0.0%
Ivory Coast Government International Bond
5.125%, 6/15/25 (a)	EUR	139	152,292

Total Emerging Markets - Sovereigns (cost $3,042,476)			2,946,380

GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Indonesia - 0.1%
Indonesia Government International Bond
5.875%, 1/15/24 (a)	U.S.$	1,205	1,278,806

	Principal Amount (000)		U.S. $ Value
Mexico - 0.1%
Mexico Government International Bond
3.60%, 1/30/25	U.S.$	838	$799,662

Qatar - 0.0%
Qatar Government International Bond
3.875%, 4/23/23 (a)		750	758,250

Total Governments - Sovereign Bonds (cost $2,842,286)			2,836,718

SUPRANATIONALS - 0.2%
Supranationals - 0.2%
European Financial Stability Facility
0.125%, 10/17/23 (a) (cost $1,992,814)	EUR	1,703	1,957,378

EMERGING MARKETS - TREASURIES - 0.1%
Argentina - 0.1%
Argentina POM Politica Monetaria
Series POM
65.51% (ARLLMONP), 6/21/20(i)	ARS	30,710	867,532
Argentine Bonos del Tesoro
16.00%, 10/17/23		17,580	390,348

Total Emerging Markets - Treasuries (cost $2,478,439)			1,257,880

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.0%
Argentina - 0.0%
Provincia de Buenos Aires/Argentina
5.75%, 6/15/19 (a) (cost $167,000)	U.S.$	167	166,165

SHORT-TERM INVESTMENTS - 5.4%
U.S. Treasury Bills - 1.8%
U.S. Treasury Bill
Zero Coupon, 1/17/19-2/14/19 (cost $21,697,607)		21,745	21,697,444

Governments - Treasuries - 1.5%
Japan - 1.5%
Japan Treasury Discount Bill
Series 792
Zero Coupon, 2/04/19	JPY	1,202,400	10,971,729
Series 802
Zero Coupon, 3/25/19		720,000	6,570,948

Total Governments - Treasuries (cost $16,976,694)			17,542,677

	Shares
Investment Companies - 1.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.31% (b)(c)(n) (cost $16,089,455)		16,089,455	16,089,455

	Principal Amount (000)		U.S. $ Value
Agency Discount Note - 0.8%
Federal Home Loan Bank Discount Notes
Zero Coupon, 1/11/19-3/01/19 (cost $10,049,638)	U.S.$	10,080	$10,059,283

Total Short-Term Investments (cost $64,813,394)			65,388,859

Total Investments - 100.6% (cost $1,217,968,809) (o)			1,202,142,901
Other assets less liabilities - (0.6)%			(6,911,820)

Net Assets - 100.0%			$1,195,231,081

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at December 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	398	March 2019	AUD	39,800	$36,757,610	$37,192,936	$435,326
Euro STOXX 50 Index Futures	498	March 2019	EUR	5	17,325,139	16,969,148	(355,991)
FTSE 100 Index Futures	139	March 2019	GBP	1	11,810,588	11,797,708	(12,880)
Japan 10 Yr Bond (OSE) Futures	9	March 2019	JPY	900,000	12,466,044	12,520,597	54,553
MSCI Emerging Markets Futures	1,617	March 2019	USD	81	79,511,781	78,165,780	(1,346,001)
Russell 2000 E-Mini Futures	224	March 2019	USD	11	16,162,431	15,108,800	(1,053,631)
S&P Mid 400 E-Mini Futures	16	March 2019	USD	2	2,848,609	2,659,520	(189,089)
S&P TSX 60 Index Futures	21	March 2019	CAD	4	2,721,053	2,637,460	(83,593)
TOPIX Index Futures	152	March 2019	JPY	1,520	21,986,075	20,711,829	(1,274,246)
U.S. 10 Yr Ultra Futures	171	March 2019	USD	17,100	21,626,737	22,243,359	616,622
U.S. Long Bond (CBT) Futures	22	March 2019	USD	2,200	3,067,304	3,212,000	144,696
U.S. T-Note 2 Yr (CBT) Futures	661	March 2019	USD	132,200	139,422,615	140,338,562	915,947
U.S. T-Note 10 Yr (CBT) Futures	592	March 2019	USD	59,200	70,828,301	72,233,250	1,404,949
U.S. Ultra Bond (CBT) Futures	166	March 2019	USD	16,600	25,419,473	26,668,937	1,249,464
Sold Contracts
10 Yr Canadian Bond Futures	319	March 2019	CAD	31,900	31,581,403	31,958,416	(377,013)
10 Yr Japan Bond (OSE) Futures	59	March 2019	JPY	5,900,000	81,689,111	82,079,467	(390,356)
10 Yr Mini Japan Government Bond Futures	48	March 2019	JPY	480,000	6,641,106	6,684,221	(43,115)
Euro Buxl 30 Yr Bond Futures	7	March 2019	EUR	700	1,427,502	1,448,617	(21,115)
Euro-BOBL Futures	231	March 2019	EUR	23,100	34,983,579	35,073,826	(90,247)
Euro-Bund Futures	70	March 2019	EUR	7,000	13,082,515	13,116,313	(33,798)
Euro-OAT Futures	23	March 2019	EUR	2,300	3,974,889	3,973,918	971
Hang Seng Index Futures	22	January 2019	HKD	1	3,587,853	3,631,875	(44,022)
Long Gilt Futures	559	March 2019	GBP	55,900	87,079,271	87,758,782	(679,511)
S&P 500 E Mini Futures	1,111	March 2019	USD	56	145,626,026	139,163,860	6,462,166
SPI 200 Futures	36	March 2019	AUD	1	3,502,948	3,525,201	(22,253)
U.S. Ultra Bond (CBT) Futures	12	March 2019	USD	1,200	1,838,233	1,927,875	(89,642)
U.S. T-Note 5 Yr (CBT) Futures	408	March 2019	USD	40,800	46,093,627	46,792,500	(698,873)
U.S. T-Note 10 Yr (CBT) Futures	215	March 2019	USD	21,500	25,585,759	$26,233,359	(647,600)

							$3,831,718

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	EUR	860	USD	993	1/09/19	$7,475
Bank of America, NA	EUR	706	USD	800	1/09/19	(9,412)
Bank of America, NA	CAD	9,248	USD	6,960	2/14/19	178,683
Bank of America, NA	USD	8,650	CAD	11,542	2/14/19	(186,437)
Bank of America, NA	USD	1,490	GBP	1,135	2/14/19	(40,228)
Barclays Bank PLC	CHF	4,154	USD	4,197	2/14/19	(45,265)
Barclays Bank PLC	USD	9,029	CAD	11,807	2/14/19	(371,474)
Barclays Bank PLC	USD	1,378	KRW	1,527,337	2/20/19	(4,838)
Barclays Bank PLC	USD	3,060	TWD	93,827	3/14/19	26,947
BNP Paribas SA	CHF	1,497	USD	1,499	1/17/19	(25,796)
BNP Paribas SA	USD	721	MXN	14,537	1/25/19	16,486
BNP Paribas SA	ZAR	21,749	USD	1,522	1/30/19	14,824
BNP Paribas SA	ZAR	10,871	USD	750	1/30/19	(3,116)
BNP Paribas SA	AUD	11,516	USD	8,315	2/14/19	197,572
BNP Paribas SA	USD	10,736	AUD	15,020	2/14/19	(148,435)
BNP Paribas SA	USD	2,193	CAD	2,841	2/14/19	(109,788)
BNP Paribas SA	USD	8,407	JPY	947,652	2/14/19	264,818
BNP Paribas SA	USD	759	JPY	85,465	2/15/19	22,759
BNP Paribas SA	NZD	1,034	USD	716	2/20/19	21,817
Citibank, NA	EUR	699	USD	796	1/09/19	(5,302)
Citibank, NA	JPY	2,592,699	USD	22,894	1/15/19	(776,501)
Citibank, NA	UYU	13,544	USD	412	1/22/19	(6,083)
Citibank, NA	USD	2,222	CLP	1,514,406	1/25/19	(38,609)
Citibank, NA	USD	2,282	EUR	1,971	2/14/19	(16,168)
Citibank, NA	USD	10,861	JPY	1,216,788	2/14/19	273,648
Citibank, NA	USD	1,670	KRW	1,844,965	2/20/19	(10,903)
Credit Suisse International	CHF	3,576	USD	3,615	1/17/19	(27,861)
Credit Suisse International	USD	1,191	NOK	10,465	1/23/19	19,924
Credit Suisse International	JPY	2,102,092	USD	18,791	2/14/19	(445,257)
Credit Suisse International	USD	6,228	AUD	8,648	2/14/19	(131,607)
Credit Suisse International	USD	1,427	CHF	1,392	2/14/19	(5,453)
Credit Suisse International	USD	6,874	GBP	5,278	2/14/19	(132,480)
Credit Suisse International	USD	3,075	NOK	24,914	2/14/19	(188,529)
Credit Suisse International	USD	1,600	JPY	178,018	2/15/19	29,386
Deutsche Bank AG	INR	319,433	USD	4,376	3/18/19	(179,558)
Deutsche Bank AG	USD	4,601	INR	328,309	3/18/19	81,415
Goldman Sachs Bank USA	CAD	35,003	USD	26,493	1/17/19	843,200
Goldman Sachs Bank USA	USD	2,280	ZAR	32,005	1/30/19	(62,962)
Goldman Sachs Bank USA	CAD	2,841	USD	2,192	2/14/19	108,843
Goldman Sachs Bank USA	USD	7,349	GBP	5,700	2/14/19	(69,018)
Goldman Sachs Bank USA	USD	15,916	JPY	1,793,868	2/14/19	499,883
Goldman Sachs Bank USA	JPY	3,407,609	USD	30,259	2/15/19	(927,089)
Goldman Sachs Bank USA	AUD	7,275	USD	5,314	2/20/19	184,787
Goldman Sachs Bank USA	GBP	2,711	USD	3,440	2/28/19	(24,664)
HSBC Bank USA	CAD	2,335	USD	1,765	1/17/19	53,998
HSBC Bank USA	USD	1,119	KRW	1,252,870	2/20/19	7,247
HSBC Bank USA	USD	3,437	TWD	105,263	3/14/19	27,040
JPMorgan Chase Bank, NA	EUR	1,266	USD	1,441	1/09/19	(10,070)
JPMorgan Chase Bank, NA	USD	3,969	EUR	3,456	1/09/19	(7,802)
JPMorgan Chase Bank, NA	CHF	4,524	USD	4,511	1/17/19	(96,902)
JPMorgan Chase Bank, NA	USD	1,356	PLN	5,121	1/18/19	12,438
JPMorgan Chase Bank, NA	USD	760	TRY	4,175	1/24/19	19,020
JPMorgan Chase Bank, NA	MXN	76,887	USD	3,782	1/25/19	(117,205)
JPMorgan Chase Bank, NA	SEK	27,433	USD	3,057	2/14/19	(48,897)
JPMorgan Chase Bank, NA	USD	21,951	EUR	19,175	2/14/19	95,638
JPMorgan Chase Bank, NA	USD	26,052	JPY	2,906,231	2/14/19	543,849
JPMorgan Chase Bank, NA	USD	3,157	NOK	26,828	2/14/19	(48,415)
JPMorgan Chase Bank, NA	USD	6,259	NZD	9,387	2/14/19	45,887
JPMorgan Chase Bank, NA	USD	7,756	SEK	69,667	2/14/19	131,197
Morgan Stanley & Co., Inc.	BRL	11,569	USD	2,986	1/03/19	731
Morgan Stanley & Co., Inc.	BRL	11,569	USD	2,943	1/03/19	(41,955)
Morgan Stanley & Co., Inc.	USD	2,969	BRL	11,569	1/03/19	15,820
Morgan Stanley & Co., Inc.	USD	2,986	BRL	11,569	1/03/19	(731)
Morgan Stanley & Co., Inc.	EUR	513	USD	592	1/09/19	3,934

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc.	USD	810	EUR	699	1/09/19	$(8,876)
Morgan Stanley & Co., Inc.	CAD	5,127	USD	3,866	1/17/19	108,884
Morgan Stanley & Co., Inc.	USD	2,067	NOK	17,488	1/23/19	(42,379)
Morgan Stanley & Co., Inc.	USD	2,938	BRL	11,569	2/04/19	41,843
Morgan Stanley & Co., Inc.	CAD	6,881	USD	5,121	2/14/19	75,499
Natwest Markets PLC	EUR	735	USD	839	1/09/19	(3,769)
Natwest Markets PLC	USD	2,243	SEK	20,192	1/23/19	39,429
Natwest Markets PLC	USD	1,602	JPY	178,018	2/15/19	27,533
Natwest Markets PLC	USD	3,236	TWD	98,551	3/14/19	6,461
Standard Chartered Bank	EUR	781	USD	896	1/09/19	1,448
Standard Chartered Bank	USD	2,637	KRW	2,939,469	2/20/19	6,193
Standard Chartered Bank	TWD	144,366	USD	4,735	3/14/19	(15,373)
Standard Chartered Bank	CNY	37,183	USD	5,376	3/20/19	(31,005)
State Street Bank & Trust Co.	EUR	2,981	USD	3,454	1/09/19	36,895
State Street Bank & Trust Co.	EUR	1,835	USD	2,093	1/09/19	(10,874)
State Street Bank & Trust Co.	USD	1,741	EUR	1,530	1/09/19	12,858
State Street Bank & Trust Co.	USD	965	EUR	832	1/09/19	(11,606)
State Street Bank & Trust Co.	CHF	2,203	USD	2,219	1/17/19	(25,790)
State Street Bank & Trust Co.	USD	747	CHF	731	1/17/19	(2,559)
State Street Bank & Trust Co.	PLN	7,947	USD	2,151	1/18/19	26,656
State Street Bank & Trust Co.	SEK	176	USD	20	1/23/19	(336)
State Street Bank & Trust Co.	SGD	368	USD	267	1/24/19	(2,562)
State Street Bank & Trust Co.	USD	737	TRY	4,024	1/24/19	13,841
State Street Bank & Trust Co.	MXN	15,498	USD	767	1/25/19	(18,870)
State Street Bank & Trust Co.	USD	765	MXN	15,491	1/25/19	21,152
State Street Bank & Trust Co.	GBP	1,031	USD	1,363	2/14/19	45,519
State Street Bank & Trust Co.	JPY	129,818	USD	1,170	2/14/19	(18,339)
State Street Bank & Trust Co.	USD	820	EUR	721	2/14/19	9,300
State Street Bank & Trust Co.	USD	480	NOK	4,040	2/14/19	(11,466)
State Street Bank & Trust Co.	JPY	22,330	USD	198	2/15/19	(6,480)
State Street Bank & Trust Co.	USD	95	JPY	10,750	2/15/19	3,119
State Street Bank & Trust Co.	AUD	184	USD	134	2/20/19	4,210
State Street Bank & Trust Co.	NZD	215	USD	148	2/20/19	4,260
State Street Bank & Trust Co.	USD	37	AUD	51	2/20/19	(1,159)
UBS AG	EUR	69,979	USD	80,893	1/09/19	675,956
UBS AG	ZAR	42,812	USD	3,003	1/30/19	37,299
UBS AG	AUD	2,559	USD	1,811	2/14/19	7,415
UBS AG	EUR	7,890	USD	9,007	2/14/19	(64,627)
UBS AG	JPY	2,663,810	USD	23,605	2/14/19	(771,894)
UBS AG	USD	1,794	EUR	1,566	2/14/19	6,295
UBS AG	USD	1,660	EUR	1,418	2/14/19	(29,714)
UBS AG	USD	6,196	JPY	693,620	2/14/19	151,122

						$(330,035)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAIG Series 31, 5 Year Index, 12/20/23*	(1.00)%	Quarterly	0.88%	USD	8,290	$(49,340)	$(145,247)	$95,907
iTraxx-Australia Series 30, 5 Year Index, 12/20/23*	(1.00)	Quarterly	0.95	USD	7,400	(18,941)	(79,230)	60,289
Sale Contracts
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	5.00	Quarterly	4.50	USD	5,700	125,121	303,270	(178,149)
CDX-NAIG Series 31, 5 Year Index, 12/20/23*	1.00	Quarterly	0.88	USD	7,400	62,750	128,994	(66,244)

						$119,590	$207,787	$(88,197)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
NOK	492,950	6/22/20	6 Month NIBOR	1.378%	Semi-Annual/Annual	$332,959	$	– 0	–	$332,959
USD	31,080	9/10/20	3 Month LIBOR	2.824%	Quarterly/Semi-Annual	284,462		– 0	–	284,462
USD	4,090	8/22/22	3 Month LIBOR	2.886%	Quarterly/Semi-Annual	74,801		– 0	–	74,801
USD	13,840	9/10/23	3 Month LIBOR	2.896%	Quarterly/Semi-Annual	294,545		– 0	–	294,545
USD	12,910	9/10/23	3 Month LIBOR	2.883%	Quarterly/Semi-Annual	269,255		– 0	–	269,255
USD	610	4/21/25	1.972%	3 Month LIBOR	Semi-Annual/Quarterly	23,190		– 0	–	23,190

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	370	6/09/25	2.470%	3 Month LIBOR	Semi-Annual/Quarterly	$3,144	$	– 0	–	$3,144
USD	484	8/04/25	2.285%	3 Month LIBOR	Semi-Annual/Quarterly	7,159		– 0	–	7,159
USD	1,990	4/27/26	1.773%	3 Month LIBOR	Semi-Annual/Quarterly	117,268		– 0	–	117,268
USD	840	10/04/26	1.459%	3 Month LIBOR	Semi-Annual/Quarterly	72,506		52,460		20,046
USD	420	11/08/26	1.657%	3 Month LIBOR	Semi-Annual/Quarterly	30,369		– 0	–	30,369
USD	420	11/09/26	1.672%	3 Month LIBOR	Semi-Annual/Quarterly	29,908		– 0	–	29,908
USD	1,040	4/04/27	2.436%	3 Month LIBOR	Semi-Annual/Quarterly	18,530		(11,906)		30,436
USD	580	4/26/27	2.287%	3 Month LIBOR	Semi-Annual/Quarterly	17,239		23		17,216
USD	610	7/12/27	2.355%	3 Month LIBOR	Semi-Annual/Quarterly	11,942		(2,753)		14,695
USD	6,030	7/20/27	2.227%	3 Month LIBOR	Semi-Annual/Quarterly	182,340		33,238		149,102
USD	1,500	3/28/28	2.920%	3 Month LIBOR	Semi-Annual/Quarterly	(28,301)		– 0	–	(28,301)
NOK	54,640	8/31/28	2.186%	6 Month NIBOR	Annual/Semi-Annual	(81,855)		– 0	–	(81,855)
USD	1,510	8/31/28	3 Month LIBOR	2.986%	Quarterly/Semi-Annual	46,800		– 0	–	46,800
USD	1,010	11/10/35	2.613%	3 Month LIBOR	Semi-Annual/Quarterly	28,921		– 0	–	28,921
USD	590	7/20/47	2.534%	3 Month LIBOR	Semi-Annual/Quarterly	35,499		4,304		31,195
USD	5,840	9/10/48	2.980%	3 Month LIBOR	Semi-Annual/Quarterly	(220,029)		– 0	–	(220,029)

						$1,550,652		$75,366		$1,475,286

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Sprint Communications, Inc., 7.000%, 8/15/20, 6/20/19*	(5.00)%	Quarterly	0.44%	USD	573	$(13,205)	$(3,280)	$(9,925)
Sprint Communications, Inc., 7.000%, 8/15/20, 6/20/19*	(5.00)	Quarterly	0.44	USD	657	(15,140)	(3,899)	(11,241)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.57	USD	31	112	387	(275)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	5.35	USD	609	73,633	49,887	23,746
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	5.35	USD	1,220	147,508	94,095	53,413
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	5.35	USD	1,219	147,388	90,817	56,571
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	5.35	USD	1,502	181,603	108,123	73,480
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	5.35	USD	302	36,515	21,153	15,362
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	5.35	USD	302	36,515	21,153	15,362
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	5.35	USD	286	34,579	20,481	14,098
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.57	USD	2,896	10,436	35,893	(25,457)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.57	USD	29	105	262	(157)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)%	Monthly	0.57%	USD	368	$1,326	$4,917	$(3,591)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.57	USD	4,030	14,525	42,249	(27,724)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.57	USD	1,209	4,358	12,566	(8,208)
Goldman Sachs International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.57	USD	404	1,456	5,354	(3,898)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.57	USD	263	948	2,471	(1,523)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.57	USD	433	1,560	5,586	(4,026)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.57	USD	226	814	2,915	(2,101)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	273	(43,879)	(37,021)	(6,858)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	200	(32,146)	(27,766)	(4,380)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	453	(72,809)	(71,109)	(1,700)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	63	(10,126)	(10,376)	250
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	279	(44,844)	(42,516)	(2,328)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	422	(67,861)	(49,399)	(18,462)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	610	(98,094)	(71,407)	(26,687)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	843	(135,561)	(96,502)	(39,059)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	8.38%	USD	1,219	$(196,025)	$(139,545)	$(56,480)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,219	(196,025)	(136,804)	(59,221)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	844	(135,721)	(94,719)	(41,002)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,502	(241,535)	(164,623)	(76,912)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	906	(145,691)	(99,806)	(45,885)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	335	(53,871)	(36,857)	(17,014)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	298	(47,921)	(38,661)	(9,260)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	256	(41,167)	(33,212)	(7,955)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	418	(67,218)	(54,229)	(12,989)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	294	(47,278)	(39,398)	(7,880)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	61	(9,810)	(8,033)	(1,777)
Credit Suisse International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.37	USD	370	(15,988)	(8,414)	(7,574)
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.37	USD	6,118	(264,705)	(118,255)	(146,450)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	673	(108,165)	(44,517)	(63,648)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	198	(31,822)	(13,998)	(17,824)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	301	(48,377)	(45,660)	(2,717)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	8.38%	USD	570	$(91,609)	$(86,293)	$(5,316)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.37	USD	2,400	(103,840)	(100,290)	(3,550)
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.37	USD	880	(38,075)	(8,470)	(29,605)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	257	(41,304)	(18,417)	(22,887)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	36	(5,786)	(2,113)	(3,673)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	663	(106,564)	(55,762)	(50,802)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	35	(5,625)	(4,195)	(1,430)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	218	(35,038)	(28,089)	(6,949)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	242	(38,894)	(28,304)	(10,590)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	243	(39,057)	(28,410)	(10,647)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	357	(57,381)	(39,326)	(18,055)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	2,000	(321,434)	(209,487)	(111,947)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	150	(24,121)	(19,670)	(4,451)
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.37	USD	917	(39,675)	(5,663)	(34,012)
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.37	USD	1,835	(79,395)	(10,627)	(68,768)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	3.37%	USD	918	$(39,719)	$(6,724)	$(32,995)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,128	(181,288)	(56,407)	(124,881)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	700	(112,502)	(54,719)	(57,783)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	940	(151,079)	(76,519)	(74,560)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	209	(33,590)	(18,467)	(15,123)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	18	(2,893)	(1,649)	(1,244)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	35	(5,626)	(3,267)	(2,359)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	35	(5,626)	(3,535)	(2,091)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	69	(11,090)	(7,617)	(3,473)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	353	(56,735)	(49,124)	(7,611)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	779	(125,209)	(105,605)	(19,604)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	239	(38,415)	(26,037)	(12,378)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	496	(79,720)	(77,962)	(1,758)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	345	(55,451)	(57,658)	2,207
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	483	(77,632)	(81,883)	4,251
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	20	(3,214)	(3,106)	(108)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	8.38%	USD	103	$(16,555)	$(13,440)	$(3,115)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.37	USD	22	(952)	(418)	(534)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	272	(43,715)	(19,612)	(24,103)

						$(3,560,412)	$(2,280,562)	$(1,279,850)

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6,180	7/15/20	1.527%	CPI	#	Maturity	$42,205
Barclays Bank PLC	2,350	1/15/21	1.490%	CPI	#	Maturity	17,444

							$59,649

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG
AUD/JPY 1/14/20*	11.12%	Maturity	AUD	57	$15,479	$	– 0	–	$15,479
AUD/JPY 3/3/20*	12.75	Maturity	AUD	35	(6,690)		– 0	–	(6,690)
Goldman Sachs Bank USA
AUD/JPY 3/10/20*	12.90	Maturity	AUD	20	(3,592)		– 0	–	(3,592)
AUD/JPY 3/11/20*	12.80	Maturity	AUD	15	(3,765)		– 0	–	(3,765)

					$1,432	$	– 0	–	$1,432

*	Termination date

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate market value of these securities amounted to $203,473,875 or 17.0% of net assets.

(b)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(c)	Affiliated investments.
(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	IO - Interest Only.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Illiquid security.
(i)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2018.
(j)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.07% of net assets as of December 31, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
6.756%, 11/25/24	11/06/15	$82,700	$90,800	0.01%
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M1
4.506%, 10/25/25	9/18/15	77,435	77,802	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
7.756%, 11/25/25	9/28/15	459,020	516,429	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
8.006%, 11/25/25	9/28/15	141,392	164,361	0.01%

(k)	Inverse interest only security.
(l)	Non-income producing security.
(m)	Defaulted.
(n)	The rate shown represents the 7-day yield as of period end.
(o)

As of December 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $34,846,747 and gross unrealized depreciation of investments was $(47,002,652), resulting in net unrealized depreciation of $(12,155,905).

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar

PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
ARLLMONP	-	Argentina Blended Policy Rate
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NIBOR	-	Norwegian Interbank Offered Rate
OAT	-	Obligations Assimilables du Trésor
OSE	-	Osaka Securities Exchange
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay B Portfolio

December 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$281,205,908		$	– 0	–	$281,205,908
Investment Companies		209,150,519		– 0	–		– 0	–	209,150,519
Governments - Treasuries		– 0	–	188,390,196			– 0	–	188,390,196
Corporates - Investment Grade		– 0	–	155,772,748			– 0	–	155,772,748
Mortgage Pass-Throughs		– 0	–	83,183,470			– 0	–	83,183,470
Commercial Mortgage-Backed Securities		– 0	–	44,142,216			10,119,582		54,261,798
Collateralized Mortgage Obligations		– 0	–	42,073,180			– 0	–	42,073,180
Corporates - Non-Investment Grade		– 0	–	34,493,691			– 0	–	34,493,691

Asset-Backed Securities	– 0	–	23,483,794		9,597,400		33,081,194
Covered Bonds	– 0	–	12,027,608		– 0	–	12,027,608
Governments - Sovereign Agencies	– 0	–	9,100,737		– 0	–	9,100,737
Collateralized Loan Obligations	– 0	–	– 0	–	7,553,366		7,553,366
Agencies	– 0	–	6,239,681		– 0	–	6,239,681
Emerging Markets - Corporate Bonds	– 0	–	4,926,461		– 0	–	4,926,461
Local Governments - Provincial Bonds	– 0	–	3,131,273		– 0	–	3,131,273
Quasi-Sovereigns	– 0	–	2,997,691		– 0	–	2,997,691
Emerging Markets - Sovereigns	– 0	–	2,946,380		– 0	–	2,946,380
Governments - Sovereign Bonds	– 0	–	2,836,718		– 0	–	2,836,718
Supranationals	– 0	–	1,957,378		– 0	–	1,957,378
Emerging Markets - Treasuries	– 0	–	1,257,880		– 0	–	1,257,880
Local Governments - Regional Bonds	– 0	–	166,165		– 0	–	166,165
Short-Term Investments:
U.S. Treasury Bills	– 0	–	21,697,444		– 0	–	21,697,444
Governments - Treasuries	– 0	–	17,542,677		– 0	–	17,542,677
Investment Companies	16,089,455		– 0	–	– 0	–	16,089,455
Agency Discount Notes	– 0	–	10,059,283		– 0	–	10,059,283

Total Investments in Securities	225,239,974		949,632,579		27,270,348		1,202,142,901
Other Financial Instruments (a):
Assets:
Futures	11,284,694		– 0	–	– 0	–	11,284,694
Forward Currency Exchange Contracts	– 0	–	5,112,453		– 0	–	5,112,453
Centrally Cleared Credit Default Swaps	– 0	–	187,871		– 0	–	187,871
Centrally Cleared Interest Rate Swaps	– 0	–	1,880,837		– 0	–	1,880,837
Credit Default Swaps	– 0	–	693,381		– 0	–	693,381
Inflation (CPI) Swaps	– 0	–	59,649		– 0	–	59,649
Liabilities:
Futures	(5,743,584)		(1,709,392)		– 0	–	(7,452,976)
Forward Currency Exchange Contracts	– 0	–	(5,442,488)		– 0	–	(5,442,488)
Centrally Cleared Credit Default Swaps	– 0	–	(68,281)		– 0	–	(68,281)
Centrally Cleared Interest Rate Swaps	– 0	–	(330,185)		– 0	–	(330,185)
Credit Default Swaps	– 0	–	(4,253,793)		– 0	–	(4,253,793)

Total (b)	$230,781,084		$945,762,631		$27,270,348		$1,203,814,063

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates- Investment Grade			Commercial Mortgage-Backed Securities		Asset-Backed Securities
Balance as of 9/30/18		$1,058,102		$8,723,003		$9,808,277
Accrued discounts/(premiums)		– 0	–	(5)		46
Realized gain (loss)		– 0	–	(120,694)		191
Change in unrealized appreciation/depreciation		– 0	–	(58,999)		20,282
Purchases/Payups		– 0	–	1,613,792		784,938
Sales/Paydowns		– 0	–	(37,515)		(1,016,334)
Transfers in to Level 3		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		(1,058,102)		– 0	–	– 0	–

Balance as of 12/31/18	$	– 0	–	$10,119,582		$9,597,400

Net change in unrealized appreciation/depreciation from investments held as of 12/31/18	$	– 0	–	$(58,999)		$20,282

	Collateralized Loan Obligations		Total
Balance as of 9/30/18	$6,650,718		$26,240,100
Accrued discounts/(premiums)	32		73
Realized gain (loss)	– 0	–	(120,503)
Change in unrealized appreciation/depreciation	(128,071)		(166,788)
Purchases/Payups	1,030,687		3,429,417
Sales/Paydowns	– 0	–	(1,053,849)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(1,058,102	)(a)

Balance as of 12/31/18	$7,553,366		$27,270,348

Net change in unrealized appreciation/depreciation from investments held as of 12/31/18	$(128,071)		$(166,788)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of December 31, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2018 is as follows:

									Distributions
Affiliated Issuer	Market Value 9/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 12/31/18 (000)	Dividend Income (000)		Realized Gains (000)
AB All Market Real Return Portfolio	$93,300	$1,019	$32,864	$506		$(10,670)		$51,291	$1,019		$	– 0	–
Government Money Market Portfolio	52,625	88,692	125,228	– 0	–	– 0	–	16,089	– 0	–		197

Total	$145,925	$89,711	$158,092	$506		$(10,670)		$67,380	$1,019			$197

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay A Portfolio

Schedule of Investments

December 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 49.2%
Information Technology - 10.0%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	4,910	$1,034,537
Ciena Corp. (a)	26,656	903,905
Cisco Systems, Inc.	474,096	20,542,579
Finisar Corp. (a)	56,590	1,222,344
NetScout Systems, Inc. (a)	35,540	839,810
Nokia Oyj (Sponsored ADR)-Class A	2,180,368	12,689,742

		37,232,917

Electronic Equipment, Instruments & Components - 0.3%
Anixter International, Inc. (a)	4,817	261,611
Avnet, Inc.	26,840	968,924
CDW Corp./DE	131,760	10,679,148
Littelfuse, Inc.	6,700	1,148,916
Sanmina Corp. (a)	7,480	179,969

		13,238,568

IT Services - 2.2%
Amdocs Ltd.	13,440	787,315
Booz Allen Hamilton Holding Corp.	19,525	879,992
Cognizant Technology Solutions Corp.-Class A	161,400	10,245,672
Fidelity National Information Services, Inc.	164,199	16,838,608
Genpact Ltd.	43,320	1,169,207
Total System Services, Inc.	143,998	11,705,597
Twilio, Inc.-Class A (a)	14,470	1,292,171
Visa, Inc.-Class A	336,831	44,441,482

		87,360,044

Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices, Inc. (a)	55,740	1,028,961
Cree, Inc. (a)	16,920	723,753
Cypress Semiconductor Corp.	62,020	788,894
Intel Corp.	465,219	21,832,728
Kulicke & Soffa Industries, Inc.	14,590	295,739
MaxLinear, Inc.-Class A (a)	34,992	615,859
Mellanox Technologies Ltd. (a)	5,380	497,004
Semtech Corp. (a)	21,430	982,994
Texas Instruments, Inc.	140,339	13,262,036
Universal Display Corp.	7,970	745,753
Xilinx, Inc.	227,905	19,410,669

		60,184,390

Software - 3.1%
2U, Inc. (a)	14,911	741,375
Adobe, Inc. (a)	65,645	14,851,525
ANSYS, Inc. (a)	6,060	866,216
Aspen Technology, Inc. (a)	15,125	1,242,972
CommVault Systems, Inc. (a)	6,653	393,126
Guidewire Software, Inc. (a)	13,227	1,061,202
HubSpot, Inc. (a)	9,012	1,133,079
Microsoft Corp. (b)	682,682	69,340,011

Company	Shares	U.S. $ Value
New Relic, Inc. (a)	14,312	$1,158,843
Nuance Communications, Inc. (a)	61,460	813,116
Nutanix, Inc.-Class A (a)	16,266	676,503
Oracle Corp.	619,762	27,982,254
SailPoint Technologies Holding, Inc. (a)	50,767	1,192,517
Splunk, Inc. (a)	7,832	821,185
Tableau Software, Inc.-Class A (a)	10,820	1,298,400
Trade Desk, Inc. (The)-Class A (a)	10,513	1,220,139
Verint Systems, Inc. (a)	24,900	1,053,519
Zendesk, Inc. (a)	21,780	1,271,298

		127,117,280

Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc. (b)	346,809	54,705,652
HP, Inc.	743,128	15,204,399
NCR Corp. (a)	46,080	1,063,526
Pure Storage, Inc.-Class A (a)	63,868	1,026,997
Xerox Corp.	505,269	9,984,116

		81,984,690

		407,117,889

Financials - 7.3%
Banks - 3.4%
Associated Banc-Corp.	38,690	765,675
Bank of America Corp.	1,690,192	41,646,331
Cadence BanCorp	57,843	970,605
Citigroup, Inc.	250,882	13,060,917
Comerica, Inc.	12,760	876,484
Huntington Bancshares, Inc./OH	58,150	693,148
JPMorgan Chase & Co.	437,626	42,721,050
Sterling Bancorp./DE	44,960	742,290
SVB Financial Group (a)	5,053	959,666
Synovus Financial Corp.	27,997	895,624
Texas Capital Bancshares, Inc. (a)	16,789	857,750
Umpqua Holdings Corp.	57,643	916,524
Webster Financial Corp.	17,095	842,612
Wells Fargo & Co.	613,836	28,285,563
Wintrust Financial Corp.	16,330	1,085,782
Zions Bancorp NA	32,057	1,306,002

		136,626,023

Capital Markets - 1.1%
Affiliated Managers Group, Inc.	7,025	684,516
CME Group, Inc.-Class A	86,125	16,201,835
Goldman Sachs Group, Inc. (The)	95,306	15,920,867
Lazard Ltd.-Class A	35,520	1,311,043
S&P Global, Inc.	45,064	7,658,176
Stifel Financial Corp.	26,401	1,093,530

		42,869,967

Consumer Finance - 0.3%
OneMain Holdings, Inc. (a)	22,140	537,780
Synchrony Financial	483,932	11,353,045

		11,890,825

Company	Shares	U.S. $ Value
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc.-Class B (a)	168,793	$34,464,155

Insurance - 1.7%
American Financial Group, Inc./OH	10,204	923,768
Everest Re Group Ltd.	104,407	22,735,668
Fidelity National Financial, Inc.	541,562	17,026,709
First American Financial Corp.	21,262	949,136
Hanover Insurance Group, Inc. (The)	5,290	617,713
Kemper Corp.	600	39,828
Old Republic International Corp.	55,374	1,139,043
Progressive Corp. (The)	414,097	24,982,472
Reinsurance Group of America, Inc.-Class A	11,330	1,588,806
Selective Insurance Group, Inc.	10,990	669,731

		70,672,874

Thrifts & Mortgage Finance - 0.0%
BankUnited, Inc.	33,355	998,649
Essent Group Ltd. (a)	25,893	885,023

		1,883,672

		298,407,516

Health Care - 6.1%
Biotechnology - 1.4%
Aimmune Therapeutics, Inc. (a)	19,520	466,918
Allogene Therapeutics, Inc. (a)	13,607	366,437
Ascendis Pharma A/S (Sponsored ADR) (a)	7,687	481,591
BeiGene Ltd. (Sponsored ADR) (a)	4,028	564,967
Biogen, Inc. (a)(b)	61,062	18,374,777
Biohaven Pharmaceutical Holding Co., Ltd. (a)	14,144	523,045
Blueprint Medicines Corp. (a)	7,864	423,948
Exact Sciences Corp. (a)	27,875	1,758,913
Gilead Sciences, Inc.	337,324	21,099,616
Incyte Corp. (a)	9,480	602,833
Loxo Oncology, Inc. (a)	4,401	616,448
Madrigal Pharmaceuticals, Inc. (a)	3,070	346,050
Neurocrine Biosciences, Inc. (a)	12,874	919,332
Rubius Therapeutics, Inc. (a)	24,910	400,553
Sage Therapeutics, Inc. (a)	5,711	547,057
Sarepta Therapeutics, Inc. (a)	6,870	749,723
Ultragenyx Pharmaceutical, Inc. (a)	8,976	390,276
Vertex Pharmaceuticals, Inc. (a)	49,181	8,149,784

		56,782,268

Health Care Equipment & Supplies - 0.9%
AxoGen, Inc. (a)	29,837	609,570
Edwards Lifesciences Corp. (a)	106,159	16,260,374
Inogen, Inc. (a)	6,540	812,072
Intuitive Surgical, Inc. (a)	12,034	5,763,323

Company	Shares	U.S. $ Value
Medtronic PLC	115,494	$10,505,334
Penumbra, Inc. (a)	10,493	1,282,245

		35,232,918

Health Care Providers & Services - 1.6%
Amedisys, Inc. (a)	13,440	1,573,958
Anthem, Inc.	93,006	24,426,166
Guardant Health, Inc. (a)	9,260	348,083
Molina Healthcare, Inc. (a)	6,923	804,591
UnitedHealth Group, Inc. (b)	154,433	38,472,349
WellCare Health Plans, Inc. (a)	2,664	628,944

		66,254,091

Health Care Technology - 0.0%
Teladoc Health, Inc. (a)	27,458	1,361,093

Life Sciences Tools & Services - 0.1%
ICON PLC (a)	20,070	2,593,245

Pharmaceuticals - 2.1%
GW Pharmaceuticals PLC (Sponsored ADR) (a)	3,271	318,563
Johnson & Johnson (b)	59,955	7,737,193
Merck & Co., Inc.	283,227	21,641,375
Pfizer, Inc.	861,344	37,597,665
Revance Therapeutics, Inc. (a)	15,868	319,423
Zoetis, Inc.	213,559	18,267,837

		85,882,056

		248,105,671

Consumer Discretionary - 5.7%
Auto Components - 0.5%
Cooper-Standard Holdings, Inc. (a)	9,482	589,022
Lear Corp.	6,394	785,567
Magna International, Inc.-Class A	390,663	17,755,633

		19,130,222

Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	15,527	1,730,484
Chegg, Inc. (a)	52,323	1,487,020
Grand Canyon Education, Inc. (a)	14,515	1,395,472
Houghton Mifflin Harcourt Co. (a)	67,264	595,959
Sotheby’s (a)	21,435	851,827

		6,060,762

Hotels, Restaurants & Leisure - 0.7%
Bloomin’ Brands, Inc.	54,100	967,849
Chipotle Mexican Grill, Inc.-Class A (a)	2,500	1,079,475
Hilton Grand Vacations, Inc. (a)	52,513	1,385,818
McDonald’s Corp.	106,211	18,859,887
Planet Fitness, Inc. (a)	31,496	1,688,815
Starbucks Corp.	39,579	2,548,888

		26,530,732

Company	Shares	U.S. $ Value
Household Durables - 0.0%
Lennar Corp.-Class A	20,205	$791,026
Taylor Morrison Home Corp.-Class A (a)	33,570	533,763

		1,324,789

Internet & Direct Marketing Retail - 0.5%
Booking Holdings, Inc. (a)	7,992	13,765,581
eBay, Inc. (a)	94,165	2,643,212
Etsy, Inc. (a)	28,596	1,360,312
GrubHub, Inc. (a)	16,940	1,301,161
Wayfair, Inc.-Class A (a)	11,640	1,048,531

		20,118,797

Multiline Retail - 0.3%
Dollar General Corp.	99,675	10,772,874
Ollie’s Bargain Outlet Holdings, Inc. (a)	16,210	1,078,127

		11,851,001

Specialty Retail - 3.0%
AutoZone, Inc. (a)	26,029	21,821,152
Burlington Stores, Inc. (a)	10,630	1,729,182
Five Below, Inc. (a)	14,992	1,533,982
Home Depot, Inc. (The)	224,736	38,614,140
Michaels Cos., Inc. (The) (a)	51,230	693,654
National Vision Holdings, Inc. (a)	36,436	1,026,402
Ross Stores, Inc.	244,137	20,312,198
Signet Jewelers Ltd.	18,330	582,344
TJX Cos., Inc. (The)	619,350	27,709,719
Ulta Salon Cosmetics & Fragrance, Inc. (a)	27,656	6,771,295

		120,794,068

Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc.-Class B	345,164	25,590,459
Skechers U.S.A., Inc.-Class A (a)	26,069	596,719

		26,187,178

		231,997,549

Communication Services - 5.3%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	583,168	32,785,705

Entertainment - 0.6%
Take-Two Interactive Software, Inc. (a)	7,227	743,947
Walt Disney Co. (The)	196,418	21,537,234

		22,281,181

Interactive Media & Services - 2.6%
Alphabet, Inc.-Class C (a)(b)	68,505	70,944,463
Facebook, Inc.-Class A (a)(b)	277,868	36,425,716

		107,370,179

Company	Shares	U.S. $ Value
Media - 1.0%
Comcast Corp.-Class A	1,125,155	$38,311,528
Criteo SA (Sponsored ADR) (a)	25,266	574,044
Scholastic Corp.	12,590	506,873

		39,392,445

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. (a)	188,548	11,993,538

		213,823,048

Consumer Staples - 4.0%
Beverages - 1.0%
Constellation Brands, Inc.-Class A	76,053	12,230,843
Cott Corp.	71,095	991,064
PepsiCo, Inc.	233,335	25,778,851

		39,000,758

Food & Staples Retailing - 1.9%
Costco Wholesale Corp. (b)	127,394	25,951,432
US Foods Holding Corp. (a)	565,874	17,904,253
Walmart, Inc. (b)	367,091	34,194,527

		78,050,212

Food Products - 0.0%
Ingredion, Inc.	9,041	826,347
Nomad Foods Ltd. (a)	56,400	943,008

		1,769,355

Household Products - 0.6%
Procter & Gamble Co. (The)	283,468	26,056,379

Tobacco - 0.5%
Altria Group, Inc.	364,776	18,016,287

		162,892,991

Industrials - 3.6%
Aerospace & Defense - 1.6%
AAR Corp.	1,970	73,560
Boeing Co. (The)	73,698	23,767,605
Hexcel Corp.	19,772	1,133,727
L3 Technologies, Inc.	11,905	2,067,422
Northrop Grumman Corp.	88,142	21,585,976
Raytheon Co.	105,329	16,152,202

		64,780,492

Air Freight & Logistics - 0.1%
Atlas Air Worldwide Holdings, Inc. (a)	10,790	455,230
Expeditors International of Washington, Inc.	12,208	831,243
XPO Logistics, Inc. (a)	15,930	908,647

		2,195,120

Airlines - 0.3%
Alaska Air Group, Inc.	18,130	1,103,211
Delta Air Lines, Inc.	246,180	12,284,382
Hawaiian Holdings, Inc.	24,020	634,368
SkyWest, Inc.	19,790	880,061

		14,902,022

Company	Shares	U.S. $ Value
Building Products - 0.1%
Armstrong World Industries, Inc.	18,827	$1,095,919
Lennox International, Inc.	6,130	1,341,612

		2,437,531

Commercial Services & Supplies - 0.0%
Copart, Inc. (a)	15,118	722,338
Steelcase, Inc.-Class A	44,347	657,666

		1,380,004

Construction & Engineering - 0.1%
AECOM (a)	23,225	615,462
Dycom Industries, Inc. (a)	12,310	665,232
Granite Construction, Inc.	16,600	668,648
Jacobs Engineering Group, Inc.	17,830	1,042,342
Quanta Services, Inc.	30,630	921,963
Tutor Perini Corp. (a)	36,380	580,989

		4,494,636

Electrical Equipment - 0.1%
AMETEK, Inc.	16,039	1,085,840
EnerSys	10,737	833,299
Regal Beloit Corp.	13,539	948,407

		2,867,546

Industrial Conglomerates - 0.5%
Carlisle Cos., Inc.	6,506	653,983
Honeywell International, Inc.	164,184	21,691,990

		22,345,973

Machinery - 0.2%
Gardner Denver Holdings, Inc. (a)	52,563	1,074,913
Gates Industrial Corp. PLC (a)	49,824	659,670
IDEX Corp.	11,934	1,506,787
Lincoln Electric Holdings, Inc.	15,264	1,203,566
Nordson Corp.	11,990	1,431,007
Oshkosh Corp.	13,670	838,108
SPX FLOW, Inc. (a)	10,572	321,600
Terex Corp.	18,070	498,190

		7,533,841

Professional Services - 0.0%
CoStar Group, Inc. (a)	2,450	826,483

Road & Rail - 0.5%
Knight-Swift Transportation Holdings, Inc.	36,940	926,086
Norfolk Southern Corp.	121,090	18,107,798

		19,033,884

Company	Shares	U.S. $ Value
Trading Companies & Distributors - 0.1%
BMC Stock Holdings, Inc. (a)	33,582	$519,849
MRC Global, Inc. (a)	48,030	587,407
SiteOne Landscape Supply, Inc. (a)	15,158	837,783
United Rentals, Inc. (a)	10,120	1,037,604

		2,982,643

		145,780,175

Real Estate - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.5%
American Campus Communities, Inc.	29,867	1,236,195
Camden Property Trust	14,189	1,249,342
CubeSmart	662,669	19,011,973
Empire State Realty Trust, Inc.-Class A	70,888	1,008,736
MGM Growth Properties LLC-Class A	28,431	750,863
Mid-America Apartment Communities, Inc.	332,172	31,788,861
Park Hotels & Resorts, Inc.	35,683	927,044
Regency Centers Corp.	438,562	25,734,818
STAG Industrial, Inc.	42,570	1,059,142
Sun Communities, Inc.	179,048	18,210,972

		100,977,946

Real Estate Management & Development - 0.4%
CBRE Group, Inc.-Class A (a)	369,891	14,810,436

		115,788,382

Energy - 2.3%
Energy Equipment & Services - 0.3%
Cactus, Inc.-Class A (a)	25,866	708,987
Dril-Quip, Inc. (a)	15,333	460,450
Helix Energy Solutions Group, Inc. (a)	43,600	235,876
National Oilwell Varco, Inc.	282,919	7,271,019
Oceaneering International, Inc. (a)	47,950	580,195
Oil States International, Inc. (a)	23,190	331,153
Patterson-UTI Energy, Inc.	51,540	533,439
RPC, Inc.	52,290	516,102

		10,637,221

Oil, Gas & Consumable Fuels - 2.0%
Chevron Corp.	221,181	24,062,281
EOG Resources, Inc.	190,050	16,574,260
Exxon Mobil Corp.	181,250	12,359,438
HollyFrontier Corp.	9,670	494,330
Marathon Petroleum Corp.	231,797	13,678,341
Matador Resources Co. (a)	19,810	307,649
Oasis Petroleum, Inc. (a)	92,700	512,631
QEP Resources, Inc. (a)	97,247	547,501
Royal Dutch Shell PLC (Sponsored ADR)	236,311	14,164,481
SM Energy Co.	40,270	623,380
SRC Energy, Inc. (a)	48,350	227,245

		83,551,537

		94,188,758

Company	Shares	U.S. $ Value
Utilities - 1.5%
Electric Utilities - 1.0%
Alliant Energy Corp.	27,936	$1,180,296
American Electric Power Co., Inc.	484,348	36,200,170
PNM Resources, Inc.	19,660	807,829
Portland General Electric Co.	20,465	938,320

		39,126,615

Gas Utilities - 0.0%
Southwest Gas Holdings, Inc.	10,930	836,145

Multi-Utilities - 0.5%
Black Hills Corp.	11,253	706,463
NiSource, Inc.	783,851	19,870,623

		20,577,086

		60,539,846

Materials - 0.5%
Chemicals - 0.5%
LyondellBasell Industries NV-Class A	179,802	14,952,334
Orion Engineered Carbons SA	30,932	781,961
PolyOne Corp.	34,545	987,987
Trinseo SA	17,460	799,319

		17,521,601

Containers & Packaging - 0.0%
Graphic Packaging Holding Co.	73,275	779,646

Metals & Mining - 0.0%
Alcoa Corp. (a)	26,730	710,484

		19,011,731

Total Common Stocks (cost $1,595,725,999)		1,997,653,556

INVESTMENT COMPANIES - 38.9%
Funds and Investment Trusts - 38.9% (c)(d)
AB All Market Real Return Portfolio-Class Z	48,850,553	374,683,742
Bernstein Fund, Inc.-International Small Cap Portfolio-Class Z	17,657,950	169,163,158
Bernstein Fund, Inc.-International Strategic Equities Portfolio-Class Z	54,106,908	570,827,878
Bernstein Fund, Inc.-Small Cap Core Portfolio-Class Z	8,412,104	79,914,987
Sanford C. Bernstein Fund, Inc.-Emerging Markets Portfolio-Class Z	3,085,347	72,197,130
Sanford C. Bernstein Fund, Inc.-Tax-Managed International Portfolio-Class Z	21,361,275	313,156,295

Total Investment Companies (cost $1,686,428,903)		1,579,943,190

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 12.1%
Investment Companies - 11.8%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.31% (c)(d)(e) (cost $479,261,487)	479,261,487	$479,261,487

	Principal Amount (000)
U.S. Treasury Bills - 0.3%
U.S. Treasury Bill
Zero Coupon, 1/31/19-2/14/19 (cost $9,477,227)	$9,500	9,477,343

Total Short-Term Investments (cost $488,738,714)		488,738,830

Total Investments - 100.2% (cost $3,770,893,616) (f)		4,066,335,576
Other assets less liabilities - (0.2)%		(6,582,202)

Net Assets - 100.0%		$4,059,753,374

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at December 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
FTSE 100 Index Futures	284	March 2019	GBP	3	$24,130,985	$24,104,670	$(26,315)
MSCI Emerging Markets Futures	7,741	March 2019	USD	387	377,715,817	374,199,940	(3,515,877)
TOPIX Index Futures	492	March 2019	JPY	4,920	71,165,453	67,040,920	(4,124,533)
U.S. T-Note 2 Yr (CBT) Futures	1,352	March 2019	USD	270,400	285,167,985	287,046,500	1,878,515
U.S. T-Note 10 Yr (CBT) Futures	3,014	March 2019	USD	301,400	359,283,453	367,755,094	8,471,641
U.S. Ultra Bond (CBT) Futures	743	March 2019	USD	74,300	113,720,094	119,367,594	5,647,500
Sold Contracts
Euro STOXX 50 Index Futures	1,983	March 2019	EUR	20	68,028,933	67,569,922	459,011
Hang Seng Index Futures	428	January 2019	HKD	21	69,893,796	70,656,484	(762,688)
Russell 2000 E-Mini Futures	137	March 2019	USD	7	9,998,156	9,240,650	757,506
S&P 500 E Mini Futures	12,788	March 2019	USD	639	1,680,213,349	1,601,824,880	78,388,469
S&P Mid 400 E-Mini Futures	44	March 2019	USD	4	7,837,213	7,313,680	523,533
S&P TSX 60 Index Futures	418	March 2019	CAD	84	53,719,259	52,498,008	1,221,251
SPI 200 Futures	733	March 2019	AUD	18	71,104,048	71,777,001	(672,953)

							$88,245,060

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CAD	78,784	USD	59,292	2/14/19	$1,522,205
Bank of America, NA	USD	82,957	CAD	110,694	2/14/19	(1,788,055)
Barclays Bank PLC	CHF	40,166	USD	40,584	2/14/19	(437,680)
Barclays Bank PLC	USD	71,901	CAD	94,022	2/14/19	(2,958,120)
BNP Paribas SA	AUD	108,662	USD	78,464	2/14/19	1,866,139
BNP Paribas SA	CAD	37,703	USD	29,240	2/14/19	1,593,334
BNP Paribas SA	NZD	6,231	USD	4,272	2/14/19	86,049
BNP Paribas SA	USD	109,781	AUD	153,581	2/14/19	(1,519,495)
BNP Paribas SA	USD	70,610	JPY	7,959,040	2/14/19	2,224,131
Citibank, NA	EUR	33,153	USD	38,209	2/14/19	90,642
Citibank, NA	USD	100,902	JPY	11,303,931	2/14/19	2,542,187
Credit Suisse International	JPY	18,671,290	USD	166,951	2/14/19	(3,912,837)
Credit Suisse International	USD	57,975	AUD	80,506	2/14/19	(1,225,205)
Credit Suisse International	USD	8,020	CHF	7,921	2/14/19	69,887
Credit Suisse International	USD	7,295	GBP	5,602	2/14/19	(140,605)
Credit Suisse International	USD	28,031	NOK	227,076	2/14/19	(1,718,330)
Goldman Sachs Bank USA	CAD	47,957	USD	37,003	2/14/19	1,837,602
Goldman Sachs Bank USA	USD	40,041	GBP	31,224	2/14/19	(160,634)
JPMorgan Chase Bank, NA	SEK	260,233	USD	28,998	2/14/19	(463,844)
JPMorgan Chase Bank, NA	USD	171,487	EUR	149,796	2/14/19	743,923
JPMorgan Chase Bank, NA	USD	239,902	JPY	26,765,075	2/14/19	5,029,668
JPMorgan Chase Bank, NA	USD	28,641	NOK	243,383	2/14/19	(439,219)
JPMorgan Chase Bank, NA	USD	56,970	NZD	85,436	2/14/19	417,640
JPMorgan Chase Bank, NA	USD	58,618	SEK	525,771	2/14/19	905,624
Morgan Stanley & Co., Inc.	CAD	71,441	USD	53,169	2/14/19	783,887
Morgan Stanley & Co., Inc.	USD	35,957	JPY	4,054,293	2/14/19	1,144,630
Natwest Markets PLC	USD	1,197	NOK	10,078	2/14/19	(29,286)
State Street Bank & Trust Co.	AUD	9,677	USD	6,900	2/14/19	78,338
State Street Bank & Trust Co.	EUR	29,796	USD	34,712	2/14/19	453,264
State Street Bank & Trust Co.	EUR	20,733	USD	23,570	2/14/19	(267,376)
State Street Bank & Trust Co.	GBP	5,683	USD	7,510	2/14/19	250,833
State Street Bank & Trust Co.	JPY	3,704,490	USD	33,377	2/14/19	(523,329)
State Street Bank & Trust Co.	USD	105	GBP	82	2/14/19	(469)
UBS AG	AUD	76,104	USD	53,868	2/14/19	220,507
UBS AG	CHF	31,346	USD	31,369	2/14/19	(645,372)
UBS AG	EUR	77,469	USD	88,437	2/14/19	(634,569)
UBS AG	JPY	25,181,454	USD	223,135	2/14/19	(7,304,515)
UBS AG	USD	26,168	EUR	22,839	2/14/19	91,811
UBS AG	USD	56,779	JPY	6,355,907	2/14/19	1,384,790

						$(831,849)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
Goldman Sachs International S&P 500 Total Return Index	53,157	LIBOR Plus 0.50%	Maturity	USD	288,434	1/15/19	$25,038,428

(a)	Non-income producing security.

(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Affiliated investments.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of December 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $635,822,772 and gross unrealized depreciation of investments was $(227,929,173), resulting in net unrealized appreciation of $407,893,599.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar
Glossary:
ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
FTSE	-	Financial Times Stock Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay A Portfolio

December 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$1,997,653,556		$	– 0	–	$	– 0	–	$1,997,653,556
Investment Companies	1,579,943,190			– 0	–		– 0	–	1,579,943,190
Short-Term Investments:
Investment Companies	479,261,487			– 0	–		– 0	–	479,261,487
U.S. Treasury Bills	– 0	–		9,477,343			– 0	–	9,477,343

Total Investments in Securities	4,056,858,233			9,477,343			– 0	–	4,066,335,576
Other Financial Instruments (b):
Assets:
Futures	96,888,415			459,011			– 0	–	97,347,426
Forward Currency Exchange Contracts	– 0	–		23,337,091			– 0	–	23,337,091
Total Return Swaps	– 0	–		25,038,428			– 0	–	25,038,428
Liabilities:
Futures	(3,515,877)			(5,586,489)			– 0	–	(9,102,366)
Forward Currency Exchange Contracts	– 0	–		(24,168,940)			– 0	–	(24,168,940)

Total (c)	$4,150,230,771			$28,556,444		$	– 0	–	$4,178,787,215

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2018 is as follows:

Distributions

Affiliated Issuer	Market Value 9/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 12/31/18 (000)	Dividend Income (000)	Realized Gains (000)
AB Bond Fund, Inc.:
All Market Real Return Portfolio	$791,222	$7,443	$344,874	$(459)	$(78,648)	$374,684	$7,443	$	– 0	–
Bernstein Fund, Inc.:
International Small Cap Portfolio	199,535	15,748	– 0	–	– 0	–	(46,120)	169,163	5,074	10,673
International Strategic Equities Portfolio	656,197	17,887	– 0	–	– 0	–	(103,256)	570,828	11,052	6,835
Small Cap Core Portfolio	100,912	6,382	– 0	–	– 0	–	(27,379)	79,915	1,425	4,957
Sanford C. Bernstein Fund, Inc.:
AB Emerging Markets Portfolio	80,967	5,655	– 0	–	– 0	–	(14,425)	72,197	1,120	4,535
AB Tax-Managed International Portfolio	367,533	6,154	– 0	–	– 0	–	(60,531)	313,156	6,154	– 0	–
Government Money Market Portfolio	62,099	919,352	502,190	– 0	–	– 0	–	479,261	– 0	–	1,546

Total	$2,258,465	$978,621	$847,064	$(459)	$(330,359)	$2,059,204	$32,268	$28,546

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay B Portfolio

Schedule of Investments

December 31, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 74.3%
Long-Term Municipal Bonds - 74.3%
Alabama - 0.4%
Alabama Public School & College Authority
Series 2010A
5.00%, 5/01/19	$3,255	$3,289,763
Water Works Board of the City of Birmingham (The)
Series 2010A
5.00%, 1/01/24	3,650	3,861,591

		7,151,354

American Samoa - 0.0%
American Samoa Economic Development Authority (Territory of American Samoa)
6.50%, 9/01/28 (a)	400	402,616

Arizona - 2.8%
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport)
Series 2010C
5.00%, 7/01/24	5,305	5,543,778
County of Pima AZ Sewer System Revenue
Series 2011B
5.00%, 7/01/23 (Pre-refunded/ETM)	2,500	2,689,200
5.00%, 7/01/24 (Pre-refunded/ETM)	4,085	4,394,153
AGM Series 2010
5.00%, 7/01/19	5,000	5,079,400
Maricopa County Special Health Care District
Series 2018C
5.00%, 7/01/30	3,535	4,166,528
Pima County Regional Transportation Authority (Pima County Regional Transportation Authority Excise Tax)
Series 2014
5.00%, 6/01/22	1,685	1,856,129
Salt River Project Agricultural Improvement & Power District
Series 2011A
5.00%, 12/01/24	23,120	25,064,854
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017B
4.00%, 10/01/23 (a)(b)	1,800	1,801,422

		50,595,464

California - 1.6%
California Econ Recovery
Series 2009A
5.25%, 7/01/21 (Pre-refunded/ETM)	7,255	7,389,581
Golden State Tobacco Securitization Corp.
Series 2018A
3.50%, 6/01/36	2,620	2,580,752
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2009C-2

	Principal Amount (000)	U.S. $ Value
5.00%, 5/01/25	$1,025	$1,036,695
Series 2010C
5.00%, 5/01/19	730	738,497
State of California
Series 2014
5.00%, 10/01/29	50	57,022
Series 2015
5.00%, 8/01/22-3/01/26	3,500	4,005,189
State of California Department of Water Resources Power Supply Revenue
Series 2015O
5.00%, 5/01/22	12,400	13,743,664

		29,551,400

Colorado - 1.2%
Centerra Metropolitan District No. 1
Series 2017
5.00%, 12/01/29 (a)(b)	2,375	2,496,600
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2010A
5.00%, 11/15/23	300	317,595
Series 2011A
5.50%, 11/15/19	4,375	4,507,344
Series 2018A
5.00%, 12/01/29	9,000	10,592,280
Plaza Metropolitan District No. 1
Series 2013
5.00%, 12/01/19 (a)(b)	1,000	1,020,630
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
5.00%, 7/15/20	2,000	2,026,160
5.125%, 1/15/23	2,000	2,021,840

		22,982,449

Connecticut - 2.7%
City of Bridgeport CT
Series 2017A
5.00%, 11/01/26 (Pre-refunded/ETM)	1,650	1,976,568
5.00%, 11/01/27-11/01/31	6,975	7,857,327
Series 2017C
5.00%, 8/15/25	1,000	1,124,940
State of Connecticut
Series 2014C
5.00%, 6/15/22	5,620	6,093,204
Series 2016A
5.00%, 3/15/23-3/15/24	27,430	30,157,299
Series 2018C
5.00%, 6/15/27	1,415	1,620,288

		48,829,626

District of Columbia - 1.0%
District of Columbia
Series 2017D
5.00%, 6/01/21	3,250	3,491,865

	Principal Amount (000)	U.S. $ Value
Metropolitan Washington Airports Authority
Series 2018A
5.00%, 10/01/29-10/01/30	$6,180	$7,266,115
Washington Metropolitan Area Transit Authority
Series 2017A
5.00%, 7/01/21-7/01/22	7,715	8,379,884

		19,137,864

Florida - 6.9%
Broward County School Board/FL COP
Series 2011A
5.00%, 7/01/20	7,250	7,580,672
Citizens Property Insurance Corp.
Series 2012A
5.00%, 6/01/22	7,660	8,413,974
Series 2012A-1
5.00%, 6/01/21	10,490	11,239,825
City of Jacksonville FL
Series 2010A
5.00%, 10/01/19 (Pre-refunded/ETM) (b)	2,690	2,753,511
City of Jacksonville FL (City of Jacksonville FL Non Ad Valorem)
Series 2010A
5.00%, 10/01/19	1,885	1,927,940
City of Jacksonville FL (City of Jacksonville FL Sales Tax)
Series 2011
5.00%, 10/01/21	2,500	2,688,125
County of Broward FL Half-Cent Sales Tax Revenue
Series 2010A
5.00%, 10/01/19-10/01/20	5,050	5,208,370
County of Lee FL Airport Revenue (Southwest Florida Intl Airport)
Series 2011A
5.625%, 10/01/26	2,470	2,656,460
AGM Series 2010A
5.50%, 10/01/19	1,615	1,657,361
County of Seminole FL Water & Sewer Revenue
Series 2015B
5.00%, 10/01/19	2,420	2,476,580
Florida State Board of Education (State of Florida)
Series 2017F
5.00%, 6/01/23	1,310	1,481,034
Florida’s Turnpike Enterprise
Series 2015B
5.00%, 7/01/20-7/01/24	18,145	19,616,030
Series 2017A
5.00%, 7/01/20	23,655	24,766,312
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25 (a)	2,640	2,673,713
North Broward Hospital District
Series 2017B
5.00%, 1/01/27-1/01/32	13,610	15,170,556

	Principal Amount (000)	U.S. $ Value
School District of Broward County/FL
Series 2015
5.00%, 7/01/21	$2,210	$2,375,021
South Miami Health Facilities Authority (Baptist Health South Florida Obligated Group)
Series 2017
5.00%, 8/15/27-8/15/30	10,925	12,778,792
St. Lucie County School Board (St. Lucie County School Board Sales Tax)
AGM Series 2015
5.00%, 10/01/23	1,565	1,755,335

		127,219,611

Georgia - 0.6%
Main Street Natural Gas, Inc. (Royal Bank of Canada)
Series 2018A
4.00%, 4/01/48	6,465	6,810,296
State of Georgia
Series 2016E
5.00%, 12/01/23	3,550	4,058,253

		10,868,549

Hawaii - 2.1%
City & County of Honolulu HI
Series 2011A
5.00%, 8/01/24 (Pre-refunded/ETM)	5,800	6,259,302
Series 2011B
5.00%, 8/01/24-8/01/25	10,205	10,965,433
University of Hawaii
Series 2016
5.00%, 10/01/22-10/01/26	18,785	21,487,888

		38,712,623

Illinois - 6.6%
Chicago O’Hare International Airport
Series 2010D
5.25%, 1/01/19	2,285	2,285,000
Series 2015B
5.00%, 1/01/24-1/01/28	28,115	31,739,850
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/20	1,730	1,731,246
Illinois Finance Authority (OSF Healthcare System Obligated Group)
Series 2018A
5.00%, 5/15/32-5/15/33	26,905	30,802,080
State of Illinois
Series 2012
5.00%, 8/01/21	1,665	1,734,780
Series 2013
5.00%, 7/01/21-7/01/22	1,805	1,883,407
Series 2013A
5.00%, 4/01/20-4/01/22	3,640	3,776,585
Series 2014
5.00%, 2/01/21-5/01/24	4,220	4,457,841
Series 2016
5.00%, 2/01/22-2/01/24	6,750	7,122,865

	Principal Amount (000)	U.S. $ Value
Series 2017A
5.00%, 12/01/25	$3,810	$4,073,538
Series 2017D
5.00%, 11/01/24	12,010	12,814,670
State of Illinois (State of Illinois Sales Tax)
Series 2016D
5.00%, 6/15/22-6/15/23	16,965	18,049,996

		120,471,858

Kansas - 0.2%
State of Kansas Department of Transportation
Series 2012C
5.00%, 9/01/20	2,745	2,888,509

Kentucky - 1.1%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 6/01/26-6/01/31	10,460	11,490,078
Kentucky Public Energy Authority (Morgan Stanley)
Series 2018C
4.00%, 12/01/49	8,500	8,914,460

		20,404,538

Louisiana - 1.0%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge)
Series 2015A
6.00%, 11/15/30 (b)	1,550	1,684,029
Orleans Parish Parishwide School District
AGM Series 2010
5.00%, 9/01/19	4,230	4,315,911
State of Louisiana
Series 2017B
5.00%, 10/01/29	10,025	11,792,708

		17,792,648

Maryland - 0.3%
State of Maryland Department of Transportation
Series 2018
5.00%, 10/01/24	4,860	5,644,501

Massachusetts - 2.4%
Commonwealth of Massachusetts
Series 2011A
5.00%, 4/01/25 (Pre-refunded/ETM)	8,750	9,361,012
Series 2016C
5.00%, 4/01/26	6,025	7,162,159
Series 2016H
5.00%, 12/01/22	9,655	10,781,738
Massachusetts Bay Transportation Authority (Massachusetts Bay Transportation Authority Sales Tax)
Series 2004B

	Principal Amount (000)	U.S. $ Value
5.25%, 7/01/21	$5,030	$5,450,156
Massachusetts Department of Transportation (Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue)
Series 2010B
5.00%, 1/01/19-1/01/20	4,915	4,946,600
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2012A
5.00%, 8/15/21	5,385	5,820,539

		43,522,204

Michigan - 2.5%
City of Detroit MI
5.00%, 4/01/26-4/01/28	3,675	3,934,005
City of Detroit MI Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue)
Series 2011C
5.25%, 7/01/24-7/01/25	9,390	10,077,138
Great Lakes Water Authority Water Supply System Revenue
Series 2018A
5.00%, 7/01/24-7/01/27	7,245	8,379,503
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue)
AGM Series 2014C
5.00%, 7/01/24	10,115	11,550,723
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project)
Series 2018
5.00%, 6/30/33	1,090	1,221,999
South Lyon Community Schools
Series 2016
5.00%, 5/01/21-5/01/28	5,080	5,752,244
University of Michigan
Series 2017A
5.00%, 4/01/23	1,955	2,200,959
Walled Lake Consolidated School District
Series 2015
5.00%, 5/01/22	2,000	2,189,480

		45,306,051

Mississippi - 1.1%
Mississippi Development Bank
Series 2010C
5.00%, 8/01/22 (Pre-refunded/ETM) (b)	3,870	4,055,566
5.00%, 8/01/23 (Pre-refunded/ETM) (b)	1,790	1,875,830
Series 2010D
5.00%, 8/01/23 (Pre-refunded/ETM) (b)	3,835	4,018,888
Mississippi Development Bank (State of Mississippi Department of Corrections)
Series 2010C
5.00%, 8/01/22-8/01/23	5,445	5,691,057

	Principal Amount (000)	U.S. $ Value
Series 2010D
5.00%, 8/01/23	$3,695	$3,861,571

		19,502,912

Nebraska - 1.4%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2018
5.00%, 3/01/50	17,000	18,532,720
Omaha Public Power District
Series 2011C
5.00%, 2/01/24 (Pre-refunded/ETM)	6,420	6,830,238

		25,362,958

Nevada - 0.5%
County of Clark Department of Aviation (Las Vegas-McCarran International Airport)
Series 2010D
5.00%, 7/01/21-7/01/22	1,010	1,039,739
County of Clark NV
Series 2015
5.00%, 11/01/21	2,000	2,171,020
County of Clark NV (County of Clark NV Fuel Tax)
Series 2016
5.00%, 7/01/19	6,195	6,293,067

		9,503,826

New Jersey - 4.0%
New Jersey Economic Development Authority
Series 2011EE
5.25%, 9/01/19 (Pre-refunded/ETM) (b)	2,465	2,519,427
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2011EE
5.25%, 9/01/19	915	932,943
Series 2014U
5.00%, 6/15/23	1,610	1,754,385
Series 2017B
5.00%, 11/01/20-11/01/22	6,280	6,746,588
AMBAC Series 2005K
5.50%, 12/15/19	1,880	1,935,648
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group)
Series 2017A
5.00%, 7/01/27	1,325	1,556,040
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/19	4,265	4,354,565
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/22	7,340	7,915,089
Series 2018A
5.00%, 6/15/24-6/15/30	6,055	6,707,673

	Principal Amount (000)	U.S. $ Value
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2012A
5.00%, 6/15/24	$2,500	$2,675,375
Series 2018A
5.00%, 12/15/30	3,575	3,952,591
New Jersey Turnpike Authority
Series 2014C
5.00%, 1/01/21-1/01/23	16,670	18,135,775
Series 2017B
5.00%, 1/01/30	1,565	1,849,361
AGM Series 2005D-3
5.25%, 1/01/26	11,070	13,115,957

		74,151,417

New York - 8.7%
City of New York NY
Series 2013B
5.00%, 8/01/19	3,860	3,932,182
Series 2013H
5.00%, 8/01/25	2,510	2,821,416
Series 2014J
5.00%, 8/01/22-8/01/28	11,090	12,580,844
Series 2015A
5.00%, 8/01/23	7,220	8,159,539
Metropolitan Transportation Authority
Series 2012D
5.00%, 11/15/20-11/15/26	17,500	18,585,467
Series 2012F
5.00%, 11/15/22-11/15/23	13,835	15,215,507
Series 2017C
5.00%, 11/15/30	4,340	5,028,715
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease)
Series 2018S
5.00%, 7/15/31	7,000	8,287,090
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2014B
5.00%, 2/01/27-11/01/29	20,280	22,850,551
Series 2014C
5.00%, 11/01/28	10,665	12,032,253
New York State Dormitory Authority
Series 2012A
5.00%, 12/15/21 (Pre-refunded/ETM) (b)	5	5,465
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012A
5.00%, 12/15/21-12/15/22	16,005	17,697,769
Series 2014C
5.00%, 3/15/27-3/15/29	26,340	29,776,356
New York Transportation Development Corp. (Delta Air Lines, Inc.)
Series 2018

	Principal Amount (000)	U.S. $ Value
5.00%, 1/01/31	$1,590	$1,780,482

		158,753,636

North Carolina - 0.4%
North Carolina Medical Care Commission (Mission Health System, Inc. Obligated Group/NC)
Series 2017
5.00%, 10/01/29	805	830,253
State of North Carolina (State of North Carolina Fed Hwy Grant)
Series 2015
5.00%, 3/01/23-3/01/26	5,350	6,039,785

		6,870,038

Ohio - 0.7%
County of Cuyahoga/OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/25-2/15/28	5,500	6,055,170
County of Hamilton/OH Sewer System Revenue
Series 2015A
5.00%, 12/01/20-12/01/21	4,025	4,318,151
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33 (b)	475	460,750
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016B
4.375%, 6/01/33 (b)	425	412,250
State of Ohio Major New State Infrastructure Project (State of Ohio Fed Hwy Grant)
Series 2014
5.00%, 12/15/21	1,105	1,201,478

		12,447,799

Oklahoma - 0.2%
Comanche County Memorial Hospital
Series 2015
5.00%, 7/01/26-7/01/29	3,000	3,199,060

Oregon - 0.3%
Oregon State Lottery
Series 2011A
5.25%, 4/01/26	825	882,973
5.25%, 4/01/26 (Pre-refunded/ETM) (b)	5,105	5,483,536

		6,366,509

Pennsylvania - 5.7%
Allegheny County Sanitary Authority
BAM Series 2013
5.00%, 12/01/24-12/01/25	7,470	8,381,736
Allentown Neighborhood Improvement Zone Development Authority
Series 2017

	Principal Amount (000)	U.S. $ Value
5.00%, 5/01/22 (a)	$1,750	$1,816,640
Beaver County Industrial Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 1/01/35 (b)	1,245	1,207,650
Capital Region Water Revenue
Series 2018
5.00%, 7/15/29	1,500	1,763,445
City of Philadelphia PA Water & Wastewater Revenue
AGM Series 2010A
5.00%, 6/15/19	2,500	2,536,225
Coatesville School District
AGM Series 2017
5.00%, 8/01/22-8/01/23	2,375	2,590,216
Commonwealth of Pennsylvania
Series 2017
5.00%, 1/01/26-1/01/27	23,375	27,424,209
Delaware River Port Authority
Series 2012
5.00%, 1/01/21	2,655	2,805,698
Moon Industrial Development Authority (Baptist Homes Society)
Series 2015
5.125%, 7/01/25 (b)	2,535	2,624,815
Pennsylvania Turnpike Commission
Series 2011E
5.00%, 12/01/25 (Pre-refunded/ETM)	9,585	10,382,760
5.00%, 12/01/26 (Pre-refunded/ETM)	4,080	4,419,578
Series 2017
5.00%, 6/01/28	2,905	3,338,658
Series 2017B
5.00%, 6/01/31	11,050	12,367,933
Series 2017S
5.00%, 12/01/28-12/01/30	8,105	9,310,388
Series 2019
5.00%, 12/01/24-12/01/25 (c)	7,900	8,808,489
Philadelphia Authority for Industrial Development (City of Philadelphia PA)
Series 2018
5.00%, 5/01/32	3,205	3,639,245
State Public School Building Authority (School District of Philadelphia (The))
Series 2012
5.00%, 4/01/26	1,110	1,182,339

		104,600,024

Puerto Rico - 0.2%
Puerto Rico Highway & Transportation Authority
AGC Series 2007N
5.25%, 7/01/36	1,110	1,187,533
NATL Series 2005L
5.25%, 7/01/35	100	101,996
NATL Series 2007N
5.25%, 7/01/32	200	206,634

	Principal Amount (000)	U.S. $ Value
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	$1,855	$1,806,306
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico)
NATL Series 2007
6.00%, 7/01/25	415	450,931

		3,753,400

South Carolina - 0.9%
Patriots Energy Group Financing Agency (Royal Bank of Canada)
Series 2018A
4.00%, 10/01/48	7,390	7,806,870
Renewable Water Resources
Series 2018A
5.00%, 1/01/25	7,220	8,406,823

		16,213,693

South Dakota - 0.1%
South Dakota Health & Educational Facilities Authority (Regional Health System Obligated Group/SD)
Series 2017
5.00%, 9/01/28	2,000	2,326,220

Tennessee - 0.7%
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The))
Series 2017A
4.00%, 5/01/48	5,415	5,626,347
Series 2018
4.00%, 11/01/49	6,500	6,816,420

		12,442,767

Texas - 8.2%
Austin Community College District Public Facility Corp. (Austin Community College District)
Series 2015
5.00%, 8/01/20-8/01/22	2,000	2,145,710
City of Austin TX Water & Wastewater System Revenue
Series 2011
5.00%, 11/15/25-11/15/26	11,990	12,976,595
City of Corpus Christi TX Utility System Revenue
Series 2015
5.00%, 7/15/24	1,290	1,479,372
Series 2015C
5.00%, 7/15/22-7/15/26	3,030	3,386,504
City of Dallas TX
Series 2014
5.00%, 2/15/22	19,045	20,750,480
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2015B

	Principal Amount (000)	U.S. $ Value
5.00%, 7/15/20	$2,900	$2,988,450
City of San Antonio TX
Series 2010
5.00%, 2/01/23	650	671,528
Series 2014
5.00%, 2/01/21	2,000	2,126,120
County of Fort Bend TX
Series 2015A
5.00%, 3/01/21	2,000	2,131,060
Series 2015B
5.00%, 3/01/21-3/01/22	5,625	6,071,885
Fort Bend Independent School District
Series 2010
5.00%, 8/15/21	5,205	5,468,269
Harris County-Houston Sports Authority
Series 2014A
5.00%, 11/15/20	1,860	1,959,938
Hurst-Euless-Bedford Independent School District
Series 2011
5.00%, 8/15/20	4,015	4,216,754
5.00%, 8/15/21 (Pre-refunded/ETM)	3,000	3,152,220
5.00%, 8/15/24 (Pre-refunded/ETM)	3,510	3,688,097
Irving Hospital Authority (Baylor Medical Center at Irving)
Series 2017A
5.00%, 10/15/28	1,100	1,246,630
Metropolitan Transit Authority of Harris County (Metropolitan Transit Authority of Harris County Sales & Use Tax)
Series 2018
5.00%, 11/01/29	1,185	1,434,786
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Obligated Group)
Series 2017A
5.00%, 8/15/23	1,160	1,305,070
State of Texas
Series 2014
5.00%, 4/01/22	1,790	1,961,965
Texas A&M University
Series 2013B
5.00%, 5/15/23	3,950	4,441,301
Texas Transportation Commission State Highway Fund
Series 2015
5.00%, 10/01/22	20,035	22,223,022
University of Houston
Series 2017A
5.00%, 2/15/22-2/15/23	29,400	32,455,606
University of Texas System (The)
Series 2010A
5.00%, 8/15/22 (Pre-refunded/ETM)	9,755	10,102,766
Via Metropolitan Transit (Via Metropolitan Transit Sales Tax)
Series 2017

	Principal Amount (000)	U.S. $ Value
5.00%, 7/15/24	$2,580	$2,960,189

		151,344,317

Virginia - 0.3%
Greater Richmond Convention Center Authority (Greater Richmond Convention Center Authority Hotel Occupancy Tax)
Series 2015
5.00%, 6/15/20-6/15/23	5,815	6,338,850

Washington - 7.0%
Chelan County Public Utility District No. 1
Series 2011A
5.25%, 7/01/22	7,835	8,437,668
Series 2011B
5.50%, 7/01/23	5,540	5,989,793
Clark County Public Utility District No. 1
Series 2010
5.00%, 1/01/21	7,960	8,199,516
5.00%, 1/01/21 (Pre-refunded/ETM) (b)	3,875	3,992,374
Energy Northwest (Bonneville Power Administration)
Series 2011A
5.00%, 7/01/22-7/01/23	14,690	15,772,437
Franklin County School District No. 1 Pasco
Series 2015
5.00%, 12/01/25	8,615	9,965,746
Port of Seattle WA
Series 2010C
5.00%, 2/01/20-2/01/22	9,920	10,371,021
Series 2018A
5.00%, 5/01/26-5/01/29	14,375	16,634,933
Series 2018B
5.00%, 5/01/26-5/01/28	16,040	18,668,739
Snohomish & Island Counties School District No. 41 Stanwood-Camano
Series 2018
5.00%, 12/15/27	1,000	1,207,380
Snohomish County Public Utility District No. 1
Series 2010
5.00%, 12/01/19	5,415	5,573,280
Series 2012
5.00%, 12/01/26	6,065	6,690,787
State of Washington
Series 20152
5.00%, 7/01/24	3,755	4,327,825
Series 2015R
5.00%, 7/01/23	3,735	4,219,504
State of Washington COP
Series 2015C
5.00%, 1/01/21-7/01/21	8,095	8,669,167

		128,720,170

West Virginia - 0.1%
West Virginia Economic Development Authority (Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	1,480	1,425,625

	Principal Amount (000)	U.S. $ Value
Wisconsin - 0.4%
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24 (a)	$3,245	$3,473,935
Series 2016B
5.00%, 12/01/25 (a)	2,510	2,726,437
Wisconsin Public Finance Authority (Mary’s Woods at Marylhurst, Inc.)
Series 2017B-3
3.00%, 11/15/22 (a)	1,000	1,000,070

		7,200,442

Total Municipal Obligations (cost $1,342,034,537)		1,362,005,528

	Shares
INVESTMENT COMPANIES - 20.6%
Funds and Investment Trusts - 20.6% (d)
AB All Market Real Return Portfolio-Class Z (e)	2,786,785	21,374,644
iShares Core MSCI EAFE ETF	921,201	50,666,055
iShares Core MSCI Emerging Markets ETF	1,013,239	47,774,219
SPDR S&P 500 ETF Trust	998,617	249,574,361
Vanguard Mid-Cap ETF	64,928	8,971,751

Total Investment Companies (cost $360,844,234)		378,361,030

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 0.2%
United States - 0.2%
U.S. Treasury Notes
2.125%, 11/30/23 (f)	$1,698	1,667,224
2.50%, 5/31/20 (f)	2,397	2,394,753

Total Governments - Treasuries (cost $4,071,626)		4,061,977

SHORT-TERM INVESTMENTS - 4.8%
U.S. Treasury Bills - 2.5%
U.S. Treasury Bill
Zero Coupon, 1/31/19 (f)	24,500	24,455,002
Zero Coupon, 2/14/19 (g)	22,000	21,936,933

Total U.S. Treasury Bills (cost $46,390,586)		46,391,935

Company	Shares	U.S. $ Value
Investment Companies - 2.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB,
2.31% (d)(e)(h) (cost $41,916,874)	41,916,874	$41,916,874

Total Short-Term Investments (cost $88,307,460)		88,308,809

Total Investments - 99.9% (cost $1,795,257,857) (i)		1,832,737,344
Other assets less liabilities - 0.1%		1,806,837

Net Assets - 100.0%		$1,834,544,181

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at December 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	768	March 2019	EUR	8	$26,718,287	$26,169,289	$(548,998)
FTSE 100 Index Futures	217	March 2019	GBP	2	18,438,112	18,418,005	(20,107)
MSCI Emerging Markets Futures	1,620	March 2019	USD	81	79,293,731	78,310,800	(982,931)
Russell 2000 E-Mini Futures	381	March 2019	USD	19	27,508,693	25,698,450	(1,810,243)
S&P Mid 400 E-Mini Futures	28	March 2019	USD	3	4,985,066	4,654,160	(330,906)
S&P TSX 60 Index Futures	29	March 2019	CAD	6	3,757,645	3,642,206	(115,439)
TOPIX Index Futures	228	March 2019	JPY	2,280	32,979,112	31,067,743	(1,911,369)
Sold Contracts
Hang Seng Index Futures	34	January 2019	HKD	2	5,544,864	5,612,898	(68,034)
S&P 500 E-Mini Futures	1,837	March 2019	USD	92	241,089,954	230,102,620	10,987,334
SPI 200 Futures	56	March 2019	AUD	1	5,449,029	5,483,645	(34,616)

							$5,164,691

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CAD	12,130	USD	9,129	2/14/19	$234,367
Bank of America, NA	USD	13,844	CAD	18,461	3/15/19	(298,162)
Barclays Bank PLC	CHF	5,408	USD	5,464	2/14/19	(58,929)
Barclays Bank PLC	USD	11,134	CAD	14,560	2/14/19	(458,089)
BNP Paribas SA	AUD	18,820	USD	13,590	2/14/19	323,531
BNP Paribas SA	USD	18,963	AUD	26,536	2/14/19	(257,649)
BNP Paribas SA	USD	2,808	CAD	3,638	2/14/19	(140,620)
BNP Paribas SA	USD	12,922	JPY	1,453,231	3/15/19	408,498
Citibank, NA	USD	2,969	EUR	2,564	2/14/19	(21,033)
Citibank, NA	USD	16,755	JPY	1,877,050	2/14/19	422,138
Credit Suisse International	JPY	3,193,489	USD	28,548	2/14/19	(676,072)
Credit Suisse International	USD	9,677	AUD	13,437	2/14/19	(204,498)
Credit Suisse International	USD	1,664	CHF	1,623	2/14/19	(6,358)
Credit Suisse International	USD	10,100	GBP	7,755	2/14/19	(194,654)
Credit Suisse International	USD	4,712	NOK	38,172	2/14/19	(288,855)
Goldman Sachs Bank USA	CAD	3,638	USD	2,807	2/14/19	139,409
Goldman Sachs Bank USA	USD	11,860	GBP	9,177	2/14/19	(138,778)
JPMorgan Chase Bank, NA	SEK	42,365	USD	4,721	2/14/19	(75,512)
JPMorgan Chase Bank, NA	USD	34,973	EUR	30,550	2/14/19	152,386
JPMorgan Chase Bank, NA	USD	40,111	JPY	4,474,663	2/14/19	836,888

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	4,864	NOK	41,331	2/14/19	$(74,588)
JPMorgan Chase Bank, NA	USD	9,676	NZD	14,511	2/14/19	70,935
JPMorgan Chase Bank, NA	USD	11,919	SEK	107,034	2/14/19	198,664
Morgan Stanley & Co., Inc.	CAD	6,633	USD	4,936	2/14/19	72,779
Morgan Stanley & Co., Inc.	USD	23,563	JPY	2,656,863	2/14/19	750,100
Morgan Stanley & Co., Inc.	CAD	5,786	USD	4,309	3/15/19	63,593
Natwest Markets PLC	USD	759	NOK	6,391	2/14/19	(18,571)
State Street Bank & Trust Co.	JPY	277,033	USD	2,496	2/14/19	(39,136)
State Street Bank & Trust Co.	USD	3,240	CAD	4,203	2/14/19	(158,388)
State Street Bank & Trust Co.	USD	2,156	EUR	1,897	2/14/19	24,460
UBS AG	AUD	6,470	USD	4,580	2/14/19	18,747
UBS AG	EUR	12,638	USD	14,427	2/14/19	(103,520)
UBS AG	JPY	4,137,765	USD	36,666	2/14/19	(1,199,417)
UBS AG	USD	3,161	EUR	2,759	2/14/19	11,092
UBS AG	USD	9,562	JPY	1,070,397	2/14/19	233,212

						$(452,030)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	8.38%	USD	1,344	$(216,115)	$(180,190)	$(35,925)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	97	(15,598)	(9,901)	(5,697)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	662	(106,395)	(68,277)	(38,118)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1	(161)	(128)	(33)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	53	(8,523)	(5,460)	(3,063)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	995	(159,996)	(99,986)	(60,010)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	863	(138,770)	(84,174)	(54,596)

						$(645,558)	$(448,116)	$(197,442)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	23,888	8/31/20	2.235%	CPI	#	Maturity	$(409,956)
Barclays Bank PLC	USD	23,888	9/04/20	2.248%	CPI	#	Maturity	(410,166)
Barclays Bank PLC	USD	27,267	9/20/20	2.263%	CPI	#	Maturity	(465,555)
Barclays Bank PLC	USD	24,198	10/15/20	2.208%	CPI	#	Maturity	(374,469)
Barclays Bank PLC	USD	13,963	10/15/20	2.210%	CPI	#	Maturity	(216,764)
Barclays Bank PLC	USD	12,000	10/23/26	2.310%	CPI	#	Maturity	(830,989)
Barclays Bank PLC	USD	10,000	12/04/27	2.170%	CPI	#	Maturity	(180,839)
Barclays Bank PLC	USD	10,000	10/23/29	2.388%	CPI	#	Maturity	(826,920)
Barclays Bank PLC	USD	13,000	12/04/32	2.233%	CPI	#	Maturity	(312,562)
Citibank, NA	USD	17,600	10/17/20	2.220%	CPI	#	Maturity	(274,576)
Citibank, NA	USD	25,380	12/14/20	1.548%	CPI	#	Maturity	307,473
Citibank, NA	USD	28,000	10/23/21	2.039%	CPI	#	Maturity	(1,054,049)
Citibank, NA	USD	22,000	11/04/23	1.900%	CPI	#	Maturity	61,493
Citibank, NA	USD	10,000	7/20/27	2.104%	CPI	#	Maturity	(101,362)
Deutsche Bank AG	USD	12,900	7/15/20	1.265%	CPI	#	Maturity	396,042
Deutsche Bank AG	USD	10,000	9/04/25	1.818%	CPI	#	Maturity	30,771
JPMorgan Chase Bank, NA	USD	24,484	8/30/20	2.210%	CPI	#	Maturity	(406,914)
JPMorgan Chase Bank, NA	USD	10,000	3/02/24	2.175%	CPI	#	Maturity	(193,059)
JPMorgan Chase Bank, NA	USD	33,000	7/20/24	1.995%	CPI	#	Maturity	(115,391)
JPMorgan Chase Bank, NA	USD	13,000	11/04/26	2.015%	CPI	#	Maturity	(34,246)
JPMorgan Chase Bank, NA	USD	28,000	12/27/28	2.009%	CPI	#	Maturity	(103,314)
Morgan Stanley Capital Services LLC	USD	56,000	7/20/22	1.939%	CPI	#	Maturity	(126,026)

								$(5,641,378)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate market value of these securities amounted to $17,412,063 or 0.9% of net assets.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	When-Issued or delayed delivery security.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Affiliated investments.
(f)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(g)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of December 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $72,116,729 and gross unrealized depreciation of investments was $(35,763,401), resulting in net unrealized appreciation of $36,353,328.

As of December 31, 2018, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.0% and 0.0%, respectively.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed
COP	-	Certificate of Participation
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
MSCI	-	Morgan Stanley Capital International
NATL	-	National Interstate Corporation
OSF	-	Order of St. Francis
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay B Portfolio

December 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,325,592,785		$36,412,743		$1,362,005,528
Investment Companies		378,361,030		– 0	–	– 0	–	378,361,030
Governments - Treasuries		– 0	–	4,061,977		– 0	–	4,061,977
Short-Term Investments:
U.S. Treasury Bills		– 0	–	46,391,935		– 0	–	46,391,935
Investment Companies		41,916,874		– 0	–	– 0	–	41,916,874

Total Investments in Securities		420,277,904		1,376,046,697		36,412,743		1,832,737,344
Other Financial Instruments (a):
Assets:
Futures		10,987,334		– 0	–	– 0	–	10,987,334
Forward Currency Exchange Contracts		– 0	–	3,960,799		– 0	–	3,960,799
Inflation (CPI) Swaps		– 0	–	795,779		– 0	–	795,779
Liabilities:
Futures		(3,239,519)		(2,583,124)		– 0	–	(5,822,643)
Forward Currency Exchange Contracts		– 0	–	(4,412,829)		– 0	–	(4,412,829)
Credit Default Swaps		– 0	–	(645,558)		– 0	–	(645,558)
Inflation (CPI) Swaps		– 0	–	(6,437,157)		– 0	–	(6,437,157)

Total (b)		$428,025,719		$1,366,724,607		$36,412,743		$1,831,163,069

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/18	$42,765,497		$42,765,497
Accrued discounts/(premiums)	(69,161)		(69,161)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(113,593)		(113,593)
Purchases	– 0	–	– 0	–
Sales	(6,170,000)		(6,170,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/18	$36,412,743		$36,412,743

Net change in unrealized appreciation/depreciation from investments held as of 12/31/18	$(113,593)		$(113,593)

As of December 31, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2018 is as follows:

									Distributions
Affiliated Issuer	Market Value 9/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 12/31/18 (000)	Dividend Income (000)		Realized Gains (000)
AB All Market Real Return Portfolio	$80,033	$425	$52,883	$(4,140)		$(2,060)		$21,375	$425		$	– 0	–
Government Money Market Portfolio	82,382	182,270	222,375	– 0	–	– 0	–	41,917	– 0	–		406

Total	$162,415	$182,695	$275,618	$(4,140)		$(2,060)		$63,292	$425			$406

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay C Portfolio

Schedule of Investments

December 31, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 71.8%
Long-Term Municipal Bonds - 69.8%
Alabama - 1.4%
Southeast Alabama Gas Supply District (The) (Goldman Sachs Group, Inc. (The))
Series 2018A
4.00%, 4/01/49	$7,525	$7,861,368

American Samoa - 0.0%
American Samoa Economic Development Authority (Territory of American Samoa)
6.50%, 9/01/28 (a)	235	236,537

Arizona - 0.5%
State of Arizona Lottery Revenue
5.00%, 7/01/24 (b)	2,000	2,228,940
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017B
4.00%, 10/01/23 (a)(c)	515	515,407

		2,744,347

California - 56.9%
Abag Finance Authority for Nonprofit Corps. (Odd Fellows Home of California)
Series 2012A
5.00%, 4/01/21	1,000	1,071,200
Anaheim Redevelopment Agency Successor Agency
Series 2018A
5.00%, 2/01/25	3,405	4,010,273
Antelope Valley-East Kern Water Agency
Series 2016
5.00%, 6/01/23-6/01/25	2,000	2,324,760
Bay Area Toll Authority
Series 2017
5.00%, 4/01/28	2,700	3,367,575
California Econ Recovery
Series 2009A
5.00%, 7/01/19 (Pre-refunded/ETM)	6,530	6,643,165
5.00%, 7/01/20 (Pre-refunded/ETM)	6,015	6,119,240
California Educational Facilities Authority (University of the Pacific)
Series 2015
5.00%, 11/01/27	2,000	2,339,340
California Health Facilities Financing Authority (Kaiser Credit Group)
Series 2017P
5.00%, 11/01/32	3,430	3,811,279
California Health Facilities Financing Authority (Sutter Health Obligated Group)
Series 2018A
5.00%, 11/15/30	900	1,059,894
California Infrastructure & Economic Development Bank (Broad Collection (The))
Series 2011A
5.00%, 6/01/21	3,000	3,243,240

	Principal Amount (000)	U.S. $ Value
California Municipal Finance Authority (Anaheim Electric Utility Fund)
Series 2015B
5.00%, 10/01/26	$1,000	$1,182,140
California Municipal Finance Authority (California Municipal Finance Authority State Lease)
Series 2017A
5.00%, 6/01/29	2,320	2,782,770
California Municipal Finance Authority (LAX Integrated Express Solutions LLC)
Series 2018A
5.00%, 6/30/28-6/30/29	5,025	5,758,062
California School Finance Authority (Rocketship Education Obligated Group)
Series 2015A
4.25%, 3/01/28 (a)(c)	850	855,194
California State Public Works Board
Series 2010C-1
5.00%, 3/01/21 (Pre-refunded/ETM)	1,500	1,559,475
Series 2011G
5.00%, 12/01/23 (Pre-refunded/ETM)	3,215	3,524,669
California State Public Works Board (California State Public Works Board Lease)
Series 2013E
5.00%, 6/01/19	3,975	4,031,405
Series 2014A
5.00%, 9/01/30	4,375	4,958,756
California State University
Series 2011A
5.25%, 11/01/26	2,035	2,227,674
Series 2016A
5.00%, 11/01/25	1,000	1,201,150
Series 2017A
5.00%, 11/01/25-11/01/30	3,160	3,791,324
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2015
5.00%, 8/15/28	2,200	2,575,232
California Statewide Communities Development Authority (Loma Linda University Medical Center)
Series 2018A
5.00%, 12/01/28 (a)	500	548,745
California Statewide Communities Development Authority (Methodist Hospital of Southern California Obligated Group)
Series 2018
5.00%, 1/01/28-1/01/29	5,705	6,594,748
Chino Basin Regional Financing Authority (Inland Empire Utilities Agency)
Series 2010A
5.00%, 8/01/20-8/01/21	7,430	7,817,289
City & County of San Francisco CA COP
Series 2015R
5.00%, 9/01/20-9/01/25	7,440	8,208,914

	Principal Amount (000)	U.S. $ Value
City of Hayward CA COP
Series 2015
5.00%, 11/01/22	$3,365	$3,780,073
City of Long Beach CA Harbor Revenue
Series 2010B
5.00%, 5/15/22	2,000	2,088,460
Series 2015A
5.00%, 5/15/21	3,000	3,206,970
City of Los Angeles Department of Airports
Series 2010A
5.00%, 5/15/25	1,500	1,566,765
Series 2010D
5.25%, 5/15/28	4,145	4,341,141
Series 2016A
5.00%, 5/15/30	2,675	3,058,461
Series 2017A
5.00%, 5/15/30-5/15/31	4,860	5,629,535
Series 2017B
5.00%, 5/15/21	1,875	2,007,506
Series 2018D
5.00%, 5/15/26	2,890	3,383,872
City of Oakland CA
Series 2015A
5.00%, 1/15/22	1,380	1,516,220
City of Roseville CA (Fiddyment Ranch Community Facilities District No. 1)
Series 2017A
5.00%, 9/01/31 (c)	1,000	1,112,770
City of Roseville CA (HP Campus Oaks Community Facilities District No.1)
Series 2016
5.00%, 9/01/31 (c)	360	383,288
City of San Francisco CA Public Utilities Commission Water Revenue
Series 2011A
5.00%, 11/01/24 (Pre-refunded/ETM)	5,385	5,881,282
Series 2017D
5.00%, 11/01/27	1,315	1,632,757
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC)
Series 2014A
5.00%, 3/01/24	1,955	2,200,294
Series 2014B
5.00%, 3/01/26	2,360	2,679,426
Contra Costa Transportation Authority (Contra Costa Transportation Authority Sales Tax)
Series 2015A
5.00%, 3/01/23	3,500	3,977,120
Coronado Community Development Agency Successor Agency
Series 2018A
5.00%, 9/01/33	3,320	3,786,892
County of Monterey CA COP
Series 2017
5.00%, 10/01/29	4,870	5,884,567

	Principal Amount (000)	U.S. $ Value
County of Sacramento CA Airport System Revenue
Series 2018E
5.00%, 7/01/32	$1,280	$1,505,178
County of San Diego CA COP
Series 2014A
5.00%, 10/15/27-10/15/28	2,550	2,948,351
Fremont Community Facilities District No. 1
Series 2015
5.00%, 9/01/28 (c)	1,505	1,657,758
Golden State Tobacco Securitization Corp.
Series 2018A
3.50%, 6/01/36	3,015	2,969,835
Irvine Unified School District
Series 2017A
5.00%, 9/01/23 (c)	925	1,016,279
Long Beach Bond Finance Authority (Aquarium of the Pacific)
Series 2012
5.00%, 11/01/22	1,460	1,585,253
Long Beach Unified School District
Series 2016
5.00%, 8/01/24	4,175	4,885,752
Los Angeles Department of Water
Series 2013B
5.00%, 7/01/19	1,000	1,017,630
Series 2018A
5.00%, 7/01/32	2,735	3,275,409
Los Angeles Department of Water & Power Power System Revenue
Series 2018A
5.00%, 7/01/28	1,660	2,054,217
Los Angeles Unified School District/CA
Series 2010KRY
5.25%, 7/01/25	160	168,371
Series 2014C
5.00%, 7/01/27	6,815	7,850,812
Oakland Unified School District/Alameda County
Series 2015A
5.00%, 8/01/25-8/01/26	2,335	2,737,016
Orange County Sanitation District
Series 2016A
5.00%, 2/01/25	1,560	1,850,113
Palomar Health (Palomar Health Obligated Group)
Series 2016
4.00%, 11/01/19	550	556,386
5.00%, 11/01/20	1,230	1,283,665
Peralta Community College District
Series 2014A
5.00%, 8/01/27	5,855	6,770,898
Port of Los Angeles
Series 2011A
5.00%, 8/01/19	1,500	1,526,130
Port of Oakland
Series 2012P
5.00%, 5/01/24-5/01/25	6,405	6,976,281

	Principal Amount (000)	U.S. $ Value
Riverside County Redevelopment Successor Agency
AGM Series 2017B
5.00%, 10/01/29	$1,900	$2,251,272
Romoland School District
Series 2015
5.00%, 9/01/23 (c)	300	329,469
Sacramento City Unified School District/CA
Series 2011
5.00%, 7/01/25	2,380	2,561,927
Sacramento County Sanitation Districts Financing Authority
Series 2014A
5.00%, 12/01/29	2,000	2,285,260
San Diego County Water Authority Financing Corp.
Series 2011A
5.00%, 5/01/24-5/01/25	4,860	5,228,263
San Diego Public Facilities Financing Authority
Series 2009B
5.00%, 5/15/21 (Pre-refunded/ETM)	1,570	1,590,332
5.00%, 5/15/22 (Pre-refunded/ETM)	5,740	5,813,242
San Francisco Bay Area Rapid Transit District
Series 2010
5.00%, 7/01/27 (Pre-refunded/ETM)	2,000	2,099,420
San Francisco City & County Airport Comm-San Francisco International Airport
Series 2011G
5.00%, 5/01/24 (Pre-refunded/ETM) (c)	1,775	1,909,243
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2009C-2
5.00%, 5/01/25	500	505,705
Series 2011G
5.00%, 5/01/24	695	748,598
Series 20122
5.00%, 5/01/27	1,270	1,392,034
Series 2016S
5.00%, 5/01/25-5/01/26	2,730	3,252,789
San Francisco Community College District
Series 2015
5.00%, 6/15/22	5,000	5,559,450
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No. 06-01)
Series 2016
5.00%, 9/01/27 (c)	750	843,930
Simi Valley Unified School District
Series 2017
5.00%, 8/01/20-8/01/22	3,900	4,237,671
South Placer Wastewater Authority/CA
Series 2011C
5.25%, 11/01/22 (Pre-refunded/ETM)	3,000	3,198,090
5.25%, 11/01/24 (Pre-refunded/ETM)	5,675	6,049,720
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR)
Series 2010
5.00%, 7/01/23	5,190	5,447,995

	Principal Amount (000)	U.S. $ Value
State of California
Series 2011
5.00%, 10/01/20	$1,500	$1,587,090
Series 2013
5.00%, 2/01/21	2,185	2,330,630
Series 2015
5.00%, 8/01/22-3/01/24	3,975	4,498,582
Series 2018B
5.00%, 8/01/29	7,615	9,256,413
Stockton Redevelopment Agency Successor Agency
AGM Series 2016A
5.00%, 9/01/25	1,900	2,222,772
University of California
series 2012G
5.00%, 5/15/23 (Pre-refunded/ETM) (c)	2,645	2,932,141
Series 2012G
5.00%, 5/15/23	4,755	5,267,874
Series 2013A
5.00%, 5/15/48	6,000	6,781,140
Series 2015A
5.00%, 5/15/21	5,355	5,786,506
Series 2017A
5.00%, 5/15/28	3,035	3,699,210
Series 2018A
4.00%, 5/15/24	2,120	2,359,836
5.00%, 5/15/30	3,000	3,639,510
Series 2018O
5.00%, 5/15/31	615	736,985
Upper Santa Clara Valley Joint Powers Authority
Series 2011A
5.00%, 8/01/25 (Pre-refunded/ETM)	1,790	1,943,063
Vista Unified School District
Series 2012
5.00%, 8/01/23-8/01/25	4,240	4,706,374
Walnut Energy Center Authority
Series 2014
5.00%, 1/01/26-1/01/28	2,800	3,223,342

		318,636,124

Colorado - 0.7%
City & County of Denver CO (United Airlines, Inc.)
Series 2017
5.00%, 10/01/32	1,000	1,051,590
Plaza Metropolitan District No. 1
Series 2013
5.00%, 12/01/22 (a)(c)	690	733,732
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
5.00%, 7/15/22	1,150	1,160,948
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3)
Series 2017A
5.00%, 12/01/30 (c)	1,000	1,011,680

		3,957,950

	Principal Amount (000)	U.S. $ Value
Florida - 0.4%
Citizens Property Insurance Corp.
Series 2011A-1
5.00%, 6/01/19	$2,035	$2,061,170

Illinois - 2.3%
Chicago Board of Education
Series 2017F
5.00%, 12/01/24	2,000	2,100,000
Metropolitan Pier & Exposition Authority
Series 2017B
5.00%, 12/15/30	1,400	1,501,164
State of Illinois
Series 2012
5.00%, 8/01/21	350	364,669
Series 2013A
5.00%, 4/01/20	1,415	1,450,474
Series 2014
5.00%, 5/01/25	2,165	2,289,119
Series 2016
5.00%, 2/01/22	1,520	1,590,011
Series 2017D
5.00%, 11/01/24	3,190	3,403,730

		12,699,167

Michigan - 1.8%
City of Detroit MI
5.00%, 4/01/29-4/01/30	2,600	2,768,722
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/25	2,175	2,419,448
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project)
Series 2018
5.00%, 6/30/30-12/31/30	4,325	4,909,314

		10,097,484

Nebraska - 0.4%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2018
5.00%, 3/01/50	2,290	2,496,466

New Jersey - 2.5%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2014P
5.00%, 6/15/20	1,350	1,400,693
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/22	6,950	7,494,532

	Principal Amount (000)	U.S. $ Value
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2013A
5.00%, 12/15/19	$5,000	$5,124,650

		14,019,875

Ohio - 0.3%
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33 (c)	160	155,200
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.)
Series 2017
3.75%, 1/15/28 (a)(c)	1,000	994,680
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33 (c)	180	174,600
Series 2016B
4.375%, 6/01/33 (c)	350	339,500

		1,663,980

Pennsylvania - 0.2%
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group)
Series 2017
5.00%, 7/01/22	1,000	1,070,000

Puerto Rico - 0.5%
Puerto Rico Highway & Transportation Authority
NATL Series 2005L
5.25%, 7/01/35	1,125	1,147,455
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	545	530,694
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Universidad Interamericana DE Puerto Rico, Inc.)
Series 2012
5.00%, 10/01/19	1,000	1,010,510

		2,688,659

Texas - 1.5%
Central Texas Turnpike System
Series 2015A
5.00%, 8/15/42	2,850	2,950,178
Mission Economic Development Corp. (Natgasoline LLC)
Series 2018
4.625%, 10/01/31 (a)	1,010	1,027,372

	Principal Amount (000)	U.S. $ Value
Texas Municipal Gas Acquisition & Supply Corp. I (Bank of America Corp.)
Series 2008D
6.25%, 12/15/26	$3,610	$4,124,894

		8,102,444

Washington - 0.2%
Kalispel Tribe of Indians
Series 2018A
5.00%, 1/01/32 (a)(c)	1,000	1,056,770

West Virginia - 0.0%
West Virginia Economic Development Authority (Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	235	226,366

Wisconsin - 0.2%
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24 (a)	1,135	1,215,074

Total Long-Term Municipal Bonds (cost $384,539,761)		390,833,781

Short-Term Municipal Notes - 2.0%
California - 2.0%
County of Los Angeles CA
Series 2018
4.00%, 6/28/19 (cost $10,887,410)	10,760	10,883,094

Total Municipal Obligations (cost $395,427,171)		401,716,875

	Shares
INVESTMENT COMPANIES - 22.2%
Funds and Investment Trusts - 22.2% (d)
AB All Market Real Return Portfolio - Class Z (e)	838,444	6,430,864
iShares Core MSCI EAFE ETF	236,626	13,014,430
iShares Core MSCI Emerging Markets ETF	304,022	14,334,637
SPDR S&P 500 ETF Trust	349,886	87,443,509
Vanguard Mid-Cap ETF	19,514	2,696,445

Total Investment Companies (cost $121,082,458)		123,919,885

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 0.0%
United States - 0.0%
U.S. Treasury Notes
2.125%, 11/30/23 (cost $198,231)	$200	$196,375

SHORT-TERM INVESTMENTS - 6.1%
U.S. Treasury Bills - 4.5%
U.S. Treasury Bill
Zero Coupon, 1/03/19	10,200	10,199,372
Zero Coupon, 2/14/19 (f)	5,000	4,985,667
Zero Coupon, 3/21/19 (g)	10,200	10,148,728

Total U.S. Treasury Bills (cost $25,332,217)		25,333,767

	Shares
Investment Companies - 1.6%
AB Fixed Income Shares, Inc.- Government Money Market Portfolio-Class AB, 2.31% (d)(e)(h) (cost $9,164,823)	9,164,823	9,164,823

Total Short-Term Investments (cost $34,497,040)		34,498,590

Total Investments - 100.1% (cost $551,204,900) (i)		560,331,725
Other assets less liabilities - (0.1)%		(639,379)

Net Assets - 100.0%		$559,692,346

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at December 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	266	March 2019	EUR	3	$9,253,990	$9,063,842	$(190,148)
FTSE 100 Index Futures	71	March 2019	GBP	1	6,032,747	6,026,168	(6,579)
MSCI Emerging Markets Futures	498	March 2019	USD	25	24,376,866	24,073,320	(303,546)
Russell 2000 E-Mini Futures	111	March 2019	USD	6	8,074,478	7,486,950	(587,528)
S&P Mid 400 E-Mini Futures	9	March 2019	USD	1	1,602,343	1,495,980	(106,363)
S&P TSX 60 Index Futures	9	March 2019	CAD	2	1,166,166	1,130,340	(35,826)
TOPIX Index Futures	74	March 2019	JPY	740	10,703,746	10,083,390	(620,356)
Sold Contracts
Hang Seng Index Futures	10	January 2019	HKD	1	1,630,842	1,650,852	(20,010)
S&P 500 E Mini Futures	652	March 2019	USD	33	85,704,679	81,669,520	4,035,159
SPI 200 Futures	16	March 2019	AUD	0	1,556,866	1,566,756	(9,890)

							$2,154,913

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CAD	3,647	USD	2,745	2/14/19	$70,465
Bank of America, NA	USD	601	GBP	458	2/14/19	(16,233)
Bank of America, NA	USD	4,223	CAD	5,632	3/15/19	(90,960)
Barclays Bank PLC	CHF	1,621	USD	1,638	2/14/19	(17,664)
Barclays Bank PLC	USD	3,348	CAD	4,378	2/14/19	(137,741)
BNP Paribas SA	AUD	5,636	USD	4,070	2/14/19	96,882
BNP Paribas SA	USD	5,705	AUD	7,984	2/14/19	(77,398)
BNP Paribas SA	USD	856	CAD	1,110	2/14/19	(42,884)
BNP Paribas SA	USD	3,998	JPY	449,610	3/15/19	126,384
Citibank, NA	USD	983	EUR	849	2/14/19	(6,964)
Citibank, NA	USD	5,083	JPY	569,416	2/14/19	128,058
Credit Suisse International	JPY	962,433	USD	8,604	2/14/19	(203,780)
Credit Suisse International	USD	2,948	AUD	4,093	2/14/19	(62,296)
Credit Suisse International	USD	710	CHF	693	2/14/19	(2,714)
Credit Suisse International	USD	3,041	GBP	2,335	2/14/19	(58,610)
Credit Suisse International	USD	1,413	NOK	11,443	2/14/19	(86,591)
Goldman Sachs Bank USA	CAD	1,110	USD	856	2/14/19	42,515
Goldman Sachs Bank USA	USD	3,406	GBP	2,637	2/14/19	(37,354)
JPMorgan Chase Bank, NA	SEK	12,685	USD	1,413	2/14/19	(22,610)
JPMorgan Chase Bank, NA	USD	10,603	EUR	9,262	2/14/19	46,188
JPMorgan Chase Bank, NA	USD	12,015	JPY	1,340,418	2/14/19	251,072
JPMorgan Chase Bank, NA	USD	1,467	NOK	12,465	2/14/19	(22,495)
JPMorgan Chase Bank, NA	USD	2,915	NZD	4,372	2/14/19	21,372
JPMorgan Chase Bank, NA	USD	3,642	SEK	32,709	2/14/19	61,101
Morgan Stanley & Co., Inc.	CAD	1,985	USD	1,478	2/14/19	21,785
Morgan Stanley & Co., Inc.	USD	6,940	JPY	782,528	2/14/19	220,927
Morgan Stanley & Co., Inc.	CAD	1,788	USD	1,331	3/15/19	19,651
State Street Bank & Trust Co.	USD	967	CAD	1,254	2/14/19	(47,274)
State Street Bank & Trust Co.	USD	1,316	EUR	1,158	2/14/19	14,929
State Street Bank & Trust Co.	USD	248	NOK	2,090	2/14/19	(5,931)
UBS AG	AUD	1,736	USD	1,229	2/14/19	5,030
UBS AG	EUR	3,745	USD	4,276	2/14/19	(30,679)
UBS AG	JPY	1,239,409	USD	10,983	2/14/19	(359,292)
UBS AG	USD	959	EUR	837	2/14/19	3,364
UBS AG	USD	2,876	JPY	321,914	2/14/19	70,137

						$(129,610)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	8.38%	USD	37	$(5,950)	$(3,777)	$(2,173)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	123	(19,778)	(16,197)	(3,581)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	8.38%	USD	382	$(61,426)	$(38,387)	$(23,039)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	20	(3,216)	(2,060)	(1,156)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	8	(1,287)	(1,022)	(265)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	251	(40,361)	(31,842)	(8,519)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	255	(40,983)	(26,300)	(14,683)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	331	(53,225)	(32,285)	(20,940)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	48	(7,718)	(6,294)	(1,424)

						$(233,944)	$(158,164)	$(75,780)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	7,032	8/31/20	2.235%	CPI	#	Maturity	$(120,680)
Barclays Bank PLC	USD	7,031	9/04/20	2.248%	CPI	#	Maturity	(120,725)
Barclays Bank PLC	USD	8,029	9/20/20	2.263%	CPI	#	Maturity	(137,087)
Barclays Bank PLC	USD	7,121	10/15/20	2.208%	CPI	#	Maturity	(110,199)
Barclays Bank PLC	USD	4,111	10/15/20	2.210%	CPI	#	Maturity	(63,820)
Barclays Bank PLC	USD	5,000	10/23/26	2.310%	CPI	#	Maturity	(346,245)
Barclays Bank PLC	USD	5,000	12/04/27	2.170%	CPI	#	Maturity	(90,419)
Barclays Bank PLC	USD	1,000	10/23/29	2.388%	CPI	#	Maturity	(82,692)
Citibank, NA	USD	5,180	10/17/20	2.220%	CPI	#	Maturity	(80,813)
Citibank, NA	USD	7,280	12/14/20	1.548%	CPI	#	Maturity	88,196
Citibank, NA	USD	6,400	10/23/21	2.039%	CPI	#	Maturity	(240,926)
Citibank, NA	USD	7,000	11/04/23	1.900%	CPI	#	Maturity	19,566
Citibank, NA	USD	3,000	7/20/27	2.104%	CPI	#	Maturity	(30,408)
Deutsche Bank AG, London	USD	3,700	7/15/20	1.265%	CPI	#	Maturity	113,593
Deutsche Bank AG, London	USD	4,000	9/04/25	1.818%	CPI	#	Maturity	12,309
JPMorgan Chase Bank, NA	USD	7,207	8/30/20	2.210%	CPI	#	Maturity	(119,778)
JPMorgan Chase Bank, NA	USD	3,000	3/02/24	2.175%	CPI	#	Maturity	(57,918)
JPMorgan Chase Bank, NA	USD	5,000	7/20/24	1.995%	CPI	#	Maturity	(17,483)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	4,000	11/04/26	2.015%	CPI	#	Maturity	$(10,537)
JPMorgan Chase Bank, NA	USD	7,000	12/27/28	2.009%	CPI	#	Maturity	(25,829)
Morgan Stanley Capital Services LLC	USD	19,000	7/20/22	1.939%	CPI	#	Maturity	(42,759)
Morgan Stanley Capital Services LLC	USD	5,000	7/20/32	2.158%	CPI	#	Maturity	(58,224)

								$(1,522,878)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate market value of these securities amounted to $7,183,511 or 1.3% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Affiliated investments.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of December 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $20,396,514 and gross unrealized depreciation of investments was $(10,843,044), resulting in net unrealized appreciation of $9,553,470.

As of December 31, 2018, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.4% and 0.0%, respectively.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

AGM	-	Assured Guaranty Municipal
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed
COP	-	Certificate of Participation
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund

ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
MSCI	-	Morgan Stanley Capital International
NATL	-	National Interstate Corporation
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay C Portfolio

December 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$374,812,140		$16,021,641		$390,833,781
Short-Term Municipal Notes		– 0	–	10,883,094		– 0	–	10,883,094
Investment Companies		123,919,885		– 0	–	– 0	–	123,919,885
Governments - Treasuries		– 0	–	196,375		– 0	–	196,375
Short-Term Investments:
U.S. Treasury Bills		– 0	–	25,333,767		– 0	–	25,333,767
Investment Companies		9,164,823		– 0	–	– 0	–	9,164,823

Total Investments in Securities		133,084,708		411,225,376		16,021,641		560,331,725
Other Financial Instruments (a):
Assets:
Futures		4,035,159		– 0	–	– 0	–	4,035,159
Forward Currency Exchange Contracts		– 0	–	1,199,860		– 0	–	1,199,860
Inflation (CPI) Swaps		– 0	–	233,664		– 0	–	233,664
Liabilities:
Futures		(1,033,263)		(846,983)		– 0	–	(1,880,246)
Forward Currency Exchange Contracts		– 0	–	(1,329,470)		– 0	–	(1,329,470)
Credit Default Swaps		– 0	–	(233,944)		– 0	–	(233,944)
Inflation (CPI) Swaps		– 0	–	(1,756,542)		– 0	–	(1,756,542)

Total (b)		$136,086,604		$408,491,961		$16,021,641		$560,600,206

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/18	$16,044,162		$16,044,162
Accrued discounts/(premiums)	(35,399)		(35,399)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	12,878		12,878
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/18	16,021,641		16,021,641

Net change in unrealized appreciation/depreciation from investments held as of 12/31/18	$12,878		$12,878

As of December 31, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2018 is as follows:

									Distributions
Affiliated Issuer	Market Value 9/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 12/31/18 (000)	Dividend Income (000)		Realized Gains (000)
AB All Market Real Return Portfolio	$24,082	$128	$15,913	$(1,246)		$(620)		$6,431	$128		$	– 0	–
Government Money Market Portfolio	12,647	60,840	64,322	– 0	–	– 0	–	9,165	– 0	–		53

Total	$36,729	$60,968	$80,235	$(1,246)		$(620)		$15,596	$128			$53

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay N Portfolio

Schedule of Investments

December 31, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 71.0%
Long-Term Municipal Bonds - 71.0%
Alabama - 0.3%
County of Jefferson AL Sewer Revenue
Series 2013D
5.00%, 10/01/22	$1,000	$1,077,650

American Samoa - 0.0%
American Samoa Economic Development Authority (Territory of American Samoa)
6.50%, 9/01/28 (a)	180	181,177

Arizona - 0.7%
City of Phoenix Civic Improvement Corp.
Series 2010A
5.00%, 7/01/22 (Pre-refunded/ETM)	2,575	2,695,973
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017B
4.00%, 10/01/23 (a)(b)	420	420,332

		3,116,305

California - 0.2%
Golden State Tobacco Securitization Corp.
Series 2018A
3.50%, 6/01/36	660	650,113

Colorado - 1.5%
City & County of Denver CO (United Airlines, Inc.)
Series 2017
5.00%, 10/01/32	1,000	1,051,590
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2011A
5.75%, 11/15/20	3,150	3,365,303
Plaza Metropolitan District No. 1
Series 2013
5.00%, 12/01/22 (a)(b)	600	638,028
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
5.375%, 7/15/25	1,100	1,113,101

		6,168,022

Connecticut - 0.6%
State of Connecticut
Series 2018D
5.00%, 4/15/27	2,280	2,606,770

District of Columbia - 0.5%
Metropolitan Washington Airports Authority
Series 2010B
5.00%, 10/01/21	2,100	2,203,719

Florida - 0.7%
Citizens Property Insurance Corp.

	Principal Amount (000)	U.S. $ Value
Series 2012A-1
5.00%, 6/01/21	$2,840	$3,043,003

Illinois - 2.8%
Chicago Board of Education
Series 2017C
5.00%, 12/01/23	1,465	1,531,013
Metropolitan Pier & Exposition Authority
Series 2017B
5.00%, 12/15/25	1,000	1,075,200
State of Illinois
Series 2014
5.00%, 5/01/22-5/01/23	4,990	5,268,953
Series 2017D
5.00%, 11/01/24	2,000	2,134,000
State of Illinois (State of Illinois Sales Tax)
Series 2010
5.00%, 6/15/20	1,685	1,739,965

		11,749,131

Michigan - 1.9%
City of Detroit MI
5.00%, 4/01/24-4/01/25	2,115	2,255,231
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue)
AGM Series 2014C
5.00%, 7/01/26	5,055	5,705,579

		7,960,810

Nebraska - 0.9%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2018
5.00%, 3/01/50	3,290	3,586,626

New Jersey - 4.3%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2015X
5.00%, 6/15/21	4,555	4,813,906
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/21	2,410	2,562,384
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2018A
5.00%, 6/15/24	3,410	3,781,247
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2018A
5.00%, 12/15/29	3,490	3,889,326
New Jersey Turnpike Authority
AGM Series 2005D-3
5.25%, 1/01/26	2,555	3,027,215

		18,074,078

	Principal Amount (000)	U.S. $ Value
New York - 52.0%
Albany County Airport Authority
AGM Series 2010A
5.00%, 12/15/22-12/15/23	$3,555	$3,701,430
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.25%, 11/01/29	1,000	1,030,260
Central Islip Union Free School District
Series 2013
5.00%, 7/15/19	750	762,923
City of New York NY
Series 2010B
5.00%, 8/01/19	1,275	1,298,843
Series 2010H
5.00%, 6/01/19 (Pre-refunded/ETM) (b)	1,220	1,236,555
Series 2014A
5.00%, 8/01/28	1,285	1,462,741
Series 2014J
5.00%, 8/01/27	1,085	1,238,126
Series 2018E
5.00%, 3/01/31	1,055	1,249,795
City of Yonkers NY
AGM Series 2015A
5.00%, 3/15/21	2,000	2,121,780
County of Nassau NY
Series 2011A
5.00%, 4/01/20	2,050	2,127,470
Series 2014A
5.00%, 4/01/25	4,775	5,390,736
Series 2017C
5.00%, 10/01/25	1,875	2,169,244
County of Westchester NY
Series 2016A
5.00%, 1/01/23	2,435	2,733,020
Hempstead Town Local Development Corp. (Hofstra University)
Series 2013
5.00%, 7/01/21	700	750,316
Hudson Yards Infrastructure Corp.
Series 2017A
5.00%, 2/15/32	2,320	2,691,873
Jefferson County Industrial Development Agency (ReEnergy Black River LLC)
Series 2014
4.75%, 1/01/20 (b)(c)	145	143,892
Metropolitan Transportation Authority
Series 2011
5.00%, 11/15/25 (Pre-refunded/ETM) (b)	2,075	2,262,705
Series 2011C
5.00%, 11/15/25	4,430	4,782,938
Series 2012
5.00%, 11/15/22	2,650	2,915,265
Series 2012F
5.00%, 11/15/25	1,000	1,091,950

	Principal Amount (000)	U.S. $ Value
Series 2017C
5.00%, 11/15/26-11/15/28	$12,180	$14,275,445
Series 2018B
5.00%, 5/15/20	3,085	3,204,636
Series 2018C
5.00%, 9/01/20	2,630	2,750,901
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax)
Series 2012A
5.00%, 11/15/23-11/15/26	9,840	10,905,364
Series 2016A
5.00%, 11/15/25	1,375	1,634,518
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2014
5.00%, 7/01/20	1,000	1,041,540
New York City Municipal Water Finance Authority
Series 2010FF
5.00%, 6/15/25	500	522,500
Series 2011GG
5.00%, 6/15/26	8,070	8,625,942
Series 2015G
5.00%, 6/15/27	2,885	3,356,928
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease)
Series 2018S
5.00%, 7/15/31-7/15/32	5,175	6,119,688
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2010I-2
5.00%, 11/01/19	2,000	2,053,640
Series 2011B
5.00%, 2/01/21	4,110	4,378,712
Series 2012S
5.00%, 5/01/19 (Pre-refunded/ETM)	1,000	1,011,040
Series 2013I
5.00%, 5/01/22	2,270	2,495,820
Series 2014B
5.00%, 11/01/26	4,000	4,549,280
Series 2015C
5.00%, 11/01/28	2,145	2,465,098
Series 2017
5.00%, 11/01/26	1,925	2,299,894
Series 2017E-1
5.00%, 2/01/30	1,155	1,354,850
Series 2018C
5.00%, 5/01/22	2,605	2,864,145
New York City Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.)
Series 2016A
5.00%, 12/01/26	5,575	6,653,540
New York State Dormitory Authority
Series 2012A
5.00%, 7/01/26 (Pre-refunded/ETM)	1,965	2,174,214
New York State Dormitory Authority (New York State Dormitory Authority Lease)

	Principal Amount (000)	U.S. $ Value
Series 2009A
5.00%, 7/01/24	$3,440	$3,491,531
New York State Dormitory Authority (New York State Sales Tax)
Series 2015A
5.00%, 3/15/23	3,300	3,708,144
Series 2018E
5.00%, 3/15/29	4,160	5,070,749
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group)
Series 2017
5.00%, 12/01/24 (a)	700	785,778
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012A
5.00%, 12/15/21-12/15/22	3,965	4,368,633
Series 2014A
5.00%, 2/15/28	2,035	2,298,736
Series 2014C
5.00%, 3/15/29	3,000	3,382,200
Series 2018A
5.00%, 3/15/22	2,675	2,930,329
New York State Dormitory Authority (State University of New York Dormitory Fees)
Series 2013A
5.00%, 7/01/21	1,000	1,074,410
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority)
Series 2012D
5.00%, 6/15/20	1,745	1,827,626
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2011A
5.00%, 4/01/23	1,590	1,699,933
Series 2012A
5.00%, 4/01/20	1,975	2,053,862
AMBAC Series 2005B
5.50%, 4/01/20	2,400	2,510,544
New York State Thruway Authority (State of New York Pers Income Tax)
Series 2010A
5.00%, 3/15/25	4,500	4,734,495
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2016A
5.00%, 3/15/22-3/15/24	6,600	7,360,932
New York Transportation Development Corp. (American Airlines, Inc.)
Series 2016
5.00%, 8/01/19-8/01/31	6,030	6,250,297
New York Transportation Development Corp. (Delta Air Lines, Inc.)
Series 2018
5.00%, 1/01/30	3,065	3,449,872
New York Transportation Development Corp. (Terminal One Group Association LP)

	Principal Amount (000)	U.S. $ Value
Series 2015
5.00%, 1/01/22	$1,755	$1,881,869
Niagara Area Development Corp. (Covanta Holding Corp.)
Series 2018B
3.50%, 11/01/24 (a)	600	592,812
Niagara Falls City School District
Series 2016
5.00%, 6/15/19	2,605	2,639,438
Niagara Frontier Transportation Authority
AGM Series 2004A2
4.98%, 4/01/24 (d)	800	800,000
Port Authority of New York & New Jersey
Series 2013-178
5.00%, 12/01/23	2,515	2,828,595
Series 2013-180
5.00%, 6/01/21	2,500	2,689,125
Series 2014
5.00%, 9/01/23-9/01/28	5,615	6,304,014
Series 2015E
5.00%, 10/15/23	1,000	1,122,090
Series 2017
5.00%, 11/15/30	1,735	2,058,265
Sales Tax Asset Receivable Corp.
Series 2014A
5.00%, 10/15/25	3,750	4,354,725
Triborough Bridge & Tunnel Authority
Series 2018B
5.00%, 11/15/27	4,295	5,224,094
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute)
Series 2010B
5.00%, 9/01/19-9/01/20	1,540	1,586,181
Utility Debt Securitization Authority
Series 2015
5.00%, 12/15/24	1,500	1,670,085

		216,648,921

Ohio - 0.4%
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29 (b)	210	203,700
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.)
Series 2017
3.75%, 1/15/28 (a)(b)	1,000	994,680
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016B
4.375%, 6/01/33 (b)	300	291,000

		1,489,380

	Principal Amount (000)	U.S. $ Value
Pennsylvania - 1.3%
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group)
Series 2017
5.00%, 7/01/24	$1,000	$1,097,430
Philadelphia Parking Authority (The)
Series 2009
5.25%, 9/01/23	200	209,690
Sports & Exhibition Authority of Pittsburgh and Allegheny County (Sports & Exhibition Authority of Pittsburgh and Allegheny County Hotel Occupancy Tax)
AGM Series 2010
5.00%, 2/01/24	4,000	4,173,320

		5,480,440

Puerto Rico - 0.2%
Puerto Rico Highway & Transportation Authority
AGC Series 2007N
5.25%, 7/01/36	205	219,319
NATL Series 2007N
5.25%, 7/01/32	100	103,317
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	445	433,319
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico)
NATL Series 2007
6.00%, 7/01/25	100	108,658

		864,613

South Carolina - 0.8%
Patriots Energy Group Financing Agency (Royal Bank of Canada)
Series 2018A
4.00%, 10/01/48	3,000	3,169,230

Tennessee - 1.0%
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The))
Series 2018
4.00%, 11/01/49	3,880	4,068,879

Washington - 0.8%
Kalispel Tribe of Indians
Series 2018B
5.00%, 1/01/32 (a)(b)(e)	700	739,739
Port of Seattle WA
Series 2010C
5.00%, 2/01/21	2,300	2,434,389

		3,174,128

	Principal Amount (000)	U.S. $ Value
West Virginia - 0.1%
West Virginia Economic Development Authority (Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	$235	$226,366

Total Municipal Obligations (cost $290,261,253)		295,539,361

	Shares
INVESTMENT COMPANIES - 19.3%
Funds and Investment Trusts - 19.3% (f)
AB All Market Real Return Portfolio - Class Z (g)	627,626	4,813,894
iShares Core MSCI EAFE ETF	207,783	11,428,065
iShares Core MSCI Emerging Markets ETF	239,172	11,276,960
SPDR S&P 500 ETF Trust	203,068	50,750,754
Vanguard Mid-Cap ETF	15,255	2,107,936

Total Investment Companies (cost $77,172,278)		80,377,609

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 0.9%
United States - 0.9%
U.S. Treasury Notes
2.125%, 11/30/23	$1,000	981,875
2.50%, 5/31/20	2,965	2,962,220

Total Governments - Treasuries (cost $3,951,525)		3,944,095

SHORT-TERM INVESTMENTS - 8.5%
U.S. Treasury Bills - 5.0%
U.S. Treasury Bill
Zero Coupon, 1/03/19	8,000	7,999,508
Zero Coupon, 3/21/19 (h)	8,000	7,959,786
Zero Coupon, 2/14/19 (i)	5,000	4,985,667

Total U.S. Treasury Bills (cost $20,943,785)		20,944,961

	Shares
Investment Companies - 3.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.31% (f)(g)(j) (cost $14,391,912)	14,391,912	14,391,912

Total Short-Term Investments (cost $35,335,697)		35,336,873

Total Investments - 99.7% (cost $406,720,753) (k)		415,197,938
Other assets less liabilities - 0.3%		1,160,179

Net Assets - 100.0%		$416,358,117

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at December 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	175	March 2019	EUR	2		$6,088,151	$5,963,054	$(125,097)
FTSE 100 Index Futures	49	March 2019	GBP	0	**	4,163,444	4,158,904	(4,540)
MSCI Emerging Markets Futures	359	March 2019	USD	18		17,565,644	17,354,060	(211,584)
Russell 2000 E-Mini Futures	83	March 2019	USD	4		6,034,741	5,598,350	(436,391)
S&P Mid 400 E-Mini Futures	7	March 2019	USD	1		1,246,266	1,163,540	(82,726)
S&P TSX 60 Index Futures	7	March 2019	CAD	1		907,018	879,153	(27,865)
TOPIX Index Futures	52	March 2019	JPY	520		7,521,552	7,085,626	(435,926)
Sold Contracts
Hang Seng Index Futures	8	January 2019	HKD	0	**	1,304,674	1,320,682	(16,008)
S&P 500 E Mini Futures	370	March 2019	USD	19		48,477,520	46,346,200	2,131,320
SPI 200 Futures	13	March 2019	AUD	0	**	1,264,953	1,272,989	(8,036)

								$783,147

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CAD	2,778	USD	$2,091	2/14/19	$53,674
Bank of America, NA	USD	3,148	CAD	4,200	2/14/19	(67,850)
Barclays Bank PLC	CHF	854	USD	863	2/14/19	(9,311)
Barclays Bank PLC	USD	2,530	CAD	3,309	2/14/19	(104,108)
BNP Paribas SA	AUD	4,280	USD	3,091	2/14/19	73,602
BNP Paribas SA	USD	4,302	AUD	6,020	2/14/19	(58,445)
BNP Paribas SA	USD	661	CAD	856	2/14/19	(33,097)
BNP Paribas SA	USD	2,965	JPY	334,242	2/14/19	93,403
Citibank, NA	USD	631	EUR	545	2/14/19	(4,471)
Citibank, NA	USD	3,868	JPY	433,296	2/14/19	97,446
Credit Suisse International	JPY	734,253	USD	6,564	2/14/19	(155,306)
Credit Suisse International	USD	2,195	AUD	3,048	2/14/19	(46,381)
Credit Suisse International	USD	2,297	GBP	1,764	2/14/19	(44,277)
Credit Suisse International	USD	1,054	NOK	8,538	2/14/19	(64,609)
Goldman Sachs Bank USA	CAD	856	USD	661	2/14/19	32,812
Goldman Sachs Bank USA	USD	2,634	GBP	2,038	2/14/19	(31,594)
JPMorgan Chase Bank, NA	SEK	9,728	USD	1,084	2/14/19	(17,339)
JPMorgan Chase Bank, NA	USD	7,863	EUR	6,869	2/14/19	34,271
JPMorgan Chase Bank, NA	USD	8,842	JPY	986,519	2/14/19	185,603
JPMorgan Chase Bank, NA	USD	1,087	NOK	9,240	2/14/19	(16,675)
JPMorgan Chase Bank, NA	USD	2,200	NZD	3,300	2/14/19	16,132
JPMorgan Chase Bank, NA	USD	2,705	SEK	24,297	2/14/19	45,301
Morgan Stanley & Co., Inc.	CAD	2,817	USD	2,096	2/14/19	30,907
Morgan Stanley & Co., Inc.	USD	5,580	JPY	629,118	2/14/19	177,616
State Street Bank & Trust Co.	CHF	382	USD	386	2/14/19	(3,840)
State Street Bank & Trust Co.	JPY	65,489	USD	590	2/14/19	(9,252)
State Street Bank & Trust Co.	USD	733	CAD	951	2/14/19	(35,826)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	391	CHF	382	2/14/19	$(1,327)
State Street Bank & Trust Co.	USD	560	EUR	493	2/14/19	6,358
State Street Bank & Trust Co.	USD	187	NOK	1,575	2/14/19	(4,471)
UBS AG	AUD	1,459	USD	1,033	2/14/19	4,227
UBS AG	EUR	2,804	USD	3,201	2/14/19	(22,966)
UBS AG	JPY	934,454	USD	8,280	2/14/19	(270,909)
UBS AG	USD	715	EUR	624	2/14/19	2,507
UBS AG	USD	2,164	JPY	242,292	2/14/19	52,789

						$(95,406)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	8.38%	USD	30	$(4,824)	$(3,062)	$(1,762)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	99	(15,919)	(13,037)	(2,882)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	310	(49,848)	(31,151)	(18,697)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	17	(2,733)	(1,751)	(982)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	205	(32,947)	(21,143)	(11,804)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	201	(32,321)	(25,499)	(6,822)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	7	(1,126)	(894)	(232)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	8.38%	USD	268	$(43,095)	$(26,140)	$(16,955)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	38	(6,110)	(4,983)	(1,127)

						$(188,923)	$(127,660)	$(61,263)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	4,000	10/23/2026	2.310%	CPI	#	Maturity	$(276,996)
Barclays Bank PLC	USD	1,000	10/23/2029	2.388%	CPI	#	Maturity	(82,692)
Barclays Bank PLC	USD	3,000	12/4/1932	2.233%	CPI	#	Maturity	(72,130)
Barclays Bank PLC	USD	5,709	8/31/2020	2.235%	CPI	#	Maturity	(97,975)
Barclays Bank PLC	USD	5,709	9/4/2020	2.248%	CPI	#	Maturity	(98,026)
Barclays Bank PLC	USD	6,514	9/20/2020	2.263%	CPI	#	Maturity	(111,220)
Barclays Bank PLC	USD	3,336	10/15/2020	2.210%	CPI	#	Maturity	(51,789)
Barclays Bank PLC	USD	5,789	10/15/2020	2.208%	CPI	#	Maturity	(89,586)
Citibank, N.A.	USD	3,800	10/23/2021	2.039%	CPI	#	Maturity	(143,050)
Citibank, N.A.	USD	5,700	12/14/2020	1.548%	CPI	#	Maturity	69,054
Citibank, N.A.	USD	7,000	11/4/2023	1.900%	CPI	#	Maturity	19,566
Citibank, N.A.	USD	3,500	7/20/2027	2.104%	CPI	#	Maturity	(35,476)
Citibank, N.A.	USD	4,210	10/17/2020	2.220%	CPI	#	Maturity	(65,680)
Deutsche Bank AG LONDON	USD	4,000	9/4/2025	1.818%	CPI	#	Maturity	12,309
Deutsche Bank AG LONDON	USD	2,900	7/15/2020	1.265%	CPI	#	Maturity	89,033
JPMorgan Chase Bank, N.A.	USD	3,000	11/4/2026	2.015%	CPI	#	Maturity	(7,903)
JPMorgan Chase Bank, N.A.	USD	2,500	3/2/2024	2.175%	CPI	#	Maturity	(48,265)
JPMorgan Chase Bank, N.A.	USD		7/20/2024	1.995%	CPI	#	Maturity	(24,477)
JPMorgan Chase Bank, N.A.	USD	5,852	8/30/2020	2.210%	CPI	#	Maturity	(97,258)
JPMorgan Chase Bank, N.A.	USD	5,000	12/27/2028	2.009%	CPI	#	Maturity	(18,449)
Morgan Stanley Capital Services LLC	USD	8,500	7/20/2022	1.939%	CPI	#	Maturity	(19,129)
Morgan Stanley Capital Services LLC	USD	1,800	7/20/1932	2.158%	CPI	#	Maturity	(20,960)

								$(1,171,099)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

**	Notional amount less than 500.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate market value of these securities amounted to $4,352,546 or 1.0% of net assets.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.03% of net assets as of December 31, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2014 4.75%, 1/01/20	11/13/14	$145,000	$143,892	0.03%

(d)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2018 and the aggregate market value of this security amounted to $800,000 or 0.19% of net assets.

(e)	When-Issued or delayed delivery security.
(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	Affiliated investments.
(h)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(i)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(j)	The rate shown represents the 7-day yield as of period end.
(k)

As of December 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,115,322 and gross unrealized depreciation of investments was $(8,182,758), resulting in net unrealized appreciation of $7,932,564.

As of December 31, 2018, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 7.6% and 0.0%, respectively.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund

ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
MSCI	-	Morgan Stanley Capital International
NATL	-	National Interstate Corporation
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay N Portfolio

December 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$288,608,730		$6,930,631		$295,539,361
Investment Companies		80,377,609		– 0	–	– 0	–	80,377,609
Governments - Treasuries		– 0	–	3,944,095		– 0	–	3,944,095
Short-Term Investments:
U.S. Treasury Bills		– 0	–	20,944,961		– 0	–	20,944,961
Investment Companies		14,391,912		– 0	–	– 0	–	14,391,912

Total Investments in Securities		94,769,521		313,497,786		6,930,631		415,197,938
Other Financial Instruments (a):
Assets:
Futures		2,131,320		– 0	–	– 0	–	2,131,320
Forward Currency Exchange Contracts		– 0	–	906,648		– 0	–	906,648
Inflation (CPI) Swaps		– 0	–	189,962		– 0	–	189,962
Liabilities:
Futures		(758,566)		(589,607)		– 0	–	(1,348,173)
Forward Currency Exchange Contracts		– 0	–	(1,002,054)		– 0	–	(1,002,054)
Credit Default Swaps		– 0	–	(188,923)		– 0	–	(188,923)
Inflation (CPI) Swaps		– 0	–	(1,361,061)		– 0	–	(1,361,061)

Total (b)		$96,142,275		$311,452,751		$6,930,631		$414,525,657

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/18	$7,059,934		$7,059,934
Accrued discounts/(premiums)	(11,269)		(11,269)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	11,966		11,966
Purchases	– 0	–	– 0	–
Sales	(130,000)		(130,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/18	$6,930,631		$6,930,631

Net change in unrealized appreciation/depreciation from investments held as of 12/31/18	$11,966		$11,966

As of December 31, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2018 is as follows:

									Distributions
Affiliated Issuer	Market Value 9/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 12/31/18 (000)	Dividend Income (000)		Realized Gains (000)
AB All Market Real Return Portfolio	$18,848	$96	$12,706	$(983)		$(441)		$4,814	$96		$	– 0	–
Government Money Market Portfolio	3,409	48,532	37,549	– 0	–	– 0	–	14,392	– 0	–		67

Total	$22,257	$48,628	$50,255	$(983)		$(441)		$19,206	$96			$67

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund, Inc.

By:	/s/ Kathleen M. Fisher
Kathleen M. Fisher
President

Date: February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kathleen M. Fisher
Kathleen M. Fisher
President

Date: February 22, 2019

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: February 22, 2019